Schedule of Investments Core Bond Fund^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
U.S. Treasury Obligations 19.2%(a)
$1,240	U.S. Treasury Bill, 2.33%, due 1/2/2020	$1,229	(a)(b)
1,215	U.S. Treasury Bonds, 4.50%, due 2/15/2036	1,602
9,370	U.S. Treasury Bonds, 2.75%, due 8/15/2042	9,830
	U.S. Treasury Inflation-Indexed Bonds(c)
12,388	0.13%, due 4/15/2022	12,262
5,101	3.88%, due 4/15/2029	6,822
1,493	2.13%, due 2/15/2040	1,924
2,159	1.38%, due 2/15/2044	2,473
	U.S. Treasury Notes
8,745	2.00%, due 1/15/2021	8,750
7,420	2.88%, due 5/31/2025	7,828
11,335	2.75%, due 2/15/2028	12,023
4,460	2.38%, due 5/15/2029	4,601

	Total U.S. Treasury Obligations (Cost $67,814)	69,344

U.S. Government Agency Securities 0.9%
1,160	Federal Home Loan Bank, 5.50%, due 7/15/2036	1,613
455	Federal National Mortgage Association, 5.63%, due 7/15/2037	643
700	Tennessee Valley Authority, 5.25%, due 9/15/2039	932

	Total U.S. Government Agency Securities (Cost $2,894)	3,188

Mortgage-Backed Securities 48.1%
Collateralized Mortgage Obligations 7.5%
3,763	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	3,821	(d)(e)
911	Bear Stearns ALT-A Trust, Ser. 2004-8, Class 2A, (1 month USD LIBOR + 0.68%), 2.95%, due 9/25/2034	918	(f)
2,640	Bunker Hill Loan Depositary Trust, Ser. 2019-1, Class A1, 3.61%, due 10/26/2048	2,667	(d)
	Connecticut Avenue Securities Trust
2,598	Ser. 2019-R01, Class 2M1, (1 month USD LIBOR + 0.85%), 3.12%, due 7/25/2031	2,603	(d)(f)
656	Ser. 2019-R04, Class 2M1, (1 month USD LIBOR + 0.75%), 3.02%, due 6/25/2039	656	(d)(f)
4,329	Deephaven Residential Mortgage Trust, Ser. 2019-1A, Class A1, 3.74%, due 1/25/2059	4,371	(d)(e)
	Fannie Mae REMICS
2,228	Ser. 2012-70, Class HS, (6.00% - 1 month USD LIBOR), 3.73%, due 7/25/2042	414	(f)(g)
2,415	Ser. 2012-140, Class PI, 3.50%, due 12/25/2042	360	(g)
2,381	Ser. 2017-100, Class S, (6.15% - 1 month USD LIBOR), 3.88%, due 12/25/2042	421	(f)(g)
1,751	Ser. 2012-130, Class AS, (6.70% - 1 month USD LIBOR), 4.43%, due 12/25/2042	338	(f)(g)
1,462	Ser. 2013-6, Class SB, (6.10% - 1 month USD LIBOR), 3.83%, due 2/25/2043	260	(f)(g)
2,385	Ser. 2016-32, Class LI, 3.50%, due 6/25/2046	394	(g)
1,029	Ser. 2016-40, Class SA, (5.85% - 1 month USD LIBOR), 3.58%, due 7/25/2046	169	(f)(g)
3,122	Ser. 2016-95, Class US, (6.00% - 1 month USD LIBOR), 3.73%, due 12/25/2046	559	(f)(g)
11	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, (1 month USD LIBOR + 0.11%), 2.62%, due 4/25/2033	11	(f)
	Freddie Mac REMICS
1,770	Ser. 4385, Class IA, 4.50%, due 9/15/2044	309	(g)
2,884	Ser. 4572, Class SA, (6.05% - 1 month USD LIBOR), 3.73%, due 4/15/2046	572	(f)(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Freddie Mac Strips
$3,062	Ser. 303, Class C10, 3.50%, due 1/15/2033	$383	(g)
1,909	Ser. 132, Class S1, (5.95% - 1 month USD LIBOR), 3.63%, due 9/15/2043	340	(f)(g)
	Freddie Mac Structured Agency Credit Risk Debt Notes
2,820	Ser. 2019-DNA1, Class M1, (1 month USD LIBOR + 0.90%), 3.30%, due 1/25/2049	2,828	(d)(f)
1,850	Ser. 2019-HQA1, Class M1, (1 month USD LIBOR + 0.90%), 3.17%, due 2/25/2049	1,853	(d)(f)
1,565	Ser. 2019-DNA2, Class M1, (1 month USD LIBOR + 0.80%), 3.07%, due 3/25/2049	1,566	(d)(f)
	Government National Mortgage Association
2,165	Ser. 2013-5, Class BI, 3.50%, due 1/20/2043	369	(g)
2,166	Ser. 2019-22, Class SA, (5.60% - 1 month USD LIBOR), 3.33%, due 2/20/2045	358	(f)(g)
1,630	Ser. 2016-91, Class NS, (6.08% - 1 month USD LIBOR), 3.81%, due 7/20/2046	348	(f)(g)
250	Permanent Master Issuer PLC, Ser. 2018-1A, Class 1A1, (3 month USD LIBOR + 0.38%), 2.68%, due 7/15/2058	250	(d)(f)
		27,138
Commercial Mortgage-Backed 11.7%
	Bank
580	Ser. 2018-BN10, Class A5, 3.69%, due 2/15/2061	623
2,485	Ser. 2018-BN13, Class A1, 3.22%, due 8/15/2061	2,523
624	CD Mortgage Trust, Ser. 2018-CD7, Class A1, 3.28%, due 8/15/2051	636
	Citigroup Commercial Mortgage Trust
965	Ser. 2013-GC11, Class B, 3.73%, due 4/10/2046	988	(e)
330	Ser. 2013-GC17, Class B, 5.10%, due 11/10/2046	359	(e)
830	Ser. 2014-GC23, Class AAB, 3.34%, due 7/10/2047	850
745	Ser. 2014-GC23, Class B, 4.18%, due 7/10/2047	785	(e)
4,701	Ser. 2014-GC25, Class XA, 1.00%, due 10/10/2047	207	(e)(g)
2,514	Ser. 2015-GC27, Class XA, 1.37%, due 2/10/2048	145	(e)(g)
550	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	586
1,094	Ser. 2018-C6, Class A1, 3.30%, due 11/10/2051	1,117
	Commercial Mortgage Trust
1,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	1,028
5,455	Ser. 2014-CR16, Class XA, 0.98%, due 4/10/2047	212	(e)(g)
3,427	Ser. 2014-LC15, Class XA, 1.11%, due 4/10/2047	145	(e)(g)
5,435	Ser. 2014-CR17, Class XA, 0.98%, due 5/10/2047	215	(e)(g)
3,171	Ser. 2014-UBS3, Class XA, 1.09%, due 6/10/2047	142	(e)(g)
4,528	Ser. 2014-UBS6, Class XA, 0.94%, due 12/10/2047	165	(e)(g)
485	Ser. 2014-CR21, Class AM, 3.99%, due 12/10/2047	510
335	Ser. 2015-LC21, Class A4, 3.71%, due 7/10/2048	356
740	Ser. 2015-CR25, Class A4, 3.76%, due 8/10/2048	789
431	Ser. 2017-COR2, Class A1, 2.11%, due 9/10/2050	430
	CSAIL Commercial Mortgage Trust
353	Ser. 2016-C7, Class A5, 3.50%, due 11/15/2049	370
1,185	Ser. 2015-C1, Class B, 4.04%, due 4/15/2050	1,238	(e)
435	Ser. 2017-CX9, Class A1, 2.02%, due 9/15/2050	432
1,280	Ser. 2017-CX9, Class A5, 3.45%, due 9/15/2050	1,343
1,970	Freddie Mac Multifamily Aggregation Risk Transfer Trust, Ser. 2017-KT01, Class A, (1 month USD LIBOR + 0.32%), 2.59%, due 2/25/2020	1,970	(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Freddie Mac Multifamily Structured Pass Through Certificates
$63,186	Ser. K088, Class XAM, 0.56%, due 1/25/2029	$2,448
22,996	Ser. K090, Class X1, 0.71%, due 2/25/2029	1,379	(e)(g)
	GS Mortgage Securities Trust
770	Ser. 2012-GCJ9, Class B, 3.75%, due 11/10/2045	785	(d)
9,782	Ser. 2014-GC18, Class XA, 1.02%, due 1/10/2047	372	(e)(g)
335	Ser. 2015-GC32, Class A4, 3.76%, due 7/10/2048	358
785	Ser. 2015-GC34, Class A4, 3.51%, due 10/10/2048	828
900	Ser. 2015-GS1, Class C, 4.42%, due 11/10/2048	934	(e)
	JP Morgan Chase Commercial Mortgage Securities Trust
800	Ser. 2013-LC11, Class B, 3.50%, due 4/15/2046	813
660	Ser. 2011-C5, Class B, 5.37%, due 8/15/2046	692	(d)(e)
	JPMBB Commercial Mortgage Securities Trust
765	Ser. 2015-C33, Class AS, 4.02%, due 12/15/2048	815
355	Ser. 2016-C1, Class A5, 3.58%, due 3/15/2049	376
	Morgan Stanley Bank of America Merrill Lynch Trust
3,878	Ser. 2014-C16, Class XA, 1.01%, due 6/15/2047	141	(e)(g)
710	Ser. 2015-C24, Class A4, 3.73%, due 5/15/2048	757
422	Ser. 2017-C34, Class A1, 2.11%, due 11/15/2052	420
	Morgan Stanley Capital I Trust
1,000	Ser. 2017-H1, Class A5, 3.53%, due 6/15/2050	1,060
1,000	Ser. 2019-L2, Class C, 4.98%, due 3/15/2052	1,112	(e)
	UBS Commercial Mortgage Trust
500	Ser. 2017-C2, Class A4, 3.49%, due 8/15/2050	529
574	Ser. 2017-C4, Class A1, 2.13%, due 10/15/2050	571
1,593	Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	1,632
	Wells Fargo Commercial Mortgage Trust
725	Ser. 2012-LC5, Class B, 4.14%, due 10/15/2045	755
500	Ser. 2015-C29, Class A4, 3.64%, due 6/15/2048	530
685	Ser. 2016-C35, Class B, 3.44%, due 7/15/2048	704
225	Ser. 2016-LC24, Class A4, 2.94%, due 10/15/2049	230
950	Ser. 2016-NXS6, Class A4, 2.92%, due 11/15/2049	971
712	Ser. 2015-LC20, Class C, 4.06%, due 4/15/2050	729	(e)
585	Ser. 2017-C39, Class A1, 1.98%, due 9/15/2050	581
580	Ser. 2017-C39, Class A5, 3.42%, due 9/15/2050	610
555	Ser. 2018-C46, Class A1, 3.16%, due 8/15/2051	563
445	Ser. 2016-LC25, Class A4, 3.64%, due 12/15/2059	474
	WF-RBS Commercial Mortgage Trust
1,000	Ser. 2012-C8, Class B, 4.31%, due 8/15/2045	1,042
6,122	Ser. 2014-C25, Class XA, 0.85%, due 11/15/2047	212	(e)(g)
14,001	Ser. 2014-C22, Class XA, 0.82%, due 9/15/2057	466	(e)(g)
		42,053
Fannie Mae 16.1%
	Pass-Through Certificates
2,614	3.00%, due 4/1/2049 — 8/1/2049	2,637	(h)
17,689	3.50%, due 12/1/2041 — 11/1/2048	18,293	(h)
26,963	4.00%, due 1/1/2041 — 4/1/2049	28,237	(h)
2,962	4.50%, due 4/1/2034 — 1/1/2047	3,178
1,565	5.00%, due 4/1/2023 — 9/1/2041	1,695
377	5.50%, due 5/1/2038 — 3/1/2041	417
408	6.00%, due 4/1/2037 — 11/1/2038	454
2,350	3.00%, TBA, 30 Year Maturity	2,371	(i)
720	3.50%, TBA, 30 Year Maturity	737	(i)
		58,019

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Freddie Mac 9.2%
	Pass-Through Certificates
$2,306	3.00%, due 5/1/2049 — 8/1/2049	$2,327	(h)
12,090	3.50%, due 7/1/2042 — 7/1/2048	12,508
14,582	4.00%, due 11/1/2040 — 12/1/2048	15,297
2,009	4.50%, due 6/1/2039 — 7/1/2047	2,143
740	5.00%, due 5/1/2023 — 5/1/2041	788
169	5.50%, due 12/1/2022 — 11/1/2038	184
9	6.00%, due 12/1/2037	11
3	6.50%, due 11/1/2025	3
		33,261
Ginnie Mae 3.6%
	Pass-Through Certificates
4,714	3.50%, due 1/20/2043 — 7/20/2049	4,887	(h)
1,594	4.00%, due 11/20/2044 — 7/20/2047	1,666
3,800	3.00%, TBA, 30 Year Maturity	3,881	(i)
1,620	3.50%, TBA, 30 Year Maturity	1,675	(i)
970	4.00%, TBA, 30 Year Maturity	1,007	(i)
		13,116

	Total Mortgage-Backed Securities (Cost $173,579)	173,587

Corporate Bonds 27.5%
Agriculture 0.3%
1,170	BAT Capital Corp., 4.54%, due 8/15/2047	1,107
Banks 6.5%
1,295	Banco Santander SA, 3.80%, due 2/23/2028	1,329
	Bank of America Corp.
1,020	2.74%, due 1/23/2022	1,023	(j)
1,005	4.45%, due 3/3/2026	1,081
1,410	3.97%, due 3/5/2029	1,507	(j)
760	Barclays PLC, 4.38%, due 1/12/2026	785
	Citigroup, Inc.
1,990	3.89%, due 1/10/2028	2,101	(j)(k)
695	3.52%, due 10/27/2028	717	(j)
	Goldman Sachs Group, Inc.
1,310	3.69%, due 6/5/2028	1,362	(j)
2,525	3.81%, due 4/23/2029	2,639	(j)(k)
1,310	4.22%, due 5/1/2029	1,408	(j)
1,030	4.02%, due 10/31/2038	1,074	(j)
1,000	5.15%, due 5/22/2045	1,158
2,045	HSBC Holdings PLC, 6.00%, due 5/22/2027	2,058	(j)(l)
	JPMorgan Chase & Co.
1,545	3.22%, due 3/1/2025	1,587	(j)
975	3.88%, due 7/24/2038	1,035	(j)
2,355	Morgan Stanley, 3.59%, due 7/22/2028	2,442	(j)(k)
		23,306
Beverages 1.3%
660	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	738

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Anheuser-Busch InBev Worldwide, Inc.
$865	4.60%, due 4/15/2048	$952
1,460	4.75%, due 4/15/2058	1,615
970	5.80%, due 1/23/2059	1,237	(k)
		4,542
Biotechnology 0.3%
1,195	Celgene Corp., 3.90%, due 2/20/2028	1,284
Computers 3.0%
	Apple, Inc.
1,130	3.00%, due 2/9/2024	1,166
1,155	4.65%, due 2/23/2046	1,383
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
2,205	5.45%, due 6/15/2023	2,379	(d)(k)
1,240	6.02%, due 6/15/2026	1,370	(d)
	HP Enterprise Co.
920	3.60%, due 10/15/2020	931
440	4.90%, due 10/15/2025	483
	IBM Corp.
1,390	4.15%, due 5/15/2039	1,511
1,405	4.25%, due 5/15/2049	1,520
		10,743
Diversified Financial Services 1.7%
1,700	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/2025	1,799
1,460	Avolon Holdings Funding Ltd., 3.95%, due 7/1/2024	1,494	(d)
2,915	Synchrony Financial, 2.85%, due 7/25/2022	2,917
		6,210
Electric 0.6%
455	DTE Electric Co., 3.95%, due 3/1/2049	503
1,565	DTE Energy Co., Ser. C, 3.40%, due 6/15/2029	1,601
		2,104
Food 0.6%
1,615	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	1,660	(d)
310	Kroger Co., 5.40%, due 1/15/2049	346
		2,006
Healthcare - Services 0.8%
1,290	HCA, Inc., 5.25%, due 6/15/2049	1,357
1,490	UnitedHealth Group, Inc., 3.88%, due 8/15/2059	1,499
		2,856
Insurance 0.4%
1,215	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	1,284
Media 2.5%
	Comcast Corp.
1,225	3.70%, due 4/15/2024	1,295
1,390	4.00%, due 8/15/2047	1,466
1,620	4.95%, due 10/15/2058	1,962
	Fox Corp.
790	4.71%, due 1/25/2029	884	(d)
2,755	5.58%, due 1/25/2049	3,363	(d)(k)
		8,970

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Mining 0.6%
	Anglo American Capital PLC
$1,305	3.63%, due 9/11/2024	$1,337	(d)
925	4.50%, due 3/15/2028	968	(d)
		2,305
Miscellaneous Manufacturer 0.4%
1,525	General Electric Co., Ser. D, 5.00%, due 1/21/2021	1,477	(j)(k)(l)
Oil & Gas 1.3%
2,000	Apache Corp., 4.38%, due 10/15/2028	2,031
905	Concho Resources, Inc., 4.88%, due 10/1/2047	998
1,715	Marathon Oil Corp., 4.40%, due 7/15/2027	1,807
		4,836
Pharmaceuticals 1.8%
1,110	AbbVie, Inc., 4.70%, due 5/14/2045	1,130
1,595	CVS Health Corp., 5.05%, due 3/25/2048	1,734	(k)
1,165	Halfmoon Parent, Inc., 4.80%, due 8/15/2038	1,271	(d)
	Shire Acquisitions Investments Ireland DAC
1,530	2.40%, due 9/23/2021	1,527
830	3.20%, due 9/23/2026	844
		6,506
Pipelines 2.7%
	Energy Transfer Partners L.P.
1,300	5.25%, due 4/15/2029	1,451
1,335	Ser. 20Y, 5.80%, due 6/15/2038	1,501
1,335	6.25%, due 4/15/2049	1,587
1,535	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	1,619
1,520	Kinder Morgan, Inc., 5.55%, due 6/1/2045	1,759
1,910	MPLX L.P., 4.70%, due 4/15/2048	1,925
		9,842
Retail 1.0%
	Walmart, Inc.
2,240	3.40%, due 6/26/2023	2,343	(k)
1,160	3.25%, due 7/8/2029	1,233
		3,576
Savings & Loans 0.2%
690	Nationwide Building Society, 4.30%, due 3/8/2029	720	(d)(j)
Semiconductors 0.4%
1,515	Microchip Technology, Inc., 4.33%, due 6/1/2023	1,575
Telecommunications 1.0%
	AT&T, Inc.
410	4.35%, due 6/15/2045	412
1,700	5.45%, due 3/1/2047	1,964
1,200	4.50%, due 3/9/2048	1,230
		3,606
Transportation 0.1%
505	FedEx Corp., 4.95%, due 10/17/2048	558

	Total Corporate Bonds (Cost $93,112)	99,413

Asset-Backed Securities 8.2%
1,140	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	1,196	(d)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Asset Backed Funding Certificates
$188	Ser. 2003-OPT1, Class A3, (1 month USD LIBOR + 0.68%), 2.95%, due 4/25/2033	$187	(f)
1,219	Ser. 2004-OPT3, Class A4, (1 month USD LIBOR + 0.78%), 3.05%, due 11/25/2033	1,214	(f)
1,100	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, (1 month USD LIBOR + 0.48%), 2.75%, due 10/25/2035	1,104	(f)
15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, (1 month USD LIBOR + 0.46%), 2.73%, due 12/25/2033	15	(f)
579	Corevest American Finance Trust, Ser. 2019-1, Class A, 3.32%, due 3/15/2052	593	(d)
197	Countrywide Asset-Backed Certificates, Ser. 2004-5, Class 1A, (1 month USD LIBOR + 0.50%), 2.77%, due 10/25/2034	196	(f)
3,146	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AA1, Class M2, (1 month USD LIBOR + 1.05%), 3.32%, due 2/25/2035	3,151	(f)
5	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, (1 month USD LIBOR + 0.24%), 2.51%, due 5/25/2032	5	(f)
2,120	GM Financial Automobile Leasing Trust, Ser. 2019-1, Class A2A, 2.91%, due 4/20/2021	2,126
2,086	Home Equity Asset Trust, Ser. 2003-5, Class A1, (1 month USD LIBOR + 0.58%), 2.85%, due 12/25/2033	2,048	(f)
1,930	Hyundai Auto Lease Securitization Trust, Ser. 2019-A, Class A2, 2.92%, due 7/15/2021	1,938	(d)
1,500	Kayne CLO 5 Ltd., Ser. 2019-5A, Class A, (3 month USD LIBOR + 1.35%), 3.53%, due 7/24/2032	1,500	(d)(f)(m)
	Morgan Stanley ABS Capital I, Inc. Trust
361	Ser. 2003-HE1, Class M1, (1 month USD LIBOR + 1.20%), 3.47%, due 5/25/2033	362	(f)
640	Ser. 2004-NC1, Class M1, (1 month USD LIBOR + 1.05%), 3.32%, due 12/27/2033	642	(f)
	Navient Student Loan Trust
182	Ser. 2017-3A, Class A1, (1 month USD LIBOR + 0.30%), 2.57%, due 7/26/2066	182	(d)(f)
306	Ser. 2017-4A, Class A1, (1 month USD LIBOR + 0.24%), 2.51%, due 9/27/2066	306	(d)(f)
5	Ser. 2018-2A, Class A1, (1 month USD LIBOR + 0.24%), 2.51%, due 3/25/2067	5	(d)(f)
249	Ser. 2018-3A, Class A1, (1 month USD LIBOR + 0.27%), 2.54%, due 3/25/2067	249	(d)(f)
2,200	Octagon Investment Partners 44 Ltd., Ser. 2019-1A, Class A, (3 month USD LIBOR + 1.30%), 3.58%, due 7/20/2032	2,200	(d)(f)(m)
329	Popular ABS Mortgage Pass-Through Trust, Ser. 2005-2, Class AV1B, (1 month USD LIBOR + 0.26%), 2.53%, due 4/25/2035	329	(f)
134	Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, (1 month USD LIBOR + 0.48%), 2.75%, due 4/25/2035	134	(f)
	Residential Asset Securities Corp.
360	Ser. 2005-KS9, Class M5, (1 month USD LIBOR + 0.63%), 2.90%, due 10/25/2035	364	(f)
1,350	Ser. 2005-KS12, Class M2, (1 month USD LIBOR + 0.46%), 2.73%, due 1/25/2036	1,346	(f)
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, (1 month USD LIBOR + 0.54%), 2.81%, due 3/25/2035	8	(f)
2,200	Southwick Park CLO LLC, Ser. 2019-4A, Class A1, (3 month USD LIBOR + 1.30%), 0.00%, due 7/20/2032	2,200	(d)(f)(m)(n)
588	Verizon Owner Trust, Ser. 2016-2A, Class A, 1.68%, due 5/20/2021	587	(d)
3,050	Voya CLO Ltd., Ser. 2019-2A, Class A, (3 month USD LIBOR + 1.27%), 0.00%, due 7/20/2032	3,050	(d)(f)(m)(n)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$1,312	Wells Fargo Home Equity Asset-Backed Securities Trust, Ser. 2004-2, Class M1, (1 month USD LIBOR + 0.90%), 3.17%, due 10/25/2034	$1,312	(f)
	World Omni Auto Receivables Trust
29	Ser. 2018-A, Class A2, 2.19%, due 5/17/2021	29
1,097	Ser. 2018-C, Class A2, 2.80%, due 1/18/2022	1,100

	Total Asset-Backed Securities (Cost $29,046)	29,678

NUMBER OF SHARES
Short-Term Investments 0.2%
Investment Companies 0.2%
588,013	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(o) (Cost $588)	588	(k)

	Total Investments 104.1% (Cost $367,033)	375,798

	Liabilities Less Other Assets (4.1)%	(14,971	)(p)

	Net Assets 100.0%	$360,827

(a)                   Rate shown was the discount rate at the date of purchase.

(b)                   All or a portion of the security is pledged as collateral for futures.

(c)                    Index-linked bond whose principal amount adjusts according to a government retail price index.

(d)                   Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $51,544,000, which represents 14.3% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(e)                    Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(f)                     Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.

(g)                    Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)                   All or a portion of this security was purchased on a delayed delivery basis.

(i)                       TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2019, amounted to approximately $9,671,000, which represents 2.7% of net assets of the Fund.

(j)                      Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(k)                   All or a portion of this security is segregated in connection with obligations for to be announced securities, when-issued securities, futures and/or delayed delivery securities with a total value of approximately $20,302,000.

(l)                       Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2019. The maturity date reflects the next call date.

(m)               Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to approximately $8,950,000, which represents 2.5% of net assets of the Fund.

(n)                   When-issued security. Total value of all such securities at July 31, 2019, amounted to approximately $5,250,000, which represents 1.5% of net assets of the Fund.

(o)                   Represents 7-day effective yield as of July 31, 2019.

(p)                   Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	3	Australian Dollar	$205,530	$(2,460)
9/2019	10	Euro	1,390,938	(29,938)
9/2019	21	U.S. Treasury Long Bond	3,267,469	25,281
9/2019	86	U.S. Treasury Note, 2 Year	18,438,937	32,766
9/2019	18	U.S. Treasury Note, 5 Year	2,115,984	(3,516)
9/2019	96	U.S. Treasury Note, 10 Year	12,232,500	(18,766)
9/2019	6	U.S. Treasury Note, Ultra 10 Year	827,063	188
Total Long Futures Positions			$38,478,421	$3,555

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	2	South African Rand	$(69,350)	$(3,050)
9/2019	49	U.S. Treasury Ultra Long Bond	(8,700,563)	(108,928)
2/2020	1	Federal Funds, 30 day	(409,470)	(1,833)
Total Short Futures Positions			$(9,179,383)	$(113,811)
Total Futures				$(110,256)

At July 31, 2019, the Fund had $10,363 deposited in a segregated account to cover margin requirements on open futures.

At July 31, 2019, the Fund had securities pledged in the amount of $158,619 to cover collateral requirements on open futures.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$69,344	$—	$69,344
U.S. Government Agency Securities	—	3,188	—	3,188
Mortgage-Backed Securities(a)	—	173,587	—	173,587
Corporate Bonds(a)	—	99,413	—	99,413
Asset-Backed Securities	—	29,678	—	29,678
Short-Term Investments	—	588	—	588
Total Investments	$—	$375,798	$—	$375,798

(a)         The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$58	$—	$—	$58
Liabilities	(168)	—	—	(168)
Total	$(110)	$—	$—	$(110)

(a)         Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
Corporate Bonds 25.4%
Argentina 0.8%
$300	Agua y Saneamientos Argentinos SA, 6.63%, due 2/1/2023	$225	(b)(c)
86	Genneia SA, 8.75%, due 1/20/2022	80	(d)
200	Pampa Energia SA, 7.38%, due 7/21/2023	198	(b)
234	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/2025	175	(d)
200	Tecpetrol SA, 4.88%, due 12/12/2022	193	(b)
200	Telecom Argentina SA, 8.00%, due 7/18/2026	203	(d)
200	YPF Energia Electrica SA, 10.00%, due 7/25/2026	199	(d)
	YPF SA
83	(BADLARPP + 4.00%, 18.00% Floor), 51.63%, due 7/7/2020	30	(b)(e)
200	8.50%, due 7/28/2025	199	(b)
206	7.00%, due 12/15/2047	177	(d)
		1,679
Azerbaijan 1.0%
	Southern Gas Corridor CJSC
200	6.88%, due 3/24/2026	235	(b)
1,500	6.88%, due 3/24/2026	1,762	(b)(c)
		1,997
Bahrain 0.1%
219	Oil & Gas Holding Co., 7.63%, due 11/7/2024	245	(d)
Brazil 3.0%
	Banco do Brasil SA
200	4.75%, due 3/20/2024	210	(d)
200	9.00%, due 6/18/2024	223	(b)(c)(f)(g)
284	4.63%, due 1/15/2025	296	(d)
200	Cemig Geracao e Transmissao SA, 9.25%, due 12/5/2024	232	(d)
200	Cosan Ltd., 5.50%, due 9/20/2029	201	(d)
100	CSN Islands XII Corp., 7.00%, due 9/23/2019	92	(b)(f)
	CSN Resources SA
241	7.63%, due 2/13/2023	255	(d)
327	7.63%, due 4/17/2026	348	(d)
365	Itau Unibanco Holding SA, 6.50%, due 3/19/2023	375	(d)(f)(g)
200	JBS Investments GmbH, 7.25%, due 4/3/2024	207	(b)
200	JBS Investments II GmbH, 5.75%, due 1/15/2028	202	(d)
200	Klabin Austria GmbH, 7.00%, due 4/3/2049	215	(d)
259	Light Servicos de Eletricidade SA/Light Energia SA, 7.25%, due 5/3/2023	278	(d)
276	MARB BondCo PLC, 6.88%, due 1/19/2025	283	(d)
	Petrobras Global Finance BV
50	6.00%, due 1/27/2028	55
166	6.90%, due 3/19/2049	187
250	Raizen Fuels Finance SA, 5.30%, due 1/20/2027	268	(b)(c)
267	Rede D’or Finance Sarl, 4.95%, due 1/17/2028	267	(d)
	Rumo Luxembourg Sarl
200	7.38%, due 2/9/2024	216	(b)
200	7.38%, due 2/9/2024	216	(d)
	Suzano Austria GmbH
213	5.00%, due 1/15/2030	218	(d)
200	7.00%, due 3/16/2047	232	(d)
200	Usiminas Int’l Sarl, 5.88%, due 7/18/2026	203	(d)
117	Vale Overseas Ltd., 8.25%, due 1/17/2034	155
400	VM Holding SA Co., 5.38%, due 5/4/2027	421	(b)(c)
200	Votorantim Cimentos Int’l SA, 7.25%, due 4/5/2041	242	(b)(c)
		6,097

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
Chile 0.9%
	$200	AES Gener SA, 7.13%, due 3/26/2079	$216	(d)(g)
	422	Banco de Credito e Inversiones, 3.50%, due 10/12/2027	433	(d)
	196	Celeo Redes Operacion Chile SA, 5.20%, due 6/22/2047	210	(b)(c)
	200	Celulosa Arauco y Constitucion SA, 5.50%, due 11/2/2047	219
	204	Codelco, Inc., 4.38%, due 2/5/2049	220	(d)
	200	Empresa Electrica Guacolda SA, 4.56%, due 4/30/2025	189	(b)
	250	SACI Falabella, 3.75%, due 10/30/2027	254	(b)(c)
	179	VTR Finance BV, 6.88%, due 1/15/2024	185	(b)
			1,926
China 3.3%
	212	Alibaba Group Holding Ltd., 4.20%, due 12/6/2047	227
	300	Azure Orbit IV Int’l Finance Ltd., 3.75%, due 1/25/2023	305	(b)(c)
	200	Bank of China Ltd., 5.00%, due 11/13/2024	216	(b)
	300	CCCI Treasure Ltd., 3.50%, due 4/21/2020	299	(b)(c)(f)(g)
	200	CDBL Funding 1, 3.00%, due 4/24/2023	198	(b)
	400	CFLD Cayman Investment Ltd., 8.60%, due 4/8/2024	404	(b)
	400	Champion Sincerity Holdings Ltd., 8.13%, due 2/8/2022	420	(b)(c)(f)(g)
	400	Charming Light Investments Ltd., 4.38%, due 12/21/2027	420	(b)(c)
	200	China Construction Bank Corp., 4.25%, due 2/27/2029	206	(b)(g)
	300	China Evergrande Group, 8.25%, due 3/23/2022	290	(b)(c)
		China Minmetals Corp.
	210	4.45%, due 5/13/2021	213	(b)(c)(f)(g)
	416	3.75%, due 11/13/2022	413	(b)(c)(f)(g)
	200	China Overseas Finance Cayman VI Ltd., 5.95%, due 5/8/2024	225	(b)(c)
	200	China Reinsurance Finance Corp. Ltd., 3.38%, due 3/9/2022	199	(b)
	200	China Resources Land Ltd., 4.13%, due 2/26/2029	211	(b)
		CNAC HK Finbridge Co. Ltd.
	200	3.38%, due 6/19/2024	200	(b)
	200	5.13%, due 3/14/2028	221	(b)(c)
	200	CNOOC Finance 2015 USA LLC, 3.50%, due 5/5/2025	206
	201	Dianjian Int’l Finance Ltd., 4.60%, due 3/13/2023	206	(b)(f)(g)
		Easy Tactic Ltd.
	200	5.75%, due 1/13/2022	197	(b)
	200	8.13%, due 2/27/2023	205	(b)
	200	Huarong Finance 2017 Co. Ltd., 4.00%, due 11/7/2022	199	(b)(f)(g)
	20	Nexen, Inc., 5.88%, due 3/10/2035	25
	200	Sino-Ocean Land Treasure IV Ltd., 4.75%, due 8/5/2029	196	(b)(h)
	312	Sinopec Group Overseas Development 2017 Ltd., 3.25%, due 9/13/2027	316	(d)
	250	Sunac China Holdings Ltd., 8.35%, due 4/19/2023	256	(b)(c)
	200	Tencent Holdings Ltd., 3.60%, due 1/19/2028	206	(b)
			6,679
Colombia 1.1%
	200	Banco de Bogota SA, 5.38%, due 2/19/2023	211	(b)(c)
		Ecopetrol SA
	300	7.38%, due 9/18/2043	387
	200	5.88%, due 5/28/2045	225
		Empresas Publicas de Medellin ESP
COP	807,000	7.63%, due 9/10/2024	253	(d)
COP	1,600,000	8.38%, due 11/8/2027	508	(d)
$201		4.25%, due 7/18/2029	207	(d)
COP	437,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/2024	143	(d)
$200		Millicom Int’l Cellular SA, 6.25%, due 3/25/2029	216	(d)
			2,150

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
Ghana 0.2%
$200	Kosmos Energy Ltd., 7.13%, due 4/4/2026	$202	(d)
210	Tullow Oil PLC, 7.00%, due 3/1/2025	211	(d)
		413
Guatemala 0.1%
250	Central American Bottling Corp., 5.75%, due 1/31/2027	260	(d)
Hong Kong 0.9%
509	Celestial Miles Ltd., 5.75%, due 1/31/2024	531	(b)(c)(f)(g)
200	Melco Resorts Finance Ltd., 4.88%, due 6/6/2025	201	(d)
200	NWD Finance BVI Ltd., 5.75%, due 10/5/2021	197	(b)(f)
200	NWD MTN Ltd., 4.13%, due 7/18/2029	197	(b)
300	PCPD Capital Ltd., 4.75%, due 3/9/2022	301	(b)(c)
216	RKPF Overseas 2019 A Ltd., 7.88%, due 2/1/2023	228	(b)
200	Studio City Finance Ltd., 7.25%, due 2/11/2024	211	(d)
		1,866
India 0.9%
200	ABJA Investment Co. Pte Ltd., 5.45%, due 1/24/2028	193	(b)
200	Adani Transmission Ltd., 4.00%, due 8/3/2026	203	(b)
200	Azure Power Energy Ltd., 5.50%, due 11/3/2022	202	(d)
300	Greenko Dutch BV, 5.25%, due 7/24/2024	301	(b)(c)
200	Oil India Ltd., 5.13%, due 2/4/2029	221	(b)(c)
200	REC Ltd., 5.25%, due 11/13/2023	214	(b)
250	Reliance Industries Ltd., 4.88%, due 2/10/2045	283	(d)
200	Vedanta Resources PLC, 6.38%, due 7/30/2022	199	(b)
		1,816
Indonesia 1.0%
200	Indika Energy Capital III Pte Ltd., 5.88%, due 11/9/2024	195	(b)
400	Indonesia Asahan Aluminium Persero PT, 6.76%, due 11/15/2048	499	(b)(c)
100	Majapahit Holding BV, 7.88%, due 6/29/2037	138	(b)
200	Medco Oak Tree Pte Ltd., 7.38%, due 5/14/2026	202	(b)
210	Pertamina Persero PT, 3.65%, due 7/30/2029	211	(d)
	Perusahaan Listrik Negara PT
200	6.15%, due 5/21/2048	242	(d)
200	4.88%, due 7/17/2049	204	(d)
400	Saka Energi Indonesia PT, 4.45%, due 5/5/2024	402	(b)
		2,093
Israel 0.3%
200	Altice Financing SA, 7.50%, due 5/15/2026	210	(b)
200	Israel Electric Corp. Ltd., 5.00%, due 11/12/2024	217	(b)(c)
	Teva Pharmaceutical Finance Netherlands III BV
100	3.15%, due 10/1/2026	78
200	4.10%, due 10/1/2046	133
		638
Kazakhstan 0.8%
	KazMunayGas National Co. JSC
200	4.75%, due 4/24/2025	217	(d)
499	5.38%, due 4/24/2030	558	(d)
560	5.75%, due 4/19/2047	645	(b)(c)
225	6.38%, due 10/24/2048	272	(d)
		1,692
Korea 0.6%
316	Hanwha Life Insurance Co. Ltd., 4.70%, due 4/23/2023	316	(d)(f)(g)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
	$200	Kyobo Life Insurance Co. Ltd., 3.95%, due 7/24/2022	$200	(b)(f)(g)
	200	Shinhan Bank Co. Ltd., 3.88%, due 3/24/2026	207	(d)
		Woori Bank
	300	4.75%, due 4/30/2024	320	(b)
	200	4.75%, due 4/30/2024	213	(d)
			1,256
	Kuwait 0.1%
	200	NBK Tier 1 Financing Ltd., 5.75%, due 4/9/2021	206	(b)(f)(g)
	Macau 0.3%
	200	MGM China Holdings Ltd., 5.88%, due 5/15/2026	210	(d)
	400	Sands China Ltd., 5.40%, due 8/8/2028	449
			659
	Malaysia 0.1%
	200	TNB Global Ventures Capital Bhd, 4.85%, due 11/1/2028	222	(b)(c)
	Mexico 3.4%
	200	Alfa SAB de CV, 6.88%, due 3/25/2044	229	(b)(c)
	275	America Movil SAB de CV, 3.63%, due 4/22/2029	287
	200	Banco Mercantil del Norte SA, 7.63%, due 1/10/2028	205	(b)(f)(g)
	300	Cemex SAB de CV, 7.75%, due 4/16/2026	324	(b)(c)
	361	Cometa Energia SA de CV, 6.38%, due 4/24/2035	376	(d)
MXN	6,480	Comision Federal de Electricidad, Ser. 14-2, 7.35%, due 11/25/2025	298
	$300	Elementia SAB de CV, 5.50%, due 1/15/2025	289	(b)(c)
	200	Infraestructura Energetica Nova SAB de CV, 4.88%, due 1/14/2048	172	(d)
	200	Mexichem SAB de CV, 5.88%, due 9/17/2044	210	(b)
	242	Mexico City Airport Trust, 5.50%, due 7/31/2047	240	(d)
		Petroleos Mexicanos
MXN	13,180	7.19%, due 9/12/2024	569	(b)
	$41	6.88%, due 8/4/2026	42
MXN	41,443	Ser. 14-2, 7.47%, due 11/12/2026	1,703
	$164	6.50%, due 1/23/2029	160
	750	6.50%, due 6/2/2041	674
	92	6.75%, due 9/21/2047	84
	419	6.35%, due 2/12/2048	366
	200	Sigma Alimentos SA de CV, 4.13%, due 5/2/2026	204	(b)
		Trust F/1401
	200	6.95%, due 1/30/2044	224	(b)(c)
	200	6.39%, due 1/15/2050	205	(d)
			6,861
	Mongolia 0.1%
	200	Trade & Development Bank of Mongolia LLC, 9.38%, due 5/19/2020	207	(b)
	Nigeria 0.1%
	200	Zenith Bank PLC, 7.38%, due 5/30/2022	214	(b)
	Oman 0.1%
	242	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	248	(d)
	Panama 0.4%
		C&W Senior Financing Designated Activity Co.
	450	7.50%, due 10/15/2026	481	(b)(c)
	200	6.88%, due 9/15/2027	209	(d)
	200	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	217	(d)
			907
	Peru 1.2%
	100	BBVA Banco Continental SA, 5.25%, due 9/22/2029	108	(b)(g)
	218	Fenix Power Peru SA, 4.32%, due 9/20/2027	217	(d)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
PEN	843	Fondo MIVIVIENDA SA, 7.00%, due 2/14/2024	$280	(d)
$200		Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, due 6/1/2028	225	(d)
	205	Inkia Energy Ltd., 5.88%, due 11/9/2027	213	(d)
		Orazul Energy Egenor S en C por A
	200	5.63%, due 4/28/2027	204	(b)
	200	5.63%, due 4/28/2027	204	(d)
	200	Peru LNG Srl, 5.38%, due 3/22/2030	218	(b)(c)
	200	Petroleos del Peru SA, 4.75%, due 6/19/2032	216	(d)
	250	Southern Copper Corp., 6.75%, due 4/16/2040	320
	165	Volcan Cia Minera SAA, 5.38%, due 2/2/2022	171	(b)
			2,376
	Qatar 0.1%
	100	Nakilat, Inc., 6.07%, due 12/31/2033	119	(b)
	Russia 1.0%
	300	Evraz Group SA, 5.38%, due 3/20/2023	317	(b)(c)
	391	Gazprom OAO Via Gaz Capital SA, 5.15%, due 2/11/2026	420	(c)(d)
	200	GTH Finance BV, 7.25%, due 4/26/2023	222	(b)(c)
	200	GTLK Europe DAC, 5.95%, due 7/19/2021	208	(b)
	200	Sberbank of Russia Via SB Capital SA, 5.13%, due 10/29/2022	209	(b)
	205	SCF Capital Ltd., 5.38%, due 6/16/2023	214	(d)
	300	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	343	(b)(i)
			1,933
Saudi Arabia 0.1%
	200	Saudi Electricity Global Sukuk Co. 4, 4.22%, due 1/27/2024	210	(b)
	Singapore 0.3%
	200	DBS Group Holdings Ltd., 4.52%, due 12/11/2028	211	(d)(g)
	200	Oversea-Chinese Banking Corp. Ltd., 4.25%, due 6/19/2024	210	(b)
	200	Parkway Pantai Ltd., 4.25%, due 7/27/2022	200	(b)(f)(g)
			621
	South Africa 0.7%
		Eskom Holdings SOC Ltd.
	260	6.75%, due 8/6/2023	268	(b)(c)
	206	6.35%, due 8/10/2028	220	(d)
	200	FirstRand Bank Ltd., 6.25%, due 4/23/2028	210	(b)(g)
	318	Liquid Telecommunications Financing PLC, 8.50%, due 7/13/2022	320	(d)
	250	Petra Diamonds US Treasury PLC, 7.25%, due 5/1/2022	234	(b)(c)
	200	SASOL Financing USA LLC, 6.50%, due 9/27/2028	225
			1,477
Supranational 0.1%
	205	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	215	(d)
	Thailand 0.3%
	400	PTT PCL, 4.50%, due 10/25/2042	427	(b)(c)
	200	PTTEP Treasury Center Co. Ltd., 4.60%, due 7/17/2022	204	(b)(f)(g)
			631
	Turkey 0.9%
	200	Akbank TAS, 5.13%, due 3/31/2025	186	(d)
	200	KOC Holding AS, 5.25%, due 3/15/2023	197	(b)
	200	SISECAM, 6.95%, due 3/14/2026	202	(d)
		TC Ziraat Bankasi AS
	200	5.13%, due 5/3/2022	189	(d)
	200	5.13%, due 9/29/2023	184	(d)
	200	Turkcell Iletisim Hizmetleri AS, 5.80%, due 4/11/2028	188	(d)
	200	Turkiye Garanti Bankasi AS, 5.88%, due 3/16/2023	198	(b)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
		Yapi ve Kredi Bankasi AS
$200		5.75%, due 2/24/2022	$196	(b)
200		5.85%, due 6/21/2024	187	(d)
			1,727
Ukraine 0.1%
200		MHP Lux SA, 6.95%, due 4/3/2026	205	(b)
United Arab Emirates 0.6%
		Abu Dhabi Crude Oil Pipeline LLC
285		3.65%, due 11/2/2029	304	(d)
200		3.65%, due 11/2/2029	214	(b)(c)
200		ADCB Finance Cayman Ltd., 4.00%, due 3/29/2023	209	(d)
200		DP World Ltd., 6.85%, due 7/2/2037	254	(b)(c)
200		MDC-GMTN BV, 4.50%, due 11/7/2028	225	(d)
			1,206
United States 0.1%
200		Hyundai Capital America, 2.75%, due 9/27/2026	190	(b)
Venezuela 0.3%
		Petroleos de Venezuela SA
1,348		6.00%, due 5/16/2024	189	(b)(i)(j)
1,631		6.00%, due 11/15/2026	228	(b)(i)(j)
785		5.38%, due 4/12/2027	110	(b)(i)(j)
650		5.38%, due 4/12/2027	91	(b)(i)(j)
			618
		Total Corporate Bonds (Cost $51,542)	51,859

Foreign Government Securities 66.2%
Albania 0.1%
EUR	101	Republic of Albania, 3.50%, due 10/9/2025	119	(b)
Angola 0.5%
		Angolan Government International Bond
$458		9.38%, due 5/8/2048	508	(b)
400		9.38%, due 5/8/2048	443	(b)
			951
Argentina 2.9%
ARS	500	Argentina Treasury Bond BONCER, 2.50%, due 7/22/2021	20
ARS	1,468	Argentine Bonos del Tesoro, 18.20%, due 10/3/2021	22
		Argentine Republic Government International Bond
EUR	350	3.38%, due 1/15/2023	311
EUR	2,265	7.82%, due 12/31/2033	2,133	(c)
EUR	256	3.38%, due 12/31/2038	162	(k)
EUR	2,754	3.38%, due 12/31/2038	1,784	(c)(k)
$260		6.88%, due 1/11/2048	197
ARS	5,078	Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, due 3/6/2020	169
$536		Bonos de la Nacion Argentina en Moneda Dua, 4.50%, due 2/13/2020	480
		City of Buenos Aires Argentina
ARS	22,502	(BADLARPP + 3.25%), 52.51%, due 3/29/2024	409	(e)
ARS	13,270	(BADLARPP + 3.75%), 54.30%, due 2/22/2028	243	(e)
EUR	130	Provincia de Buenos Aires, 5.38%, due 1/20/2023	111	(b)
			6,041
Azerbaijan 1.1%
510		Republic of Azerbaijan International Bond, 4.75%, due 3/18/2024	543	(b)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
		State Oil Co. of the Azerbaijan Republic
$810		4.75%, due 3/13/2023	$847	(b)(c)
200		6.95%, due 3/18/2030	240	(b)(c)
560		6.95%, due 3/18/2030	670	(b)(c)
			2,300
Belize 0.1%
311		Belize Government International Bond, 4.94%, due 2/20/2034	190	(b)
Bermuda 0.4%
		Bermuda Government International Bond
200		3.72%, due 1/25/2027	208	(b)
490		4.75%, due 2/15/2029	548	(b)
			756
Brazil 2.3%
540		Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	575	(b)(c)
		Brazil Notas do Tesouro Nacional
BRL	5,171	Ser. F, 10.00%, due 1/1/2021	1,434
BRL	6,792	Ser. F, 10.00%, due 1/1/2023	1,973
$670		Brazilian Government International Bond, 5.00%, due 1/27/2045	691
			4,673
Chile 1.0%
		Bonos de la Tesoreria de la Republica en pesos
CLP	260,000	4.70%, due 9/1/2030	438	(b)
CLP	205,000	5.00%, due 3/1/2035	366
CLP	480,000	6.00%, due 1/1/2043	991
CLP	95,000	5.10%, due 7/15/2050	180
			1,975
China 0.7%
CNY	10,000	China Government Bond, 3.19%, due 4/11/2024	1,465
Colombia 3.5%
		Colombia Government International Bond
COP	423,000	4.38%, due 3/21/2023	126
$230		6.13%, due 1/18/2041	287
310		5.63%, due 2/26/2044	372
230		5.00%, due 6/15/2045	256
201		5.20%, due 5/15/2049	231
		Colombian TES
COP	3,566,000	Ser. B, 10.00%, due 7/24/2024	1,314	(c)
COP	3,359,500	Ser. B, 6.25%, due 11/26/2025	1,065	(c)
COP	3,033,400	Ser. B, 7.50%, due 8/26/2026	1,027
COP	2,179,400	Ser. B, 7.75%, due 9/18/2030	758
COP	2,636,400	Ser. B, 7.00%, due 6/30/2032	860
COP	2,315,000	Ser. B, 7.25%, due 10/18/2034	774
			7,070
Costa Rica 0.5%
$920		Costa Rica Government International Bond, 7.00%, due 4/4/2044	943	(b)
Cote D’Ivoire 1.1%
		Ivory Coast Government International Bond
405		5.75%, due 12/31/2032	396	(b)(k)
1,360		5.75%, due 12/31/2032	1,330	(b)(k)
EUR	390	6.63%, due 3/22/2048	439	(b)
			2,165

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
Croatia 0.8%
		Croatia Government International Bond
EUR	610	3.00%, due 3/20/2027	$793	(b)
EUR	360	1.13%, due 6/19/2029	407	(b)
EUR	322	2.75%, due 1/27/2030	421	(b)
			1,621
Czech Republic 1.9%
		Czech Republic Government Bond
CZK	12,400	1.50%, due 10/29/2019	533	(b)
CZK	28,570	2.40%, due 9/17/2025	1,310	(b)
CZK	27,050	2.75%, due 7/23/2029	1,328
CZK	17,080	0.95%, due 5/15/2030	705	(b)
			3,876
Dominican Republic 0.8%
DOP	4,900	Dominican Republic Bond, 11.25%, due 2/5/2027	105	(b)
		Dominican Republic International Bond
DOP	22,500	8.90%, due 2/15/2023	442	(d)
DOP	8,650	9.75%, due 6/5/2026	176	(d)
$742		6.85%, due 1/27/2045	828	(b)
150		6.40%, due 6/5/2049	160	(b)
			1,711
Ecuador 0.6%
		Ecuador Government International Bond
300		7.95%, due 6/20/2024	312	(b)
440		8.88%, due 10/23/2027	454	(b)
320		7.88%, due 1/23/2028	313	(b)
200		10.75%, due 1/31/2029	224	(b)
			1,303
Egypt 1.1%
EGP	8,256	Egypt Government Bond, 15.90%, due 7/2/2024	500	(m)
		Egypt Government International Bond
EUR	105	4.75%, due 4/11/2025	121	(b)
$200		7.60%, due 3/1/2029	214	(b)
EUR	200	5.63%, due 4/16/2030	226	(b)
EUR	101	6.38%, due 4/11/2031	118	(b)
$600		8.50%, due 1/31/2047	656	(b)
230		7.90%, due 2/21/2048	240	(b)
200		8.70%, due 3/1/2049	219	(b)
			2,294
El Salvador 0.2%
		El Salvador Government International Bond
150		7.75%, due 1/24/2023	165	(b)
100		7.65%, due 6/15/2035	109	(b)
152		7.12%, due 1/20/2050	154	(b)(h)
			428
Ghana 0.5%
GHS	1	Ghana Government Bond, 24.75%, due 7/19/2021	—
		Ghana Government International Bond
$600		10.75%, due 10/14/2030	762	(b)
316		8.63%, due 6/16/2049	321	(b)
			1,083

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
Hungary 2.2%
		Hungary Government Bond
HUF	336,330	3.00%, due 6/26/2024	$1,241	(c)
HUF	291,120	2.50%, due 10/24/2024	1,049
HUF	523,140	3.00%, due 10/27/2027	1,932
HUF	48,050	6.75%, due 10/22/2028	228
			4,450
Indonesia 5.9%
		Indonesia Government International Bond
$450		8.50%, due 10/12/2035	686	(b)
370		5.13%, due 1/15/2045	425	(b)
		Indonesia Treasury Bond
IDR	2,732,000	7.00%, due 5/15/2022	198
IDR	10,400,000	8.38%, due 3/15/2024	789
IDR	15,264,000	8.13%, due 5/15/2024	1,148
IDR	17,500,000	7.00%, due 5/15/2027	1,236
IDR	22,804,000	6.13%, due 5/15/2028	1,500	(c)
IDR	9,975,000	9.00%, due 3/15/2029	785
IDR	12,657,000	8.25%, due 5/15/2029	959
IDR	11,204,000	8.75%, due 5/15/2031	874
IDR	3,500,000	7.50%, due 8/15/2032	246
IDR	12,377,000	6.63%, due 5/15/2033	811
IDR	8,344,000	8.38%, due 3/15/2034	632
IDR	3,683,000	8.25%, due 5/15/2036	275
IDR	1,205,000	7.50%, due 5/15/2038	84
IDR	18,200,000	8.38%, due 4/15/2039	1,366
			12,014
Kazakhstan 0.1%
EUR	200	Kazakhstan Government International Bond, 2.38%, due 11/9/2028	245	(b)
Kenya 0.1%
$200		Kenya Government International Bond, 8.00%, due 5/22/2032	212	(b)
Malaysia 4.5%
1,000		1MDB Global Investments Ltd., 4.40%, due 3/9/2023	967	(b)(c)
		Malaysia Government Bond
MYR	7,700	3.65%, due 10/31/2019	1,869
MYR	6,399	3.49%, due 3/31/2020	1,554
MYR	400	4.05%, due 9/30/2021	98
MYR	1,500	3.76%, due 4/20/2023	368
MYR	2,500	3.80%, due 8/17/2023	614
MYR	2,300	4.18%, due 7/15/2024	575
MYR	1,800	4.06%, due 9/30/2024	448
MYR	1,500	3.96%, due 9/15/2025	371
MYR	1,700	3.90%, due 11/16/2027	420
MYR	2,000	3.73%, due 6/15/2028	488
MYR	600	3.89%, due 8/15/2029	149
MYR	1,835	4.23%, due 6/30/2031	463
MYR	300	4.64%, due 11/7/2033	79
MYR	350	4.94%, due 9/30/2043	95
		Malaysia Government Investment Issue
MYR	2,000	4.07%, due 9/30/2026	499
MYR	500	4.37%, due 10/31/2028	128
			9,185

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
Mexico 2.3%
		Mexican Bonos
MXN	11,450	Ser. M20, 10.00%, due 12/5/2024	$668
MXN	16,100	Ser. M20, 7.50%, due 6/3/2027	841
MXN	3,634	Ser. M30, 8.50%, due 11/18/2038	202
MXN	35,940	Ser. M, 7.75%, due 11/13/2042	1,844
$1,050		Mexico Government International Bond, 5.75%, due 10/12/2110	1,141
			4,696
Mongolia 0.7%
200		Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	209	(d)
		Mongolia Government International Bond
400		10.88%, due 4/6/2021	443	(b)
500		5.63%, due 5/1/2023	510	(b)
200		8.75%, due 3/9/2024	227	(b)
42		8.75%, due 3/9/2024	48	(b)
			1,437
Montenegro 0.1%
EUR	111	Montenegro Government International Bond, 3.38%, due 4/21/2025	130	(b)
Nigeria 1.3%
NGN	304,378	Nigeria Government Bond, 13.98%, due 2/23/2028	854
		Nigeria Government International Bond
$600		7.14%, due 2/23/2030	621	(b)
200		8.75%, due 1/21/2031	226	(b)
600		7.88%, due 2/16/2032	638	(b)
200		9.25%, due 1/21/2049	230	(b)
NGN	397	Nigeria Treasury Bill, 13.56%, due 2/27/2020	1	(l)
			2,570
Oman 0.4%
		Oman Government International Bond
$200		6.00%, due 8/1/2029	199	(b)(h)
615		6.75%, due 1/17/2048	582	(b)
			781
Paraguay 0.1%
230		Paraguay Government International Bond, 6.10%, due 8/11/2044	278	(b)
Peru 2.2%
		Peru Government Bond
PEN	2,717	5.94%, due 2/12/2029	918	(b)
PEN	1,347	6.15%, due 8/12/2032	463	(b)
PEN	192	5.40%, due 8/12/2034	62	(b)
		Peruvian Government International Bond
PEN	489	5.70%, due 8/12/2024	163	(d)
PEN	1,156	5.70%, due 8/12/2024	386	(b)
PEN	2,579	8.20%, due 8/12/2026	980	(b)
PEN	1,322	6.35%, due 8/12/2028	458	(b)
PEN	622	6.35%, due 8/12/2028	216	(d)
EUR	534	3.75%, due 3/1/2030	764
			4,410
Philippines 0.1%
PHP	12,000	Philippine Government International Bond, 3.90%, due 11/26/2022	232

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
Poland 3.0%
		Poland Government Bond
PLN	6,147	2.50%, due 1/25/2023	$1,626	(c)
PLN	6,638	3.25%, due 7/25/2025	1,835
PLN	902	2.50%, due 7/25/2026	240
PLN	7,979	2.50%, due 7/25/2027	2,122
PLN	900	2.75%, due 4/25/2028	244
			6,067
Qatar 0.7%
		Qatar Government International Bond
$275		4.50%, due 4/23/2028	311	(b)
419		4.00%, due 3/14/2029	457	(b)
213		5.10%, due 4/23/2048	256	(b)
336		4.82%, due 3/14/2049	389	(b)
			1,413
Romania 1.0%
		Romania Government Bond
RON	3,900	4.25%, due 6/28/2023	927	(c)
RON	2,820	5.80%, due 7/26/2027	730
		Romanian Government International Bond
EUR	198	2.12%, due 7/16/2031	222	(b)
EUR	210	3.88%, due 10/29/2035	270	(b)
			2,149
Russia 4.1%
		Russian Federal Bond - Obligatsyi Federal’novo Zaima
RUB	10,564	7.00%, due 8/16/2023	166
RUB	18,152	6.50%, due 2/28/2024	280
RUB	91,470	7.10%, due 10/16/2024	1,444	(c)
RUB	89,070	7.95%, due 10/7/2026	1,466
RUB	127,251	6.90%, due 5/23/2029	1,961
RUB	3,892	8.50%, due 9/17/2031	67
RUB	41,963	7.25%, due 5/10/2034	653
		Russian Foreign Bond - Eurobond
$400		4.75%, due 5/27/2026	429	(b)
600		4.25%, due 6/23/2027	627	(b)
1,000		4.38%, due 3/21/2029	1,045	(b)
16		7.50%, due 3/31/2030	18	(b)
200		5.10%, due 3/28/2035	218	(b)
			8,374
Senegal 0.2%
EUR	410	Senegal Government International Bond, 4.75%, due 3/13/2028	474	(b)
Serbia 0.5%
		Serbia International Bond
$200		7.25%, due 9/28/2021	219	(b)
470		7.25%, due 9/28/2021	513	(b)
EUR	344	1.50%, due 6/26/2029	383	(b)
			1,115

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
South Africa 3.7%
		Republic of South Africa Government Bond
ZAR	29,693	8.25%, due 3/31/2032	$1,898
ZAR	13,179	8.88%, due 2/28/2035	861
ZAR	1,500	8.50%, due 1/31/2037	93
ZAR	25,489	9.00%, due 1/31/2040	1,643	(c)
ZAR	31,067	8.75%, due 1/31/2044	1,930	(c)
ZAR	7,093	8.75%, due 2/28/2048	437	(c)
		Republic of South Africa Government International Bond
$277		5.88%, due 6/22/2030	295
273		5.65%, due 9/27/2047	274
200		6.30%, due 6/22/2048	214
			7,645
Sri Lanka 1.1%
		Sri Lanka Government International Bond
300		5.88%, due 7/25/2022	303	(b)
236		6.85%, due 3/14/2024	244	(b)
550		6.20%, due 5/11/2027	530	(b)
844		6.75%, due 4/18/2028	827	(b)
203		7.85%, due 3/14/2029	211	(b)
200		7.55%, due 3/28/2030	204	(b)
			2,319
Thailand 4.2%
		Thailand Government Bond
THB	45,000	2.40%, due 12/17/2023	1,504
THB	2,457	3.85%, due 12/12/2025	90
THB	26,500	2.13%, due 12/17/2026	880
THB	69,731	2.88%, due 12/17/2028	2,460
THB	4,400	4.88%, due 6/22/2029	182
THB	36,000	3.65%, due 6/20/2031	1,390
THB	5,000	3.78%, due 6/25/2032	196
THB	28,850	3.40%, due 6/17/2036	1,116
THB	20,150	3.30%, due 6/17/2038	783
THB	1,248	2.88%, due 6/17/2046	45
			8,646
Tunisia 0.3%
		Banque Centrale de Tunisie International Bond
EUR	460	5.63%, due 2/17/2024	504	(b)
EUR	104	6.38%, due 7/15/2026	115	(b)
			619

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
Turkey 4.5%
		Export Credit Bank of Turkey
$420		5.38%, due 10/24/2023	$400	(d)
200		8.25%, due 1/24/2024	210	(d)
200		6.13%, due 5/3/2024	194	(d)
		Turkey Government Bond
TRY	1,489	7.40%, due 2/5/2020	255
TRY	600	10.70%, due 2/17/2021	100
TRY	1,909	9.20%, due 9/22/2021	305
TRY	1,789	9.50%, due 1/12/2022	283
TRY	6,608	11.00%, due 3/2/2022	1,077
TRY	11,523	10.70%, due 8/17/2022	1,838
TRY	1,336	8.50%, due 9/14/2022	202
TRY	9,367	12.20%, due 1/18/2023	1,544	(c)
TRY	3,106	3.00%, due 8/2/2023	535
TRY	1,046	11.00%, due 2/24/2027	154
		Turkey Government International Bond
$303		7.25%, due 12/23/2023	318
EUR	184	4.63%, due 3/31/2025	211
EUR	357	5.20%, due 2/16/2026	412
$250		4.88%, due 10/9/2026	228
620		6.00%, due 3/25/2027	600
381		6.13%, due 10/24/2028	368
			9,234
Ukraine 2.3%
		Ukraine Government International Bond
UAH	17,500	15.70%, due 1/20/2021	671	(d)(i)
$202		8.99%, due 2/1/2024	224	(b)
504		7.75%, due 9/1/2025	533	(b)
EUR	134	6.75%, due 6/20/2026	161	(b)
$620		7.75%, due 9/1/2026	655	(b)
200		7.75%, due 9/1/2027	211	(b)
1,190		9.75%, due 11/1/2028	1,391	(b)
206		7.38%, due 9/25/2032	210	(b)
286		0.00%, due 5/31/2040	243	(d)(n)
170		0.00%, due 5/31/2040	144	(b)(n)
155		Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/2022	163	(c)(d)
			4,606
Uruguay 0.1%
		Uruguay Government International Bond
93		4.38%, due 1/23/2031	102
165		5.10%, due 6/18/2050	188
			290
Uzbekistan 0.2%
		Republic of Uzbekistan Bond
210		4.75%, due 2/20/2024	221	(b)
200		5.38%, due 2/20/2029	214	(b)
			435
Venezuela 0.1%
916		Venezuela Government International Bond, 8.25%, due 10/13/2024	140	(b)(i)(j)
Zambia 0.1%
220		Zambia Government International Bond, 8.97%, due 7/30/2027	157	(b)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
	Total Foreign Government Securities (Cost $134,085)	$135,287

U.S. Treasury Obligations 2.0%
$3,972,700	U.S. Treasury Bill, 2.09%, due 9/19/2019 (Cost $3,961)	3,962	(l)

NUMBER OF SHARES
Short-Term Investments 5.3%
Investment Companies 5.3%
10,887,197	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(o) (Cost $10,887)	10,887	(c)

	Total Investments 98.9% (Cost $200,475)	201,995

	Other Assets Less Liabilities 1.1%	2,348	(p)

	Net Assets 100.0%	$204,343

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2019 amounted to approximately $68,398,000, which represents 33.5% of net assets of the Fund.

(c)

All or a portion of this security is segregated in connection with obligations for when-issued securities, delayed delivery securities, futures, forward foreign currency contracts and/or swaps with a total value of approximately $44,751,000.

(d)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $21,425,000, which represents 10.5% of net assets of the Fund. Securities denoted with (d) but without (i), if any, have been deemed by the investment manager to be liquid.

(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.
(f)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	When-issued security. Total value of all such securities at July 31, 2019 amounted to approximately $549,000, which represents 0.3% of net assets of the Fund.
(i)	Illiquid security.
(j)	Defaulted security.
(k)

Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2019.

(l)	Rate shown was the discount rate at the date of purchase.
(m)	All or a portion of this security was purchased on a delayed delivery basis.
(n)	Currently a zero coupon security; will convert to variable in 2021 where it will be linked to the IMF Ukraine GDP Index.
(o)	Represents 7-day effective yield as of July 31, 2019.
(p)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000’s omitted)	Percentage of Net Assets
Foreign Government*	$135,535	66.3%
Oil & Gas	13,402	6.6%
Banks	7,144	3.5%
Electric	6,196	3.0%
Real Estate	3,327	1.7%
Pipelines	2,733	1.4%
Telecommunications	2,374	1.2%
Mining	2,064	1.0%
Engineering & Construction	1,902	1.0%
Diversified Financial Services	1,824	0.9%
Iron - Steel	1,563	0.9%
Lodging	1,071	0.5%
Food	895	0.4%
Energy - Alternate Sources	877	0.4%
Chemicals	856	0.4%
Insurance	715	0.3%
Regional (state/province)	686	0.3%
Forest Products & Paper	669	0.3%
Municipal	652	0.3%
Transportation	646	0.3%
Building Materials	566	0.3%
Healthcare - Services	467	0.2%
Internet	433	0.2%
Real Estate Investment Trusts	429	0.2%
Holding Companies - Diversified	426	0.2%
Agriculture	407	0.2%
Media	395	0.2%
Metal Fabricate - Hardware	289	0.2%
Beverages	260	0.1%
Commercial Services	254	0.1%
Retail	254	0.1%
Investment Companies	225	0.1%
Water	225	0.1%
Multi-National	215	0.1%
Packaging & Containers	215	0.1%
Pharmaceuticals	211	0.1%
Housewares	202	0.1%
Coal	195	0.1%
Auto Manufacturers	190	0.1%
Gas	119	0.1%
Short-Term Investments and Other Assets-Net	13,235	6.4%
	$204,343	100.0%

*    Foreign Governments do not constitute an industry.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	39	U.S. Treasury Note, 10 Year	$4,969,453	$55,690
9/2019	10	U.S. Treasury Ultra Long Bond	1,775,625	30,703
Total Long Positions			$6,745,078	$86,393

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	46	Euro-Bund	$(8,914,918)	$(200,720)
9/2019	5	Euro-Buxl Bond, 30 Year	(1,156,705)	(64,361)
9/2019	18	U.S. Treasury Long Bond	(2,800,688)	(86,459)
9/2019	2	U.S. Treasury Note, 10 Year	(254,844)	(4,316)
Total Short Positions			$(13,127,155)	$(355,856)
Total Futures				$(269,463)

At July 31, 2019, the Fund had $595,266 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At July 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
189,128	USD	8,576,934	ARS	MS	8/29/2019	$829
150,274	USD	6,835,973	ARS	CITI	9/5/2019	1,656
141,705	USD	6,500,000	ARS	CITI	9/5/2019	391
100,474	USD	4,564,511	ARS	JPM	9/5/2019	1,238
977,150	USD	1,425,281	AUD	GSI	9/16/2019	940
1,849,588	BRL	476,698	USD	SCB	9/4/2019	6,891
1,879,893	BRL	485,447	USD	SCB	9/4/2019	6,065
193,585	BRL	49,769	USD	CITI	9/4/2019	846
1,799,367	BRL	465,494	USD	GSI	9/4/2019	4,964
9,811,481	BRL	2,542,823	USD	CITI	10/9/2019	14,366
1,643,324	BRL	425,930	USD	CITI	10/9/2019	2,373
249,042	USD	938,490	BRL	CITI	9/4/2019	3,667
817,737	USD	3,111,490	BRL	CITI	10/17/2019	7,259
112,962	USD	427,774	BRL	CITI	10/17/2019	1,535
1,560,004	USD	10,743,760	CNH	JPM	10/28/2019	5,781
7,534,528	CNY	1,084,105	USD	GSI	10/18/2019	6,423
841,577,376	COP	254,900	USD	GSI	9/18/2019	861
556,878,365	COP	168,751	USD	GSI	9/18/2019	488
338,658	USD	1,092,002,101	COP	GSI	9/18/2019	6,792
458,526	USD	1,469,116,846	COP	JPM	9/18/2019	12,052
471,832	USD	1,524,960,823	COP	JPM	9/18/2019	8,387
27,500,000	EGP	1,509,330	USD	GSI	10/15/2019	120,657
130,056,884	HUF	404,522	EUR	GSI	8/7/2019	6,417
68,188,526	HUF	211,090	EUR	SSB	8/7/2019	2,257
916,089	PLN	215,620	EUR	CITI	8/7/2019	2,406
380,066	USD	333,288	EUR	GSI	8/5/2019	11,027
482,289	USD	425,758	EUR	JPM	8/5/2019	10,861
902,464	USD	800,636	EUR	MS	8/5/2019	15,946
450,095	USD	398,666	EUR	SCB	8/5/2019	8,666
297,280	USD	263,179	EUR	SCB	8/5/2019	5,871
4,728,985	USD	4,166,041	EUR	SSB	8/5/2019	116,069
113,862	USD	100,000	EUR	JPM	10/3/2019	2,604

See Notes to Schedule of Investments

227,526	USD	202,527	EUR	JPM	10/3/2019	2,199
4,753,932	USD	4,166,041	EUR	SSB	10/3/2019	118,890
628,801	USD	552,925	EUR	SSB	10/3/2019	13,629
355,242	EUR	116,317,476	HUF	GSI	8/7/2019	1,511
3,436,332,499	IDR	242,947	USD	CITI	8/12/2019	1,265
964,722	USD	13,554,339,944	IDR	GSI	8/23/2019	4,481
338,939	USD	4,771,251,161	IDR	SCB	9/30/2019	3,333
98,810	USD	1,396,080,947	IDR	JPM	9/30/2019	610
3,242,138	ILS	898,697	USD	CITI	8/23/2019	25,752
2,413,109	ILS	668,331	USD	CITI	8/23/2019	19,732
669,964	ILS	185,251	USD	GSI	8/23/2019	5,779
17,291	ILS	4,890	USD	JPM	8/23/2019	41
63,479,391	INR	906,007	USD	CITI	9/9/2019	8,484
31,060	USD	36,536,971	KRW	SCB	9/3/2019	281
145,000,000	KZT	374,194	USD	GSI	8/6/2019	2,728
115,000,000	KZT	295,630	USD	JPM	8/6/2019	3,308
3,818,453	MXN	194,817	USD	CITI	11/1/2019	1,487
86,840,076	MXN	4,442,048	USD	GSI	11/1/2019	22,325
4,337,395	MXN	222,213	USD	GSI	11/1/2019	768
373,972	USD	7,250,000	MXN	CITI	11/1/2019	1,257
2,832,069	MYR	677,642	USD	SCB	8/30/2019	7,674
839,210	PEN	251,939	USD	JPM	12/18/2019	557
564,845	USD	1,874,155	PEN	CITI	12/18/2019	962
6,704,312	PHP	130,808	USD	SCB	9/9/2019	624
170,097	EUR	732,815	PLN	CITI	8/7/2019	717
175,253	EUR	753,873	PLN	CITI	8/7/2019	441
1,897,588	EUR	8,192,990	PLN	GSI	8/7/2019	12,584
799,764	EUR	3,451,582	PLN	SCB	8/7/2019	4,927
127,396	EUR	550,000	PLN	SCB	8/7/2019	834
3,929,662	EUR	16,960,813	PLN	JPM	11/7/2019	2,601
822,368	EUR	4,000,000	RON	CITI	9/18/2019	22,274
616,776	EUR	3,000,000	RON	CITI	9/18/2019	16,705
158,877	EUR	757,382	RON	CITI	9/18/2019	699
1,018,121	EUR	4,928,962	RON	GSI	9/18/2019	22,151
760,666	EUR	3,688,831	RON	GSI	9/18/2019	18,016
32,873,728	RUB	508,645	USD	GSI	9/4/2019	5,243
981,840	USD	1,330,492	SGD	GSI	8/13/2019	13,495
50,465,846	THB	1,614,468	USD	CITI	8/6/2019	26,568
4,483,928	THB	145,460	USD	JPM	8/6/2019	347
825,603	USD	25,225,488	THB	SCB	8/6/2019	5,327
825,982	USD	25,225,488	THB	GSI	8/6/2019	5,706
2,798,936	TRY	478,287	USD	JPM	8/1/2019	23,224
4,119,065	TRY	722,804	USD	JPM	8/1/2019	15,247
3,000,000	TRY	459,869	USD	CITI	8/6/2019	76,585
4,772,150	TRY	801,759	USD	CITI	8/6/2019	51,586
1,403,670	TRY	240,319	USD	CITI	8/6/2019	10,682
800,000	TRY	139,220	USD	CITI	8/6/2019	3,834
833,977	TRY	132,569	USD	GSI	8/6/2019	16,561
758,833	TRY	115,941	USD	JPM	8/6/2019	19,752
1,309,307	TRY	224,456	USD	CITI	9/18/2019	5,790
383,702	USD	2,175,185	TRY	GSI	9/18/2019	1,188
1,290,434	USD	7,459,999	TRY	JPM	11/6/2019	1,242
1,072,191	USD	33,175,745	TWD	SCB	8/5/2019	5,991
141,643	USD	4,396,178	TWD	GSI	8/26/2019	365
313,525	USD	4,450,000	ZAR	SSB	9/4/2019	4,507
14,381,283	ZAR	973,082	USD	CITI	9/4/2019	25,584
13,398,455	ZAR	899,877	USD	GSI	9/4/2019	30,540
Total unrealized appreciation						$1,095,575

713,315	AUD	504,668	USD	GSI	8/23/2019	(16,485)
711,566	AUD	497,804	USD	GSI	9/16/2019	(10,436)
8,944,569	BRL	2,360,923	USD	SCB	10/17/2019	(31,048)
1,000,000,000	CLP	1,461,753	USD	CITI	9/12/2019	(41,033)
290,474,281	CLP	421,960	USD	GSI	9/23/2019	(9,244)
1,026,075	USD	7,182,525	CNY	JPM	10/18/2019	(13,505)
521,714,209	COP	162,475	USD	GSI	9/18/2019	(3,923)
1,344,423,661	COP	421,582	USD	GSI	9/18/2019	(13,003)
835,087	EUR	21,455,891	CZK	GSI	8/28/2019	(2,049)

See Notes to Schedule of Investments

834,893	EUR	21,479,285	CZK	GSI	9/18/2019	(2,056)
920,373	EUR	23,650,000	CZK	JPM	9/18/2019	(3,493)
226,220	USD	3,947,539	EGP	JPM	10/15/2019	(7,760)
20,721,852	CZK	796,993	EUR	GSI	8/28/2019	(8,587)
42,857,281	CZK	1,661,972	EUR	GSI	9/18/2019	(205)
110,742	EUR	124,877	USD	GSI	8/5/2019	(2,256)
307,514	EUR	345,564	USD	GSI	8/5/2019	(5,064)
179,361	EUR	201,428	USD	JPM	8/5/2019	(2,828)
493,576	EUR	549,950	USD	JPM	8/5/2019	(3,430)
104,305	EUR	119,093	USD	JPM	8/5/2019	(3,599)
264,575	EUR	298,316	USD	JPM	8/5/2019	(5,361)
387,510	EUR	438,997	USD	JPM	8/5/2019	(9,921)
800,000	EUR	897,921	USD	JPM	8/5/2019	(12,109)
261,851	EUR	294,419	USD	MS	8/5/2019	(4,481)
594,143	EUR	672,782	USD	SCB	8/5/2019	(14,907)
102,119	EUR	116,724	USD	SSB	8/5/2019	(3,651)
348,848	EUR	393,975	USD	SSB	8/5/2019	(7,707)
403,358	EUR	457,271	USD	SSB	8/5/2019	(10,646)
568,482	EUR	649,877	USD	SSB	8/5/2019	(20,416)
224,494	EUR	249,381	USD	MS	9/4/2019	(212)
2,704,857	EUR	3,020,139	USD	SSB	9/4/2019	(17,985)
116,317,476	HUF	354,812	EUR	GSI	10/7/2019	(1,510)
1,000,000	PLN	232,319	EUR	CITI	8/7/2019	(752)
833,795	PLN	192,693	EUR	GSI	8/7/2019	(1,750)
16,960,813	PLN	3,949,151	EUR	JPM	8/7/2019	(2,975)
50,000	RON	10,286	EUR	CITI	9/18/2019	(271)
935,799	RON	193,470	EUR	CITI	9/18/2019	(4,014)
554,849	RON	114,777	EUR	GSI	9/18/2019	(2,308)
3,964,975	RON	822,609	EUR	JPM	9/18/2019	(13,809)
219,969	EUR	71,046,247	HUF	CITI	8/7/2019	(2,387)
33,378	EUR	10,881,687	HUF	JPM	8/7/2019	(19)
13,021,072,337	IDR	934,080	USD	JPM	8/23/2019	(11,617)
864,005	USD	12,420,066,777	IDR	CITI	8/12/2019	(18,659)
73,781	USD	1,062,010,619	IDR	JPM	8/12/2019	(1,693)
888,140	USD	3,175,545	ILS	CITI	8/23/2019	(17,321)
884,625	USD	3,166,957	ILS	GSI	8/23/2019	(18,387)
446,693	KRW	382	USD	SCB	9/3/2019	(6)
11,418,052	KRW	9,893	USD	GSI	9/3/2019	(274)
1,149,792,504	KRW	990,698	USD	GSI	9/3/2019	(22,085)
260,000,000	KZT	661,578	USD	GSI	12/6/2019	(168)
675,325	USD	260,000,000	KZT	GSI	8/6/2019	(535)
4,303,981	MXN	222,358	USD	SSB	11/1/2019	(1,094)
661,589	USD	12,879,500	MXN	SSB	11/1/2019	(535)
4,674,352	MYR	1,137,616	USD	SCB	8/19/2019	(6,497)
236,667	USD	984,888	MYR	SCB	8/13/2019	(1,661)
1,490,860	USD	6,262,356	MYR	SCB	8/30/2019	(24,532)
1,490,860	USD	6,262,356	MYR	SCB	8/30/2019	(24,532)
905,837	USD	47,234,850	PHP	JPM	9/6/2019	(20,296)
96,156	USD	4,922,402	PHP	GSI	9/9/2019	(344)
165,762	EUR	705,336	PLN	CITI	8/7/2019	(1,573)
808,043	EUR	3,466,019	PLN	GSI	8/7/2019	(517)
144,301	EUR	613,585	PLN	JPM	8/7/2019	(1,480)
292,741	EUR	1,244,497	PLN	SSB	8/7/2019	(3,074)
257,547	EUR	1,109,483	PLN	CITI	11/7/2019	(375)
15,363,479	RUB	242,915	USD	SCB	9/4/2019	(2,750)
31,116,957	RUB	487,345	USD	CITI	9/4/2019	(918)
45,995,346	RUB	727,295	USD	GSI	9/4/2019	(8,287)
341,154	USD	22,658,817	RUB	GSI	9/4/2019	(13,053)
896,442	USD	59,443,043	RUB	GSI	9/4/2019	(32,783)
7,837,850	THB	255,030	USD	SCB	8/6/2019	(161)
6,260,860	THB	204,350	USD	SCB	8/6/2019	(760)
9,071,672	THB	295,542	USD	GSI	8/30/2019	(384)
235,546	USD	7,363,487	THB	JPM	8/6/2019	(3,898)
989,125	USD	30,544,183	THB	CITI	8/19/2019	(4,405)
544,905	USD	16,787,333	THB	JPM	8/30/2019	(1,291)
7,459,999	TRY	1,335,601	USD	JPM	8/6/2019	(1,621)
1,097,738	USD	6,918,001	TRY	GSI	8/1/2019	(141,825)
217,658	USD	1,378,627	TRY	CITI	8/6/2019	(28,865)
213,168	USD	1,293,152	TRY	GSI	8/6/2019	(18,071)

See Notes to Schedule of Investments

474,420	USD	2,799,412	TRY	GSI	8/6/2019	(26,164)
246,923	USD	1,632,160	TRY	GSI	8/6/2019	(44,936)
737,699	USD	4,295,623	TRY	JPM	8/6/2019	(30,434)
258,251	USD	1,696,578	TRY	JPM	8/6/2019	(45,128)
938,110	USD	5,933,077	TRY	JPM	8/6/2019	(122,829)
591,161	USD	3,686,444	TRY	CITI	9/18/2019	(57,112)
703,485	USD	4,119,065	TRY	JPM	10/3/2019	(16,893)
4,396,178	TWD	141,452	USD	GSI	8/5/2019	(168)
28,779,567	TWD	929,122	USD	GSI	8/5/2019	(4,206)
29,306,868	TWD	944,165	USD	CITI	8/21/2019	(2,571)
889,073	USD	27,770,189	TWD	GSI	8/21/2019	(3,149)
886,434	USD	27,938,629	TWD	GSI	8/26/2019	(11,419)
7,676,855	UYU	221,746	USD	CITI	9/13/2019	(8,397)
110,679	USD	1,600,000	ZAR	CITI	9/4/2019	(429)
445,505	USD	6,582,079	ZAR	GSI	9/4/2019	(11,569)
454,540	USD	6,718,356	ZAR	GSI	9/4/2019	(11,997)
406,730	USD	6,036,968	ZAR	GSI	9/4/2019	(12,489)
462,408	USD	6,919,726	ZAR	GSI	9/4/2019	(18,112)
247,938	USD	3,656,990	ZAR	JPM	9/4/2019	(6,011)
520,625	USD	7,562,202	ZAR	SCB	9/4/2019	(4,510)
2,240,493	ZAR	157,449	USD	CITI	9/4/2019	(1,865)
2,592,472	ZAR	182,412	USD	CITI	9/4/2019	(2,386)
26,912,204	ZAR	1,879,948	USD	GSI	9/4/2019	(11,108)
3,668,282	ZAR	257,918	USD	SSB	9/4/2019	(3,185)
3,245,752	ZAR	232,911	USD	SSB	9/4/2019	(7,520)
Total unrealized depreciation						$(1,218,109)
Total net unrealized depreciation						$(122,534)

Credit default swap contracts (“credit default swaps”)

At July 31, 2019, the Fund had outstanding credit default swaps as follows:

Over-the-counter credit default swaps — Sell Protection

Counterparty	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	Republic of Argentina, Senior Securities	USD	719,399	5.00%	3M	6/20/2023	$42,637	$(135,337)	$4,196	$(88,504)

Cross currency swap contracts (“cross currency swaps”)

At July 31, 2019, the Fund had outstanding cross currency swaps as follows:

Over-the-counter cross currency swaps

Counterparty	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GS	TRY	4,000,000	Receive	3M USD LIBOR	18.23%	3M/1Y	12/9/2024	$(90,800)	$—	$(90,800)

Interest rate swap contracts (“interest rate swaps”)

At July 31, 2019, the Fund had outstanding interest rate swaps as follows:

See Notes to Schedule of Investments

Centrally cleared interest rate swaps
Clearinghouse	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL 33,030,903	Receive	1D CETIP	7.45%	T/T	1/2/2020	$(63,099)	$(64,796)	$(127,895)
CME	BRL 6,727,366	Pay	1D CETIP	7.06%	T/T	1/4/2021	38,082	3,668	41,750
CME	BRL 9,210,317	Pay	1D CETIP	7.07%	T/T	1/4/2021	52,360	5,309	57,669
CME	BRL 1,808,999	Pay	1D CETIP	7.89%	T/T	1/4/2021	16,508	4,537	21,045
CME	BRL 3,015,415	Pay	1D CETIP	6.23%	T/T	1/3/2022	6,499	(134)	6,365
CME	BRL 5,079,021	Pay	1D CETIP	6.24%	T/T	1/3/2022	11,175	(216)	10,959
CME	BRL 5,584,084	Pay	1D CETIP	6.48%	T/T	1/2/2023	10,098	86	10,184
CME	BRL 588,077	Pay	1D CETIP	9.26%	T/T	1/2/2023	16,927	5,223	22,150
CME	BRL 1,568,375	Pay	1D CETIP	11.45%	T/T	1/2/2025	124,354	22,929	147,283
CME	BRL 1,836,954	Pay	1D CETIP	12.34%	T/T	1/2/2025	177,542	31,849	209,391
CME	COP 1,742,073,468	Receive	3M IBRCOL	5.81%	3M/3M	4/3/2029	(26,004)	(699)	(26,703)
CME	COP 1,300,000,000	Receive	3M IBRCOL	5.92%	3M/3M	5/15/2029	(22,447)	(1,513)	(23,960)
LCH	CNY 7,200,000	Pay	3M CFETES	2.86%	3M/3M	7/3/2024	1,086	250	1,336
LCH	CNY 7,200,000	Pay	3M CFETES	2.75%	3M/3M	7/5/2024	(4,456)	121	(4,335)
LCH	CZK 17,000,000	Receive	6M PRIBOR	1.58%	6M/1Y	1/11/2023	3,440	(5,552)	(2,112)
LCH	CZK 44,000,000	Receive	6M PRIBOR	1.70%	6M/1Y	6/18/2024	(9,242)	1,204	(8,038)
LCH	CZK 4,700,000	Receive	6M PRIBOR	1.64%	6M/1Y	6/21/2024	(423)	134	(289)
LCH	CZK 7,070,223	Receive	6M PRIBOR	1.68%	6M/1Y	7/17/2024	(1,222)	69	(1,153)
LCH	HUF 554,855,000	Pay	3M BUBOR	1.47%	1Y/3M	4/12/2022	13,585	—	13,585
LCH	HUF 545,145,000	Pay	3M BUBOR	1.48%	1Y/3M	4/12/2022	13,512	—	13,512
LCH	HUF 93,450,000	Receive	6M BUBOR	2.38%	6M/1Y	6/7/2028	(26,788)	(997)	(27,785)
LCH	HUF 73,550,000	Receive	6M BUBOR	2.44%	6M/1Y	6/8/2028	(22,353)	(752)	(23,105)
LCH	HUF 55,000,000	Receive	6M BUBOR	2.27%	6M/1Y	4/24/2029	(13,362)	(1,018)	(14,380)
CME	MXN 55,942,028	Receive	28D TIIE	8.09%	28D/28D	1/28/2021	(19,951)	—	(19,951)
CME	MXN 57,243,005	Receive	28D TIIE	8.15%	28D/28D	1/28/2021	(21,952)	—	(21,952)
CME	MXN 103,908,316	Receive	28D TIIE	7.48%	28D/28D	6/11/2021	(20,973)	—	(20,973)
CME	MXN 3,500,000	Pay	28D TIIE	7.71%	28D/28D	1/21/2022	1,535	(78)	1,457
CME	MXN 15,505,918	Pay	28D TIIE	7.58%	28D/28D	1/28/2022	4,491	(263)	4,228
CME	MXN 12,211,377	Pay	28D TIIE	6.75%	28D/28D	6/23/2022	(8,824)	(214)	(9,038)
CME	MXN 34,769,500	Pay	28D TIIE	6.71%	28D/28D	7/7/2022	(26,886)	(1,873)	(28,759)
CME	MXN 19,000,000	Pay	28D TIIE	7.35%	28D/28D	3/20/2024	5,750	(464)	5,286
CME	MXN 1,800,000	Pay	28D TIIE	7.72%	28D/28D	12/3/2026	2,191	(14)	2,177
CME	MXN 3,300,000	Pay	28D TIIE	8.16%	28D/28D	12/28/2026	8,422	(15)	8,407
CME	MXN 9,380,123	Pay	28D TIIE	7.92%	28D/28D	1/22/2027	17,021	(99)	16,922
CME	MXN 6,685,611	Pay	28D TIIE	7.51%	28D/28D	4/20/2027	3,538	(84)	3,454
CME	MXN 4,000,000	Pay	28D TIIE	8.08%	28D/28D	5/21/2029	9,294	(7)	9,287
CME	MXN 4,668,287	Pay	28D TIIE	8.06%	28D/28D	5/22/2029	10,538	(5)	10,533
CME	MXN 5,831,713	Pay	28D TIIE	8.07%	28D/28D	5/22/2029	13,220	(7)	13,213
CME	MXN 7,606,594	Pay	28D TIIE	8.00%	28D/28D	5/23/2029	15,371	(5)	15,366
CME	MXN 5,981,770	Pay	28D TIIE	7.99%	28D/28D	5/23/2029	11,862	(4)	11,858
LCH	PLN 20,000,000	Pay	6M WIBOR	1.79%	1Y/6M	3/25/2021	694	(80)	614
LCH	PLN 2,655,221	Pay	6M WIBOR	2.21%	1Y/6M	11/16/2021	6,889	8,105	14,994
LCH	PLN 1,250,000	Pay	6M WIBOR	2.33%	1Y/6M	4/6/2022	4,787	549	5,336
LCH	PLN 8,300,000	Receive	6M WIBOR	1.99%	6M/1Y	3/25/2024	(16,901)	(1,303)	(18,204)
LCH	PLN 8,300,000	Receive	6M WIBOR	1.99%	6M/1Y	3/25/2024	(17,422)	(1,339)	(18,761)
LCH	ZAR 3,042,152	Receive	3M JIBAR	7.29%	3M/3M	1/7/2021	(1,574)	(38)	(1,612)
LCH	ZAR 50,000,000	Pay	3M JIBAR	8.49%	3M/3M	7/18/2029	(29,420)	—	(29,420)
LCH	ZAR 12,375,469	Pay	3M JIBAR	8.78%	3M/3M	7/30/2029	(507)	—	(507)
Total							$246,965	$2,464	$249,429

At July 31, 2019, the Fund had $210,997 deposited in a segregated account to cover collateral requirements on centrally cleared swaps.

Over-the-counter interest rate swaps

Counterparty	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	BRL 1,152,498	Pay	1D CETIP	9.73%	T/T	1/2/2020	$5,716	$18,290	$24,006
GSI	BRL 1,000,000	Pay	1D CETIP	11.99%	T/T	1/2/2023	80,564	26,275	106,839
JPM	BRL 1,984,200	Pay	1D CETIP	9.07%	T/T	1/2/2020	8,058	23,631	31,689
JPM	BRL 930,916	Pay	1D CETIP	9.61%	T/T	1/2/2020	4,474	13,870	18,344
JPM	BRL 1,063,932	Pay	1D CETIP	11.46%	T/T	1/2/2020	8,082	28,558	36,640
JPM	BRL 1,332,786	Pay	1D CETIP	8.66%	T/T	1/4/2021	17,226	13,437	30,663
JPM	BRL 7,778,457	Pay	1D CETIP	8.87%	T/T	1/4/2021	108,239	87,769	196,008
JPM	BRL 2,116,417	Pay	1D CETIP	9.18%	T/T	1/4/2021	31,892	25,875	57,767

See Notes to Schedule of Investments

JPM	BRL 2,071,383	Pay	1D CETIP	9.20%	T/T	1/4/2021	32,079	27,100	59,179
JPM	BRL 1,614,106	Pay	1D CETIP	9.28%	T/T	1/4/2021	25,460	21,694	47,154
JPM	BRL 489,151	Pay	1D CETIP	10.04%	T/T	1/4/2021	9,536	8,738	18,274
JPM	BRL 31,354	Pay	1D CETIP	10.23%	T/T	1/4/2021	643	599	1,242
JPM	CLP 231,188,535	Pay	1D CLICP	3.43%	6M/6M	5/10/2022	12,339	564	12,903
GSI	HUF 359,014,464	Receive	6M BUBOR	1.27%	6M/1Y	1/10/2022	(21,393)	(8,350)	(29,743)
GSI	HUF 500,000,000	Pay	6M BUBOR	0.84%	1Y/6M	9/21/2022	10,638	10,549	21,187
JPM	HUF 600,000,000	Receive	6M BUBOR	0.85%	6M/1Y	10/10/2019	(2,341)	(12,310)	(14,651)
JPM	HUF 382,000,000	Receive	6M BUBOR	0.69%	6M/1Y	4/20/2020	(3,370)	(1,524)	(4,894)
JPM	HUF 128,246,450	Receive	6M BUBOR	1.38%	6M/1Y	6/17/2021	(7,434)	(587)	(8,021)
JPM	HUF 45,000,000	Receive	6M BUBOR	1.30%	6M/1Y	4/6/2022	(2,954)	(499)	(3,453)
GSI	MXN 9,000,000	Pay	28D TIIE	5.37%	28D/28D	3/17/2021	(16,156)	(892)	(17,048)
GSI	MXN 28,033,731	Pay	28D TIIE	5.90%	28D/28D	9/12/2022	(55,823)	(1,047)	(56,870)
GSI	MXN 10,713,184	Pay	28D TIIE	6.21%	28D/28D	12/8/2025	(30,954)	(106)	(31,060)
GSI	MXN 9,462,643	Pay	28D TIIE	6.17%	28D/28D	3/5/2026	(29,549)	(885)	(30,434)
GSI	MXN 5,000,000	Pay	28D TIIE	6.38%	28D/28D	9/16/2026	(13,825)	(15)	(13,840)
JPM	MXN 7,500,000	Pay	28D TIIE	6.13%	28D/28D	6/18/2026	(25,317)	(179)	(25,496)
GSI	RUB 337,196,904	Pay	3M MOSPRIME	9.01%	1Y/3M	2/21/2021	67,937	—	67,937
GSI	RUB 350,542,739	Pay	3M MOSPRIME	7.52%	1Y/3M	6/10/2021	(2,525)	—	(2,525)
GSI	RUB 223,218,139	Pay	3M MOSPRIME	8.11%	1Y/3M	3/23/2022	30,529	—	30,529
Total							$241,771	$280,555	$522,326

At July 31, 2019, the Fund had received cash collateral of $50,000 and $120,000 from Citibank, N.A. and Goldman Sachs International, respectively, to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds(a)	$—	$51,859	$—	$51,859
Foreign Government Securities(a)	—	135,287	—	135,287
U.S. Treasury Obligations	—	3,962	—	3,962
Short-Term Investments	—	10,887	—	10,887
Total Investments	$—	$201,995	$—	$201,995

(a) The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$87	$—	$—	$87
Liabilities	(356)	—	—	(356)
Forward Contracts(a)
Assets	—	1,095	—	1,095
Liabilities	—	(1,218)	—	(1,218)
Swaps
Assets	—	1,439	—	1,439
Liabilities	—	(847)	—	(847)
Total	$(269)	$469	$—	$200

(a) Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) July 31, 2019

NUMBER OF SHARES		VALUE† (000’s omitted)
Common Stocks 0.6%
Business Equipment & Services 0.2%
21,820	Brock Holdings III, Inc.	$436	*(a)(b)(c)
Media 0.3%
81,399	Clear Channel Outdoor Holdings, Inc.	247	*
34,616	iHeartMedia, Inc.	518	*
		765
Media - Broadcast 0.1%
16,445	Cumulus Media, Inc., Class A	248	*

	Total Common Stocks (Cost $1,500)	1,449

PRINCIPAL AMOUNT
(000’s omitted)
Loan Assignments(d) 91.9%
Aerospace & Defense 1.1%
$748	Atlantic Aviation FBO Inc., Term Loan B, (1 month USD LIBOR + 3.75%), 5.99%, due 12/6/2025	756	(c)
	TransDigm, Inc.
640	Term Loan E, (USD LIBOR + 2.50%), due 5/30/2025	634	(e)(f)
1,314	Term Loan F, (3 month USD LIBOR + 2.50%), 4.83%, due 6/9/2023	1,307
		2,697
Automotive 1.3%
599	Belron Finance US LLC, Term Loan B, (3 month USD LIBOR + 2.50%), 5.07%, due 11/7/2024	599
1,190	Panther BF Aggregator 2 LP, Term Loan B, (1 month USD LIBOR + 3.50%), 5.73%, due 4/30/2026	1,189
1,330	Wand NewCo 3, Inc., First Lien Term Loan, (1 month USD LIBOR + 3.50%), 5.86%, due 2/5/2026	1,338
		3,126
Building & Development 4.0%
635	Beacon Roofing Supply, Inc., Term Loan B, (1 month USD LIBOR + 2.25%), 4.62%, due 1/2/2025	632
	Capital Automotive L.P.
300	First Lien Term Loan, (1 month USD LIBOR + 2.50%), 4.74%, due 3/24/2024	300
963	Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.23%, due 3/24/2025	965
799	Core & Main LP, Term Loan B, (2 month USD LIBOR + 2.75%), 5.24%, due 8/1/2024	798
728	CPG International Inc., Term Loan, (6 month USD LIBOR + 3.75%), 5.93%, due 5/5/2024	717
1,747	DTZ U.S. Borrower LLC, Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 8/21/2025	1,752
1,134	Forterra Finance, LLC, Term Loan B, (1 month USD LIBOR + 3.00%), 5.23%, due 10/25/2023	1,052
658	NCI Building Systems, Inc., Term Loan, (1 month USD LIBOR + 3.75%), 6.12%, due 4/12/2025	642
683	Quikrete Holdings, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 11/15/2023	677
898	Realogy Group LLC, Term Loan B, (1 month USD LIBOR + 2.25%), 4.52%, due 2/8/2025	854

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$1,663	Wilsonart LLC, Term Loan B, (3 month USD LIBOR + 3.25%), 5.58%, due 12/19/2023	$1,630
		10,019
Business Equipment & Services 12.4%
1,043	Acosta Holdco, Inc., Term Loan, (1 month USD LIBOR + 3.25%), 5.48%, due 9/26/2021	364
	Advantage Sales & Marketing, Inc.
628	Term Loan B2, (3 month USD LIBOR + 3.25%), 5.58%, due 7/25/2021	580
126	Second Lien Term Loan, (3 month USD LIBOR + 6.50%), 8.83%, due 7/25/2022	101
604	AlixPartners, LLP, Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 4/4/2024	604
355	BrightView Landscapes, LLC, First Lien Term Loan B, (1 month USD LIBOR + 2.50%), 4.78%, due 8/15/2025	355
622	Carbonite, Inc, Term Loan B, (1 month USD LIBOR + 3.75%), 6.01%, due 3/26/2026	620
923	Cast and Crew Payroll, LLC, First Lien Term Loan, (1 month USD LIBOR + 4.00%), 6.25%, due 2/9/2026	927
1,440	Ceridian HCM Holding Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.23%, due 4/30/2025	1,448
982	Change Healthcare Holdings LLC, Term Loan B, (1 month USD LIBOR + 2.50%), 4.73%, due 3/1/2024	979
603	ConvergeOne Holdings, Inc., Term Loan, (1 month USD LIBOR + 5.00%), 7.23%, due 1/4/2026	562
600	Cortes NP Acquisition Corporation, Term Loan B, (3 month USD LIBOR + 4.00%), 6.33%, due 11/30/2023	571
702	Cypress Intermediate Holdings III, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.99%, due 4/26/2024	694
1,323	Deerfield Dakota Holding, LLC, Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 2/13/2025	1,285
	DiscoverOrg, LLC
628	First Lien Term Loan, (1 month USD LIBOR + 4.50%), 6.73%, due 2/2/2026	627
95	Second Lien Term Loan, (3 month USD LIBOR + 8.50%), 10.90%, due 2/1/2027	94
1,278	EIG Investors Corp., First Lien Term Loan, (3 month USD LIBOR + 3.75%), 6.27%, due 2/9/2023	1,264
805	Element Materials Technology Group US Holdings Inc., Term Loan B, (3 month USD LIBOR + 3.50%), 6.15%, due 6/28/2024	805
622	Financial & Risk US Holdings, Inc., Term Loan, (1 month USD LIBOR + 3.75%), 5.98%, due 10/1/2025	621
380	Flexera Software LLC, First Lien Term Loan, (USD LIBOR + 3.50%), due 2/26/2025	380	(e)(f)
1,548	Garda World Security Corporation, Term Loan, (3 month USD LIBOR + 3.50%), 6.02%, due 5/24/2024	1,549	(e)(f)
1,319	Greeneden U.S. Holdings II, LLC, Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 12/1/2023	1,311
446	Iron Mountain, Inc., Term Loan B, (1 month USD LIBOR + 1.75%), 3.98%, due 1/2/2026	439	(c)
	Kronos Incorporated
1,439	Term Loan B, (3 month USD LIBOR + 3.00%), 5.58%, due 11/1/2023	1,440
230	Second Lien Term Loan, (3 month USD LIBOR + 8.25%), 10.83%, due 11/1/2024	237
843	Learning Care Group, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.25%), 5.48%, due 3/13/2025	830	(g)
1,302	MX Holdings US, Inc., Term Loan B1C, (1 month USD LIBOR + 3.00%), 5.23%, due 7/31/2025	1,301

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$912	Presidio, Inc., Term Loan B, (USD LIBOR + 2.75%), 5.07%, due 2/2/2024	$912	(g)
1,829	Prime Security Services Borrower, LLC, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 5/2/2022	1,826	(e)(f)
582	ServiceMaster Company, Term Loan B, (1 month USD LIBOR + 2.50%), 4.73%, due 11/8/2023	581
813	ServPro Borrower, LLC, Term Loan B, (1 month USD LIBOR + 3.50%), 5.73%, due 3/26/2026	812	(c)
951	Solera, LLC, Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 3/3/2023	947
375	Switch, Ltd., Term Loan B, (1 month USD LIBOR + 2.25%), 4.48%, due 6/27/2024	373
1,249	Tempo Acquisition LLC, Term Loan, (1 month USD LIBOR + 3.00%), 5.23%, due 5/1/2024	1,250
	West Corporation
351	Term Loan B1, (3 month USD LIBOR + 3.50%), 6.02%, due 10/10/2024	324
1,552	Term Loan, (3 month USD LIBOR + 4.00%), 6.52%, due 10/10/2024	1,447
638	WEX Inc., Term Loan B3, (1 month USD LIBOR + 2.25%), 4.48%, due 5/15/2026	639
1,699	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.99%, due 5/18/2025	1,651
		30,750
Cable & Satellite Television 3.6%
364	Altice Financing SA, Term Loan B, (1 month USD LIBOR + 2.75%), 5.08%, due 7/15/2025	348
2,035	Altice France S.A., Term Loan B13, (1 month USD LIBOR + 4.00%), 6.33%, due 8/14/2026	2,024
728	CSC Holdings, LLC, Term Loan B, (1 month USD LIBOR + 3.00%), 5.33%, due 4/15/2027	731
371	Lions Gate Capital Holdings LLC, Term Loan B, (1 month USD LIBOR + 2.25%), 4.48%, due 3/24/2025	370
1,677	Radiate Holdco, LLC, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.23%, due 2/1/2024	1,657
540	Telenet Financing USD LLC, Term Loan AN, (1 month USD LIBOR + 2.25%), 4.58%, due 8/15/2026	537
935	Virgin Media Bristol LLC, Term Loan K, (1 month USD LIBOR + 2.50%), 4.83%, due 1/15/2026	937
1,704	WideOpenWest Finance LLC, Term Loan B, (3 month USD LIBOR + 3.25%), 5.52%, due 8/18/2023	1,671
675	Ziggo Secured Finance Partnership, Term Loan E, (1 month USD LIBOR + 2.50%), 4.83%, due 4/15/2025	671
		8,946
Chemicals & Plastics 3.3%
865	Charter NEX US, Inc., Term Loan, (1 month USD LIBOR + 3.50%), 5.73%, due 5/16/2024	863	(e)(f)
818	Diamond (BC) B.V., Term Loan, (USD LIBOR + 3.00%), 5.26%, due 9/6/2024	740	(g)
380	Hexion Inc, Term Loan, (USD LIBOR + 3.50%), due 6/25/2026	379	(c)(e)(f)
268	Ineos US Finance LLC, Term Loan B, (2 month USD LIBOR + 2.00%), 4.26%, due 3/31/2024	264
	Invictus U.S., LLC
479	First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.52%, due 3/28/2025	476
150	Second Lien Term Loan, (3 month USD LIBOR + 6.75%), 9.27%, due 3/28/2026	149
673	Messer Industries GmbH, Term Loan, (3 month USD LIBOR + 2.50%), 4.83%, due 3/1/2026	670

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$715	Momentive Performance Materials Inc., Term Loan B, (3 month USD LIBOR + 3.25%), 5.59%, due 5/15/2024	$711
601	PQ Corporation, Term Loan B, (3 month USD LIBOR + 2.50%), 4.76%, due 2/8/2025	600
	Solenis Holdings LLC
777	First Lien Term Loan, (3 month USD LIBOR + 4.25%), 6.77%, due 6/26/2025	763
45	Second Lien Term Loan, (3 month USD LIBOR + 8.50%), 11.02%, due 6/26/2026	44
1,337	Starfruit Finco B.V, Term Loan B, (1 month USD LIBOR + 3.25%), 5.61%, due 10/1/2025	1,312	(c)
640	Tronox Finance LLC, Term Loan B, (USD LIBOR + 3.00%), due 9/23/2024	635	(e)(f)
544	Univar Inc., Term Loan B, (1 month USD LIBOR + 2.25%), 4.48%, due 7/1/2024	544
		8,150
Conglomerates 0.3%
698	Penn Engineering & Manufacturing Corp., Term Loan B, (1 month USD LIBOR + 2.75%), 4.99%, due 6/27/2024	697
Containers & Glass Products 3.3%
653	Albea Beauty Holdings S.A, Term Loan B2, (USD LIBOR + 3.00%), 5.52%, due 4/22/2024	638	(g)
2,113	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 5.38%, due 11/7/2025	2,072	(e)(f)(g)
485	Berry Global, Inc., Term Loan Q, (USD LIBOR + 2.25%), due 10/1/2022	485	(e)(f)
1,337	BWAY Holding Company, Term Loan B, (3 month USD LIBOR + 3.25%), 5.59%, due 4/3/2024	1,314
698	Consolidated Container Company LLC, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 5/22/2024	691
1,206	Reynolds Group Holdings Inc., Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 2/5/2023	1,205
850	TricorBraun Holdings, Inc., First Lien Term Loan, (USD LIBOR + 3.75%), 6.02%, due 11/30/2023	834	(g)
1,011	Trident TPI Holdings, Inc., Term Loan B1, (1 month USD LIBOR + 3.25%), 5.48%, due 10/17/2024	977
		8,216
Cosmetics - Toiletries 0.5%
1,315	Sunshine Luxembourg VII SARL, First Lien Term Loan, (USD LIBOR + 4.25%), due 7/16/2026	1,319	(e)(f)
Diversified Insurance 1.0%
1,327	Hub International Limited, Term Loan B, (3 month USD LIBOR + 3.00%), 5.27%, due 4/25/2025	1,312	(g)
1,078	Sedgwick Claims Management Services, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 12/31/2025	1,061
		2,373
Drugs 3.6%
731	Akorn, Inc., Term Loan B, (1 month USD LIBOR + 7.00%), 9.25%, due 4/16/2021	671
1,700	Amneal Pharmaceuticals LLC, Term Loan B, (1 month USD LIBOR + 3.50%), 5.75%, due 5/4/2025	1,572
2,005	Endo Luxembourg Finance Company I S.a r.l., Term Loan B, (3 month USD LIBOR + 4.25%), 6.50%, due 4/29/2024	1,825
1,432	Jaguar Holding Company II, Term Loan, (1 month USD LIBOR + 2.50%), 4.73%, due 8/18/2022	1,429

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Mallinckrodt International Finance S.A.
$1,338	Term Loan B, (3 month USD LIBOR + 2.75%), 5.08%, due 9/24/2024	$1,135
138	Term Loan B, (3 month USD LIBOR + 3.00%), 5.53%, due 2/24/2025	117
781	Parexel International Corporation, Term Loan B, (USD LIBOR + 2.75%), 4.99%, due 9/27/2024	753	(e)(f)
1,486	Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.38%, due 6/2/2025	1,491
		8,993
Ecological Services & Equipment 0.2%
466	GFL Environmental Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.23%, due 5/30/2025	463
Electronics - Electrical 9.8%
	Applied Systems, Inc.
1,199	First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.33%, due 9/19/2024	1,194
500	Second Lien Term Loan, (3 month USD LIBOR + 7.00%), 9.33%, due 9/19/2025	504
367	Avast Software B.V., Term Loan B, (3 month USD LIBOR + 2.25%), 4.58%, due 9/30/2023	367
874	Barracuda Networks, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.25%), 5.77%, due 2/12/2025	876
1,115	CommScope, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 4/6/2026	1,115
	Dynatrace LLC
1,282	First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.23%, due 8/22/2025	1,282
144	Second Lien Term Loan, (1 month USD LIBOR + 7.00%), 9.23%, due 8/21/2026	145
2,222	Epicor Software Corporation, First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.49%, due 6/1/2022	2,216	(e)(f)
	Hyland Software, Inc.
849	Term Loan 3, (1 month USD LIBOR + 3.25%), 5.48%, due 7/1/2024	849
461	Second Lien Term Loan, (1 month USD LIBOR + 7.00%), 9.23%, due 7/7/2025	462
1,818	Infor (US), Inc., Term Loan B6, (3 month USD LIBOR + 2.75%), 5.08%, due 2/1/2022	1,818
577	Informatica LLC, Term Loan, (1 month USD LIBOR + 3.25%), 5.48%, due 8/5/2022	579
796	Lumentum Holdings, First Lien Term Loan, (1 month USD LIBOR + 2.50%), 4.73%, due 12/10/2025	798	(c)
	McAfee, LLC
1,434	Term Loan B, (1 month USD LIBOR + 3.75%), 5.99%, due 9/30/2024	1,433
272	Second Lien Term Loan, (1 month USD LIBOR + 8.50%), 10.74%, due 9/29/2025	274
	Optiv Security, Inc.
1,315	First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.48%, due 2/1/2024	1,203
425	Second Lien Term Loan, (1 month USD LIBOR + 7.25%), 9.48%, due 2/1/2025	370
	Project Alpha Intermediate Holding, Inc.
459	Term Loan B, (3 month USD LIBOR + 3.50%), 5.81%, due 4/26/2024	453
250	Term Loan B, (3 month USD LIBOR + 4.25%), 6.56%, due 4/26/2024	249
2,123	Rackspace Hosting, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.58%, due 11/3/2023	1,966
712	Riverbed Technology, Inc., Term Loan, (1 month USD LIBOR + 3.25%), 5.49%, due 4/24/2022	601

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$570	Sirius Computer Solutions, Inc., Term Loan B, (3 month USD LIBOR + 4.25%), 6.57%, due 7/1/2026	$573	(e)(f)
2,199	Sophia, L.P., Term Loan B, (3 month USD LIBOR + 3.25%), 5.58%, due 9/30/2022	2,198	(e)(f)
229	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1 month USD LIBOR + 2.25%), 4.48%, due 4/16/2025	229
	SS&C Technologies Inc.
336	Term Loan B3, (1 month USD LIBOR + 2.25%), 4.48%, due 4/16/2025	336
584	Term Loan B5, (1 month USD LIBOR + 2.25%), 4.48%, due 4/16/2025	583
670	Tibco Software Inc., Term Loan B, (1 month USD LIBOR + 4.00%), 6.39%, due 6/30/2026	671
1,075	Vertafore, Inc., First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.48%, due 7/2/2025	1,054
		24,398
Financial Intermediaries 1.9%
671	Citco Funding LLC, Term Loan, (1 month USD LIBOR + 2.50%), 4.73%, due 9/28/2023	670	(c)
	Edelman Financial Center, LLC
1,055	First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.56%, due 7/21/2025	1,055
240	Second Lien Term Loan, (1 month USD LIBOR + 6.75%), 9.06%, due 7/20/2026	241
539	Grosvenor Capital Management Holdings, LLP, Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 3/31/2025	538
527	Guggenheim Partners, LLC, Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 7/21/2023	528
613	LPL Holdings, Inc., First Lien Term Loan B, (3 month USD LIBOR + 2.25%), 4.52%, due 9/23/2024	614
355	PI US MergerCo, Inc., First Lien Term Loan, (USD LIBOR + 3.25%), 5.48%, due 1/3/2025	353	(e)(f)
798	Victory Capital Holdings, Inc., Term Loan B, (3 month USD LIBOR + 3.25%), 5.57%, due 7/1/2026	802
		4,801
Food & Drug Retailers 0.4%
896	Albertsons, LLC, Term Loan B5, (3 month USD LIBOR + 3.00%), 5.31%, due 12/21/2022	898
Food Products 0.7%
665	CHG PPC Parent LLC, Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 3/31/2025	661
707	Del Monte Foods, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.25%), 5.77%, due 2/18/2021	549
580	Nomad Foods Europe Midco Limited, Term Loan B4, (1 month USD LIBOR + 2.25%), 4.58%, due 5/15/2024	578
		1,788
Food Service 0.6%
738	1011778 B.C. Unlimited Liability Company, Term Loan B3, (1 month USD LIBOR + 2.25%), 4.48%, due 2/16/2024	738
798	Welbilt, Inc., Term Loan B, (1 month USD LIBOR + 2.50%), 4.73%, due 10/23/2025	789
		1,527

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Health Care 7.8%
	Acadia Healthcare Company, Inc.
$485	Term Loan B3, (1 month USD LIBOR + 2.50%), 4.73%, due 2/11/2022	$485
611	Term Loan B4, (1 month USD LIBOR + 2.50%), 4.73%, due 2/16/2023	611
289	Agiliti Health, Inc., Term Loan, (1 month USD LIBOR + 3.00%), 5.44%, due 1/4/2026	290	(c)
1,676	Athenahealth, Inc., Term Loan B, (3 month USD LIBOR + 4.50%), 7.05%, due 2/11/2026	1,679
908	Auris Luxembourg III S.a.r.l., Term Loan B2, (1 month USD LIBOR + 3.75%), 5.98%, due 2/27/2026	910
	Concentra Inc.
1,350	First Lien Term Loan, (3 month USD LIBOR + 2.75%), 5.21%, due 6/1/2022	1,349
525	Second Lien Term Loan, (3 month USD LIBOR + 6.50%), 8.96%, due 6/1/2023	527
354	Convatec Inc., Term Loan B, (3 month USD LIBOR + 2.25%), 4.58%, due 10/31/2023	353
625	Emerald TopCo Inc, Term Loan, (USD LIBOR + 3.50%), due 7/24/2026	623
1,552	Envision Healthcare Corporation, First Lien Term Loan, (1 month USD LIBOR + 3.75%), 5.98%, due 10/10/2025	1,331
630	Gentiva Health Services, Inc., First Lien Term Loan, (USD LIBOR + 3.75%), due 7/2/2025	633	(c)(e)(f)
385	Global Medical Response, Inc., Term Loan B1, (USD LIBOR + 3.25%), due 4/28/2022	373
1,366	MPH Acquisition Holdings LLC, Term Loan B, (3 month USD LIBOR + 2.75%), 5.08%, due 6/7/2023	1,325
1,165	Ortho-Clinical Diagnostics SA, Term Loan B, (3 month USD LIBOR + 3.25%), 5.56%, due 6/30/2025	1,131
	Pearl Intermediate Parent LLC
144	Term Loan, (USD LIBOR + 2.75%), 4.03%, due 2/14/2025	140	(c)
641	First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 2/14/2025	622	(c)
233	Second Lien Term Loan, (1 month USD LIBOR + 6.25%), 8.48%, due 2/13/2026	226	(c)
945	Project Ruby Ultimate Parent Corp., Term Loan B, (1 month USD LIBOR + 3.50%), 5.73%, due 2/9/2024	937
529	Select Medical Corporation, Term Loan B, (3 month USD LIBOR + 2.50%), 4.85%, due 3/6/2025	528
	Sound Inpatient Physicians
822	First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 6/27/2025	817
215	Second Lien Term Loan, (1 month USD LIBOR + 6.75%), 8.98%, due 6/26/2026	214
29	Surgery Center Holdings, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.49%, due 9/2/2024	28
1,404	Team Health Holdings, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 2/6/2024	1,226
	Tivity Health Inc.
306	Term Loan A, (1 month USD LIBOR + 4.25%), 6.48%, due 3/5/2024	304
969	Term Loan B, (1 month USD LIBOR + 5.25%), 7.48%, due 3/5/2026	965
1,671	Verscend Holding Corp., Term Loan B, (1 month USD LIBOR + 4.50%), 6.73%, due 8/27/2025	1,678
		19,305
Industrial Equipment 3.4%
995	AI Alpine AT Bidco GmbH, Term Loan B, (3 month USD LIBOR + 3.25%), 5.64%, due 10/31/2025	978	(c)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$262	Altra Industrial Motion Corp., Term Loan B, (1 month USD LIBOR + 2.00%), 4.23%, due 10/1/2025	$261	(c)
	Brookfield WEC Holdings Inc.
1,274	First Lien Term Loan, (1 month USD LIBOR + 3.50%), 5.73%, due 8/1/2025	1,277
165	Second Lien Term Loan, (1 month USD LIBOR + 6.75%), 8.98%, due 8/3/2026	167
850	Circor International, Inc., First Lien Term Loan, (1 month USD LIBOR + 3.50%), 5.87%, due 12/11/2024	849
605	Crosby Group LLC (The), Term Loan B, (USD LIBOR + 4.75%), due 6/12/2026	600	(e)(f)
1,134	Filtration Group Corporation, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.23%, due 3/29/2025	1,135
593	Gardner Denver, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 7/30/2024	594
956	Gates Global LLC, Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 4/1/2024	951
86	Harsco Corporation, Term Loan B1, (1 month USD LIBOR + 2.25%), 4.50%, due 12/6/2024	86
405	Hyster-Yale Group, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 5/30/2023	400
614	Pro Mach Group, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 5.06%, due 3/7/2025	596
668	Sundyne US Purchaser, Inc., Term Loan, (1 month USD LIBOR + 4.00%), 6.23%, due 5/15/2026	666	(c)
		8,560
Leisure Goods - Activities - Movies 3.4%
1,372	AMC Entertainment Holdings, Inc., Term Loan B, (6 month USD LIBOR + 3.00%), 5.23%, due 4/22/2026	1,373
660	CityCenter Holdings, LLC, Term Loan B, (1 month USD LIBOR + 2.25%), 4.48%, due 4/18/2024	661
910	Crown Finance US, Inc., Term Loan, (1 month USD LIBOR + 2.25%), 4.48%, due 2/28/2025	906	(e)(f)
1,065	Delta 2 (LUX) S.a.r.l., Term Loan, (1 month USD LIBOR + 2.50%), 4.73%, due 2/1/2024	1,051	(e)(f)
638	Emerald Expositions Holding, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 5/22/2024	624
785	Match Group Inc., Term Loan B, (3 month USD LIBOR + 2.50%), 4.77%, due 11/16/2022	785
555	NASCAR Holdings, Inc., Term Loan B, (USD LIBOR + 2.75%), due 7/26/2026	557
1,357	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1 month USD LIBOR + 3.00%), 5.23%, due 3/31/2024	1,356
610	Twin River Worldwide Holdings, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 5/2/2026	609
550	WMG Acquisition Corp., Term Loan F, (1 month USD LIBOR + 2.13%), 4.36%, due 11/1/2023	548
		8,470
Lodging & Casinos 3.3%
695	Alterra Mountain Company, Term Loan B1, (1 month USD LIBOR + 3.00%), 5.23%, due 7/31/2024	694
612	Caesars Resort Collection, LLC, First Lien Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 12/22/2024	607
971	Golden Entertainment, Inc., First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.25%, due 10/21/2024	974	(c)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$385	GVC Holdings PLC, Term Loan B2, (6 month USD LIBOR + 2.25%), 4.45%, due 3/29/2024	$385
1,822	Mohegan Tribal Gaming Authority, Term Loan B, (1 month USD LIBOR + 4.00%), 6.23%, due 10/13/2023	1,690
625	PCI Gaming Authority, Term Loan, (1 month USD LIBOR + 3.00%), 5.23%, due 5/29/2026	629
463	Penn National Gaming, Inc., First Lien Term Loan B, (1 month USD LIBOR + 2.25%), 4.48%, due 10/15/2025	463
1,216	Scientific Games International, Inc., Term Loan B5, (1 month USD LIBOR + 2.75%), 4.98%, due 8/14/2024	1,209
906	Stars Group Holdings B.V. (The), Term Loan, (3 month USD LIBOR + 3.50%), 5.83%, due 7/10/2025	909
607	Station Casinos LLC, Term Loan B, (1 month USD LIBOR + 2.50%), 4.74%, due 6/8/2023	607
		8,167
Nonferrous Metals - Minerals 0.4%
797	Covia Holdings Corporation, Term Loan, (3 month USD LIBOR + 4.00%), 6.31%, due 6/1/2025	678
400	U.S. Silica Company, Term Loan B, (1 month USD LIBOR + 4.00%), 6.25%, due 5/1/2025	383
		1,061
Oil & Gas 4.8%
1,320	BCP Raptor II, LLC, First Lien Term Loan, (1 month USD LIBOR + 4.75%), 6.98%, due 11/3/2025	1,224
1,622	BCP Raptor, LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.48%, due 6/24/2024	1,539
1,490	BCP Renaissance Parent LLC, Term Loan B, (3 month USD LIBOR + 3.50%), 5.76%, due 10/31/2024	1,488
677	Brazos Delaware II, LLC, Term Loan B, (1 month USD LIBOR + 4.00%), 6.27%, due 5/21/2025	639
735	Gavilan Resources, LLC, Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.23%, due 3/1/2024	325	(c)
890	Lower Cadence Holdings LLC, Term Loan B, (3 month USD LIBOR + 4.00%), 6.27%, due 5/22/2026	887	(e)(f)
1,635	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.23%, due 2/17/2025	1,574
1,362	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.48%, due 10/30/2024	1,341
863	NorthRiver Midstream Finance LP, Term Loan B, (3 month USD LIBOR + 3.25%), 5.57%, due 10/1/2025	864
648	Prairie ECI Acquiror LP, Term Loan B, (3 month USD LIBOR + 4.75%), 7.08%, due 3/11/2026	650
1,290	Traverse Midstream Partners LLC, Term Loan, (2 month USD LIBOR + 4.00%), 6.26%, due 9/27/2024	1,261
		11,792
Property & Casualty Insurance 1.6%
635	AssuredPartners, Inc., First Lien Term Loan, (USD LIBOR + 3.50%), due 10/22/2024	632	(e)(f)
	Asurion LLC
2,697	Term Loan B7, (1 month USD LIBOR + 3.00%), 5.23%, due 11/3/2024	2,701
705	Second Lien Term Loan, (1 month USD LIBOR + 6.50%), 8.73%, due 8/4/2025	717
		4,050

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Publishing 0.3%
$544	Harland Clarke Holdings Corp., Term Loan B7, (3 month USD LIBOR + 4.75%), 7.08%, due 11/3/2023	$416
281	Nielsen Finance LLC, Term Loan B4, (1 month USD LIBOR + 2.00%), 4.37%, due 10/4/2023	280
		696
Radio & Television 2.8%
1,024	Cumulus Media New Holdings Inc., Term Loan, (1 month USD LIBOR + 4.50%), 6.74%, due 5/15/2022	1,030	(e)(f)
910	Diamond Sports Group, LLC, Term Loan, (USD LIBOR + 3.25%), due 7/18/2026	912	(e)(f)
683	E.W. Scripps Company (The), Term Loan B1, (3 month USD LIBOR + 2.75%), 4.98%, due 5/1/2026	684
1,622	iHeartCommunications, Inc., Term Loan, (3 month USD LIBOR + 4.00%), 6.58%, due 5/1/2026	1,633
126	Mission Broadcasting, Inc., Term Loan B3, (1 month USD LIBOR + 2.25%), 4.65%, due 1/17/2024	125
	Nexstar Broadcasting, Inc.
631	Term Loan B3, (1 month USD LIBOR + 2.25%), 4.49%, due 1/17/2024	628
390	Term Loan B4, (USD LIBOR + 2.75%), due 6/19/2026	390	(e)(f)
	Sinclair Television Group Inc.
136	Term Loan B, (USD LIBOR + 2.50%), due 7/17/2026	136	(e)(f)
159	Term Loan B, (USD LIBOR + 2.50%), due 7/17/2026 `	159	(e)(f)
1,317	Univision Communications Inc., Term Loan C5, (1 month USD LIBOR + 2.75%), 4.98%, due 3/15/2024	1,288
		6,985
Retailers (except food & drug) 3.7%
3,090	Bass Pro Group, LLC, Term Loan B, (1 month USD LIBOR + 5.00%), 7.23%, due 9/25/2024	2,919
1,865	BJ’s Wholesale Club, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.08%, due 2/3/2024	1,867
	EG America LLC
1,226	Term Loan, (3 month USD LIBOR + 4.00%), 6.33%, due 2/7/2025	1,213
100	Second Lien Term Loan, (3 month USD LIBOR + 8.00%), 10.33%, due 4/20/2026	99
632	EG Group Limited, Term Loan B, (3 month USD LIBOR + 4.00%), 6.33%, due 2/7/2025	625
533	PetSmart, Inc., Term Loan, (1 month USD LIBOR + 4.00%), 6.38%, due 3/11/2022	523
2,059	Staples, Inc., Term Loan, (1 month USD LIBOR + 5.00%), 7.33%, due 4/16/2026	2,006
		9,252
Steel 1.2%
1,299	Big River Steel LLC, Term Loan B, (3 month USD LIBOR + 5.00%), 7.33%, due 8/23/2023	1,302
658	MRC Global (US) Inc., First Lien Term Loan B, (1 month USD LIBOR + 3.00%), 5.23%, due 9/20/2024	659
930	TMS International Corp., Term Loan B2, (USD LIBOR + 2.75%), 5.00%, due 8/14/2024	929	(c)(g)
		2,890
Surface Transport 0.5%
279	Avis Budget Car Rental, LLC, Term Loan B, (1 month USD LIBOR + 2.00%), 4.24%, due 2/13/2025	278

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$930	Hertz Corporation, (The), Term Loan B, (1 month USD LIBOR + 2.75%), 4.99%, due 6/30/2023	$926
		1,204
Telecommunications 6.4%
1,861	CenturyLink, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 1/31/2025	1,849
284	Communications Sales & Leasing, Inc., Term Loan B, (1 month USD LIBOR + 5.00%), 7.23%, due 10/24/2022	275
724	Consolidated Communications, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.24%, due 10/4/2023	674
1,285	Frontier Communications Corp., Term Loan B1, (1 month USD LIBOR + 3.75%), 5.99%, due 6/15/2024	1,268
1,663	GTT Communications, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 5/31/2025	1,455
	Intelsat Jackson Holdings S.A.
2,070	Term Loan B3, (1 month USD LIBOR + 3.75%), 5.99%, due 11/27/2023	2,074
951	Term Loan B5, 6.63%, due 1/2/2024	961	(h)
145	Term Loan B4, (1 month USD LIBOR + 4.50%), 6.74%, due 1/2/2024	146
865	Level 3 Financing Inc., Term Loan B, (1 month USD LIBOR + 2.25%), 4.48%, due 2/22/2024	865
1,216	MTN Infrastructure TopCo Inc, First Lien Term Loan B, (1 month USD LIBOR + 3.00%), 5.23%, due 11/15/2024	1,210
2,218	Sprint Communications, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.25%, due 2/2/2024	2,216
	Syniverse Holdings, Inc.
1,570	First Lien Term Loan, (1 month USD LIBOR + 5.00%), 7.33%, due 3/9/2023	1,435
265	Second Lien Term Loan, (1 month USD LIBOR + 9.00%), 11.33%, due 3/11/2024	186
602	Telesat Canada, Term Loan B4, (3 month USD LIBOR + 2.50%), 4.83%, due 11/17/2023	602
665	Windstream Services, LLC, Term Loan B7, (3 month USD LIBOR + 4.25%), 9.75%, due 2/17/2024	671	(e)(f)(i)
		15,887
Utilities 4.3%
1,300	Blackstone CQP Holdco LP, Term Loan B, (3 month USD LIBOR + 3.50%), 5.89%, due 9/30/2024	1,305
850	Calpine Corporation, Term Loan B9, (3 month USD LIBOR + 2.75%), 5.08%, due 4/5/2026	850
482	Carroll County Energy, LLC, Term Loan B, (3 month USD LIBOR + 3.50%), 5.83%, due 2/15/2026	482
1,210	Compass Power Generation LLC, Term Loan B, (1 month USD LIBOR + 3.50%), 5.73%, due 12/20/2024	1,214
1,483	Eastern Power, LLC, Term Loan B, (1 month USD LIBOR + 3.75%), 5.98%, due 10/2/2023	1,486
812	Edgewater Generation, L.L.C., Term Loan, (1 month USD LIBOR + 3.75%), 5.98%, due 12/13/2025	807	(e)(f)
625	Kestrel Acquisition, LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.48%, due 6/2/2025	611
	Lonestar II Generation Holdings LLC
290	Term Loan B, (1 month USD LIBOR + 5.00%), 7.23%, due 4/20/2026	290	(c)
35	Term Loan C, (1 month USD LIBOR + 5.00%), 7.23%, due 4/20/2026	35	(c)
1,964	Nautilus Power, LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.48%, due 5/16/2024	1,957

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Revere Power, LLC
$530	Term Loan B, (3 month USD LIBOR + 4.25%), 6.58%, due 3/29/2026	$528
82	Term Loan C, (3 month USD LIBOR + 4.25%), 6.58%, due 3/29/2026	82
985	Talen Energy Supply, LLC, Term Loan B, (1 month USD LIBOR + 3.75%), 6.11%, due 7/8/2026	969
		10,616

	Total Loan Assignments (Cost $232,114)	228,096

Corporate Bonds 3.1%
Business Equipment & Services 0.1%
310	Brock Holdings Notes 2022, 15.00%, due 4/24/2022	310	(a)(b)(c)
Electric - Integrated 0.1%
325	Talen Energy Supply LLC, 6.63%, due 1/15/2028	313	(j)
Media Content 0.6%
510	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, due 8/15/2026	518	(j)(k)
196	iHeartCommunications, Inc., 6.38%, due 5/1/2026	208
720	Univision Communications, Inc., 5.13%, due 2/15/2025	698	(j)
		1,424
Medical Products 0.2%
565	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, due 5/15/2022	551	(j)
Packaging 0.6%
1,190	Berry Global Escrow Corp., 4.88%, due 7/15/2026	1,238	(j)
305	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	314	(j)(k)
		1,552
Pharmaceuticals 0.5%
1,060	Bausch Health Cos., Inc., 5.75%, due 8/15/2027	1,116	(j)
Support - Services 0.3%
121	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/2023	127	(j)
655	Staples, Inc., 7.50%, due 4/15/2026	670	(j)
		797
Technology Hardware & Equipment 0.4%
	CommScope Finance LLC
475	5.50%, due 3/1/2024	481	(j)
350	6.00%, due 3/1/2026	354	(j)
		835
Telecom - Wireless 0.1%
320	Wind Tre SpA, 5.00%, due 1/20/2026	317	(j)
Telecom - Wireline Integrated & Services 0.2%
535	Altice Financing SA, 6.63%, due 2/15/2023	552	(j)
Total Corporate Bonds (Cost $7,601)		7,767

Asset-Backed Securities 2.6%
390	Apidos CLO, Ser. 2015-22A, Class D, (3 month USD LIBOR + 6.00%), 8.28%, due 10/20/2027	389	(d)(j)
500	Ares XLIII CLO Ltd., Ser. 2017-43A, Class E, (3 month USD LIBOR + 6.47%), 8.77%, due 10/15/2029	491	(d)(j)
400	BlueMountain CLO Ltd., Ser. 2018-2A, Class E, (3 month USD LIBOR + 6.05%), 8.57%, due 8/15/2031	372	(d)(j)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Magnetite CLO Ltd.
$500	Ser. 2014-8A, Class ER2, (3 month USD LIBOR + 5.65%), 7.95%, due 4/15/2031	$473	(d)(j)
385	Ser. 2015-15A, Class ER, (3 month USD LIBOR + 5.20%), 7.48%, due 7/25/2031	347	(d)(j)
700	Ser. 2015-12A, Class ER, (3 month USD LIBOR + 5.68%), 7.98%, due 10/15/2031	671	(d)(j)
1,000	Palmer Square CLO Ltd., Ser. 2015-1A, Class DR2, (3 month USD LIBOR + 6.25%), 8.77%, due 5/21/2029	1,001	(d)(j)
600	Parallel Ltd., Ser. 2018-1A, Class C, (3 month USD LIBOR + 2.80%), 5.08%, due 4/20/2031	573	(d)(j)
1,250	TCI-Flatiron CLO Ltd., Ser. 2016-1A, Class ER, (3 month USD LIBOR + 6.90%), 9.20%, due 7/17/2028	1,242	(d)(j)
1,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, (3 month USD LIBOR + 6.68%), 8.96%, due 7/25/2029	995	(d)(j)

	Total Asset-Backed Securities (Cost $6,652)	6,554

NUMBER OF SHARES
Short-Term Investments 6.3%
Investment Companies 6.3%
15,527,278	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(l) (Cost $15,527)	15,527	(m)

	Total Investments 104.5% (Cost $263,394)	259,393

	Liabilities Less Other Assets (4.5)%	(11,081	)(n)
	Net Assets 100.0%	$248,312

*	Non-income producing security.
(a)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to approximately $746,000, which represents 0.3% of net assets of the Fund.

(b)	Illiquid security.
(c)	Value determined using significant unobservable inputs.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.
(e)	All or a portion of this security was purchased on a delayed delivery basis.
(f)	All or a portion of this security has not settled as of July 31, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(g)

The stated interest rate represents the weighted average interest rate at July 31, 2019 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(h)	Fixed coupon.
(i)	Defaulted security.
(j)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $13,803,000, which represents 5.6% of net assets of the Fund. Securities denoted with (j) but without (b), if any, have been deemed by the investment manager to be liquid.

(k)	When-issued security. Total value of all such securities at July 31, 2019 amounted to approximately $832,000, which represents 0.3% of net assets of the Fund.
(l)	Represents 7-day effective yield as of July 31, 2019.
(m)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or delayed delivery securities with a total value of approximately $15,527,000.

See Notes to Schedule of Investments

(n)	As of July 31, 2019, the value of unfunded loan commitments was approximately $44,000 of the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Business Equipment & Services	$—	—	$436	$436
Other Common Stocks(a)	1,013	$—	—	1,013
Total Common Stocks	1,013	—	436	1,449
Loan Assignments
Aerospace & Defense	—	1,941	756	2,697
Business Equipment & Services	—	29,499	1,251	30,750
Chemicals & Plastics	—	6,459	1,691	8,150
Electronics - Electrical	—	23,600	798	24,398
Financial Intermediaries	—	4,131	670	4,801
Health Care	—	17,394	1,911	19,305
Industrial Equipment	—	6,655	1,905	8,560
Lodging & Casinos	—	7,193	974	8,167
Oil & Gas	—	11,467	325	11,792
Steel	—	1,961	929	2,890
Utilities	—	10,291	325	10,616
Other Loan Assignments (a)	—	95,970	—	95,970
Total Loan Assignments	—	216,561	11,535	228,096
Corporate Bonds
Business Equipment & Services	—	—	310	310
Other Corporate Bonds(a)	—	7,457	—	7,457
Total Corporate Bonds	—	7,457	310	7,767
Asset-Backed Securities	—	6,554	—	6,554
Short-Term Investments	—	15,527	—	15,527
Total Investments	$1,013	$246,099	$12,281	$259,393

(a)   The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)   The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Investments in Securities:

Common Stocks(c)
Business Equipment & Services	$436	$—	$—	$—	$—	$—	$—	$—	$436	$—
Loan Assignments(d)
Aerospace & Defense	—	—	—	10	750	(4)	—	—	756	10
Building & Development	1,762	—	(4)	(2)	—	(658)	—	(1,098)	—	—
Business Equipment & Services	$1,026	$—	$(8)	$6	$1,671	$(1,285)	$867	$(1,026)	$1,251	$6
Chemicals & Plastics	149	1	(28)	(25)	381	(1,687)	3,049	(149)	1,691	(25)
Electronics Electrical	802	—	—	—	—	(4)	—	—	798	—
Financial Intermediaries	560	—	(28)	(2)	—	(866)	1,006	—	670	(4)
Food Products	882	—	—	—	—	—	—	(882)	—	—
Food Service	1,137	—	—	—	—	—	—	(1,137)	—	—
Health Care	233	—	—	(63)	924	(6)	823	—	1,911	(62)
Industrial Equipment	1,000	$1	(10)	$(22)	1,516	(2,785)	2,205	—	1,905	(19)
Leisure Goods - Activities - Movies	789	—	—	—	—	—	—	(789)	—	—
Lodging & Casinos	2,074	—	(5)	(107)	—	(2,348)	1,360	—	974	1
Oil & Gas	1,310	1	—	(360)	—	—	684	(1,310)	325	(360)
Retailers (except food & drug)	241	—	(12)	2	—	(231)	—	—	—	—
Steel	2,389	1	(4)	(1)	—	(382)	—	(1,074)	929	(1)
Utilities	652	—	(34)	(1)	319	(611)	—	—	325	5
Corporate Bonds(c)
Business Equipment & Services	288	—	—	—	22	—	—	—	310	—
Total	$15,730	$4	$(133)	$(565)	$5,583	$(10,867)	$9,994	$(7,465)	$12,281	$(449)

(c)  As of the period ended July 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(d) Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Loan Assignments(a) 6.2%
Building & Development 0.0%(b)
$932	Forterra Finance, LLC, Term Loan B, (1 month USD LIBOR + 3.00%), due 10/25/2023	$865	(c)(d)
Business Equipment & Services 0.1%
2,195	Prime Security Services Borrower, LLC, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 5/2/2022	2,191
Cable & Satellite Television 0.4%
7,918	Altice France S.A., Term Loan B13, (1 month USD LIBOR + 4.00%), 6.33%, due 8/14/2026	7,873
Chemicals & Plastics 0.2%
2,121	Alpha 3 B.V., Term Loan B1, (3 month USD LIBOR + 3.00%), 5.33%, due 1/31/2024	2,071
2,179	Starfruit Finco B.V, Term Loan B, (1 month USD LIBOR + 3.25%), 5.61%, due 10/1/2025	2,139	(e)
		4,210
Containers & Glass Products 0.4%
4,905	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 5.38%, due 11/7/2025	4,812	(f)
3,981	BWAY Holding Company, Term Loan B, (3 month USD LIBOR + 3.25%), 5.59%, due 4/3/2024	3,914	(c)(d)
		8,726
Cosmetics - Toiletries 0.3%
6,515	Sunshine Luxembourg VII SARL, First Lien Term Loan, (USD LIBOR + 4.25%), due 7/16/2026	6,536	(c)(d)
Diversified Insurance 0.2%
3,861	Sedgwick Claims Management Services, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 12/31/2025	3,797
Drugs 0.4%
6,384	Jaguar Holding Company II, Term Loan, (1 month USD LIBOR + 2.50%), 4.73%, due 8/18/2022	6,371	(c)(d)
	Mallinckrodt International Finance S.A.
3,290	Term Loan B, (3 month USD LIBOR + 2.75%), 5.08%, due 9/24/2024	2,793
513	Term Loan B, (3 month USD LIBOR + 3.00%), 5.53%, due 2/24/2025	435
		9,599
Health Care 1.0%
2,186	Acadia Healthcare Company, Inc., Term Loan B4, (1 month USD LIBOR + 2.50%), 4.73%, due 2/16/2023	2,185
5,311	MPH Acquisition Holdings LLC, Term Loan B, (3 month USD LIBOR + 2.75%), 5.08%, due 6/7/2023	5,151
6,530	Team Health Holdings, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 2/6/2024	5,703
	Tivity Health Inc.
3,577	Term Loan A, (1 month USD LIBOR + 4.25%), 6.48%, due 3/5/2024	3,553
4,554	Term Loan B, (1 month USD LIBOR + 5.25%), 7.48%, due 3/5/2026	4,537
		21,129
Leisure Goods - Activities - Movies 0.3%
7,644	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1 month USD LIBOR + 3.00%), 5.23%, due 3/31/2024	7,641
Lodging & Casinos 0.2%
4,869	Mohegan Tribal Gaming Authority, Term Loan B, (1 month USD LIBOR + 4.00%), 6.23%, due 10/13/2023	4,516

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Oil & Gas 0.6%
$3,898	BCP Raptor, LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.48%, due 6/24/2024	$3,697
3,905	Brazos Delaware II, LLC, Term Loan B, (1 month USD LIBOR + 4.00%), 6.27%, due 5/21/2025	3,687
1,120	Lower Cadence Holdings LLC, Term Loan B, (3 month USD LIBOR + 4.00%), 6.27%, due 5/22/2026	1,117
3,842	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.23%, due 2/17/2025	3,698
		12,199
Property & Casualty Insurance 0.3%
	Asurion LLC
848	Term Loan B6, (1 month USD LIBOR + 3.00%), 5.23%, due 11/3/2023	849
2,629	Term Loan B7, (1 month USD LIBOR + 3.00%), 5.23%, due 11/3/2024	2,634	(c)(d)
2,084	Second Lien Term Loan, (1 month USD LIBOR + 6.50%), , due 8/4/2025	2,120	(c)(d)
		5,603
Retailers (except food & drug) 0.8%
7,976	Bass Pro Group, LLC, Term Loan B, (1 month USD LIBOR + 5.00%), 7.23%, due 9/25/2024	7,535
10,063	Staples, Inc., Term Loan, (1 month USD LIBOR + 5.00%), 7.33%, due 4/16/2026	9,805
		17,340
Telecommunications 1.0%
9,017	CenturyLink, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 1/31/2025	8,956
7,475	Frontier Communications Corp., Term Loan B1, (1 month USD LIBOR + 3.75%), 5.99%, due 6/15/2024	7,381
2,475	Intelsat Jackson Holdings S.A., Term Loan B3, (1 month USD LIBOR + 3.75%), due 11/27/2023	2,481	(c)(d)
3,200	Sprint Communications, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.25%, due 2/2/2024	3,197	(c)(d)
		22,015

	Total Loan Assignments (Cost $136,278)	134,240

Corporate Bonds 88.9%
Advertising 2.1%
	Clear Channel Worldwide Holdings, Inc.
1,340	Ser. A, 6.50%, due 11/15/2022	1,367
1,055	Ser. B, 6.50%, due 11/15/2022	1,077
5,645	9.25%, due 2/15/2024	6,125	(g)
	Lamar Media Corp.
2,375	5.00%, due 5/1/2023	2,413
780	5.75%, due 2/1/2026	823
3,555	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	3,431	(g)
	Nielsen Finance LLC/Nielsen Finance Co.
6,755	4.50%, due 10/1/2020	6,771
11,485	5.00%, due 4/15/2022	11,467	(g)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
2,150	5.63%, due 2/15/2024	2,209
5,860	5.88%, due 3/15/2025	6,026
2,435	5.00%, due 8/15/2027	2,471	(g)
		44,180
Aerospace & Defense 1.4%
3,715	BBA US Holdings, Inc., 5.38%, due 5/1/2026	3,887	(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	TransDigm, Inc.
$14,390	6.25%, due 3/15/2026	$15,092	(g)
5,595	6.38%, due 6/15/2026	5,698
5,000	7.50%, due 3/15/2027	5,275	(g)
		29,952
Brokerage 0.7%
14,270	LPL Holdings, Inc., 5.75%, due 9/15/2025	14,769	(g)
Building & Construction 1.9%
1,585	Lennar Corp., 5.38%, due 10/1/2022	1,690
2,645	Meritage Homes Corp., 5.13%, due 6/6/2027	2,744
3,210	Shea Homes L.P./Shea Homes Funding Corp., 6.13%, due 4/1/2025	3,330	(g)
	Taylor Morrison Communities, Inc.
3,210	5.88%, due 6/15/2027	3,355	(g)
3,225	5.75%, due 1/15/2028	3,338	(g)(h)
10,028	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/2024	10,454	(g)
	Toll Brothers Finance Corp.
2,535	4.88%, due 3/15/2027	2,676
4,585	4.35%, due 2/15/2028	4,629
5,795	TRI Pointe Group, Inc., 5.25%, due 6/1/2027	5,708
2,445	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, due 6/15/2024	2,549
		40,473
Building Materials 1.4%
9,855	Beacon Roofing Supply, Inc., 4.88%, due 11/1/2025	9,756	(g)
5,435	CD&R Waterworks Merger Sub LLC, 6.13%, due 8/15/2025	5,598	(g)
	Jeld-Wen, Inc.
1,675	4.63%, due 12/15/2025	1,648	(g)
6,190	4.88%, due 12/15/2027	6,059	(g)
	Masonite Int’l Corp.
3,535	5.75%, due 9/15/2026	3,685	(g)
3,040	5.38%, due 2/1/2028	3,118	(g)
		29,864
Cable & Satellite Television 6.3%
	CCO Holdings LLC/CCO Holdings Capital Corp.
3,810	5.25%, due 9/30/2022	3,853
5,660	5.13%, due 5/1/2023	5,795	(g)
3,205	5.88%, due 4/1/2024	3,329	(g)
11,045	5.75%, due 2/15/2026	11,635	(g)
14,150	5.00%, due 2/1/2028	14,522	(g)
	CSC Holdings LLC
4,450	5.38%, due 7/15/2023	4,564	(g)
7,395	7.75%, due 7/15/2025	7,950	(g)
4,995	6.63%, due 10/15/2025	5,307	(g)
6,623	10.88%, due 10/15/2025	7,544	(g)
3,250	5.50%, due 5/15/2026	3,396	(g)
3,875	5.50%, due 4/15/2027	4,059	(g)
7,830	7.50%, due 4/1/2028	8,623	(g)
1,645	6.50%, due 2/1/2029	1,814	(g)
3,690	5.75%, due 1/15/2030	3,755	(g)
	DISH DBS Corp.
2,245	6.75%, due 6/1/2021	2,337
11,225	5.88%, due 11/15/2024	10,404
2,420	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, due 8/15/2027	2,480	(g)(h)
3,555	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, due 2/15/2025	3,510	(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$9,400	Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, due 3/1/2028	$9,532	(g)
4,910	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, due 1/15/2025	5,066	(g)
3,465	UPCB Finance IV Ltd., 5.38%, due 1/15/2025	3,552	(g)
3,860	Virgin Media Finance PLC, 6.00%, due 10/15/2024	4,010	(g)
8,550	Virgin Media Secured Finance PLC, 5.50%, due 8/15/2026	8,935	(g)
		135,972
Chemicals 2.3%
340	Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, due 2/1/2025	336	(g)
3,795	CF Industries, Inc., 5.38%, due 3/15/2044	3,567
795	HB Fuller Co., 4.00%, due 2/15/2027	739
6,850	INEOS Group Holdings SA, 5.63%, due 8/1/2024	6,833	(g)
9,375	NOVA Chemicals Corp., 4.88%, due 6/1/2024	9,658	(g)
3,575	Olin Corp., 5.63%, due 8/1/2029	3,669
6,065	Platform Specialty Products Corp., 5.88%, due 12/1/2025	6,171	(g)
2,465	PQ Corp., 6.75%, due 11/15/2022	2,548	(g)
3,145	Starfruit Finco BV/Starfruit US Holdco LLC, 8.00%, due 10/1/2026	3,113	(g)
2,575	Tronox Finance PLC, 5.75%, due 10/1/2025	2,424	(g)
4,985	Tronox, Inc., 6.50%, due 4/15/2026	4,774	(g)
4,495	WR Grace & Co-Conn, 5.13%, due 10/1/2021	4,658	(g)
		48,490
Consumer - Commercial Lease Financing 1.7%
5,255	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	5,570	(g)(i)
5,165	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	5,146	(g)(j)
4,837	Navient Corp., 5.88%, due 10/25/2024	4,958
	Springleaf Finance Corp.
3,135	8.25%, due 12/15/2020	3,344
3,510	6.13%, due 5/15/2022	3,764
1,620	6.13%, due 3/15/2024	1,755
4,685	6.88%, due 3/15/2025	5,241
3,325	7.13%, due 3/15/2026	3,734
3,705	6.63%, due 1/15/2028	3,992
		37,504
Diversified Capital Goods 0.4%
3,455	Resideo Funding, Inc., 6.13%, due 11/1/2026	3,650	(g)
	SPX FLOW, Inc.
1,120	5.63%, due 8/15/2024	1,166	(g)
4,095	5.88%, due 8/15/2026	4,310	(g)
		9,126
Electric - Generation 3.4%
	Calpine Corp.
5,735	6.00%, due 1/15/2022	5,778	(g)
6,740	5.38%, due 1/15/2023	6,791
13,480	5.75%, due 1/15/2025	13,480
3,665	Drax Finco PLC, 6.63%, due 11/1/2025	3,812	(g)
2,145	NextEra Energy Operating Partners L.P., 4.25%, due 7/15/2024	2,177	(g)
	NRG Energy, Inc.
7,515	7.25%, due 5/15/2026	8,113
13,340	6.63%, due 1/15/2027	14,223
	Vistra Operations Co. LLC
4,275	5.50%, due 9/1/2026	4,467	(g)
3,135	5.63%, due 2/15/2027	3,307	(g)
10,300	5.00%, due 7/31/2027	10,545	(g)
		72,693

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Electric - Integrated 1.0%
	Talen Energy Supply LLC
$13,100	10.50%, due 1/15/2026	$12,314	(g)
7,155	7.25%, due 5/15/2027	7,063	(g)
2,165	6.63%, due 1/15/2028	2,084	(g)
		21,461
Electronics 0.6%
6,180	Amkor Technology, Inc., 6.63%, due 9/15/2027	6,473	(g)
5,595	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/2026	5,924	(g)
		12,397
Energy - Exploration & Production 4.0%
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
2,095	10.00%, due 4/1/2022	2,069	(g)
12,690	7.00%, due 11/1/2026	10,120	(g)
2,590	Bruin E&P Partners LLC, 8.88%, due 8/1/2023	1,936	(g)
3,290	Centennial Resource Production LLC, 6.88%, due 4/1/2027	3,208	(g)
	Chesapeake Energy Corp.
5,900	8.00%, due 1/15/2025	5,045
3,726	8.00%, due 3/15/2026	2,981	(g)
1,740	8.00%, due 6/15/2027	1,392
4,520	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	4,452	(g)
5,825	Extraction Oil & Gas, Inc., 5.63%, due 2/1/2026	4,299	(g)
4,380	Matador Resources Co., 5.88%, due 9/15/2026	4,327
8,060	Oasis Petroleum, Inc., 6.25%, due 5/1/2026	7,636	(g)
8,410	PDC Energy, Inc., 5.75%, due 5/15/2026	8,130
	Range Resources Corp.
5,605	5.00%, due 8/15/2022	5,155
4,450	5.00%, due 3/15/2023	3,892
	SM Energy Co.
1,975	5.00%, due 1/15/2024	1,812
3,428	6.75%, due 9/15/2026	3,085
2,350	6.63%, due 1/15/2027	2,047
6,940	Whiting Petroleum Corp., 6.63%, due 1/15/2026	6,541
	WPX Energy, Inc.
792	6.00%, due 1/15/2022	821
3,890	5.25%, due 9/15/2024	3,910
2,135	5.75%, due 6/1/2026	2,194
		85,052
Food - Wholesale 0.7%
	Post Holdings, Inc.
5,115	5.50%, due 3/1/2025	5,320	(g)
3,740	5.75%, due 3/1/2027	3,875	(g)
5,350	5.63%, due 1/15/2028	5,504	(g)
		14,699
Gaming 3.9%
	Boyd Gaming Corp.
4,350	6.88%, due 5/15/2023	4,497
8,295	6.38%, due 4/1/2026	8,751
2,265	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, due 10/15/2025	2,260	(g)
5,690	Churchill Downs, Inc., 5.50%, due 4/1/2027	5,962	(g)
5,935	Eldorado Resorts, Inc., 6.00%, due 9/15/2026	6,410
4,840	Int’l Game Technology PLC, 6.25%, due 1/15/2027	5,251	(g)
3,890	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/2021	3,976	(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	MGM Resorts Int’l
$2,915	6.63%, due 12/15/2021	$3,156
3,875	5.50%, due 4/15/2027	4,109
8,545	Scientific Games Int’l, Inc., 8.25%, due 3/15/2026	9,145	(g)
8,505	Station Casinos LLC, 5.00%, due 10/1/2025	8,667	(g)
1,750	Twin River Worldwide Holdings, Inc., 6.75%, due 6/1/2027	1,824	(g)
2,370	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/2023	2,591
16,925	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	17,750	(g)
		84,349
Gas Distribution 6.7%
7,955	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/2024	7,657
4,760	Buckeye Partners L.P., 4.13%, due 12/1/2027	4,236
4,135	Cheniere Corpus Christi Holdings LLC, 5.88%, due 3/31/2025	4,549
	Cheniere Energy Partners L.P.
11,810	5.25%, due 10/1/2025	12,238
4,000	5.63%, due 10/1/2026	4,230
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
2,950	6.25%, due 4/1/2023	3,002
4,115	5.75%, due 4/1/2025	4,183
5,680	5.63%, due 5/1/2027	5,624	(g)
10,425	DCP Midstream LLC, 5.85%, due 5/21/2043	9,799	(g)(i)
	DCP Midstream Operating L.P.
2,360	5.38%, due 7/15/2025	2,505
4,850	5.60%, due 4/1/2044	4,510
	Genesis Energy L.P./Genesis Energy Finance Corp.
4,965	6.50%, due 10/1/2025	4,928
8,345	6.25%, due 5/15/2026	8,230
3,630	Global Partners L.P./GLP Finance Corp., 7.00%, due 8/1/2027	3,639	(g)
	NuStar Logistics L.P.
4,445	4.80%, due 9/1/2020	4,506
1,100	6.75%, due 2/1/2021	1,150
1,680	4.75%, due 2/1/2022	1,709
2,970	6.00%, due 6/1/2026	3,133
4,035	5.63%, due 4/28/2027	4,165
7,010	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/2023	6,747
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
2,405	5.50%, due 8/15/2022	2,309
11,425	5.75%, due 4/15/2025	9,825
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
4,105	4.25%, due 11/15/2023	4,109
5,827	6.75%, due 3/15/2024	6,031
4,395	5.13%, due 2/1/2025	4,528
1,197	5.38%, due 2/1/2027	1,245
3,465	6.50%, due 7/15/2027	3,773	(g)
7,585	5.00%, due 1/15/2028	7,689
2,960	6.88%, due 1/15/2029	3,264	(g)
		143,513
Health Facilities 2.6%
4,900	Columbia/HCA Corp., 7.69%, due 6/15/2025	5,770
	HCA, Inc.
3,770	5.38%, due 9/1/2026	4,081
5,430	5.63%, due 9/1/2028	5,988
1,845	5.88%, due 2/1/2029	2,059
5,460	MEDNAX, Inc., 6.25%, due 1/15/2027	5,419	(g)
5,315	Select Medical Corp., 6.25%, due 8/15/2026	5,395	(g)(h)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Tenet Healthcare Corp.
$1,995	4.50%, due 4/1/2021	$2,027
7,020	8.13%, due 4/1/2022	7,494
7,125	6.75%, due 6/15/2023	7,330
8,655	6.25%, due 2/1/2027	8,958	(g)
1,928	6.88%, due 11/15/2031	1,696
		56,217
Health Services 1.4%
3,860	Eagle Holding Co. II LLC, 7.75% Cash/8.50% PIK, due 5/15/2022	3,894	(g)(j)
5,785	IQVIA, Inc., 5.00%, due 10/15/2026	6,045	(g)
8,775	Service Corp. Int’l, 5.38%, due 5/15/2024	9,006
2,935	Team Health Holdings, Inc., 6.38%, due 2/1/2025	2,392	(g)
5,500	Vizient, Inc., 6.25%, due 5/15/2027	5,844	(g)
3,800	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	3,486	(g)
		30,667
Hotels 0.7%
9,888	ESH Hospitality, Inc., 5.25%, due 5/1/2025	10,172	(g)
4,340	Hilton Domestic Operating Co., Inc., 5.13%, due 5/1/2026	4,509
		14,681
Insurance Brokerage 1.0%
7,800	AssuredPartners, Inc., 7.00%, due 8/15/2025	7,820	(g)
3,455	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	3,533	(g)
9,675	HUB Int’l, Ltd., 7.00%, due 5/1/2026	9,838	(g)
		21,191
Machinery 1.1%
	CFX Escrow Corp.
4,060	6.00%, due 2/15/2024	4,300	(g)
3,190	6.38%, due 2/15/2026	3,414	(g)
5,075	Harsco Corp., 5.75%, due 7/31/2027	5,227	(g)
7,235	RBS Global, Inc./Rexnord LLC, 4.88%, due 12/15/2025	7,362	(g)
2,480	Terex Corp., 5.63%, due 2/1/2025	2,474	(g)
		22,777
Managed Care 1.2%
	Centene Corp.
3,130	4.75%, due 5/15/2022	3,167
2,095	6.13%, due 2/15/2024	2,195
10,240	MPH Acquisition Holdings LLC, 7.13%, due 6/1/2024	9,932	(g)
	WellCare Health Plans, Inc.
1,860	5.25%, due 4/1/2025	1,930
7,945	5.38%, due 8/15/2026	8,403	(g)
		25,627
Media Content 4.8%
	AMC Networks, Inc.
5,220	5.00%, due 4/1/2024	5,355
3,280	4.75%, due 8/1/2025	3,337
3,350	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	3,421	(g)
	Diamond Sports Group LLC/Diamond Sports Finance Co.
7,365	5.38%, due 8/15/2026	7,485	(g)(h)
4,265	6.63%, due 8/15/2027	4,372	(g)(h)
6,500	Gray Television, Inc., 7.00%, due 5/15/2027	7,109	(g)
	iHeartCommunications, Inc.
5,230	6.38%, due 5/1/2026	5,555
4,755	8.38%, due 5/1/2027	5,005
4,600	Lions Gate Capital Holdings LLC, 5.88%, due 11/1/2024	4,796	(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Netflix, Inc.
$2,230	5.38%, due 2/1/2021	$2,303
3,135	5.50%, due 2/15/2022	3,322
2,030	4.88%, due 4/15/2028	2,097
1,465	5.88%, due 11/15/2028	1,606
2,915	6.38%, due 5/15/2029	3,264	(g)
1,265	5.38%, due 11/15/2029	1,331	(g)
4,510	Nexstar Escrow, Inc., 5.63%, due 7/15/2027	4,673	(g)
	Sinclair Television Group, Inc.
375	5.88%, due 3/15/2026	390	(g)
3,340	5.13%, due 2/15/2027	3,357	(g)
	Sirius XM Radio, Inc.
1,725	3.88%, due 8/1/2022	1,742	(g)
3,740	4.63%, due 5/15/2023	3,796	(g)
6,915	4.63%, due 7/15/2024	7,118	(g)
6,235	5.38%, due 7/15/2026	6,516	(g)
4,645	5.00%, due 8/1/2027	4,790	(g)
8,945	5.50%, due 7/1/2029	9,334	(g)
		102,074
Medical Products 0.8%
3,975	Avantor, Inc., 9.00%, due 10/1/2025	4,405	(g)
12,300	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, due 5/15/2022	11,992	(g)
		16,397
Metals - Mining Excluding Steel 2.0%
6,250	Cleveland Cliffs, Inc., 5.88%, due 6/1/2027	6,281	(g)
5,394	Constellium NV, 6.63%, due 3/1/2025	5,650	(g)
2,045	First Quantum Minerals Ltd., 6.88%, due 3/1/2026	1,933	(g)
3,800	FMG Resources (August 2006) Pty Ltd., 4.75%, due 5/15/2022	3,878	(g)
	Freeport-McMoRan, Inc.
1,815	4.00%, due 11/14/2021	1,847
2,545	5.40%, due 11/14/2034	2,456
9,480	5.45%, due 3/15/2043	8,777
3,954	Hudbay Minerals, Inc., 7.63%, due 1/15/2025	4,097	(g)
	Novelis Corp.
2,310	6.25%, due 8/15/2024	2,420	(g)
6,350	5.88%, due 9/30/2026	6,580	(g)
		43,919
Oil Field Equipment & Services 1.3%
	Precision Drilling Corp.
3,995	7.75%, due 12/15/2023	4,015
13,345	5.25%, due 11/15/2024	12,144
2,230	7.13%, due 1/15/2026	2,119	(g)
8,655	USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 9/1/2027	9,000	(g)
		27,278
Packaging 4.1%
4,780	ARD Finance SA, 7.13% Cash/7.88% PIK, due 9/15/2023	4,923	(j)
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4,210	7.25%, due 5/15/2024	4,443	(g)
9,445	6.00%, due 2/15/2025	9,752	(g)
6,105	Berry Global Escrow Corp., 5.63%, due 7/15/2027	6,410	(g)
3,025	Berry Global, Inc., 4.50%, due 2/15/2026	3,021	(g)
7,475	Berry Plastics Corp., 5.13%, due 7/15/2023	7,634

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	BWAY Holding Co.
$6,990	5.50%, due 4/15/2024	$6,979	(g)
10,400	7.25%, due 4/15/2025	9,854	(g)
4,015	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/2026	4,128
6,744	Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/2022	6,946	(g)
	Reynolds Group Issuer, Inc.
9,022	5.75%, due 10/15/2020	9,055
6,750	5.13%, due 7/15/2023	6,868	(g)
5,185	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	5,101	(g)
2,010	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	2,116	(g)(h)
		87,230
Personal & Household Products 1.7%
	Energizer Holdings, Inc.
7,215	4.70%, due 5/24/2022	7,341
5,595	6.38%, due 7/15/2026	5,833	(g)
7,275	7.75%, due 1/15/2027	7,912	(g)
2,085	Energizer SpinCo, Inc., 5.50%, due 6/15/2025	2,117	(g)
4,290	Prestige Brands, Inc., 6.38%, due 3/1/2024	4,455	(g)
	Spectrum Brands, Inc.
1,190	6.13%, due 12/15/2024	1,232
7,050	5.75%, due 7/15/2025	7,303
		36,193
Pharmaceuticals 2.3%
4,715	Bausch Health Americas, Inc., 8.50%, due 1/31/2027	5,193	(g)
	Bausch Health Cos., Inc.
1,335	5.75%, due 8/15/2027	1,405	(g)
4,155	7.00%, due 1/15/2028	4,280	(g)
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
3,645	6.00%, due 7/15/2023	2,314	(g)
3,515	6.00%, due 2/1/2025	2,109	(g)
	Valeant Pharmaceuticals Int’l, Inc.
676	5.50%, due 3/1/2023	680	(g)
873	5.88%, due 5/15/2023	879	(g)
2,790	7.00%, due 3/15/2024	2,943	(g)
22,040	6.13%, due 4/15/2025	22,557	(g)
6,840	5.50%, due 11/1/2025	7,114	(g)
		49,474
Printing & Publishing 0.1%
1,230	R.R. Donnelley & Sons Co., 7.88%, due 3/15/2021	1,250
Real Estate Development & Management 0.6%
	Realogy Group LLC/Realogy Co-Issuer Corp.
5,390	4.88%, due 6/1/2023	4,555	(g)
9,360	9.38%, due 4/1/2027	8,096	(g)
		12,651
Real Estate Investment Trusts 1.1%
	MPT Operating Partnership L.P./MPT Finance Corp.
6,945	6.38%, due 3/1/2024	7,292
5,165	5.50%, due 5/1/2024	5,301
3,555	5.25%, due 8/1/2026	3,688
	Starwood Property Trust, Inc.
6,270	3.63%, due 2/1/2021	6,305
1,960	4.75%, due 3/15/2025	1,989
		24,575

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Recreation & Travel 0.9%
$2,350	Cedar Fair L.P., 5.25%, due 7/15/2029	$2,432	(g)
3,960	Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, due 4/15/2027	4,178
6,378	NCL Corp. Ltd., 4.75%, due 12/15/2021	6,478	(g)
	Six Flags Entertainment Corp.
3,755	4.88%, due 7/31/2024	3,839	(g)
1,785	5.50%, due 4/15/2027	1,879	(g)
		18,806
Restaurants 0.9%
	1011778 BC ULC/New Red Finance, Inc.
7,505	4.25%, due 5/15/2024	7,670	(g)
4,165	5.00%, due 10/15/2025	4,249	(g)
8,330	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/2026	8,648	(g)
		20,567
Software - Services 2.1%
3,360	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, due 12/1/2027	3,499	(g)
4,920	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/2025	5,193	(g)
	Nuance Communications, Inc.
7,685	6.00%, due 7/1/2024	7,973
2,655	5.63%, due 12/15/2026	2,801
5,270	Open Text Corp., 5.88%, due 6/1/2026	5,624	(g)
13,135	Rackspace Hosting, Inc., 8.63%, due 11/15/2024	12,018	(g)
7,970	SS&C Technologies, Inc., 5.50%, due 9/30/2027	8,289	(g)
		45,397
Specialty Retail 1.4%
7,710	L Brands, Inc., 5.25%, due 2/1/2028	7,141
4,090	Liberty Media Corp., 8.50%, due 7/15/2029	4,202
	Penske Automotive Group, Inc.
8,715	3.75%, due 8/15/2020	8,737
4,120	5.50%, due 5/15/2026	4,264
	QVC, Inc.
1,020	4.85%, due 4/1/2024	1,055
2,940	5.45%, due 8/15/2034	2,890
2,645	William Carter Co., 5.63%, due 3/15/2027	2,774	(g)
		31,063
Steel Producers - Products 0.8%
11,371	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/2025	12,110	(g)
	Steel Dynamics, Inc.
855	5.25%, due 4/15/2023	868
3,540	5.50%, due 10/1/2024	3,654
		16,632
Support - Services 6.2%
3,685	ADT Corp., 4.88%, due 7/15/2032	3,197	(g)
	Aramark Services, Inc.
8,555	5.13%, due 1/15/2024	8,772
2,110	5.00%, due 2/1/2028	2,200	(g)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
509	5.50%, due 4/1/2023	519
5,245	5.25%, due 3/15/2025	5,297	(g)
7,040	5.75%, due 7/15/2027	7,110	(g)
3,805	Garda World Security Corp., 8.75%, due 5/15/2025	3,891	(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Hertz Corp.
$12,175	5.50%, due 10/15/2024	$11,962	(g)
4,030	7.13%, due 8/1/2026	4,116	(g)(h)
3,205	IAA Spinco, Inc., 5.50%, due 6/15/2027	3,351	(g)
3,790	Iron Mountain US Holdings, Inc., 5.38%, due 6/1/2026	3,828	(g)
	Iron Mountain, Inc.
1,725	6.00%, due 8/15/2023	1,758
5,971	4.88%, due 9/15/2027	5,926	(g)
16,014	5.25%, due 3/15/2028	16,094	(g)
9,885	KAR Auction Services, Inc., 5.13%, due 6/1/2025	10,157	(g)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
3,372	9.25%, due 5/15/2023	3,543	(g)
14,035	5.75%, due 4/15/2026	14,650	(g)
5,645	Ritchie Bros Auctioneers, Inc., 5.38%, due 1/15/2025	5,871	(g)
7,795	ServiceMaster Co. LLC, 5.13%, due 11/15/2024	8,065	(g)
	Staples, Inc.
10,760	7.50%, due 4/15/2026	11,002	(g)
2,255	10.75%, due 4/15/2027	2,334	(g)
		133,643
Technology Hardware & Equipment 2.3%
	CDW LLC/CDW Finance Corp.
3,820	5.00%, due 9/1/2023	3,876
1,935	5.00%, due 9/1/2025	2,012
	CommScope Finance LLC
3,260	6.00%, due 3/1/2026	3,296	(g)
6,530	8.25%, due 3/1/2027	6,432	(g)
	CommScope Technologies LLC
10,616	6.00%, due 6/15/2025	9,661	(g)
13,480	5.00%, due 3/15/2027	11,306	(g)
13,185	Western Digital Corp., 4.75%, due 2/15/2026	13,037
		49,620
Telecom - Satellite 1.3%
25,200	Intelsat Jackson Holdings SA, 5.50%, due 8/1/2023	23,216
5,347	Intelsat Luxembourg SA, 8.13%, due 6/1/2023	4,316
		27,532
Telecom - Wireless 3.6%
3,330	Sprint Capital Corp., 8.75%, due 3/15/2032	4,142
	Sprint Corp.
7,730	7.88%, due 9/15/2023	8,590
28,771	7.13%, due 6/15/2024	31,396
7,350	7.63%, due 3/1/2026	8,214
5,425	Sprint Nextel Corp., 6.00%, due 11/15/2022	5,764
	T-Mobile USA, Inc.
1,760	6.00%, due 4/15/2024	1,837
2,320	6.50%, due 1/15/2026	2,470
3,160	4.50%, due 2/1/2026	3,219
12,460	Wind Tre SpA, 5.00%, due 1/20/2026	12,339	(g)
		77,971
Telecom - Wireline Integrated & Services 3.1%
3,320	Altice Financing SA, 7.50%, due 5/15/2026	3,478	(g)
6,065	Altice France SA, 8.13%, due 2/1/2027	6,603	(g)
	Altice Luxembourg SA
5,755	7.63%, due 2/15/2025	5,640	(g)
2,150	10.50%, due 5/15/2027	2,276	(g)
1,002	Citizens Communications Co., 9.00%, due 8/15/2031	543

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$4,470	Embarq Corp., 8.00%, due 6/1/2036	$4,347
1,025	Equinix, Inc., 5.75%, due 1/1/2025	1,060
	Frontier Communications Corp.
1,875	7.63%, due 4/15/2024	1,034
6,245	11.00%, due 9/15/2025	3,622
2,950	8.00%, due 4/1/2027	3,078	(g)
4,910	Level 3 Financing, Inc., 5.13%, due 5/1/2023	4,935
	Numericable-SFR SA
1,427	6.25%, due 5/15/2024	1,473	(g)
13,465	7.38%, due 5/1/2026	14,242	(g)
2,790	Telecom Italia Capital SA, 6.00%, due 9/30/2034	2,832
4,954	U.S. West Communications Group, 6.88%, due 9/15/2033	4,930
	Zayo Group LLC/Zayo Capital, Inc.
2,465	6.00%, due 4/1/2023	2,539
105	6.38%, due 5/15/2025	108
2,985	5.75%, due 1/15/2027	3,030	(g)
		65,770
Theaters & Entertainment 1.0%
	AMC Entertainment Holdings, Inc.
12,477	5.75%, due 6/15/2025	11,787
460	5.88%, due 11/15/2026	417
5,920	6.13%, due 5/15/2027	5,302
4,395	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	4,532	(g)
		22,038

	Total Corporate Bonds (Cost $1,851,096)	1,905,734

Convertible Bonds 0.1%
Energy - Exploration & Production 0.1%
2,415	Chesapeake Energy Corp., 5.50%, due 9/15/2026 (Cost $2,333)	1,722
Asset-Backed Securities 1.6%
1,100	Annisa CLO Ltd., Ser. 2016-2A, Class ER, (3 month USD LIBOR + 6.00%), 8.28%, due 7/20/2031	1,039	(a)(g)
350	Apidos CLO XXIV, Ser. 2016-24A, Class DR, (3 month USD LIBOR + 5.80%), 8.08%, due 10/20/2030	335	(a)(g)
2,000	Ares XLII CLO Ltd., Ser. 2017-42A, Class E, (3 month USD LIBOR + 6.05%), 8.33%, due 1/22/2028	1,952	(a)(g)
1,250	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3 month USD LIBOR + 6.10%), 8.40%, due 10/15/2030	1,225	(a)(g)
1,000	Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.46%), 8.74%, due 10/20/2029	980	(a)(g)
500	BlueMountain CLO Ltd., Ser. 2018-2A, Class E, (3 month USD LIBOR + 6.05%), 8.57%, due 8/15/2031	465	(a)(g)
250	Canyon Capital CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.75%), 8.05%, due 7/15/2031	228	(a)(g)
1,000	Carbone CLO Ltd., Ser. 2017-1A, Class D, (3 month USD LIBOR + 5.90%), 8.18%, due 1/20/2031	942	(a)(g)
2,150	CIFC Funding III Ltd., Ser. 2019-3A, Class D, (3 month USD LIBOR + 6.80%), 9.23%, due 7/16/2032	2,140	(a)(g)
250	Dryden 65 CLO Ltd., Ser. 2018-65A, Class E, (3 month USD LIBOR + 5.75%), 8.05%, due 7/18/2030	234	(a)(g)
750	Dryden 72 CLO Ltd., Ser. 2019-72A, Class E, (3 month USD LIBOR + 6.80%), 9.23%, due 5/15/2032	747	(a)(g)
600	Eaton Vance CLO Ltd., Ser. 2015-1A, Class ER, (3 month USD LIBOR + 5.60%), 7.88%, due 1/20/2030	554	(a)(g)
250	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3 month USD LIBOR + 6.00%), 8.30%, due 7/15/2031	231	(a)(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$1,500	Galaxy XXV CLO Ltd., Ser. 2018-25A, Class E, (3 month USD LIBOR + 5.95%), 8.23%, due 10/25/2031	$1,408	(a)(g)
1,000	HPS Investment Partners, Ser. 2013-2A, Class DR, (3 month USD LIBOR + 6.60%), 8.88%, due 10/20/2029	980	(a)(g)
1,250	Jay Park CLO Ltd., Ser. 2016-1A, Class DR, (3 month USD LIBOR + 5.20%), 7.48%, due 10/20/2027	1,219	(a)(g)
2,000	KKR CLO 16 Ltd., Ser. 2016, Class DR, (3 month USD LIBOR + 6.75%), 9.03%, due 1/20/2029	1,992	(a)(g)
2,000	Madison Park Funding XXXV Ltd., Ser. 2019-35A, Class E, (3 month USD LIBOR + 6.75%), 9.27%, due 4/20/2031	1,989	(a)(g)
	Magnetite CLO Ltd.
900	Ser. 2014-8A, Class ER2, (3 month USD LIBOR + 5.65%), 7.95%, due 4/15/2031	851	(a)(g)
2,000	Ser. 2015-12A, Class ER, (3 month USD LIBOR + 5.68%), 7.98%, due 10/15/2031	1,917	(a)(g)
1,000	Milos CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.30%), 8.58%, due 10/20/2030	973	(a)(g)
1,200	OCP CLO Ltd., Ser. 2017-14A, Class D, (3 month USD LIBOR + 5.80%), 8.32%, due 11/20/2030	1,124	(a)(g)
825	Octagon Investment Partners 27 Ltd., Ser. 2016-1A, Class ER, (3 month USD LIBOR + 5.95%), 8.25%, due 7/15/2030	786	(a)(g)
710	Octagon Investment Partners 39 Ltd., Ser. 2018-3A, Class E, (3 month USD LIBOR + 5.75%), 8.03%, due 10/20/2030	665	(a)(g)
1,000	Octagon Investment Partners 41 Ltd., Ser. 2019-2A, Class E, (3 month USD LIBOR + 6.90%), 9.50%, due 4/15/2031	994	(a)(g)
700	Octagon Loan Funding Ltd., Ser. 2014-1A, Class ERR, (3 month USD LIBOR + 6.00%), 8.52%, due 11/18/2031	671	(a)(g)
450	Palmer Square CLO Ltd., Ser. 2014-1A, Class DR2, (3 month USD LIBOR + 5.70%), 8.00%, due 1/17/2031	419	(a)(g)
1,000	Post CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.87%), 8.19%, due 4/16/2031	932	(a)(g)
1,100	TICP CLO V Ltd., Ser. 2016-5A, Class ER, (3 month USD LIBOR + 5.75%), 8.05%, due 7/17/2031	1,011	(a)(g)
300	TICP CLO XI Ltd., Ser. 2018-11A, Class E, (3 month USD LIBOR + 6.00%), 8.28%, due 10/20/2031	291	(a)(g)
1,100	TICP CLO XIII Ltd., Ser. 2019-13A, Class E, (3 month USD LIBOR + 6.75%), 9.12%, due 7/15/2032	1,100	(a)(g)
650	Voya CLO Ltd., Ser. 2016-3A, Class DR, (3 month USD LIBOR + 6.08%), 8.38%, due 10/18/2031	607	(a)(g)
2,800	Westcott Park CLO Ltd., Ser. 2016-1A, Class ER, (3 month USD LIBOR + 6.40%), 8.68%, due 7/20/2028	2,798	(a)(g)

	Total Asset-Backed Securities (Cost $34,682)	33,799

NUMBER OF SHARES
Short-Term Investments 2.3%
Investment Companies 2.3%
49,445,358	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(k) (Cost $49,445)	49,445	(l)

	Total Investments 99.1% (Cost $2,073,834)	2,124,940

	Other Assets Less Liabilities 0.9%	18,816

	Net Assets 100.0%	$2,143,756

See Notes to Schedule of Investments

(a)                   Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.

(b)                   Represents less than 0.05% of net assets of the Fund.

(c)                    All or a portion of this security was purchased on a delayed delivery basis.

(d)                   All or a portion of this security had not settled as of July 31, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

(e)                    Value determined using significant unobservable inputs.

(f)                     The stated interest rate represents the weighted average interest rate at July 31, 2019 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(g)      Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $1,207,041,000, which represents 56.3% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(h)     When-issued security. Total value of all such securities at July 31, 2019, amounted to approximately $29,302,000, which represents 1.4% of net assets of the Fund.

(i)      Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(j)                      Payment-in-kind (PIK) security.

(k)                   Represents 7-day effective yield as of July 31, 2019.

(l)                       All or a portion of this security is segregated in connection with obligations for when-issued securities and/or delayed delivery securities with a total value of approximately $49,445,000.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Chemicals & Plastics	$—	$2,071	$2,139	$4,210
Other Loan Assignments(a)	—	130,030	—	130,030
Total Loan Assignments	—	132,101	2,139	134,240
Corporate Bonds(a)	—	1,905,734	—	1,905,734
Convertible Bonds(a)	—	1,722	—	1,722
Asset-Backed Securities	—	33,799	—	33,799
Short-Term Investments	—	49,445	—	49,445
Total Investments	$—	$2,122,801	$2,139	$2,124,940

(a)         The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)         The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Investments in Securities:
Loan Assignments(c)
Chemicals & Plastics	$—	$2	$(87)	$(24)	$2,152	$(8,592)	$8,688	$—	$2,139	$(24)
Lodging & Casinos	7,404	7	293	(703)	—	(7,001)	—	—	—	—
Total	$7,404	$9	$206	$(727)	$2,152	$(15,593)	$8,688	$—	$2,139	$(24)

(c)        Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^            A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Municipal Notes 101.9%
Alabama 0.4%
300	Birmingham Spec. Care Facs. Fin. Au. Rev. (Methodist Home for The Aging), Ser. 2016-2015-1, 5.75%, due 6/1/2045	$334
100	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 1.55%, due 11/1/2035	100	(a)
		434
Alaska 1.5%
1,415	Valdez Marine Term. Rev. Ref. (Exxon Pipeline Co. Proj.), Ser. 1993-B, 1.50%, due 12/1/2033	1,415	(a)
Arizona 5.5%
500	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	542	(b)
800	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/2031 Putable 6/3/2024	821	(a)
1,230	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Ref. Rev. (Christian Care Retirement Apts. Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2025	1,462
500	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/2026	510	(b)
250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	280	(b)
500	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/2046	543
600	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/2036	605
500	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/2035	545	(b)
		5,308
California 11.0%
250	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/2035	273	(b)
500	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/2025	520
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	561	(b)
400	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	458	(b)
830	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 2.85%, due 12/1/2027	860
1,525	California St. G.O. (Kindergarten Univ.), (LOC: State Street Bank and Trust Co.), Ser. 2004-A-3, 1.35%, due 5/1/2034	1,525	(a)
470	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	376	(b)(c)(d)
250	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	239	(e)
250	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	258	(b)
500	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/2036	533	(b)
600	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/2031	644	(b)
300	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.), Ser. 2019, 5.25%, due 7/1/2052	339	(b)
400	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	448	(b)
145	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	164

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$400	Del Mar Race Track Au. Ref. Rev., Ser. 2015, 5.00%, due 10/1/2038	$401
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref.
500	Ser. 2018-A-1, 5.00%, due 6/1/2047	505
2,500	Ser. 2018-A-2, 5.00%, due 6/1/2047	2,525
		10,629
Colorado 3.5%
471	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/2026	482
1,000	Denver Convention Ctr. Hotel Au. Ref. Rev., Ser. 2016, 5.00%, due 12/1/2027	1,189
500	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/2045	517
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250	Ser. 2015-A, 5.00%, due 12/1/2034	289
250	Ser. 2015-A, 5.00%, due 12/1/2035	288
500	Ser. 2015-A, 5.00%, due 12/1/2045	559
		3,324
Connecticut 0.1%
145	Mohegan Tribe of Indians Gaming Au. Ref. Rev. (Priority Dist.), Ser. 2015-C, 4.75%, due 2/1/2020	146	(b)
Florida 3.1%
200	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	206	(b)
650	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	650
450	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/2035	496	(b)
350	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/2046	269	(b)(d)
385	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, 3.75%, due 7/1/2035	404
400	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/2036	426
525	Lee Co. Ind. Dev. Au. Rev. (Cypress Cove Hlth. Park, Inc. Memory Care Proj.), Ser. 2014, 4.50%, due 10/1/2032	545
		2,996
Georgia 0.5%
250	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/2036	243	(b)(c)
300	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/2025	202	(b)(c)(d)(f)(g)
		445
Hawaii 0.8%
	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref.
250	Ser. 2015, 5.00%, due 1/1/2035	258	(b)
500	Ser. 2015, 5.00%, due 1/1/2045	508	(b)
		766
Illinois 12.4%
	Chicago G.O.
2,000	Ser. 2019-A, 5.00%, due 1/1/2044	2,207
500	Ser. 2019-A, 5.50%, due 1/1/2049	574
200	Chicago O’Hare Int’l Arpt. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/2028	232
500	Chicago O’Hare Int’l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/2048	576

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Chicago Ref. G.O.
$1,000	Ser. 2012-C, 5.00%, due 1/1/2020	$1,012
500	Ser. 2012-C, 5.00%, due 1/1/2024	528
155	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/2027	177
500	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/2039	553
400	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/2035	422	(b)
425	Illinois Fin. Au. Rev. Ref. (Rosalind Franklin Univ. of Medicine & Science), Ser. 2017-A, 5.00%, due 8/1/2047	476
500	Illinois St. Fin. Au. Rev. (Univ. of Chicago Med. Ctr.), (LOC: Wells Fargo Bank N.A.), Ser. 2010-B, 1.45%, due 8/1/2044	500	(a)
1,000	Illinois St. G.O., Ser. 2017-D, 5.00%, due 11/1/2028	1,130
	Illinois St. G.O. Ref.
860	Ser. 2016, 5.00%, due 2/1/2024	944
1,055	Ser. 2016, 5.00%, due 2/1/2025	1,177
485	Ser. 2016, 5.00%, due 2/1/2026	548
395	Illinois St. Sales Tax Rev., Ser. 1992-P, 6.50%, due 6/15/2022	411
500	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	517	(b)
		11,984
Indiana 1.7%
800	Indiana Fin. Au. Hosp. Rev. (Parkview Hlth. Sys.), (LOC: Wells Fargo Bank N.A.), Ser. 2009-D, 1.47%, due 11/1/2039	800	(a)
700	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/2043 Pre-Refunded 7/1/23	826
		1,626
Iowa 0.4%
400	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/2032	416
Kentucky 1.7%
405	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/2029	426
435	Kentucky Econ. Dev. Fin. Au. Rev. Ref. (Owensboro Hlth., Inc. Obligated Group), Ser. 2017-A, (AGM Insured), 4.00%, due 6/1/2037	466
200	Kentucky St. Pub. Energy Au. Gas Supply Rev., Ser. 2018-A, 4.00%, due 4/1/2048 Putable 4/1/2024	218	(a)
475	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/2031	487
		1,597
Louisiana 1.1%
400	Louisiana Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	424	(b)
500	New Orleans Aviation Board Rev. (Gen. Arpt. Terminal), Ser. 2017-B, 5.00%, due 1/1/2026	594
		1,018
Maine 0.7%
445	Maine St. Ed. Loan Au. Std. Loan Rev. (Supplemental Ed. Loan), Ser. 2014-A-1, (AGM Insured), 4.00%, due 12/1/2020	458
200	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	224	(a)(b)
		682
Massachusetts 1.0%
1,000	Massachusetts St. G.O. (Cons. Loan), Ser. 2006-A, (LOC: Barclays Bank PLC), 1.45%, due 3/1/2026	1,000	(a)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Michigan 2.5%
$1,000	Michigan St. Fin. Au. Rev. Ref. (Std. Loan), Ser. 2014-25-A, 5.00%, due 11/1/2020	$1,042
1,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-C, 2.15%, due 6/1/2023	1,014
400	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	400
		2,456
Minnesota 0.9%
500	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/2050	524
300	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/2035	318
		842
Mississippi 2.5%
800	Jackson Co. Port Fac. Rev. Ref. (Chevron U.S.A., Inc. Proj.), Ser. 1993, 1.52%, due 6/1/2023	800	(a)
1,600	Mississippi St. Bus. Fin. Commission Gulf Opportunity Zone Rev. (Chevron U.S.A., Inc. Proj.), Ser. 2011-D, 1.52%, due 11/1/2035	1,600	(a)
		2,400
Missouri 1.9%
635	Missouri St. Hlth. & Ed. Fac. Au. Rev. (St. Louis Univ.), Ser. 2008-B-1, (LOC: Barclays Bank PLC), 1.49%, due 10/1/2035	635	(a)
100	Missouri St. Hlth. & Ed. Facs. Au. Rev. (St. Louis Univ.), Ser. 2002, (LOC: U.S. Bank N.A.), 1.45%, due 7/1/2032	100	(a)
	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.)
255	Ser. 2015-A, 5.00%, due 8/15/2030	275
390	Ser. 2015-A, 5.00%, due 8/15/2035	414
355	Ser. 2015-A, 5.13%, due 8/15/2045	375
		1,799
Nevada 0.6%
500	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/2045	532	(b)
New Jersey 7.2%
	Atlantic City G.O. Ref.
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2026	240
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2032	237
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2042	231
200	Essex Co. Imp. Au. Solid Waste Disp. Rev. (Covanta Energy Proj.), Ser. 2015, 5.25%, due 7/1/2045	202	(b)
625	New Jersey Econ. Dev. Au. Ref. Rev. (Sch. Facs. Construction), Ser. 2005-K, (AMBAC Insured), 5.25%, due 12/15/2020	657
350	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/2047	392
250	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2017-1A, 5.00%, due 12/1/2025	296
750	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/2027	915
	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.)
1,265	Ser. 2017, 5.00%, due 10/1/2026	1,488
1,000	Ser. 2017, 5.00%, due 10/1/2028	1,193
400	New Jersey Hlth. Care Facs. Fin. Au. Rev. (Robert Wood Johnson Univ. Hosp.), Ser. 2014-B, (LOC: TD Bank N.A.), 1.00%, due 7/1/2043	400	(a)
720	New Jersey Trans. Trust Fund Au. Rev., Ser. 2003-B-4, 5.25%, due 12/15/2019	730
		6,981

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
New Mexico 0.5%
$500	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/2025	$506	(b)(c)
New York 5.2%
200	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/2034	215
950	New York St. Dorm. Au. Rev. Non St. Supported Debt (Blythedale Children’s Hosp.), Ser. 2009, (LOC: TD Bank N.A.), 1.40%, due 12/1/2036	950	(a)
400	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Josephs College), Ser. 2010, 5.25%, due 7/1/2025	401
300	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Obligated Group), Ser. 2018-A, 4.00%, due 8/1/2037	327
900	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/2022	993	(b)
500	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (American Airlines, Inc., John F Kennedy Int’l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/2031	526
1,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2028	1,221
400	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/2030	415	(b)
		5,048
North Carolina 1.1%
250	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/2037	262
800	North Carolina Med. Care Commission Hosp. Rev. (Moses Cone Hlth. Sys.), Ser. 2001-B, (LOC: Bank of Montreal), 1.47%, due 10/1/2035	800	(a)
		1,062
North Dakota 0.5%
500	Grand Forks Co. Solid Waste Disp. Rev. (Green Bond-Red River Biorefinery, LLC Proj.), Ser. 2018, 5.38%, due 9/15/2038	487	(b)
Ohio 5.3%
3,530	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/2030	3,481	(h)
500	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	537	(b)
1,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2017, 4.50%, due 1/15/2048	1,067	(b)
		5,085
Oklahoma 0.4%
325	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/2057	385
Oregon 0.5%
490	Western Generation Agcy. Rev. (Wauna Cogeneration Proj.), Ser. 2006-A, 5.00%, due 1/1/2021	490
Pennsylvania 3.5%
500	Commonwealth Fin. Au. Tobacco Master Settlement Payment Rev. (Tobacco Master Settlement Payment Bonds), Ser. 2018, 5.00%, due 6/1/2020	515
	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.)
250	Ser. 2015, 5.25%, due 7/1/2035	270
150	Ser. 2015, 5.50%, due 7/1/2045	163
200	Luzerne Co. G.O. Ref, Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2027	243
750	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2016-C, 5.00%, due 12/31/2038	854
400	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	407	(b)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$300	Pennsylvania St. Econ. Dev. Fin. Au. Solid Waste Disp. Rev. (CarbonLite P LLC Proj.), Ser. 2019, 5.75%, due 6/1/2036	$317	(b)
500	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2017-B-1, 5.25%, due 6/1/2047	582
		3,351
Puerto Rico 1.6%
1,500	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	1,500	(h)
Rhode Island 2.6%
	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev.
255	Ser. 2016-1-C, 2.75%, due 4/1/2025	265
275	Ser. 2016-1-C, 2.85%, due 10/1/2025	286
280	Ser. 2016-1-C, 2.95%, due 4/1/2026	290
185	Ser. 2016-1-C, 3.00%, due 10/1/2026	193
	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.)
665	Ser. 2013-A, 3.25%, due 12/1/2022	679
675	Ser. 2017-A, 5.00%, due 12/1/2024	783
		2,496
South Carolina 2.0%
500	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/2031	522
500	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	511
325	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	336	(b)
500	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	525	(b)
		1,894
Texas 9.5%
750	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	813
400	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/2038	416
1,100	Gulf Coast Ind. Dev. Au. Rev. (Exxon Mobil Proj.), Ser. 2012, 1.45%, due 11/1/2041	1,100	(a)
500	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp.), Subser. 2008-C-1, 1.50%, due 12/1/2024	500	(a)
400	Houston Arpt. Sys. Rev., Ser. 2015-B-1, 5.00%, due 7/15/2030	449
	Lower Neches Valley Au. Ind. Dev. Corp. Rev. Ref. (Exxon Mobil Proj.)
225	Ser. 2001-A, 1.50%, due 11/1/2029	225	(a)
400	Ser. 2001-B, 1.52%, due 11/1/2029	400	(a)
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	270	(b)(c)(d)
250	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	262
500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/2051	552
500	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/2047	474
2,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	2,320	(e)
500	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/2040	557
750	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/2034	847
		9,185

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Utah 0.5%
$500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/2045	$506	(b)
Vermont 1.6%
500	Vermont Econ. Dev. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	552	(a)(b)
	Vermont Std. Assist. Corp. Ed. Loan Rev.
620	Ser. 2013-A, 3.90%, due 6/15/2022	654
290	Ser. 2015-A, 4.13%, due 6/15/2028	312
		1,518
Virginia 0.7%
400	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/2035	412	(b)
200	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/2035	219	(b)
		631
Washington 1.2%
500	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	591
500	Washington St. Hsg. Fin. Commission Rev. Ref. (Bayview Manor Homes), Ser. 2016-A, 5.00%, due 7/1/2046	534	(b)
		1,125
West Virginia 1.7%
735	West Virginia Econ. Dev. Au. Energy Rev. Ref. (Morgantown Energy Assoc. Proj.), Ser. 2016, 2.88%, due 12/15/2026	735
	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group)
400	Ser. 2018-A, 5.00%, due 1/1/2043	466
425	Ser. 2018-A, 4.13%, due 1/1/2047	448
		1,649
Wisconsin 2.5%
400	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory), Ser. 2015, 4.95%, due 3/1/2030	432	(b)
300	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015, 5.38%, due 7/1/2035	313	(b)
750	Pub. Fin. Au. Exempt Facs. Ref. Rev. (Celanese Proj.), Ser. 2016-C, 4.30%, due 11/1/2030	792
412	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/2038	327	(c)
500	Pub. Fin. Au. Rev. (Sr.-Maryland Proton Treatment Ctr. LLC), Ser. 2018-A-1, 6.38%, due 1/1/2048	536	(b)
		2,400

	Total Investments 101.9% (Cost $95,252)	98,114

	Liabilities Less Other Assets (1.9)%	(1,825)
	Net Assets 100.0%	$96,289

(a)                                 Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2019.

See Notes to Schedule of Investments

(b)                                 Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $19,780,000, which represents 20.5% of net assets of the Fund. Securities denoted with (b) but without (c), if any, have been deemed by the investment manager to be liquid.

(c)                                  Illiquid security.

(d)                                 Defaulted security.

(e)                                  When-issued security. Total value of all such securities at July 31, 2019 amounted to approximately $2,559,000, which represents 2.7% of net assets of the Fund.

(f)                                   Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to approximately $202,000, which represents 0.2% of net assets of the Fund.

(g)                                  Value determined using significant unobservable inputs.

(h)                                 All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $4,458,000.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Municipal Notes
Georgia	$—	$—	$202	$202
Other Municipal Notes(a)	$—	$97,912	$—	$97,912
Total Investments	$—	$97,912	$202	$98,114

(a)         The Schedule of Investments provides a categorization by state/territory for the portfolio.

(b)         The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Investments in Securities:
Municipal Notes(c)
Georgia	$—	$—	$—	$—	$—	$—	$283	$—	$202	$(81)
Total	$—	$—	$—	$—	$—	$—	$283	$—	$202	$(81)

(c)           As of the period ended July 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^                  A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Municipal Notes 99.5%
Alabama 1.2%
$565	Fort Payne City G.O. (Sch. Warrants), Ser. 2018-B, (AGM Insured), 5.00%, due 5/1/2027	$702
Arkansas 1.9%
	Russellville City Wtr. & Swr. Rev.
315	Ser. 2018, (AGM Insured), 4.00%, due 7/1/2028	353
660	Ser. 2018, (AGM Insured), 4.00%, due 7/1/2030	733
		1,086
California 4.1%
200	San Diego Assoc. of Gov’t Cap. Grant Receipts Rev. (Green Bond Mid-Coast Corridor Transit Proj.), Ser. 2019-A, 5.00%, due 11/15/2024	232	(a)
	Univ. of California Regents Med. Ctr. Pooled Rev.
100	Ser. 2007-B-1, 1.42%, due 5/15/2032	100	(b)
2,000	Ser. 2013-K, 1.42%, due 5/15/2047	2,000	(b)
		2,332
Connecticut 1.8%
995	Connecticut HFA Hsg. Mtg. Fin. Rev. Prog., Subser. 2017-A-4, 1.75%, due 5/15/2021	1,003
District of Columbia 3.3%
1,000	Dist. of Columbia Hsg. Fin. Agcy. Rev., Ser. 2018-B-1, (FHA Insured), 2.55%, due 9/1/2023 Putable 3/1/2022	1,026
725	Washington Metro. Area Transit Au. Gross Rev., Ser. 2017-B, 5.00%, due 7/1/2024	857
		1,883
Florida 4.0%
700	Florida St. Dept. Env. Port Preservation Rev. Ref., Ser. 2016-A, 5.00%, due 7/1/2022	777
1,225	Miami-Dade Co. (Bldg. Better Comm. Prog.), Ser. 2015-D-REMK, 5.00%, due 7/1/2026	1,518
		2,295
Georgia 2.1%
1,000	Metropolitan Atlanta Rapid Transit Au. Sales Tax Rev. Ref., Ser. 2016-B, 5.00%, due 7/1/2035	1,197
Illinois 3.9%
1,000	Cook Co. Comm. Cons. Sch. Dist. # 21 G.O. (Wheeling Sch. Bldg.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2035	1,110
1,000	Illinois Fin. Au. Rev. (Clean Wtr. Initiative), Ser. 2017, 5.00%, due 1/1/2022	1,091
		2,201
Indiana 3.6%
	Anderson Sch. Bldg. Corp. (First Mtge.)
850	Ser. 2018, 5.00%, due 1/15/2024	985
895	Ser. 2018, 5.00%, due 1/15/2026	1,087
		2,072
Kansas 1.1%
500	Wyandotte Co. Unified Sch. Dist. # 203 G.O. Impt., Ser. 2018-A, 5.00%, due 9/1/2035	616
Kentucky 3.9%
500	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2018-E-1, 2.25%, due 3/1/2020	501	(c)
500	Lewis Co. Sch. Dist. Fin. Corp. Rev., Ser. 2017 B, 2.00%, due 9/1/2022	506
1,000	Logan-Todd Reg. Wtr. Commission Rev. Ref., Ser. 2016-A, (AGM Insured), 5.00%, due 7/1/2028	1,211
		2,218

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Louisiana 5.5%
$845	Louisiana Pub. Facs. Au. Rev. Ref. (Hurricane Rec. Prog.), Ser. 2014, 5.00%, due 6/1/2024	$984
530	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Sub. Lien-East Baton Rouge Swr.), Ser. 2014-A, 5.00%, due 2/1/2044	591
	Natchitoches Parish Sch. Dist. G.O. # 9
505	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2027	623
755	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2028	945
		3,143
Michigan 10.2%
1,000	Dearborn G.O. (Swr.), Ser. 2018, 4.00%, due 4/1/2033	1,130
500	Livonia Pub. Sch. Dist. G.O., Ser. 2016, (AGM Insured), 5.00%, due 5/1/2028	602
750	Michigan St. Hsg. Dev. Au. Rev. (Non Ace), Ser. 2016-B, 2.50%, due 12/1/2026	775
290	Michigan St. Hsg. Dev. Au. Rev. Ref., Ser. 2018-B, 3.15%, due 4/1/2028	312
1,000	Michigan St. Hsg. Dev. Au. Single Family Mtge. Rev. (Non Ace), Ser. 2018-C, 2.90%, due 12/1/2024	1,063
	Trenton Pub. Sch. Dist. G.O. (Sch. Bldg. & Site)
850	Ser. 2018, 5.00%, due 5/1/2039	1,019
785	Ser. 2018, 5.00%, due 5/1/2036	950
		5,851
Minnesota 3.9%
1,000	Minnesota Hsg. Fin. Agcy. (Rental Hsg.), Ser. 2019-A, (HUD SECT 8 Insured), 2.00%, due 8/1/2020	1,003
1,000	Minnesota Rural Wtr. Fin. Au. (Pub. Proj. Construction Notes), Ser. 2019, 2.00%, due 8/1/2020	1,004
210	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	218	(d)
		2,225
Mississippi 2.9%
	West Rankin Utils. Au. Rev.
440	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2043	512
1,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2048	1,156
		1,668
Missouri 2.6%
	Missouri St. Env. Imp. & Energy Res. Au. Wtr. PCR
660	Ser. 2018-A, 5.00%, due 7/1/2029	851
510	Ser. 2018-A, 5.00%, due 1/1/2030	655
		1,506
New Jersey 2.9%
1,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Multi-Family Conduit Rev. (Camden Town Hsg. Proj.), Ser. 2017-F, 1.90%, due 2/1/2020 Putable 8/1/2019	1,000
650	New Jersey St. Hsg. & Mtge. Fin. Agcy. Multi-Family Rev. Ref., Ser. 2017-A, 2.60%, due 11/1/2024	680
		1,680
New York 5.5%
200	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 4.00%, due 6/1/2022	207
200	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	211	(d)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Dutchess Co. Local Dev. Corp. Rev.
$225	Ser. 2014-A, 5.00%, due 7/1/2021	$240
150	Ser. 2014-A, 5.00%, due 7/1/2022	166
135	Ser. 2014-A, 4.00%, due 7/1/2023	148
115	Ser. 2014-A, 5.00%, due 7/1/2025	134
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
115	Ser. 2014-A, 5.00%, due 6/1/2020	119
50	Ser. 2014-A, 5.00%, due 6/1/2022	55
100	Ser. 2014-A, 5.00%, due 6/1/2023	114
450	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/2022	498
150	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/2027	172
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/2022 Pre-Refunded 5/1/2021	214
5	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/2031	5
500	New York St. Hsg. Fin. Agcy. Rev. (Green Bond), Ser. 2018-F, (SONYMA Insured), 2.15%, due 5/1/2021	501
350	Rockland Co. G.O. (Pub. Imp.), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/2021	368
		3,152
North Carolina 1.3%
	Scotland Co. Rev.
350	Ser. 2018, 5.00%, due 12/1/2024	415
250	Ser. 2018, 5.00%, due 12/1/2026	308
		723
North Dakota 0.4%
250	Grand Forks Co. Solid Waste Disp. Rev. (Green Bond-Red River Biorefinery, LLC Proj.), Ser. 2018, 5.38%, due 9/15/2038	243	(d)
Ohio 3.6%
750	American Muni. Pwr. Ohio, Inc. Rev. (Comb. Hydroelectric Proj.), Ser. 2018-A, 2.25%, due 2/15/2048 Putable 8/15/2021	759
	American Muni. Pwr. Ohio, Inc. Rev. Solar Elec. Pre-Payment (Green Bond)
305	Ser. 2019-A, 5.00%, due 2/15/2020	311
200	Ser. 2019-A, 5.00%, due 2/15/2021	212
300	Ser. 2019-A, 5.00%, due 2/15/2022	328
175	Ser. 2019-A, 5.00%, due 2/15/2023	197
250	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	269	(d)
		2,076
Oklahoma 3.0%
935	Delaware Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Grove Pub. Sch. Proj.), Ser. 2015, 5.00%, due 9/1/2022	1,034
555	Lincoln Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Stroud Pub. Sch. Proj.), Ser. 2016, 5.00%, due 9/1/2027	669
		1,703
Pennsylvania 7.1%
	Allegheny Co. Sanitary Au. Rev.
290	Ser. 2018, 5.00%, due 6/1/2030	361
565	Ser. 2018, 5.00%, due 6/1/2032	696
100	Pennsylvania St. Econ. Dev. Fin. Au. Solid Waste Disp. Rev. (CarbonLite P LLC Proj.), Ser. 2019, 5.75%, due 6/1/2036	105	(d)
1,000	Pennsylvania St. Hsg. Fin. Agcy. Single Family Mtge. Rev., Ser. 2018-127B, 2.85%, due 4/1/2026	1,067

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$1,000	Philadelphia Au. For Ind. Dev. City Svc. Agreement Rev., Ser. 2018, 5.00%, due 5/1/2030	$1,234
500	Philadelphia Wtr. & Wastewater Rev. Ref., Ser. 2016, 5.00%, due 10/1/2023	577
		4,040
Rhode Island 1.0%
500	Rhode Island St. Providence Plantation Lease Ref. Cert. of Participation (Sch. Deaf Proj.), Ser. 2017-D, 5.00%, due 4/1/2022	548
South Carolina 2.8%
500	Allendale Co. Sch. Dist. Energy Savings Spec. Oblig. Rev. Ref. (Impt.), Ser. 2014, 3.00%, due 12/1/2020	509
800	Newberry Investing in Children’s Ed. Installment Purchase Rev. Ref. (Newberry Co. Sch. Dist.), Ser. 2014, 5.00%, due 12/1/2023	923
175	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	181	(d)
		1,613
Texas 7.8%
910	El Paso Wtr. & Swr. Rev. Ref., Ser. 2014, 5.00%, due 3/1/2024	1,061
850	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2024	967
1,015	Weslaco G.O. Ref., Ser. 2017, (AGM Insured), 5.00%, due 8/15/2027	1,274
1,000	Ysleta Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2017, (PSF-GTD Insured), 5.00%, due 8/15/2041	1,181
		4,483
Utah 1.8%
915	Grand Co. Sch. Dist. Local Bldg. Au. Rev., Ser. 2019, (AGM Insured), 5.00%, due 12/15/2022	1,028
West Virginia 5.5%
500	West Virginia Hosp. Fin. Au. Rev. (Impt. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/2052	579
700	West Virginia Hosp. Fin. Au. Rev. (West Virginia Univ. Hlth. Sys.), Ser. 2017-A, 5.00%, due 6/1/2035	825
	West Virginia Hsg. Dev. Fund Rev. (Hsg. Fin.)
220	Ser. 2018-A, (HUD SECT 8 Insured), 1.88%, due 11/1/2020	222
275	Ser. 2018-A, (HUD SECT 8 Insured), 2.65%, due 11/1/2024	289
990	West Virginia Wtr. Dev. Au. Rev. Ref. (Loan Prog.), Ser. 2018-A-IV, 5.00%, due 11/1/2036	1,209
		3,124
Wisconsin 0.8%
395	Oregon Sch. Dist. G.O. (Green Bond-Sch. Bldg. & Impt.), Ser. 2019, 5.00%, due 3/1/2022	433
	Total Investments 99.5% (Cost $54,289)	56,844
	Other Assets Less Liabilities 0.5%	296
	Net Assets 100.0%	$57,140

(a)              When-issued security. Total value of all such securities at July 31, 2019 amounted to approximately $232,000, which represents 0.4% of net assets of the Fund.

(b)              Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2019.

(c)               All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $501,000.

See Notes to Schedule of Investments

(d)              Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $1,227,000, which represents 2.1% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$56,844	$—	$56,844
Total Investments	$—	$56,844	$—	$56,844

(a)              The Schedule of Investments provides a categorization by state/territory for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Municipal Notes 99.2%
Alaska 1.2%
2,000	Alaska St. Hsg. Fin. Corp. Ref. Rev. (Cap. Proj. Bonds II), Ser. 2014-D, 5.00%, due 12/1/2025	$2,359
Arizona 0.8%
500	Maricopa Co. Ind. Dev. Au. Rev. (Banner Hlth. Obligated Group), Ser. 2017-C, 5.00%, due 1/1/2048 Putable 10/18/2024	588
950	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2024	1,102
		1,690
California 5.1%
2,000	California Pub. Works Board Lease Rev. Ref., Ser. 2017-B, 5.00%, due 10/1/2026	2,504
1,000	California St. G.O. Ref., Ser. 2019, 5.00%, due 4/1/2032	1,361
250	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2028	287
1,665	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2032	2,059
	Fresno Joint Pwr. Fin. Au. Lease Rev. Ref. (Master Lease Proj.)
1,300	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2027	1,614
400	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2032	483
560	Placer Co. Wtr. Agcy. Cert. of Participation Ref. Rev., Ser. 2016, 4.00%, due 7/1/2030	646
	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010)
740	Ser. 2012-B, 0.00%, due 8/1/2026	653
645	Ser. 2012-B, 0.00%, due 8/1/2027	553
		10,160
Colorado 1.4%
1,250	Colorado Springs Utils. Rev. Ref. (Unrefunded), Ser. 2011-A, 5.00%, due 11/15/2026	1,358
945	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/2025	1,120
300	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/2025	332
		2,810
Connecticut 4.3%
3,000	Connecticut HFA Hsg. Fin. Mtg. Prog. Rev. Ref., Subser. 2017-A-4, 3.65%, due 11/15/2032	3,224
3,000	Connecticut St. G.O., Ser. 2018-C, 4.00%, due 6/15/2024	3,343
2,000	Connecticut St. Hlth. & Ed. Facs. Au. Rev. (Yale Univ.), Ser. 1997-T-2, 1.65%, due 7/1/2029 Putable 2/3/2020	2,005
		8,572
Delaware 0.7%
	Delaware St. Hlth. Facs. Au. Rev. (Beebe Med. Ctr.)
610	Ser. 2018, 5.00%, due 6/1/2027	734
500	Ser. 2018, 5.00%, due 6/1/2028	609
		1,343
District of Columbia 0.4%
	Dist. of Columbia Rev. (Assoc. of American Med. College)
460	Ser. 2011-A, 5.00%, due 10/1/2021	495
350	Ser. 2011-A, 5.00%, due 10/1/2022	389
		884
Florida 4.8%
700	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/2030	782
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/2026	1,145

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$340	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/2029 Pre-Refunded 10/1/2022	$381
2,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/2032	2,184
	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.)
1,155	Ser. 2010, 5.00%, due 5/1/2022 Pre-Refunded 5/1/2020	1,187
1,480	Ser. 2010, 5.00%, due 5/1/2023 Pre-Refunded 5/1/2020	1,521
2,040	Seminole Co. Sales Tax Rev. Ref., Ser. 2006-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 10/1/2023	2,384
		9,584
Georgia 2.0%
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/2022	1,819
1,000	Forsyth Co. G.O. Ref., Ser. 2015-B, 5.00%, due 3/1/2027	1,203
	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.)
290	Ser. 2014, 5.00%, due 4/1/2022	319
540	Ser. 2014, 5.00%, due 4/1/2025	630
		3,971
Illinois 7.1%
470	Bureau Co. Township High Sch. Dist. No. 502 G.O., Ser. 2017-A, (BAM Insured), 5.00%, due 12/1/2033	560
1,400	Cook Co. Sch. Dist. No. 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/2027 Pre-Refunded 12/1/2020	1,475
1,000	Cook Co. Sch. Dist. No. 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/2030 Pre-Refunded 12/1/2021	1,090
750	Dekalb Kane LaSalle Cos. Comm. College Dist. No. 523 G.O., Ser. 2011-B, 0.00%, due 2/1/2025	577
1,085	Illinois Fin. Au. Rev. (LOC Gov’t Prog.-Brookfield Lagrange Park Sch. Dist. #95 Proj.), Ser. 2018, 4.00%, due 12/1/2038	1,174
	Illinois Fin. Au. Rev. (LOC Gov’t Prog.-E Prairie Sch. Dist. No. 73 Proj.)
1,065	Ser. 2018, (BAM Insured), 5.00%, due 12/1/2029	1,314
485	Ser. 2018, (BAM Insured), 4.00%, due 12/1/2042	522
	Illinois St. Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.)
1,000	Ser. 2019, 4.00%, due 12/15/2030	1,176
1,000	Ser. 2019, 4.00%, due 12/15/2031	1,169
	Illinois St. G.O.
250	Ser. 2017-D, 5.00%, due 11/1/2026	282
1,000	Ser. 2017-D, 5.00%, due 11/1/2028	1,130
125	Illinois St. G.O. Ref., Ser. 2010, 5.00%, due 1/1/2020	127
500	Sales Tax Securitization Corp. Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/2028	599
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
500	Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/2026	542
500	Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/2027	562
	Springfield G.O.
950	Ser. 2014, 4.25%, due 12/1/2027	1,041
665	Ser. 2014, 5.00%, due 12/1/2028	767
		14,107
Indiana 0.6%
645	Indiana Hlth. Fac. Fin. Au. Rev. (Ascension Hlth. Sub. Credit), Ser. 2005-A-1, 2.80%, due 11/1/2027 Putable 8/1/2019	645
500	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2016-C, 5.00%, due 1/1/2027	615
		1,260
Iowa 0.3%
640	Iowa St. Fin. Au. Single Family Mtge. Rev. (Non Ace-Mtge.-Backed Sec. Prog.), Ser. 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/2026	663

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Kansas 1.5%
	Wichita City Sales Tax. Spec. Oblig. Rev. (River Dist. Stadium Star Bond Proj.)
$305	Ser. 2018, 5.00%, due 9/1/2025	$367
1,000	Ser. 2018, 5.00%, due 9/1/2027	1,253
1,245	Wyandotte Co. - Kansas City Unified Gov’t Utils. Sys. Rev. (Impt.), Ser. 2012-B, 5.00%, due 9/1/2032	1,363
		2,983
Kentucky 1.8%
2,000	Carroll Co. PCR Rev. ref. (KY Utils. Co. Proj.), Ser. 2016-A, 1.05%, due 9/1/2042 Putable 9/1/2019	1,999
1,470	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/2024	1,621
		3,620
Louisiana 0.1%
145	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/2023	152
Maryland 6.3%
2,645	Anne Arundel Co. G.O., Ser. 2018, 5.00%, due 10/1/2023	3,063
2,500	Maryland St. Dept. of Trans. Ref. Rev. Ref., Ser. 2016, 4.00%, due 9/1/2025	2,898
3,060	Maryland St. G.O. (Local Fac. Loan), Ser. 2013-A, 4.00%, due 8/1/2025	3,233
3,000	Maryland St. G.O. Ref., Ser. 2017-C, 5.00%, due 8/1/2023	3,456
		12,650
Massachusetts 2.4%
230	Boston Wtr. & Swr. Commission Rev., Ser. 1993-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/1/2019	233
775	Massachusetts Dev. Fin. Agcy. Rev. Ref., Ser. 2019-A, 5.00%, due 7/1/2031	948
400	Massachusetts St. Dev. Fin. Agcy. Rev. (CareGroup Obligated Group), Ser. 2018-J2, 5.00%, due 7/1/2053	469
2,890	Massachusetts St. Sch. Bldg. Au. Sales Tax Rev., Ser. 2011-B, 5.00%, due 10/15/2035	3,121
		4,771
Michigan 1.5%
1,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2029	1,137
1,830	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/2025	1,901
		3,038
Minnesota 0.9%
550	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/2029	661
1,000	St. Paul Hsg. & Redev. Au. Hlth. Care Rev. Ref. (Fairview Hlth. Svcs. Obligated Group), Ser. 2017-A, 4.00%, due 11/15/2043	1,083
		1,744
Mississippi 5.1%
3,500	Jackson Co. Port Fac. Rev. Ref. (Chevron U.S.A., Inc. Proj.), Ser. 1993, 1.52%, due 6/1/2023	3,500	(a)
1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/2027	1,540
	Mississippi St. Bus. Fin. Commission Gulf Opportunity Zone Rev. (Chevron U.S.A., Inc. Proj.)
100	Ser. 2009-B, 1.52%, due 12/1/2030	100	(a)
100	Ser. 2010-I, 1.52%, due 11/1/2035	100	(a)
1,325	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/2026	1,606
2,100	Warren Co. Gulf Opportunity Zone Rev. Ref. (Int’l Paper Co. Proj.), Ser. 2018, 2.90%, due 9/1/2032 Putable 9/1/2023	2,172
1,000	West Rankin Utils. Au. Rev., Ser. 2018, (AGM Insured), 5.00%, due 1/1/2043	1,163
		10,181

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Missouri 2.0%
$2,000	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. Ref. (SSM Hlth. Care Oblig.), Ser. 2018-C, 5.00%, due 6/1/2036 Putable 6/1/2023	$2,212
	Missouri St. Hsg. Dev. Commission Single Family Mtge. Rev. (Non-AMT Spec. Homeownership Loan Prog.)
805	Ser. 2014-A,(GNMA/FNMA/FHLMC Insured), 3.80%, due 11/1/2034	848
940	Ser. 2014-A,(GNMA/FNMA/FHLMC Insured), 4.00%, due 11/1/2039	983
		4,043
New Jersey 4.3%
150	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/2019	150
1,000	New Jersey Econ. Dev. Au. Rev., Ser. 2017-DDD, 5.00%, due 6/15/2042	1,123
400	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/2020	415
1,130	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Inspira Hlth. Obligated Group), Ser. 2017-A, 5.00%, due 7/1/2029	1,383
1,500	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.), Ser. 2017, 5.00%, due 10/1/2028	1,789
1,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Princeton Hlth. Care Sys.), Ser. 2017, 5.00%, due 10/1/2026	1,176
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/2019	1,014
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref, Ser. 2018-A, 5.00%, due 12/15/2032	1,184
295	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/2023	325
		8,559
New York 8.7%
390	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/2026	453
650	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/2022	673
1,140	Hempstead Town Local Dev. Corp. Rev. Ref. (Molloy College Proj.), Ser. 2017, 5.00%, due 7/1/2029	1,378
	Long Beach, G.O.
335	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2021	356
520	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2023	578
1,000	Monroe Co. G.O. (Pub. Imp.), Ser. 2019-A, (BAM Insured), 4.00%, due 6/1/2028	1,159
540	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/2046	545
500	New Paltz Central Sch. Dist. G.O., Ser. 2019, 4.00%, due 2/15/2029	590
4,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. Ref., Ser. 2011-AA, 5.00%, due 6/15/2033	4,268
1,850	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2016-A-1, 4.00%, due 5/1/2031	2,094
800	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/2025	936
125	New York St. Dorm. Au. Personal Income Tax Rev. Ref., Ser. 2015-E, 5.00%, due 3/15/2026	152
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Blythedale Children’s Hosp.), Ser. 2009, (LOC: TD Bank N.A.), 1.40%, due 12/1/2036	2,000	(a)
900	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/2028	1,019
1,000	Utils. Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	1,163
		17,364
Ohio 0.8%
1,515	Dayton Metro Library G.O. (Library Impt.), Ser. 2013-A, 5.00%, due 12/1/2028	1,644

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Oklahoma 2.4%
$2,000	Carter Co. Pub. Fac. Au. Ed. Fac. Lease Rev., Ser. 2018, 5.00%, due 9/1/2029	$2,468
455	Cleveland Co. Ed. Facs. Au. Lease Rev. Ref. (Noble Pub. Sch. Proj.), Ser. 2017, 5.00%, due 9/1/2031	547
1,500	Weatherford Ind. Trust Ed. Fac. Lease Rev. (Weatherford Pub. Sch. Proj.), Ser. 2019, 5.00%, due 3/1/2033	1,843
		4,858
Oregon 0.8%
1,485	Multnomah Co. Sch. Dist. # 3 Park Rose G.O., Ser. 2011-A, 5.00%, due 6/30/2031	1,587
Pennsylvania 9.9%
2,675	Allegheny Co. Hosp. Dev. Au. Rev. Ref. (Univ. Pittsburgh Med. Ctr.), Ser. 2019-A, 5.00%, due 7/15/2029	3,444
	Berks Co. Ind. Dev. Au. Hlth. Sys. Rev. Ref. (Tower Hlth. Proj.)
2,000	Ser. 2017, 5.00%, due 11/1/2028	2,458
1,000	Ser. 2017, 5.00%, due 11/1/2029	1,220
	Lackawanna Co. Ind. Dev. Au. Rev. Ref. (Univ. of Scranton)
940	Ser. 2017, 5.00%, due 11/1/2028	1,145
600	Ser. 2017, 5.00%, due 11/1/2029	727
500	Ser. 2017, 5.00%, due 11/1/2030	602
	Luzerne Co. G.O. Ref
500	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2025	591
500	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2026	601
400	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2027	486
300	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2025	355
170	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2026	204
	Luzerne Co. Ind. Dev. Au. Lease Rev. Ref. Gtd.
550	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2025	644
525	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2026	611
250	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2027	289
1,000	Pennsylvania St. G.O., Ser. 2015, 5.00%, due 3/15/2029	1,181
225	Pennsylvania St. Ref. G.O., Ser. 2016, 5.00%, due 9/15/2026	277
2,065	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/2027	2,447
	Pennsylvania St. Turnpike Commission Turnpike Rev.
400	Subser. 2019-A, 5.00%, due 12/1/2033	491
1,000	Subser. 2019-A, 4.00%, due 12/1/2049	1,075
750	Southeastern Trans. Au. Rev. Ref., Ser. 2017, 5.00%, due 3/1/2028	947
		19,795
Rhode Island 2.3%
500	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/2022	540
	Rhode Island Commerce Corp. Spec. Fac. Rev. Ref. (1st Lien - Rhode Island Arpt. Corp. Int’l Fac. Proj.)
1,170	Ser. 2018, 5.00%, due 7/1/2028	1,439
645	Ser. 2018, (BAM-TCRS Insured), 5.00%, due 7/1/2034	769
	Rhode Island St. Hlth. & Ed. Bldg. Corp. Pub. Sch. Rev. Ref.
500	Ser. 2017-A, (AGM Insured), 5.00%, due 5/15/2024	578
400	Ser. 2017-A, (AGM Insured), 5.00%, due 5/15/2025	473
625	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/2022	685
200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/2019	201
		4,685

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
South Carolina 1.2%
$2,000	South Carolina St. Pub. Svc. Au. Oblig. Rev. Ref., Ser. 2014-C, 5.00%, due 12/1/2028	$2,327
Tennessee 0.4%

700	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/2032	783
Texas 8.8%
1,650	Bexar Co. G.O. (Cert. Oblig.), Ser. 2013-B, 5.00%, due 6/15/2022	1,830
2,700	Dallas Co. G.O. (Cert. Oblig.), Ser. 2016, 5.00%, due 8/15/2023	3,105
400	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/2026	416
600	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/2024	703
1,250	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/15/2033	1,543
1,250	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2027	1,418
1,430	Midlothian Ref. G.O., Ser. 2016, 2.00%, due 8/15/2019	1,431
	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC)
160	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2020	162
200	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2021	207
200	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2022	212
125	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2023	135
220	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2024	242
1,900	North Tollway Au. First Tier Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/2043	2,254
1,290	Pampa Independent Sch. Dist. G.O. Ref., (PSF-GTD Insured), Ser. 2016, 5.00%, due 8/15/2032	1,520
700	Prosper Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2019, (PSF-GTD Insured), 5.00%, due 2/15/2030	903
1,420	Southwest Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/1/2026	1,548
50	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/2020	52
		17,681
Utah 1.6%
	Midvale Redev. Agcy. Tax Increment & Sales Tax Rev.
660	Ser. 2018, 5.00%, due 5/1/2032	808
695	Ser. 2018, 5.00%, due 5/1/2033	848
380	Ser. 2018, 5.00%, due 5/1/2034	460
990	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/2028	1,129
		3,245
Vermont 0.4%
685	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/2029	737
Virginia 1.2%
2,000	Henrico Co. Wtr. & Swr. Ref. Rev., Ser. 2016, 5.00%, due 5/1/2027	2,472

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Washington 3.4%
	Kent Ref. G.O.
$900	Ser. 2016, 4.00%, due 12/1/2029	$1,031
1,000	Ser. 2016, 4.00%, due 12/1/2030	1,132
	North Thurston Pub. Sch. G.O.
215	Ser. 2016, 4.00%, due 12/1/2028	248
250	Ser. 2016, 4.00%, due 12/1/2029	286
375	Ser. 2016, 4.00%, due 12/1/2030	425
	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.)
15	Ser. 2017, 5.00%, due 8/15/2025	17
1,045	Ser. 2017, 5.00%, due 8/15/2026	1,235
320	Washington St. Ref. G.O., Ser. 2016-B, 5.00%, due 7/1/2026	392
	Whitman Co. Sch. Dist. No. 267 Pullman G.O.
800	Ser. 2016, 4.00%, due 12/1/2029	908
975	Ser. 2016, 4.00%, due 12/1/2030	1,101
		6,775
West Virginia 0.4%
700	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2029	870
Wisconsin 2.3%
2,650	Cedarburg Sch. Dist. G.O., Ser. 2019, 4.00%, due 3/1/2032	3,001
470	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/2032	564
1,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/2039	1,083
		4,648

	Total Investments 99.2% (Cost $190,936)	198,615

	Other Assets Less Liabilities 0.8%	1,537
	Net Assets 100.0%	$200,152

(a)                       Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2019.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$198,615	$—	$198,615
Total Investments	$—	$198,615	$—	$198,615

(a)         The Schedule of Investments provides a categorization by state/territory for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
U.S. Treasury Obligations 12.6%
$2,020	U.S. Treasury Bill, 2.47%, due 2/27/2020	$1,997	(a)
	U.S. Treasury Notes
4,090	2.75%, due 9/30/2020 — 11/30/2020	4,125
4,975	2.13%, due 5/15/2022	5,013

	Total U.S. Treasury Obligations (Cost $11,116)	11,135

Mortgage-Backed Securities 25.2%
Collateralized Mortgage Obligations 4.4%
790	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	802	(b)(c)
	Fannie Mae Connecticut Avenue Securities
994	Ser. 2019-R04, Class 2M1, (1 month USD LIBOR + 0.75%), 3.02%, due 6/25/2039	995	(c)(d)
1,000	Ser. 2019-R05, Class 1M1, (1 month USD LIBOR + 0.75%), 3.02%, due 7/25/2039	1,000	(c)(d)(e)
1,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2018-HQA2, Class M1, (1 month USD LIBOR + 0.75%), 3.02%, due 10/25/2048	1,001	(c)(d)
56	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1 month USD LIBOR + 1.13%), 3.53%, due 6/19/2034	56	(d)
		3,854
Commercial Mortgage-Backed 18.8%
611	Banc of America Commercial Mortgage Trust, Ser. 2017-BNK3, Class A1, 1.96%, due 2/15/2050	608
422	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/2050	420
	CD Mortgage Trust
491	Ser. 2016-CD1, Class A1, 1.44%, due 8/10/2049	486
289	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/2050	288
1,663	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/2050	1,655
	Citigroup Commercial Mortgage Trust
746	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	748
476	Ser. 2016-C2, Class A1, 1.50%, due 8/10/2049	471
948	Ser. 2018-C5, Class A1, 3.13%, due 6/10/2051	962
	Commercial Mortgage Pass-Through Certificates
454	Ser. 2012-CR3, Class ASB, 2.37%, due 10/15/2045	454
123	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/2048	122
307	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/2049	305
733	CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	731
407	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	403
	GS Mortgage Securities Trust
730	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	743	(c)
123	Ser. 2015-GS1, Class A1, 1.94%, due 11/10/2048	122
635	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-LC11, Class ASB, 2.55%, due 4/15/2046	638
	JPMBB Commercial Mortgage Securities Trust
1,008	Ser. 2013-C12, Class ASB, 3.16%, due 7/15/2045	1,018
337	Ser. 2015-C27, Class ASB, 3.02%, due 2/15/2048	343
1,133	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/2050	1,127	(c)
	Morgan Stanley Bank of America Merrill Lynch Trust
228	Ser. 2016-C28, Class A1, 1.53%, due 1/15/2049	226
643	Ser. 2017-C33, Class A1, 2.03%, due 5/15/2050	640
291	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/2048	288

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Wells Fargo Commercial Mortgage Trust
$126	Ser. 2015-P2, Class A1, 1.97%, due 12/15/2048	$126
636	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/2049	630
740	Ser. 2017-C39, Class A1, 1.98%, due 9/15/2050	736
1,501	Ser. 2018-C45, Class A1, 3.13%, due 6/15/2051	1,524
310	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/2059	308
403	Ser. 2016-C32, Class A1, 1.58%, due 1/15/2059	400
		16,522
Fannie Mae 1.1%
	Pass-Through Certificates
195	3.50%, due 10/1/2025	202
460	3.00%, due 9/1/2027	469
295	4.50%, due 4/1/2039 — 5/1/2044	316
		987
Freddie Mac 0.9%
	Pass-Through Certificates
230	3.50%, due 5/1/2026	237
312	3.00%, due 1/1/2027	319
209	4.50%, due 11/1/2039	226
		782

	Total Mortgage-Backed Securities (Cost $22,145)	22,145

Corporate Bonds 55.6%
Aerospace & Defense 2.3%
650	General Dynamics Corp., (3 month USD LIBOR + 0.38%), 2.92%, due 5/11/2021	652	(d)
	United Technologies Corp.
1,000	(3 month USD LIBOR + 0.35%), 2.60%, due 11/1/2019	1,001	(d)
395	3.35%, due 8/16/2021	403
		2,056
Agriculture 1.5%
1,250	Imperial Tobacco Finance, 3.75%, due 7/21/2022	1,284	(c)
Auto Manufacturers 0.9%
810	Harley-Davidson Financial Services, Inc., (3 month USD LIBOR + 0.50%), 3.02%, due 5/21/2020	811	(c)(d)
Banks 18.2%
1,675	Bank of America Corp., 5.63%, due 7/1/2020	1,725
2,155	Citibank N.A., 3.17%, due 2/19/2022	2,179	(f)
1,750	Goldman Sachs Group, Inc., 5.25%, due 7/27/2021	1,842
850	HSBC Holdings PLC, (3 month USD LIBOR + 0.60%), 3.12%, due 5/18/2021	851	(d)
1,665	JPMorgan Chase & Co., 2.55%, due 10/29/2020	1,667
1,500	Morgan Stanley, 5.75%, due 1/25/2021	1,572
1,250	National Australia Bank Ltd., 3.70%, due 11/4/2021	1,289
1,235	Santander UK PLC, 2.50%, due 1/5/2021	1,234
795	Sumitomo Mitsui Banking Corp., 2.51%, due 1/17/2020	795
985	Toronto-Dominion Bank, 3.25%, due 6/11/2021	1,003
900	Wells Fargo Bank N.A., 3.33%, due 7/23/2021	908	(f)
915	Westpac Banking Corp., 2.15%, due 3/6/2020	914
		15,979
Beverages 2.3%
1,023	Anheuser-Busch InBev Worldwide, Inc., 4.38%, due 2/15/2021	1,051

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$1,000	Diageo Capital PLC, (3 month USD LIBOR + 0.24%), 2.76%, due 5/18/2020	$1,001	(d)
		2,052
Commercial Services 1.6%
1,335	ERAC USA Finance LLC, 5.25%, due 10/1/2020	1,379	(c)
Computers 2.3%
2,020	IBM Corp., 2.85%, due 5/13/2022	2,047
Diversified Financial Services 4.1%
675	AIG Global Funding, 2.15%, due 7/2/2020	674	(c)
1,525	American Express Co., 2.20%, due 10/30/2020	1,522
1,400	Capital One Financial Corp., (3 month USD LIBOR + 0.95%), 3.40%, due 3/9/2022	1,409	(d)
		3,605
Electric 2.3%
560	DTE Energy Co., Ser. B, 2.60%, due 6/15/2022	561
1,060	Pennsylvania Electric Co., 5.20%, due 4/1/2020	1,079
390	Sempra Energy, 2.40%, due 2/1/2020	390
		2,030
Machinery-Diversified 2.2%
1,945	John Deere Capital Corp., 2.30%, due 6/7/2021	1,947
Media 3.0%
580	Comcast Corp., (3 month USD LIBOR + 0.44%), 2.76%, due 10/1/2021	582	(d)
585	Discovery Communications LLC, 2.20%, due 9/20/2019	585
1,450	Fox Corp., 3.67%, due 1/25/2022	1,495	(c)
		2,662
Oil & Gas 0.9%
815	BP Capital Markets PLC, 3.56%, due 11/1/2021	838
Pharmaceuticals 5.9%
1,235	AbbVie, Inc., 2.50%, due 5/14/2020	1,235
900	CVS Health Corp., 2.80%, due 7/20/2020	903
1,000	GlaxoSmithKline Capital PLC, (3 month USD LIBOR + 0.35%), 2.88%, due 5/14/2021	1,003	(d)
1,385	Halfmoon Parent, Inc., 3.20%, due 9/17/2020	1,395	(c)
640	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/2019	640
		5,176
Pipelines 1.3%
1,180	Enterprise Products Operating LLC, 2.80%, due 2/15/2021	1,187
Real Estate Investment Trusts 0.7%
575	WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, due 9/17/2019	575	(c)
Retail 1.1%
925	Walmart, Inc., (3 month USD LIBOR + 0.23%), 2.57%, due 6/23/2021	928	(d)
Semiconductors 2.0%
1,725	Broadcom, Inc., 3.13%, due 4/15/2021	1,735	(c)
Telecommunications 2.0%
1,715	AT&T, Inc., 2.80%, due 2/17/2021	1,725
Trucking & Leasing 1.0%
895	Avolon Holdings Funding Ltd., 3.63%, due 5/1/2022	907	(c)

	Total Corporate Bonds (Cost $48,619)	48,923

Asset-Backed Securities 3.4%
565	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/2022	565

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$158	Nissan Auto Receivables Owner Trust, Ser. 2016-C, Class A3, 1.18%, due 1/15/2021	$158
	Verizon Owner Trust
24	Ser. 2016-1A, Class A, 1.42%, due 1/20/2021	25	(c)
1,200	Ser. 2019-A, Class A1A, 2.93%, due 9/20/2023	1,219
1,000	Voya CLO Ltd., Ser. 2016-2A, Class CR, (3 month USD LIBOR + 4.00%), 0.00%, due 7/19/2028	1,000	(c)(d)(e)(g)

	Total Asset-Backed Securities (Cost $2,947)	2,967

NUMBER OF SHARES
Short-Term Investments 5.5%
Investment Companies 5.5%
4,864,378	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(h) (Cost $4,864)	4,864	(i)
	Total Investments 102.3% (Cost $89,691)	90,034
	Liabilities Less Other Assets (2.3)%	(2,036)	(j)
	Net Assets 100.0%	$87,998

(a)	Rate shown was the discount rate at the date of purchase.
(b)

Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(c)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $16,948,000, which represents 19.3% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.
(e)	When-issued security. Total value of all such securities at July 31, 2019, amounted to approximately $2,000,000, which represents 2.3% of net assets of the Fund.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to approximately $1,000,000, which represents 1.1% of net assets of the Fund.

(h)	Represents 7-day effective yield as of July 31, 2019.
(i)	All or a portion of this security is segregated in connection with obligations for futures and when-issued securities with a total value of approximately $4,864,000.
(j)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	70	U.S. Treasury Note, 2 Year	$15,008,438	$13,984
Total Futures				$13,984

At July 31, 2019, the Fund had $44,177 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$11,135	$—	$11,135
Mortgage-Backed Securities(a)	—	22,145	—	22,145
Corporate Bonds(a)	—	48,923	—	48,923
Asset-Backed Securities	—	2,967	—	2,967
Short-Term Investments	—	4,864	—	4,864
Total Investments	$—	$90,034	$—	$90,034

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$14	$—	$—	$14
Total	$14	$—	$—	$14

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Loan Assignments(a) 9.9%
Building & Development 0.6%
$14	Forterra Finance, LLC, Term Loan B, (USD LIBOR + 3.00%), due 10/25/2023	$13	(b)(c)
103	Jeld-Wen Inc., First Lien Term Loan, (3 month USD LIBOR + 2.00%), 4.33%, due 12/14/2024	103
65	Realogy Group LLC, Term Loan B, (1 month USD LIBOR + 2.25%), 4.52%, due 2/8/2025	62	(b)(c)
		178
Business Equipment & Services 0.8%
162	Prime Security Services Borrower, LLC, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 5/2/2022	162
92	West Corporation, Term Loan, (3 month USD LIBOR + 4.00%), 6.52%, due 10/10/2024	86
		248
Cable & Satellite Television 0.4%
133	Altice France S.A., Term Loan B13, (1 month USD LIBOR + 4.00%), 6.33%, due 8/14/2026	132
Chemicals & Plastics 0.2%
59	Starfruit Finco B.V, Term Loan B, (1 month USD LIBOR + 3.25%), 5.61%, due 10/1/2025	57	(b)(c)(d)
Containers & Glass Products 0.8%
79	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 5.38%, due 11/7/2025	78	(e)
158	BWAY Holding Company, Term Loan B, (3 month USD LIBOR + 3.25%), 5.59%, due 4/3/2024	155
		233
Cosmetics - Toiletries 0.3%
95	Sunshine Luxembourg VII SARL, First Lien Term Loan, (USD LIBOR + 4.25%), due 7/16/2026	95	(b)(c)
Diversified Insurance 0.5%
100	Hub International Limited, Term Loan B, (3 month USD LIBOR + 3.00%), 5.27%, due 4/25/2025	99	(b)(c)(e)
69	Sedgwick Claims Management Services, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 12/31/2025	68
		167
Drugs 1.0%
64	Bausch Health Companies Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 5.13%, due 11/27/2025	64	(b)(c)
99	Endo Luxembourg Finance Company I S.a r.l., Term Loan B, (3 month USD LIBOR + 4.25%), 6.50%, due 4/29/2024	90
40	Jaguar Holding Company II, Term Loan, (1 month USD LIBOR + 2.50%), due 8/18/2022	40	(b)(c)
71	Parexel International Corporation, Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 9/27/2024	69	(b)(c)
36	Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.38%, due 6/2/2025	36
		299
Electronics - Electrical 0.6%
40	Epicor Software Corporation, First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.49%, due 6/1/2022	40

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$86	Rackspace Hosting, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.58%, due 11/3/2023	$79
40	Sophia, L.P., Term Loan B, (3 month USD LIBOR + 3.25%), 5.58%, due 9/30/2022	40
9	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1 month USD LIBOR + 2.25%), 4.48%, due 4/16/2025	9
	SS&C Technologies Inc.
13	Term Loan B3, (1 month USD LIBOR + 2.25%), 4.48%, due 4/16/2025	14
10	Term Loan B5, (1 month USD LIBOR + 2.25%), 4.48%, due 4/16/2025	10
		192
Food Service 0.2%
50	1011778 B.C. Unlimited Liability Company, Term Loan B3, (1 month USD LIBOR + 2.25%), 4.48%, due 2/16/2024	50
Health Care 0.3%
109	Team Health Holdings, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 2/6/2024	95
Leisure Goods - Activities - Movies 0.3%
94	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1 month USD LIBOR + 3.00%), 5.23%, due 3/31/2024	94
Lodging & Casinos 1.4%
55	Boyd Gaming Corporation, Term Loan B3, (1 week USD LIBOR + 2.25%), 4.62%, due 9/15/2023	55
99	Caesars Resort Collection, LLC, First Lien Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 12/22/2024	98
100	Eldorado Resorts LLC, Term Loan B, (1 month USD LIBOR + 2.25%), 4.58%, due 4/17/2024	100	(e)
	Mohegan Tribal Gaming Authority
29	Term Loan A, (1 month USD LIBOR + 3.75%), 5.98%, due 10/13/2021	28
39	Term Loan B, (1 month USD LIBOR + 4.00%), 6.23%, due 10/13/2023	36
129	Station Casinos LLC, Term Loan B, (1 month USD LIBOR + 2.50%), 4.74%, due 6/8/2023	129
		446
Oil & Gas 0.4%
30	BCP Raptor, LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.48%, due 6/24/2024	28
30	Brazos Delaware II, LLC, Term Loan B, (1 month USD LIBOR + 4.00%), 6.27%, due 5/21/2025	28
25	Lower Cadence Holdings LLC, Term Loan B, (3 month USD LIBOR + 4.00%), 6.27%, due 5/22/2026	25
30	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.23%, due 2/17/2025	29
		110
Retailers (except food & drug) 1.3%
139	Bass Pro Group, LLC, Term Loan B, (1 month USD LIBOR + 5.00%), 7.23%, due 9/25/2024	131
120	CDW LLC, Term Loan B, (1 month USD LIBOR + 1.75%), 3.99%, due 8/17/2023	120
147	Staples, Inc., Term Loan, (1 month USD LIBOR + 5.00%), 7.33%, due 4/16/2026	144
		395
Telecommunications 0.5%
104	CenturyLink, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 1/31/2025	103

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$40	Consolidated Communications, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.24%, due 10/4/2023	$37
29	Syniverse Holdings, Inc., First Lien Term Loan, (1 month USD LIBOR + 5.00%), 7.33%, due 3/9/2023	27
		167
Utilities 0.3%
30	Blackstone CQP Holdco LP, Term Loan B, (3 month USD LIBOR + 3.50%), 5.89%, due 9/30/2024	30
80	Talen Energy Supply, LLC, Term Loan B, (1 month USD LIBOR + 3.75%), 6.11%, due 7/8/2026	79
		109

	Total Loan Assignments (Cost $3,086)	3,067

Corporate Bonds 88.1%
Advertising 2.9%
	Clear Channel Worldwide Holdings, Inc.
100	Ser. A, 6.50%, due 11/15/2022	102
25	Ser. B, 6.50%, due 11/15/2022	26
150	Nielsen Co. Luxembourg SARL, 5.50%, due 10/1/2021	150	(f)
	Nielsen Finance LLC/Nielsen Finance Co.
220	4.50%, due 10/1/2020	220
300	5.00%, due 4/15/2022	300	(f)
85	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, due 2/15/2024	87
		885
Aerospace & Defense 0.9%
	TransDigm, Inc.
60	6.00%, due 7/15/2022	60
207	6.50%, due 7/15/2024	213
		273
Auto Parts & Equipment 0.4%
120	LKQ Corp., 4.75%, due 5/15/2023	122
Banking 1.0%
	Ally Financial, Inc.
90	8.00%, due 3/15/2020	93
85	7.50%, due 9/15/2020	89
70	4.25%, due 4/15/2021	71
55	4.13%, due 2/13/2022	57
		310
Building & Construction 3.7%
	Lennar Corp.
160	4.75%, due 4/1/2021	164
30	4.13%, due 1/15/2022	31
20	5.38%, due 10/1/2022	21
	Meritage Homes Corp.
65	7.15%, due 4/15/2020	67
150	7.00%, due 4/1/2022	164
156	Shea Homes L.P./Shea Homes Funding Corp., 5.88%, due 4/1/2023	160	(f)
175	Taylor Morrison Communities, Inc., 6.63%, due 5/15/2022	181
45	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, due 4/15/2023	47	(f)
120	Toll Brothers Finance Corp., 5.88%, due 2/15/2022	127

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$165	TRI Pointe Group, Inc., 4.88%, due 7/1/2021	$168
		1,130
Building Materials 0.7%
125	Beacon Roofing Supply, Inc., 6.38%, due 10/1/2023	129
87	Masonite Int’l Corp., 5.63%, due 3/15/2023	89	(f)
		218
Cable & Satellite Television 6.3%
	CCO Holdings LLC/CCO Holdings Capital Corp.
325	5.13%, due 2/15/2023	330
80	4.00%, due 3/1/2023	81	(f)
85	5.75%, due 1/15/2024	87
110	5.88%, due 4/1/2024	114	(f)
	CSC Holdings LLC
115	6.75%, due 11/15/2021	123
200	5.13%, due 12/15/2021	200	(f)
200	5.38%, due 7/15/2023	205	(f)
	DISH DBS Corp.
70	7.88%, due 9/1/2019	70
225	6.75%, due 6/1/2021	234
165	5.88%, due 7/15/2022	167
50	5.00%, due 3/15/2023	48
87	Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, due 2/15/2023	88	(f)
200	Virgin Media Finance PLC, 6.00%, due 10/15/2024	208	(f)
		1,955
Chemicals 2.7%
40	CF Industries, Inc., 3.45%, due 6/1/2023	41
268	INEOS Group Holdings SA, 5.63%, due 8/1/2024	267	(f)
135	NOVA Chemicals Corp., 5.25%, due 8/1/2023	137	(f)
200	PQ Corp., 6.75%, due 11/15/2022	207	(f)
165	WR Grace & Co-Conn, 5.13%, due 10/1/2021	171	(f)
		823
Consumer - Commercial Lease Financing 5.0%
50	Avolon Holdings Funding Ltd., 5.13%, due 10/1/2023	53	(f)
75	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	75	(f)(g)
270	Navient Corp., 6.50%, due 6/15/2022	287
	Park Aerospace Holdings Ltd.
65	4.50%, due 3/15/2023	67	(f)
140	5.50%, due 2/15/2024	151	(f)
235	SLM Corp., 7.25%, due 1/25/2022	256
	Springleaf Finance Corp.
435	7.75%, due 10/1/2021	475
150	6.13%, due 5/15/2022	161
20	6.13%, due 3/15/2024	22
		1,547
Diversified Capital Goods 0.6%
90	Anixter, Inc., 5.13%, due 10/1/2021	93
75	SPX FLOW, Inc., 5.63%, due 8/15/2024	78	(f)
		171

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Electric - Generation 2.5%
	Calpine Corp.
$265	6.00%, due 1/15/2022	$267	(f)
125	5.38%, due 1/15/2023	126
140	5.88%, due 1/15/2024	143	(f)
95	Dynegy, Inc., 5.88%, due 6/1/2023	97
125	NextEra Energy Operating Partners L.P., 4.25%, due 7/15/2024	127	(f)
		760
Energy - Exploration & Production 4.3%
	Antero Resources Corp.
35	5.38%, due 11/1/2021	35
40	5.13%, due 12/1/2022	38
232	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/2022	229	(f)
20	Bruin E&P Partners LLC, 8.88%, due 8/1/2023	15	(f)
	Chesapeake Energy Corp.
50	4.88%, due 4/15/2022	46
120	5.75%, due 3/15/2023	103
50	7.00%, due 10/1/2024	41
20	Extraction Oil & Gas, Inc., 7.38%, due 5/15/2024	16	(f)
	Oasis Petroleum, Inc.
45	6.88%, due 3/15/2022	45
105	6.88%, due 1/15/2023	103	(h)
64	Parsley Energy LLC/Parsley Finance Corp., 6.25%, due 6/1/2024	66	(f)
25	PDC Energy, Inc., 6.13%, due 9/15/2024	25
	Range Resources Corp.
90	5.88%, due 7/1/2022	85
45	5.00%, due 8/15/2022	41
70	SM Energy Co., 6.13%, due 11/15/2022	68
	Whiting Petroleum Corp.
80	5.75%, due 3/15/2021	80
145	6.25%, due 4/1/2023	142
	WPX Energy, Inc.
115	6.00%, due 1/15/2022	119
30	8.25%, due 8/1/2023	34
		1,331
Food - Wholesale 0.1%
35	Post Holdings, Inc., 5.50%, due 3/1/2025	36	(f)
Gaming 2.8%
135	Boyd Gaming Corp., 6.88%, due 5/15/2023	140
45	Eldorado Resorts, Inc., 6.00%, due 4/1/2025	47
52	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/2021	53	(f)
	MGM Resorts Int’l
205	6.63%, due 12/15/2021	222
70	7.75%, due 3/15/2022	78
65	6.00%, due 3/15/2023	71
70	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/2023	77
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
145	4.25%, due 5/30/2023	146	(f)
30	5.50%, due 3/1/2025	31	(f)
		865
Gas Distribution 5.4%
60	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/2024	58

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
$210	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, due 4/1/2023	$214
	DCP Midstream LLC
96	5.35%, due 3/15/2020	97	(f)
155	4.75%, due 9/30/2021	159	(f)
290	Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, due 5/15/2023	291
60	Global Partners L.P./GLP Finance Corp., 7.00%, due 6/15/2023	62
	NuStar Logistics L.P.
95	6.75%, due 2/1/2021	99
125	4.75%, due 2/1/2022	127
75	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/2023	72
180	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, due 8/15/2022	173
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
220	5.25%, due 5/1/2023	223
80	4.25%, due 11/15/2023	80
		1,655
Health Facilities 3.0%
	Acadia Healthcare Co., Inc.
145	5.13%, due 7/1/2022	145
50	6.50%, due 3/1/2024	51
	HCA, Inc.
90	7.50%, due 2/15/2022	100
105	5.88%, due 5/1/2023	115
85	MEDNAX, Inc., 5.25%, due 12/1/2023	85	(f)
	Tenet Healthcare Corp.
75	4.50%, due 4/1/2021	76
175	4.38%, due 10/1/2021	178
145	8.13%, due 4/1/2022	155
35	6.75%, due 6/15/2023	36
		941
Health Services 1.2%
45	Eagle Holding Co. II LLC, 7.75% Cash/8.50% PIK, due 5/15/2022	46	(f)(g)
105	IQVIA, Inc., 4.88%, due 5/15/2023	107	(f)
110	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 8/1/2023	114	(f)
90	Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, due 10/1/2024	94	(f)
		361
Machinery 1.0%
305	CFX Escrow Corp., 6.00%, due 2/15/2024	323	(f)
Managed Care 0.5%
120	Centene Corp., 4.75%, due 5/15/2022	121
45	MPH Acquisition Holdings LLC, 7.13%, due 6/1/2024	44	(f)
		165
Media Content 5.4%
	AMC Networks, Inc.
110	4.75%, due 12/15/2022	111
165	5.00%, due 4/1/2024	169
40	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	41	(f)
215	Gray Television, Inc., 5.13%, due 10/15/2024	221	(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Lions Gate Capital Holdings LLC
$105	6.38%, due 2/1/2024	$110	(f)
160	5.88%, due 11/1/2024	167	(f)
	Nexstar Broadcasting, Inc.
40	6.13%, due 2/15/2022	40	(f)
35	5.88%, due 11/15/2022	36
105	Nexstar Escrow Corp., 5.63%, due 8/1/2024	109	(f)
	Sirius XM Radio, Inc.
265	3.88%, due 8/1/2022	268	(f)
85	4.63%, due 5/15/2023	86	(f)
130	4.63%, due 7/15/2024	134	(f)
170	WMG Acquisition Corp., 5.00%, due 8/1/2023	173	(f)
		1,665
Medical Products 1.1%
230	Avantor, Inc., 6.00%, due 10/1/2024	246	(f)
104	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, due 5/15/2022	101	(f)
		347
Metals - Mining Excluding Steel 3.7%
70	Arconic, Inc., 5.40%, due 4/15/2021	73
50	Cleveland-Cliffs, Inc., 4.88%, due 1/15/2024	51	(f)
250	Constellium NV, 5.75%, due 5/15/2024	258	(f)
43	First Quantum Minerals Ltd., 7.25%, due 4/1/2023	43	(f)
65	FMG Resources (August 2006) Pty Ltd., 4.75%, due 5/15/2022	66	(f)
400	Freeport-McMoRan, Inc., 3.55%, due 3/1/2022	401
118	Hudbay Minerals, Inc., 7.25%, due 1/15/2023	121	(f)
130	Novelis Corp., 6.25%, due 8/15/2024	136	(f)
		1,149
Oil Field Equipment & Services 1.2%
110	Exterran Partners L.P., 6.00%, due 10/1/2022	112
219	Precision Drilling Corp., 7.75%, due 12/15/2023	220
26	Transocean Phoenix 2 Ltd., 7.75%, due 10/15/2024	28	(f)
26	Transocean Proteus Ltd., 6.25%, due 12/1/2024	27	(f)
		387
Packaging 4.7%
200	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.63%, due 5/15/2023	205	(f)
	Berry Plastics Corp.
120	5.50%, due 5/15/2022	121
60	6.00%, due 10/15/2022	61
210	5.13%, due 7/15/2023	214
140	BWAY Holding Co., 5.50%, due 4/15/2024	140	(f)
25	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, due 1/15/2023	26
	Graphic Packaging Int’l LLC
90	4.75%, due 4/15/2021	92
65	4.88%, due 11/15/2022	68
65	Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/2022	67	(f)
	Reynolds Group Issuer, Inc.
35	(3 month USD LIBOR + 3.50%), 5.80%, due 7/15/2021	35	(a)(f)
250	5.13%, due 7/15/2023	254	(f)
80	Sealed Air Corp., 5.25%, due 4/1/2023	85	(f)
75	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	74	(f)
		1,442

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Personal & Household Products 1.2%
	Energizer Holdings, Inc.
$101	4.70%, due 5/19/2021	$102
95	4.70%, due 5/24/2022	97
112	Prestige Brands, Inc., 5.38%, due 12/15/2021	112	(f)
	Spectrum Brands, Inc.
33	6.63%, due 11/15/2022	34
30	6.13%, due 12/15/2024	31
		376
Pharmaceuticals 1.3%
	Valeant Pharmaceuticals Int’l, Inc.
105	6.50%, due 3/15/2022	109	(f)
30	5.50%, due 3/1/2023	30	(f)
28	5.88%, due 5/15/2023	28	(f)
225	7.00%, due 3/15/2024	238	(f)
		405
Printing & Publishing 0.2%
48	R.R. Donnelley & Sons Co., 7.88%, due 3/15/2021	49
Real Estate Development & Management 0.7%
	Realogy Group LLC/Realogy Co-Issuer Corp.
135	5.25%, due 12/1/2021	130	(f)
85	4.88%, due 6/1/2023	72	(f)
		202
Real Estate Investment Trusts 1.6%
	MPT Operating Partnership L.P./MPT Finance Corp.
110	6.38%, due 3/1/2024	116
90	5.50%, due 5/1/2024	92
70	RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, due 4/15/2023	72
	Starwood Property Trust, Inc.
70	3.63%, due 2/1/2021	70
145	5.00%, due 12/15/2021	150
		500
Recreation & Travel 2.6%
170	Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, due 6/1/2024	175
403	NCL Corp. Ltd., 4.75%, due 12/15/2021	409	(f)
225	Six Flags Entertainment Corp., 4.88%, due 7/31/2024	230	(f)
		814
Restaurants 1.0%
	1011778 BC ULC/New Red Finance, Inc.
115	4.63%, due 1/15/2022	115	(f)
85	4.25%, due 5/15/2024	87	(f)
45	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, due 6/1/2024	46	(f)
70	Yum! Brands, Inc., 3.88%, due 11/1/2020	71
		319
Software - Services 1.9%
155	Nuance Communications, Inc., 6.00%, due 7/1/2024	161
215	Open Text Corp., 5.63%, due 1/15/2023	220	(f)
110	Rackspace Hosting, Inc., 8.63%, due 11/15/2024	101	(f)
103	WEX, Inc., 4.75%, due 2/1/2023	103	(f)
		585

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Specialty Retail 1.7%
$165	L Brands, Inc., 5.63%, due 10/15/2023	$171
	Penske Automotive Group, Inc.
100	3.75%, due 8/15/2020	100
45	5.75%, due 10/1/2022	46
40	5.38%, due 12/1/2024	41
150	QVC, Inc., 5.13%, due 7/2/2022	157
		515
Steel Producers/Products 0.9%
240	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/2025	256	(f)
15	Steel Dynamics, Inc., 5.25%, due 4/15/2023	15
		271
Support - Services 2.6%
160	ADT Corp., 4.13%, due 6/15/2023	161
35	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, due 4/1/2023	36
	Hertz Corp.
115	7.63%, due 6/1/2022	119	(f)
80	5.50%, due 10/15/2024	79	(f)
	Iron Mountain, Inc.
170	4.38%, due 6/1/2021	171	(f)
85	6.00%, due 8/15/2023	87
50	5.75%, due 8/15/2024	50
87	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/2023	91	(f)
		794
Technology Hardware & Equipment 2.4%
	CommScope, Inc.
106	5.00%, due 6/15/2021	106	(f)
210	5.50%, due 3/1/2024	213	(f)
240	5.50%, due 6/15/2024	220	(f)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
135	5.88%, due 6/15/2021	137	(f)
70	7.13%, due 6/15/2024	74	(f)
		750
Telecom - Satellite 0.7%
175	Intelsat Jackson Holdings SA, 9.50%, due 9/30/2022	204	(f)
Telecom - Wireless 2.8%
	Sprint Corp.
440	7.25%, due 9/15/2021	472
70	7.88%, due 9/15/2023	78
85	7.13%, due 6/15/2024	93
75	Sprint Nextel Corp., 6.00%, due 11/15/2022	80
	T-Mobile USA, Inc.
65	4.00%, due 4/15/2022	66
40	6.00%, due 3/1/2023	41
35	6.00%, due 4/15/2024	36
		866
Telecom - Wireline Integrated & Services 4.8%
200	Altice Financing SA, 6.63%, due 2/15/2023	206	(f)
200	Altice Luxembourg SA, 7.75%, due 5/15/2022	204	(f)
	CenturyLink, Inc.
70	Ser. V, 5.63%, due 4/1/2020	71
110	Ser. T, 5.80%, due 3/15/2022	114
65	Equinix, Inc., 5.38%, due 1/1/2022	67

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Level 3 Financing, Inc.
$70	5.38%, due 8/15/2022	$70
85	5.63%, due 2/1/2023	86
115	5.13%, due 5/1/2023	116
45	5.38%, due 1/15/2024	46
200	Numericable-SFR SA, 6.25%, due 5/15/2024	207	(f)
25	Qwest Corp., 6.75%, due 12/1/2021	27
250	Zayo Group LLC/Zayo Capital, Inc., 6.00%, due 4/1/2023	257
		1,471
Theaters & Entertainment 0.6%
	Live Nation Entertainment, Inc.
110	5.38%, due 6/15/2022	111	(f)
85	4.88%, due 11/1/2024	88	(f)
		199

	Total Corporate Bonds (Cost $26,844)	27,181

NUMBER OF SHARES
Short-Term Investments 0.8%
Investment Companies 0.8%
229,255	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(i) (Cost $229)	229	(h)

	Total Investments 98.8% (Cost $30,159)	30,477

	Other Assets Less Liabilities 1.2%	373
	Net Assets 100.0%	$30,850

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of July 31, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Value determined using significant unobservable inputs.
(e)

The stated interest rate represents the weighted average interest rate at July 31, 2019 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(f)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $12,848,000, which represents 41.6% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(g)	Payment-in-kind (PIK) security.
(h)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of approximately $332,000.
(i)	Represents 7-day effective yield as of July 31, 2019.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Chemicals & Plastics	$—	$—	$57	$57
Other Loan Assignments(a)	—	3,010	—	3,010
Total Loan Assignments	—	3,010	57	3,067
Corporate Bonds(a)	—	27,181	—	27,181
Short-Term Investments	—	229	—	229
Total Investments	$—	$30,420	$57	$30,477

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Investments in Securities:
Loan Assignments(c)
Chemicals & plastics	$—	$—	$(3)	$(1)	$30	$(182)	$213	$—	$57	$(1)
Food Service	40	—	—	—	—	(40)	—	—	—	—
Lodging & Casinos	205	—	(12)	1	—	(194)	—	—	—	—
Total	$245	$—	$(15)	$—	$30	$(416)	$213	$—	$57	$(1)

(c)

Securities categorized as Level 3 are valued based on single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^	A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
Loan Assignments(b) 6.2%
Aerospace & Defense 0.1%
$1,332	TransDigm, Inc., Term Loan F, (3 month USD LIBOR + 2.50%), 4.83%, due 6/9/2023	$1,324
Automotive 0.1%
1,320	Panther BF Aggregator 2 LP, Term Loan B, (1 month USD LIBOR + 3.50%), 5.73%, due 4/30/2026	1,319
Building & Development 0.2%
	Capital Automotive L.P.
946	First Lien Term Loan, (1 month USD LIBOR + 2.50%), 4.74%, due 3/24/2024	944
299	Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.23%, due 3/24/2025	300
1,317	DTZ U.S. Borrower LLC, Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 8/21/2025	1,321
1,357	Realogy Group LLC, Term Loan B, (1 month USD LIBOR + 2.25%), 4.52%, due 2/8/2025	1,289
1,330	VICI Properties 1 LLC, Term Loan B, (1 month USD LIBOR + 2.00%), 4.27%, due 12/20/2024	1,326
1,074	Wilsonart LLC, Term Loan B, (3 month USD LIBOR + 3.25%), 5.58%, due 12/19/2023	1,053
		6,233
Business Equipment & Services 0.6%
199	Advantage Sales & Marketing, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.25%), 5.58%, due 7/23/2021	184
1,318	Ceridian HCM Holding Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.23%, due 4/30/2025	1,326
1,101	Change Healthcare Holdings LLC, Term Loan B, (1 month USD LIBOR + 2.50%), 4.73%, due 3/1/2024	1,098
1,339	Deerfield Dakota Holding, LLC, Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 2/13/2025	1,301
1,334	Garda World Security Corporation, Term Loan, (3 month USD LIBOR + 3.50%), 6.02%, due 5/24/2024	1,336
1,318	Greeneden U.S. Holdings II, LLC, Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 12/1/2023	1,310
1,347	Iron Mountain, Inc., Term Loan B, (1 month USD LIBOR + 1.75%), 3.98%, due 1/2/2026	1,325	(c)
1,317	Kronos Incorporated, Term Loan B, (3 month USD LIBOR + 3.00%), 5.58%, due 11/1/2023	1,317
822	MX Holdings US, Inc., Term Loan B1C, (1 month USD LIBOR + 3.00%), 5.23%, due 7/31/2025	821
1,325	Prime Security Services Borrower, LLC, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 5/2/2022	1,323
1,076	ServiceMaster Company, Term Loan B, (1 month USD LIBOR + 2.50%), 4.73%, due 11/8/2023	1,075
1,324	Solera, LLC, Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 3/3/2023	1,319
1,324	Tempo Acquisition LLC, Term Loan, (1 month USD LIBOR + 3.00%), 5.23%, due 5/1/2024	1,325
867	West Corporation, Term Loan, (3 month USD LIBOR + 4.00%), 6.52%, due 10/10/2024	808
888	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.99%, due 5/18/2025	863
		16,731

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
Cable & Satellite Television 0.5%
$1,362	Altice France S.A., Term Loan B13, (1 month USD LIBOR + 4.00%), 6.33%, due 8/14/2026	$1,354
2,633	Charter Communications Operating, LLC, Term Loan B, (3 month USD LIBOR + 2.00%), 4.33%, due 4/30/2025	2,637
2,190	CSC Holdings, LLC, Term Loan B, (1 month USD LIBOR + 3.00%), 5.33%, due 4/15/2027	2,197
1,326	Lions Gate Capital Holdings LLC, Term Loan B, (1 month USD LIBOR + 2.25%), 4.48%, due 3/24/2025	1,323
1,335	Telenet Financing USD LLC, Term Loan AN, (1 month USD LIBOR + 2.25%), 4.58%, due 8/15/2026	1,329
1,840	Unitymedia Finance LLC, Term Loan E, (3 month USD LIBOR + 2.00%), 4.35%, due 6/1/2023	1,838
893	WideOpenWest Finance LLC, Term Loan B, (3 month USD LIBOR + 3.25%), 5.52%, due 8/18/2023	876
1,345	Ziggo Secured Finance Partnership, Term Loan E, (1 month USD LIBOR + 2.50%), 4.83%, due 4/15/2025	1,336
		12,890
Chemicals & Plastics 0.2%
1,031	Platform Specialty Products Corporation, Term Loan, (1 month USD LIBOR + 2.25%), 4.48%, due 1/30/2026	1,030
1,325	PQ Corporation, Term Loan B, (3 month USD LIBOR + 2.50%), 4.76%, due 2/8/2025	1,323
1,321	Solenis Holdings LLC, First Lien Term Loan, (3 month USD LIBOR + 4.25%), 6.77%, due 6/26/2025	1,297
1,322	Starfruit Finco B.V, Term Loan B, (1 month USD LIBOR + 3.25%), 5.61%, due 10/1/2025	1,298	(c)
1,320	Univar Inc., Term Loan B, (1 month USD LIBOR + 2.25%), 4.48%, due 7/1/2024	1,321
		6,269
Conglomerates 0.0%(d)
1,280	Penn Engineering & Manufacturing Corp., Term Loan B, (1 month USD LIBOR + 2.75%), 4.99%, due 6/27/2024	1,279
Containers & Glass Products 0.2%
2,643	Berry Global, Inc., Term Loan R, (1 month USD LIBOR + 2.25%), 4.63%, due 1/19/2024	2,634
1,347	BWAY Holding Company, Term Loan B, (3 month USD LIBOR + 3.25%), 5.59%, due 4/3/2024	1,325
1,317	Reynolds Group Holdings Inc., Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 2/5/2023	1,316
1,355	Trident TPI Holdings, Inc., Term Loan B1, (1 month USD LIBOR + 3.25%), 5.48%, due 10/17/2024	1,310
		6,585
Cosmetics - Toiletries 0.0%(d)
920	Sunshine Luxembourg VII SARL, First Lien Term Loan, (USD LIBOR + 4.25%), due 7/16/2026	923	(e)(f)
Diversified Insurance 0.1%
1,325	Sedgwick Claims Management Services, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 12/31/2025	1,303
Drugs 0.2%
1,312	Amneal Pharmaceuticals LLC, Term Loan B, (1 month USD LIBOR + 3.50%), 5.75%, due 5/4/2025	1,213
2,176	Bausch Health Companies Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 5.13%, due 11/27/2025	2,175

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
$1,334	Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, (3 month USD LIBOR + 4.25%), 6.50%, due 4/29/2024	$1,214
1,321	Jaguar Holding Company II, Term Loan, (1 month USD LIBOR + 2.50%), 4.73%, due 8/18/2022	1,319
656	Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.38%, due 6/2/2025	658
		6,579
Electronics - Electrical 0.6%
413	Avast Software B.V., Term Loan B, (3 month USD LIBOR + 2.25%), 4.58%, due 9/30/2023	414
2,185	CommScope, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 4/6/2026	2,185
2,632	Dell International LLC, Term Loan B, (1 month USD LIBOR + 2.00%), 4.24%, due 9/7/2023	2,638
1,300	Energizer Holdings, Inc., Term Loan B, (1 month USD LIBOR + 2.25%), 4.69%, due 12/17/2025	1,298
994	Go Daddy Operating Company, LLC, Term Loan, (1 month USD LIBOR + 2.00%), 4.23%, due 2/15/2024	996
	Hyland Software, Inc.
440	Term Loan 3, (1 month USD LIBOR + 3.25%), due 7/1/2024	440	(e)(f)
160	Second Lien Term Loan, (1 month USD LIBOR + 7.00%), 9.23%, due 7/7/2025	161
200	IGT Holding IV AB, Term Loan B, (3 month USD LIBOR + 3.75%), 6.08%, due 7/31/2024	200	(c)
776	Infor (US), Inc., Term Loan B6, (3 month USD LIBOR + 2.75%), 5.08%, due 2/1/2022	776
1,386	Rackspace Hosting, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.58%, due 11/3/2023	1,284
631	Riverbed Technology, Inc., Term Loan, (1 month USD LIBOR + 3.25%), 5.49%, due 4/24/2022	532
1,312	Sophia, L.P., Term Loan B, (3 month USD LIBOR + 3.25%), 5.58%, due 9/30/2022	1,312
641	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1 month USD LIBOR + 2.25%), 4.48%, due 4/16/2025	641
1,077	SS&C Technologies Inc., Term Loan B3, (1 month USD LIBOR + 2.25%), 4.48%, due 4/16/2025	1,076
1,325	Vertafore, Inc., First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.48%, due 7/2/2025	1,299
1,337	Western Digital Corporation, Term Loan B4, (3 month USD LIBOR + 1.75%), 4.01%, due 4/29/2023	1,325
		16,577
Equipment Leasing 0.0%(d)
775	Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 month USD LIBOR + 1.75%), 4.02%, due 1/15/2025	777
Financial Intermediaries 0.1%
2,195	LPL Holdings, Inc., First Lien Term Loan B, (3 month USD LIBOR + 2.25%), 4.52%, due 9/23/2024	2,199
Food & Drug Retailers 0.1%
1,317	Albertsons, LLC, Term Loan B6, (1 month USD LIBOR + 3.00%), 5.23%, due 6/22/2023	1,319
Food Products 0.0%(d)
1,301	Nomad Foods Europe Midco Limited, Term Loan B4, (1 month USD LIBOR + 2.25%), 4.58%, due 5/15/2024	1,297

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
Food Service 0.4%
$2,643	1011778 B.C. Unlimited Liability Company, Term Loan B3, (1 month USD LIBOR + 2.25%), 4.48%, due 2/16/2024	$2,642
2,650	Aramark Services, Inc., Term Loan B3, (3 month USD LIBOR + 1.75%), 4.08%, due 3/11/2025	2,649
2,199	KFC Holding Co., Term Loan B, (1 month USD LIBOR + 1.75%), 4.05%, due 4/3/2025	2,197
1,327	US Foods, Inc., Term Loan B, (1 month USD LIBOR + 2.00%), 4.23%, due 6/27/2023	1,324
880	Welbilt, Inc., Term Loan B, (1 month USD LIBOR + 2.50%), 4.73%, due 10/23/2025	870
		9,682
Health Care 0.5%
878	Athenahealth, Inc., Term Loan B, (3 month USD LIBOR + 4.50%), 7.05%, due 2/11/2026	880
1,232	Auris Luxembourg III S.a.r.l., Term Loan B2, (1 month USD LIBOR + 3.75%), 5.98%, due 2/27/2026	1,235	(e)(f)
	Concentra Inc.
1,325	First Lien Term Loan, (3 month USD LIBOR + 2.75%), 5.21%, due 6/1/2022	1,324
325	Second Lien Term Loan, (3 month USD LIBOR + 6.50%), 8.96%, due 6/1/2023	327
921	Envision Healthcare Corporation, First Lien Term Loan, (1 month USD LIBOR + 3.75%), 5.98%, due 10/10/2025	790
2,194	Grifols Worldwide Operations USA, Inc., Term Loan, (1 week USD LIBOR + 2.25%), 4.60%, due 1/31/2025	2,199
2,628	HCA Inc., Term Loan B10, (3 month USD LIBOR + 2.00%), 4.33%, due 3/13/2025	2,634
1,354	MPH Acquisition Holdings LLC, Term Loan B, (3 month USD LIBOR + 2.75%), 5.08%, due 6/7/2023	1,313
1,320	Select Medical Corporation, Term Loan B, (3 month USD LIBOR + 2.50%), 4.85%, due 3/6/2025	1,316
1,579	Syneos Health, Inc., Term Loan B, (1 month USD LIBOR + 2.00%), 4.23%, due 8/1/2024	1,574
871	Verscend Holding Corp., Term Loan B, (1 month USD LIBOR + 4.50%), 6.73%, due 8/27/2025	875
		14,467
Industrial Equipment 0.1%
	Brookfield WEC Holdings Inc.
767	First Lien Term Loan, (1 month USD LIBOR + 3.50%), 5.73%, due 8/1/2025	769	(e)(f)
70	Second Lien Term Loan, (1 month USD LIBOR + 6.75%), 8.98%, due 8/3/2026	71
445	Crosby Group LLC (The), Term Loan B, (USD LIBOR + 4.75%), due 6/12/2026	441	(e)(f)
1,266	Filtration Group Corporation, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.23%, due 3/29/2025	1,267
585	Pro Mach Group, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 5.06%, due 3/7/2025	568
		3,116
Leisure Goods - Activities - Movies 0.4%
2,194	AMC Entertainment Holdings, Inc., Term Loan B, (6 month USD LIBOR + 3.00%), 5.23%, due 4/22/2026	2,196
1,327	CityCenter Holdings, LLC, Term Loan B, (1 month USD LIBOR + 2.25%), 4.48%, due 4/18/2024	1,328

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
$1,157	Crown Finance US, Inc., Term Loan, (1 month USD LIBOR + 2.25%), 4.48%, due 2/28/2025	$1,152
1,350	Delta 2 (LUX) S.a.r.l., Term Loan, (1 month USD LIBOR + 2.50%), 4.73%, due 2/1/2024	1,332
1,336	Emerald Expositions Holding, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 5/22/2024	1,308
1,322	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1 month USD LIBOR + 3.00%), 5.23%, due 3/31/2024	1,321
1,340	WMG Acquisition Corp., Term Loan F, (1 month USD LIBOR + 2.13%), 4.36%, due 11/1/2023	1,336
		9,973
Lodging & Casinos 0.3%
1,296	Caesars Resort Collection, LLC, First Lien Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 12/22/2024	1,285
1,330	Eldorado Resorts LLC, Term Loan B, (USD LIBOR + 2.25%), 4.58%, due 4/17/2024	1,327	(g)
279	Golden Entertainment, Inc., First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.25%, due 10/21/2024	279	(c)
	Mohegan Tribal Gaming Authority
169	Term Loan A, (1 month USD LIBOR + 3.75%), 5.98%, due 10/13/2021	162
1,177	Term Loan B, (1 month USD LIBOR + 4.00%), 6.23%, due 10/13/2023	1,092
1,327	Scientific Games International, Inc., Term Loan B5, (1 month USD LIBOR + 2.75%), 4.98%, due 8/14/2024	1,319
1,317	Station Casinos LLC, Term Loan B, (1 month USD LIBOR + 2.50%), 4.74%, due 6/8/2023	1,318
1,775	Wynn Resorts, Limited, Term Loan B, (1 month USD LIBOR + 2.25%), 4.66%, due 10/30/2024	1,777
		8,559
Nonferrous Metals - Minerals 0.0%(d)
209	Covia Holdings Corporation, Term Loan, (3 month USD LIBOR + 4.00%), 6.31%, due 6/1/2025	178
Oil & Gas 0.1%
878	BCP Renaissance Parent LLC, Term Loan B, (3 month USD LIBOR + 3.50%), due 10/31/2024	876	(e)(f)
465	Gavilan Resources, LLC, Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.23%, due 3/1/2024	206	(c)
1,343	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.23%, due 2/17/2025	1,293
1,324	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.48%, due 10/30/2024	1,304
		3,679
Property & Casualty Insurance 0.1%
2,186	Asurion LLC, Term Loan B7, (1 month USD LIBOR + 3.00%), 5.23%, due 11/3/2024	2,190
Publishing 0.1%
522	Harland Clarke Holdings Corp., Term Loan B7, (3 month USD LIBOR + 4.75%), 7.08%, due 11/3/2023	399
2,215	Nielsen Finance LLC, Term Loan B4, (1 month USD LIBOR + 2.00%), 4.37%, due 10/4/2023	2,210
		2,609
Radio & Television 0.1%
610	Cumulus Media New Holdings Inc., Term Loan, (1 month USD LIBOR + 4.50%), 6.74%, due 5/15/2022	614

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
$1,315	iHeartCommunications, Inc., Term Loan, (3 month USD LIBOR + 4.00%), 6.58%, due 5/1/2026	$1,324	(e)(f)
1,393	Univision Communications Inc., Term Loan C5, (1 month USD LIBOR + 2.75%), 4.98%, due 3/15/2024	1,362
		3,300
Retailers (except food & drug) 0.2%
1,334	Bass Pro Group, LLC, Term Loan B, (1 month USD LIBOR + 5.00%), 7.23%, due 9/25/2024	1,260
1,313	BJ’s Wholesale Club, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.08%, due 2/3/2024	1,315
	EG America LLC
826	Term Loan, (3 month USD LIBOR + 4.00%), 6.33%, due 2/7/2025	817	(e)(f)
62	Second Lien Term Loan, (3 month USD LIBOR + 8.00%), 10.33%, due 4/20/2026	61
1,503	Staples, Inc., Term Loan, (1 month USD LIBOR + 5.00%), 7.33%, due 4/16/2026	1,465
		4,918
Steel 0.1%
1,305	MRC Global (US) Inc., First Lien Term Loan B, (1 month USD LIBOR + 3.00%), 5.23%, due 9/20/2024	1,307
1,296	TMS International Corp., Term Loan B2, (USD LIBOR + 2.75%), 5.00%, due 8/14/2024	1,294	(c)(g)
		2,601
Surface Transport 0.1%
2,219	Avis Budget Car Rental, LLC, Term Loan B, (1 month USD LIBOR + 2.00%), 4.24%, due 2/13/2025	2,214
1,328	Hertz Corporation, (The), Term Loan B, (1 month USD LIBOR + 2.75%), 4.99%, due 6/30/2023	1,322
		3,536
Telecommunications 0.5%
1,327	CenturyLink, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 1/31/2025	1,318
1,343	Frontier Communications Corp., Term Loan B1, (1 month USD LIBOR + 3.75%), 5.99%, due 6/15/2024	1,326
1,369	GTT Communications, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 5/31/2025	1,198
	Intelsat Jackson Holdings S.A.
2,208	Term Loan B3, (1 month USD LIBOR + 3.75%), 5.99%, due 11/27/2023	2,212
63	Term Loan B4, (1 month USD LIBOR + 4.50%), 6.74%, due 1/2/2024	63
2,645	Level 3 Financing Inc., Term Loan B, (1 month USD LIBOR + 2.25%), 4.48%, due 2/22/2024	2,646
2,217	Sprint Communications, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.25%, due 2/2/2024	2,215
120	Syniverse Holdings, Inc., Second Lien Term Loan, (1 month USD LIBOR + 9.00%), 11.33%, due 3/11/2024	84
1,327	Telesat Canada, Term Loan B4, (3 month USD LIBOR + 2.50%), 4.83%, due 11/17/2023	1,327
1,325	Zayo Group, LLC, Term Loan, (1 month USD LIBOR + 2.25%), 4.48%, due 1/19/2024	1,325
		13,714
Utilities 0.2%
1,100	Blackstone CQP Holdco LP, Term Loan B, (3 month USD LIBOR + 3.50%), 5.89%, due 9/30/2024	1,104

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
$1,325	Calpine Corporation, Term Loan B9, (3 month USD LIBOR + 2.75%), 5.08%, due 4/5/2026	$1,325
1,268	Eastern Power, LLC, Term Loan B, (1 month USD LIBOR + 3.75%), 5.98%, due 10/2/2023	1,271
1,315	Edgewater Generation, LLC, Term Loan, (1 month USD LIBOR + 3.75%), due 12/13/2025	1,308	(e)(f)
1,032	Nautilus Power, LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.48%, due 5/16/2024	1,027
		6,035

	Total Loan Assignments (Cost $173,724)	172,161

U.S. Treasury Obligations 23.1%
	U.S. Treasury Bill
200	2.36%, due 9/12/2019	200	(h)
15,100	2.34%, due 1/2/2020	14,970	(h)(i)
5	U.S. Treasury Bonds, 4.50%, due 2/15/2036	7
	U.S. Treasury Inflation-Indexed Bonds(j)
12,728	2.00%, due 1/15/2026	14,142
32,862	0.50%, due 1/15/2028	33,433
3,198	3.63%, due 4/15/2028	4,100
42,594	0.88%, due 1/15/2029	44,879
12,112	2.50%, due 1/15/2029	14,566
63,990	3.88%, due 4/15/2029	85,570	(k)
20,176	3.38%, due 4/15/2032	27,620
23,534	1.00%, due 2/15/2046 – 2/15/2048	24,907
	U.S. Treasury Notes
61,545	1.38%, due 1/15/2020	61,338
23,790	2.00%, due 1/15/2021	23,804
65,610	2.88%, due 5/31/2025	69,213
93,110	2.25%, due 11/15/2027	95,103
123,445	2.75%, due 2/15/2028 – 8/15/2042	130,106

	Total U.S. Treasury Obligations (Cost $632,625)	643,958

U.S. Government Agency Securities 0.1%
2,030	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,836)	2,867
Mortgage-Backed Securities 27.9%
Collateralized Mortgage Obligations 7.4%
360	Angel Oak Mortgage Trust LLC, Ser. 2017-3, Class A1, 2.71%, due 11/25/2047	359	(l)(m)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
	Fannie Mae Connecticut Avenue Securities
$19,918	Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 5.92%, due 9/25/2029	$21,155	(b)(k)
16,585	Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.27%, due 10/25/2029	17,336	(b)
6,598	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 5.12%, due 11/25/2029	6,812	(b)
8,950	Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 4.92%, due 2/25/2030	9,208	(b)
10,770	Ser. 2017-C06, Class 2M2, (1 month USD LIBOR + 2.80%), 5.07%, due 2/25/2030	11,104	(b)
16,691	Ser. 2017-C07, Class 2M2, (1 month USD LIBOR + 2.50%), 4.77%, due 5/25/2030	16,961	(b)(k)
2,670	Ser. 2017-C07, Class 1M2, (1 month USD LIBOR + 2.40%), 4.67%, due 5/28/2030	2,708	(b)
12,430	Ser. 2018-C01, Class 1M2, (1 month USD LIBOR + 2.25%), 4.52%, due 7/25/2030	12,560	(b)
10,400	Ser. 2018-C02, Class 2M2, (1 month USD LIBOR + 2.20%), 4.47%, due 8/25/2030	10,478	(b)
	Freddie Mac Multifamily Structured Pass Through Certificates
70,984	Ser. K083, Class XAM, 0.05%, due 10/25/2028	581	(m)(n)
77,922	Ser. K085, Class XAM, 0.06%, due 10/25/2028	710	(m)(n)
14,659	Freddie Mac REMICS, Ser. 4150, Class SP, (6.15% - 1 month USD LIBOR), 3.83%, due 1/15/2043	2,642	(b)(n)
	Freddie Mac Structured Agency Credit Risk Debt Notes
9,610	Ser. 2017-DNA1, Class M2, (1 month USD LIBOR + 3.25%), 5.52%, due 7/25/2029	10,158	(b)
19,826	Ser. 2017-DNA2, Class M2, (1 month USD LIBOR + 3.45%), 5.72%, due 10/25/2029	21,199	(b)
9,935	Ser. 2017-HQA2, Class M2, (1 month USD LIBOR + 2.65%), 4.92%, due 12/25/2029	10,188	(b)(k)
16,454	Ser. 2017-DNA3, Class M2, (1 month USD LIBOR + 2.50%), 4.77%, due 3/25/2030	16,833	(b)
3,250	Ser. 2017-HQA3, Class M2, (1 month USD LIBOR + 2.35%), 4.62%, due 4/25/2030	3,299	(b)
5,680	Ser. 2018-DNA1, Class M2, (1 month USD LIBOR + 1.80%), 4.07%, due 7/25/2030	5,667	(b)(k)
15,275	Ser. 2018-HQA1, Class M2, (1 month USD LIBOR + 2.30%), 4.57%, due 9/25/2030	15,370	(b)
424	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, (1 month USD LIBOR + 0.16%), 2.43%, due 10/25/2036	417	(b)
9,730	OBX Trust, Ser. 2019-EXP2, Class 2A1A, (1 month USD LIBOR + 0.90%), 3.27%, due 7/25/2059	9,724	(b)(l)
1,000	Permanent Master Issuer PLC, Ser. 2018-1A, Class 1A1, (3 month USD LIBOR + 0.38%), 2.68%, due 7/15/2058	1,000	(b)(l)
		206,469

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
Commercial Mortgage-Backed 1.5%
	Citigroup Commercial Mortgage Trust
$5,357	Ser. 2012-GC8, Class XA, 1.77%, due 9/10/2045	$234	(l)(m)(n)
1,881	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	1,887
1,000	Ser. 2012-GC8, Class B, 4.29%, due 9/10/2045	1,037	(l)
53,615	Ser. 2014-GC25, Class XA, 1.00%, due 10/10/2047	2,360	(m)(n)
31,383	Ser. 2015-GC27, Class XA, 1.37%, due 2/10/2048	1,805	(m)(n)
	Commercial Mortgage Trust
35,299	Ser. 2012-CR2, Class XA, 1.64%, due 8/15/2045	1,410	(m)(n)
165	Ser. 2012-CR3, Class XA, 1.86%, due 10/15/2045	8	(m)(n)
32,356	Ser. 2014-CR16, Class XA, 0.98%, due 4/10/2047	1,260	(m)(n)
29,669	Ser. 2014-CR17, Class XA, 0.98%, due 5/10/2047	1,173	(m)(n)
41,400	Ser. 2014-UBS3, Class XA, 1.09%, due 6/10/2047	1,858	(m)(n)
51,017	Ser. 2014-UBS6, Class XA, 0.94%, due 12/10/2047	1,858	(m)(n)
	CSAIL Commercial Mortgage Trust
8,258	Ser. 2018-CX11, Class A1, 2.89%, due 4/15/2051	8,314
35,708	Ser. 2015-C2, Class XA, 0.78%, due 6/15/2057	1,258	(m)(n)
	FRESB Mortgage Trust
2,665	Ser. 2017-SB29, Class B, (6 month USD LIBOR + 3.42%), 3.42%, due 3/25/2037	2,171	(b)
7,117	Ser. 2017-SB38, Class B, (6 month USD LIBOR + 9.50%), 11.70%, due 8/25/2037	5,801	(b)(l)
	GS Mortgage Securities Trust
264	Ser. 2011-GC5, Class XA, 1.33%, due 8/10/2044	5	(l)(m)(n)
61,093	Ser. 2014-GC18, Class XA, 1.02%, due 1/10/2047	2,323	(m)(n)
54,126	Ser. 2015-GC30, Class XA, 0.84%, due 5/10/2050	1,774	(m)(n)
681	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class XA, 0.69%, due 7/15/2049	5	(l)(m)(n)
1,000	TPG Real Estate Finance Issuer Ltd., Ser. 2018-FL1, Class C, (1 month USD LIBOR + 1.90%), 4.21%, due 2/15/2035	1,001	(b)(l)
	WF-RBS Commercial Mortgage Trust
8,604	Ser. 2011-C2, Class XA, 0.78%, due 2/15/2044	80	(l)(m)(n)
220	Ser. 2012-C6, Class XA, 2.07%, due 4/15/2045	9	(l)(m)(n)
102,868	Ser. 2013-C14, Class XB, 0.14%, due 6/15/2046	783	(m)(n)
35,542	Ser. 2014-C21, Class XA, 1.05%, due 8/15/2047	1,528	(m)(n)
59,897	Ser. 2014-C25, Class XA, 0.85%, due 11/15/2047	2,072	(m)(n)
17,232	Ser. 2014-C22, Class XA, 0.82%, due 9/15/2057	573	(m)(n)
		42,587
Fannie Mae 14.2%
	Pass-Through Certificates
6	5.00%, due 6/1/2040 — 7/1/2040	6
77	6.00%, due 9/1/2033 — 9/1/2040	86
—	6.50%, due 9/1/2032	1
—	7.50%, due 12/1/2032	1
55,965	3.00%, TBA, 30 Year Maturity	56,459	(o)
21,160	3.50%, TBA, 15 Year Maturity	21,856	(o)
97,490	3.50%, TBA, 30 Year Maturity	99,824	(o)
181,850	4.00%, TBA, 30 Year Maturity	188,229	(o)
26,615	4.50%, TBA, 30 Year Maturity	27,893	(o)
		394,355
Freddie Mac 0.0%(d)
6	Pass-Through Certificates, 5.00%, due 12/1/2028	6

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
	Ginnie Mae 4.8%
		Pass-Through Certificates
$—		6.50%, due 7/15/2032	$—
	1	7.00%, due 8/15/2032	1
	27,595	3.00%, TBA, 30 Year Maturity	28,186	(o)
	39,385	3.50%, TBA, 30 Year Maturity	40,715	(o)
	62,545	4.00%, TBA, 30 Year Maturity	64,953	(o)
			133,855

		Total Mortgage-Backed Securities (Cost $791,581)	777,272

Corporate Bonds 45.9%
	Advertising 0.3%
		Clear Channel Worldwide Holdings, Inc.
	460	Ser. A, 6.50%, due 11/15/2022	469
	210	Ser. B, 6.50%, due 11/15/2022	214
	700	9.25%, due 2/15/2024	760	(l)
	60	Lamar Media Corp., 5.38%, due 1/15/2024	62
		Nielsen Co. Luxembourg S.a.r.l.
	390	5.50%, due 10/1/2021	391	(l)
	535	5.00%, due 2/1/2025	516	(l)
		Nielsen Finance LLC/Nielsen Finance Co.
	1,115	4.50%, due 10/1/2020	1,118
	2,580	5.00%, due 4/15/2022	2,576	(k)(l)
		Outfront Media Capital LLC/Outfront Media Capital Corp.
	590	5.63%, due 2/15/2024	606
	1,930	5.88%, due 3/15/2025	1,985
	315	5.00%, due 8/15/2027	320	(l)
			9,017
	Aerospace & Defense 0.3%
	1,225	BBA US Holdings, Inc., 5.38%, due 5/1/2026	1,282	(l)
		TransDigm, Inc.
	165	6.00%, due 7/15/2022	167
	471	6.50%, due 7/15/2024	484
	3,595	6.25%, due 3/15/2026	3,770	(l)
	1,735	6.38%, due 6/15/2026	1,767
	655	7.50%, due 3/15/2027	691	(l)
	624	United Technologies Corp., (3 month USD LIBOR + 0.65%), 3.17%, due 8/16/2021	624	(b)
			8,785
	Agriculture 0.3%
		BAT Capital Corp.
	1,190	(3 month USD LIBOR + 0.59%), 3.12%, due 8/14/2020	1,192	(b)
	7,630	4.54%, due 8/15/2047	7,220
	1,225	Darling Ingredients, Inc., 5.25%, due 4/15/2027	1,273	(l)
			9,685
	Airlines 0.0%(d)
	650	Unity 1 Sukuk Ltd., 3.86%, due 11/30/2021	659	(p)
	Apparel 0.0%(d)
EUR	605	Levi Strauss & Co., 3.38%, due 3/15/2027	710
EUR	418	Samsonite Finco S.a.r.l, 3.50%, due 5/15/2026	470	(p)
			1,180

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)
Auto Manufacturers 0.7%
		BMW US Capital LLC
$350		(3 month USD LIBOR + 0.38%), 2.68%, due 4/6/2020	$351	(b)(l)
750		(3 month USD LIBOR + 0.50%), 3.04%, due 8/13/2021	752	(b)(l)
500		Daimler Finance N.A. LLC, (3 month USD LIBOR + 0.53%), 3.10%, due 5/5/2020	501	(b)(l)
	4,075	General Motors Financial Co., Inc., 5.10%, due 1/17/2024	4,367	(k)
EUR	454	Jaguar Land Rover Automotive PLC, 4.50%, due 1/15/2026	436	(p)
EUR	3,075	Volkswagen Bank GmbH, 1.25%, due 12/15/2025	3,519	(p)
		Volkswagen Int'l Finance NV
EUR	765	2.50%, due 3/20/2022	863	(p)(q)(r)
EUR	5,200	2.70%, due 12/14/2022	5,876	(p)(q)(r)
EUR	2,200	Ser. NC6, 3.38%, due 6/27/2024	2,532	(p)(q)(r)
EUR	700	3.88%, due 6/14/2027	808	(p)(q)(r)
			20,005
Auto Parts & Equipment 0.2%
EUR	414	Faurecia SA, 2.63%, due 6/15/2025	478	(p)
EUR	650	Goodyear Europe BV, 3.75%, due 12/15/2023	729	(p)
$40		Goodyear Tire & Rubber Co., 5.13%, due 11/15/2023	41
EUR	939	Grupo Antolin-Irausa SA, 3.38%, due 4/30/2026	895	(p)
EUR	392	IHO Verwaltungs GmbH, 3.75% Cash/4.50% PIK, due 9/15/2026	436	(p)(s)
$1,650		LKQ Corp., 4.75%, due 5/15/2023	1,677
EUR	993	LKQ Italia Bondco SpA, 3.88%, due 4/1/2024	1,219	(p)
EUR	394	Tenneco, Inc., 4.88%, due 4/15/2022	423	(p)
			5,898
Banking 0.1%
		Ally Financial, Inc.
$380		8.00%, due 3/15/2020	392
400		7.50%, due 9/15/2020	419
170		4.25%, due 4/15/2021	173
120		4.13%, due 2/13/2022	123
		CIT Group, Inc.
95		4.13%, due 3/9/2021	97
160		5.00%, due 8/15/2022	169
			1,373
Banks 6.8%
		ABN AMRO Bank NV
500		(3 month USD LIBOR + 0.57%), 3.09%, due 8/27/2021	502	(b)(l)
EUR	1,700	4.75%, due 9/22/2027	1,948	(p)(q)(r)
$200		Banco Davivienda SA, 5.88%, due 7/9/2022	212	(p)
200		Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, due 6/6/2024	201	(p)
150		Banco Int'l del Peru SAA Interbank, 3.38%, due 1/18/2023	151	(p)
5,895		Banco Santander SA, 3.80%, due 2/23/2028	6,050	(k)
122		Bancolombia SA, 5.95%, due 6/3/2021	128

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000's omitted)		(000's omitted)
		Bank of America Corp.
$4,810		2.74%, due 1/23/2022	$4,825	(k)(q)
	1,375	(3 month USD LIBOR + 0.65%), 3.00%, due 6/25/2022	1,381	(b)
	8,775	3.71%, due 4/24/2028	9,216	(k)(q)
	6,360	3.97%, due 3/5/2029	6,799	(k)(q)
	725	Bank of New York Mellon, (3 month USD LIBOR + 0.28%), 2.78%, due 6/4/2021	726	(b)
	5,920	Barclays PLC, 4.38%, due 1/12/2026	6,114	(k)
		BBVA Bancomer SA
	355	7.25%, due 4/22/2020	365	(p)
	200	6.75%, due 9/30/2022	216	(p)
	200	China Construction Bank Asia Corp. Ltd., 4.25%, due 8/20/2024	200	(p)(q)
		Citigroup, Inc.
	1,300	(3 month USD LIBOR + 0.96%), 3.24%, due 4/25/2022	1,312	(b)
	12,720	3.89%, due 1/10/2028	13,431	(k)(q)
	5,165	3.52%, due 10/27/2028	5,330	(k)(q)
GBP	2,980	CYBG PLC, 8.00%, due 12/8/2022	3,479	(p)(q)(r)
		DIB Sukuk Ltd.
$400		2.92%, due 6/3/2020	400	(p)
	200	3.60%, due 3/30/2021	202	(p)
	200	3.63%, due 2/6/2023	204	(p)
	200	Emirates Development Bank PJSC, 3.52%, due 3/6/2024	205	(p)
		Goldman Sachs Group, Inc.
	1,350	(3 month USD LIBOR + 1.11%), 3.38%, due 4/26/2022	1,362	(b)
	16,540	3.81%, due 4/23/2029	17,289	(k)(q)
	7,220	4.02%, due 10/31/2038	7,531	(k)(q)
	4,325	5.15%, due 5/22/2045	5,009	(k)
	200	Grupo Aval Ltd., 4.75%, due 9/26/2022	204	(p)
	289	Gulf Int'l Bank BSC, 3.50%, due 3/25/2022	290	(p)
		HSBC Holdings PLC
	500	(3 month USD LIBOR + 0.60%), 3.12%, due 5/18/2021	501	(b)
	13,150	6.00%, due 5/22/2027	13,232	(k)(q)(r)
	267	Itau CorpBanca, 3.88%, due 9/22/2019	267	(p)
		JPMorgan Chase & Co.
	1,350	(3 month USD LIBOR + 0.55%), 3.00%, due 3/9/2021	1,352	(b)
	6,220	3.88%, due 7/24/2038	6,603	(k)(q)
		Morgan Stanley
	4,915	Ser. H, 5.91%, due 10/15/2019	4,927	(k)(q)(r)
	1,300	(3 month USD LIBOR + 1.18%), 3.46%, due 1/20/2022	1,313	(b)
	15,385	3.59%, due 7/22/2028	15,951	(k)(q)
	600	National Australia Bank Ltd., (3 month USD LIBOR + 0.35%), 2.69%, due 1/12/2021	601	(b)(l)
		Nederlandse Waterschapsbank NV
EUR	4,700	0.50%, due 4/29/2030	5,447	(p)
EUR	4,350	1.25%, due 5/27/2036	5,480	(p)
EUR	4,805	NRW Bank, 1.20%, due 3/28/2039	5,987
DKK	166,295	Nykredit Realkredit A/S, 2.00%, due 10/1/2047	25,427	(p)
$200		Philippine National Bank, 3.28%, due 9/27/2024	200	(p)
	200	QIB Sukuk Ltd., 3.25%, due 5/23/2022	201	(p)
	200	QNB Finance Ltd., (3 month USD LIBOR + 1.35%), 3.87%, due 5/31/2021	202	(b)(p)
	595	QNB Finansbank A/S, 6.88%, due 9/7/2024	613	(l)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000's omitted)		(000's omitted)
$950	Royal Bank of Canada, (3 month USD LIBOR + 0.47%), 2.73%, due 4/29/2022	$952	(b)
500	Santander UK PLC, (3 month USD LIBOR + 0.62%), 3.14%, due 6/1/2021	501	(b)
200	Shinhan Bank Co. Ltd., 3.88%, due 12/7/2026	204	(p)(q)
500	Toronto-Dominion Bank, (3 month USD LIBOR + 0.43%), 2.88%, due 6/11/2021	502	(b)
200	Trade & Development Bank of Mongolia LLC, 9.38%, due 5/19/2020	207	(p)
200	Turkiye Vakiflar Bankasi TAO, 5.50%, due 10/27/2021	195	(p)
280	US Bank N.A., (3 month USD LIBOR + 0.29%), 2.81%, due 5/21/2021	280	(b)
1,300	Wells Fargo & Co., (3 month USD LIBOR + 0.93%), 3.47%, due 2/11/2022	1,308	(b)
1,000	Westpac Banking Corp., (3 month USD LIBOR + 0.85%), 3.37%, due 8/19/2021	1,011	(b)
		188,746
Beverages 1.2%
5,025	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	5,622
605	Anheuser-Busch InBev Finance, Inc., (3 month USD LIBOR + 1.26%), 3.51%, due 2/1/2021	614	(b)
	Anheuser-Busch InBev Worldwide, Inc.
5,550	4.60%, due 4/15/2048	6,106	(k)
9,870	4.75%, due 4/15/2058	10,919	(k)
7,315	5.80%, due 1/23/2059	9,328	(k)
675	Diageo Capital PLC, (3 month USD LIBOR + 0.24%), 2.76%, due 5/18/2020	676	(b)
		33,265
Brokerage 0.1%
3,265	LPL Holdings, Inc., 5.75%, due 9/15/2025	3,379	(k)(l)
Building & Construction 0.5%
	Lennar Corp.
660	4.75%, due 4/1/2021	675
45	4.13%, due 1/15/2022	46
305	4.88%, due 12/15/2023	321
	Meritage Homes Corp.
240	7.15%, due 4/15/2020	246
340	7.00%, due 4/1/2022	371
565	5.13%, due 6/6/2027	586
	Shea Homes L.P./Shea Homes Funding Corp.
334	5.88%, due 4/1/2023	344	(l)
1,250	6.13%, due 4/1/2025	1,297	(l)
	Taylor Morrison Communities, Inc.
530	6.63%, due 5/15/2022	548
1,300	5.88%, due 6/15/2027	1,359	(l)
425	5.75%, due 1/15/2028	440	(l)(t)
1,675	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/2024	1,746	(l)
	Toll Brothers Finance Corp.
390	5.88%, due 2/15/2022	412
560	4.38%, due 4/15/2023	580
650	5.63%, due 1/15/2024	700
465	4.88%, due 3/15/2027	491
550	4.35%, due 2/15/2028	555
	TRI Pointe Group, Inc.
560	4.88%, due 7/1/2021	571
925	5.25%, due 6/1/2027	911
275	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, due 6/15/2024	287
		12,486

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000's omitted)		(000's omitted)
Building Materials 0.4%
		Beacon Roofing Supply, Inc.
$410		6.38%, due 10/1/2023	$423
	1,740	4.88%, due 11/1/2025	1,723	(l)
	675	CD&R Waterworks Merger Sub LLC, 6.13%, due 8/15/2025	695	(l)
EUR	674	CEMEX Finance LLC, 4.63%, due 6/15/2024	787	(p)
EUR	135	Cemex SAB de CV, 2.75%, due 12/5/2024	155	(p)
		Jeld-Wen, Inc.
$1,050		4.63%, due 12/15/2025	1,033	(l)
	1,650	4.88%, due 12/15/2027	1,615	(l)
		Masonite Int'l Corp.
	321	5.63%, due 3/15/2023	330	(l)
	2,495	5.75%, due 9/15/2026	2,601	(l)
	400	5.38%, due 2/1/2028	410	(l)
	200	Votorantim Cimentos Int'l SA, 7.25%, due 4/5/2041	241	(p)
			10,013
Cable & Satellite Television 0.8%
		CCO Holdings LLC/CCO Holdings Capital Corp.
	850	5.25%, due 9/30/2022	860	(k)
	1,215	5.13%, due 2/15/2023	1,232	(k)
	70	4.00%, due 3/1/2023	70	(l)
	595	5.13%, due 5/1/2023	609	(k)(l)
	180	5.75%, due 1/15/2024	184
	705	5.88%, due 4/1/2024	732	(l)
	2,365	5.75%, due 2/15/2026	2,491	(k)(l)
	1,880	5.00%, due 2/1/2028	1,930	(k)(l)
		CSC Holdings LLC
	340	6.75%, due 11/15/2021	364
	590	5.13%, due 12/15/2021	590	(l)
	980	5.38%, due 7/15/2023	1,005	(k)(l)
	770	7.75%, due 7/15/2025	828	(l)
	365	6.63%, due 10/15/2025	388	(l)
	1,051	10.88%, due 10/15/2025	1,197	(k)(l)
	895	5.50%, due 5/15/2026	935	(l)
	470	5.50%, due 4/15/2027	492	(l)
	870	7.50%, due 4/1/2028	958	(l)
	515	6.50%, due 2/1/2029	568	(l)
	460	5.75%, due 1/15/2030	468	(l)
		DISH DBS Corp.
	1,185	6.75%, due 6/1/2021	1,234	(k)
	220	5.88%, due 7/15/2022	222
	80	5.00%, due 3/15/2023	77
	1,410	5.88%, due 11/15/2024	1,307	(k)
	320	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, due 8/15/2027	328	(l)(t)
		Radiate Holdco LLC/Radiate Finance, Inc.
	208	6.88%, due 2/15/2023	211	(l)
	995	6.63%, due 2/15/2025	983	(l)
	765	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, due 1/15/2025	789	(l)
		Virgin Media Finance PLC
	530	5.25%, due 2/15/2022	534
	480	6.00%, due 10/15/2024	499	(l)
	1,165	Virgin Media Secured Finance PLC, 5.50%, due 8/15/2026	1,217	(k)(l)
			23,302

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)
Chemicals 0.6%
$120		Ashland LLC, 4.75%, due 8/15/2022	$125
EUR	168	Axalta Coating Systems Dutch Holding B BV, 3.75%, due 1/15/2025	192	(p)
EUR	990	Axalta Coating Systems LLC, 4.25%, due 8/15/2024	1,132	(p)
$200		Bluestar Finance Holdings Ltd., 3.50%, due 9/30/2021	201	(p)
200		Braskem Finance Ltd., 5.75%, due 4/15/2021	208	(p)
200		Braskem Netherlands Finance BV, 3.50%, due 1/10/2023	201	(p)
EUR	810	CeramTec BondCo GmbH, 5.25%, due 12/15/2025	916	(p)
		CF Industries, Inc.
$210		3.45%, due 6/1/2023	212
2,130		5.38%, due 3/15/2044	2,002
400		CNAC HK Finbridge Co. Ltd., 3.38%, due 6/19/2024	400	(p)
95		H.B. Fuller Co., 4.00%, due 2/15/2027	88
EUR	941	INEOS Finance PLC, 2.13%, due 11/15/2025	1,019	(p)
$2,081		INEOS Group Holdings SA, 5.63%, due 8/1/2024	2,076	(l)
EUR	424	Kronos Int'l, Inc., 3.75%, due 9/15/2025	460	(p)
$311		Mexichem SAB de CV, 4.88%, due 9/19/2022	326	(p)
		NOVA Chemicals Corp.
680		5.25%, due 8/1/2023	692	(k)(l)
905		4.88%, due 6/1/2024	932	(l)
2,055		Platform Specialty Products Corp., 5.88%, due 12/1/2025	2,091	(l)
610		PQ Corp., 6.75%, due 11/15/2022	631	(l)
200		SASOL Financing USA LLC, 5.88%, due 3/27/2024	214
EUR	568	Solvay Finance SA, 5.87%, due 6/3/2024	742	(p)(q)(r)
EUR	200	Solvay SA, 4.25%, due 12/4/2023	245	(p)(q)(r)
		Starfruit Finco BV/Starfruit US Holdco LLC
EUR	392	6.50%, due 10/1/2026	432	(p)
$405		8.00%, due 10/1/2026	401	(l)
280		Tronox Finance PLC, 5.75%, due 10/1/2025	263	(l)
890		Tronox, Inc., 6.50%, due 4/15/2026	852	(l)
540		WR Grace & Co-Conn, 5.13%, due 10/1/2021	560	(l)
			17,613
Coal 0.0%(d)
222		Indo Energy Finance II BV, 6.38%, due 1/24/2023	224	(p)
200		Shandong Energy Australia Pty Ltd., 4.55%, due 7/26/2020	199	(p)
			423
Commercial Services 0.3%
EUR	596	Avis Budget Finance PLC, 4.50%, due 5/15/2025	698	(p)
$200		DP World Crescent Ltd., 3.91%, due 5/31/2023	205	(p)
EUR	400	Elis SA, 2.88%, due 2/15/2026	483	(p)
$825		ERAC USA Finance LLC, 2.35%, due 10/15/2019	825	(l)
EUR	512	Europcar Mobility Group, 4.13%, due 11/15/2024	593	(p)
$1,240		Gartner, Inc., 5.13%, due 4/1/2025	1,276	(l)
EUR	574	Hertz Holdings Netherlands BV, 4.13%, due 10/15/2021	648	(p)
EUR	977	Intertrust Group BV, 3.38%, due 11/15/2025	1,148	(p)
EUR	764	Loxam SAS, 6.00%, due 4/15/2025	885	(p)
EUR	770	Techem Verwaltungsgesellschaft 674 mbH, 6.00%, due 7/30/2026	910	(p)
			7,671
Computers 2.2%
$8,220		Apple, Inc., 4.65%, due 2/23/2046	9,843	(k)
EUR	409	Banff Merger Sub, Inc., 8.38%, due 9/1/2026	386	(p)
		Diamond 1 Finance Corp./Diamond 2 Finance Corp.
$13,970		5.45%, due 6/15/2023	15,070	(k)(l)
8,595		6.02%, due 6/15/2026	9,498	(k)(l)
4,375		HP Enterprise Co., 3.60%, due 10/15/2020	4,427	(k)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
	IBM Corp.
$970	(3 month USD LIBOR + 0.40%), 2.94%, due 5/13/2021	$974	(b)
9,905	4.15%, due 5/15/2039	10,769	(k)
10,030	4.25%, due 5/15/2049	10,846	(k)
		61,813
Consumer - Commercial Lease Financing 0.4%
655	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	694	(l)(q)
110	Avolon Holdings Funding Ltd., 5.13%, due 10/1/2023	117	(l)
885	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	882	(l)(s)
	Navient Corp.
1,100	8.00%, due 3/25/2020	1,134
375	5.88%, due 3/25/2021	389
300	6.63%, due 7/26/2021	318
575	6.50%, due 6/15/2022	612
519	5.88%, due 10/25/2024	532
	Park Aerospace Holdings Ltd.
140	4.50%, due 3/15/2023	145	(l)
560	5.50%, due 2/15/2024	605	(k)(l)
570	SLM Corp., 7.25%, due 1/25/2022	620
	Springleaf Finance Corp.
1,545	7.75%, due 10/1/2021	1,688	(k)
795	6.13%, due 5/15/2022	853
225	6.13%, due 3/15/2024	244
555	6.88%, due 3/15/2025	621
935	7.13%, due 3/15/2026	1,050
810	6.63%, due 1/15/2028	873
		11,377
Diversified Capital Goods 0.2%
220	Anixter, Inc., 5.13%, due 10/1/2021	227
1,705	Resideo Funding, Inc., 6.13%, due 11/1/2026	1,801	(l)
	SPX FLOW, Inc.
340	5.63%, due 8/15/2024	354	(l)
1,710	5.88%, due 8/15/2026	1,800	(l)
		4,182
Diversified Financial Services 2.3%
10,915	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/2025	11,554	(k)
1,300	American Express Co., (3 month USD LIBOR + 0.53%), 3.05%, due 5/17/2021	1,303	(b)
9,160	Avolon Holdings Funding Ltd., 3.95%, due 7/1/2024	9,373	(k)(l)
	Capital One Financial Corp.
535	(3 month USD LIBOR + 0.76%), 3.30%, due 5/12/2020	537	(b)
780	(3 month USD LIBOR + 0.95%), 3.40%, due 3/9/2022	785	(b)
200	CCBL Cayman Corp. Ltd., 3.25%, due 7/28/2020	201	(p)
200	CDBL Funding 2, 2.63%, due 8/1/2020	199	(p)
200	GTLK Europe DAC, 5.95%, due 7/19/2021	208	(p)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
		Huarong Finance 2017 Co. Ltd.
	$200	(3 month USD LIBOR + 1.65%), 3.91%, due 4/27/2020	$200	(b)(p)
267		4.50%, due 1/24/2022	268	(p)(q)(r)
267		(3 month USD LIBOR + 1.85%), 4.11%, due 4/27/2022	270	(b)(p)
420		4.00%, due 11/7/2022	417	(p)(q)(r)
		ICBCIL Finance Co. Ltd.
355		3.20%, due 11/10/2020	356	(p)
200		2.50%, due 9/29/2021	198	(p)
DKK	4,292	Jyske Realkredit A/S, Ser. 411E, 2.00%, due 10/1/2047	655
EUR	814	Lincoln Financing S.a.r.l., (3 month EURIBOR + 3.88%, Floor 3.88%), 3.88%, due 4/1/2024	907	(b)(p)
	$100	Mestenio Ltd., 8.50%, due 1/2/2020	99	(p)
DKK	147,435	Realkredit Danmark A/S, Ser. 27S, 2.00%, due 10/1/2047	22,467	(p)
	$200	Rural Electrification Corp. Ltd., 3.07%, due 12/18/2020	200	(p)
13,755		Synchrony Financial, 2.85%, due 7/25/2022	13,764
			63,961
Electric 1.9%
1,500		1MDB Energy Ltd., 5.99%, due 5/11/2022	1,570	(p)
GBP	400	Drax Finco PLC, 4.25%, due 5/1/2022	494	(p)
	$11,950	DTE Energy Co., Ser. C, 3.40%, due 6/15/2029	12,226	(k)
GBP	1,104	E.ON Int’l Finance BV, Ser. 4, 6.38%, due 6/7/2032	1,963
	$405	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	440	(l)
		EnBW Energie Baden-Wuerttemberg AG
EUR	10,580	3.63%, due 4/2/2076	12,295	(p)(q)
EUR	595	3.38%, due 4/5/2077	699	(p)(q)
GBP	1,755	Enel SpA, 6.63%, due 9/15/2076	2,337	(p)(q)
		Eskom Holdings SOC Ltd.
	$200	5.75%, due 1/26/2021	201	(p)
650		6.75%, due 8/6/2023	670	(p)
1,200		Florida Power & Light Co., (3 month USD LIBOR + 0.40%), 2.97%, due 5/6/2022	1,200	(b)
200		GCL New Energy Holdings Ltd., 7.10%, due 1/30/2021	196	(p)
178		Genneia SA, 8.75%, due 1/20/2022	166	(p)
GBP	7,882	NGG Finance PLC, 5.63%, due 6/18/2073	10,492	(p)(q)
	$605	NRG Energy, Inc., 5.25%, due 6/15/2029	637	(l)
GBP	285	NWEN Finance PLC, 5.88%, due 6/21/2021	360	(p)
EUR	700	Orano SA, 4.88%, due 9/23/2024	909
	$300	Pampa Energia SA, 7.38%, due 7/21/2023	297	(p)
200		Perusahaan Listrik Negara PT, 4.88%, due 7/17/2049	204	(l)
		SSE PLC
EUR	2,735	2.38%, due 4/1/2021	3,088	(p)(q)(r)
GBP	2,610	3.63%, due 9/16/2077	3,198	(p)(q)
			53,642
Electric - Generation 0.4%
		Calpine Corp.
	$780	6.00%, due 1/15/2022	786	(k)(l)
1,590		5.38%, due 1/15/2023	1,602	(k)
1,225		5.88%, due 1/15/2024	1,252	(l)
1,670		5.75%, due 1/15/2025	1,670
1,355		Dynegy, Inc., 5.88%, due 6/1/2023	1,385	(k)
645		NextEra Energy Operating Partners L.P., 4.25%, due 7/15/2024	655	(l)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
		NRG Energy, Inc.
$580		7.25%, due 5/15/2026	$626	(k)
	1,565	6.63%, due 1/15/2027	1,669	(k)
		Vistra Operations Co. LLC
	510	5.50%, due 9/1/2026	533	(l)
	865	5.63%, due 2/15/2027	913	(l)
	1,315	5.00%, due 7/31/2027	1,346	(l)
			12,437
Electric - Integrated 0.1%
		Talen Energy Supply LLC
	330	6.50%, due 6/1/2025	266
	1,875	10.50%, due 1/15/2026	1,762	(l)
	785	7.25%, due 5/15/2027	775	(l)
	275	6.63%, due 1/15/2028	265	(l)
			3,068
Electrical Components & Equipment 0.1%
		Belden, Inc.
EUR	370	4.13%, due 10/15/2026	435	(p)
EUR	1,203	3.38%, due 7/15/2027	1,408	(p)
EUR	327	Energizer Gamma Acquisition BV, 4.63%, due 7/15/2026	378	(p)
			2,221
Electronics 0.1%
	$1,740	Amkor Technology, Inc., 6.63%, due 9/15/2027	1,823	(l)
	450	Honeywell Int’l, Inc., (3 month USD LIBOR + 0.37%), 2.56%, due 8/8/2022	450	(b)(t)
	1,200	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/2026	1,270	(l)
			3,543
Energy - Alternate Sources 0.0%(d)
	311	Azure Power Energy Ltd., 5.50%, due 11/3/2022	314	(p)
	200	Greenko Dutch BV, 4.88%, due 7/24/2022	201	(p)
	274	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/2025	204	(l)
			719
Energy - Exploration & Production 0.8%
		Antero Resources Corp.
	135	5.38%, due 11/1/2021	133
	80	5.13%, due 12/1/2022	76
		Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	902	10.00%, due 4/1/2022	891	(k)(l)
	1,285	7.00%, due 11/1/2026	1,025	(k)(l)
	920	Bruin E&P Partners LLC, 8.88%, due 8/1/2023	688	(l)
	695	Centennial Resource Production LLC, 6.88%, due 4/1/2027	678	(l)
		Chesapeake Energy Corp.
	110	4.88%, due 4/15/2022	101
	210	5.75%, due 3/15/2023	181
	185	7.00%, due 10/1/2024	150
	165	8.00%, due 1/15/2025	141
	539	8.00%, due 3/15/2026	431	(l)
	910	8.00%, due 6/15/2027	728
	2,740	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	2,699	(l)
		Extraction Oil & Gas, Inc.
	90	7.38%, due 5/15/2024	73	(l)
	665	5.63%, due 2/1/2026	491	(l)
	2,520	Matador Resources Co., 5.88%, due 9/15/2026	2,490

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
		Oasis Petroleum, Inc.
$75		6.88%, due 3/15/2022	$75
355		6.88%, due 1/15/2023	349
740		6.25%, due 5/1/2026	701	(l)
331		Parsley Energy LLC/Parsley Finance Corp., 6.25%, due 6/1/2024	343	(l)
		PDC Energy, Inc.
85		6.13%, due 9/15/2024	84
2,280		5.75%, due 5/15/2026	2,204
		Range Resources Corp.
220		5.88%, due 7/1/2022	207
515		5.00%, due 8/15/2022	474
855		5.00%, due 3/15/2023	748
		SM Energy Co.
210		6.13%, due 11/15/2022	205
220		5.00%, due 1/15/2024	202
374		6.75%, due 9/15/2026	336
240		6.63%, due 1/15/2027	209
		Whiting Petroleum Corp.
365		5.75%, due 3/15/2021	365
260		6.25%, due 4/1/2023	255
1,005		6.63%, due 1/15/2026	947
		WPX Energy, Inc.
880		6.00%, due 1/15/2022	912
130		8.25%, due 8/1/2023	146
885		5.25%, due 9/15/2024	889
830		5.75%, due 6/1/2026	853
			21,480
Engineering & Construction 0.2%
289		Aeropuerto Int’l de Tocumen SA, 6.00%, due 11/18/2048	351	(l)
GBP	364	BAA (SH) PLC, 3.88%, due 3/1/2027	441	(p)
EUR	800	Cellnex Telecom SA, 2.88%, due 4/18/2025	970	(p)
$200		Chang Development Int’l Ltd., 3.63%, due 1/20/2020	200	(p)
		China Minmetals Corp.
200		4.45%, due 5/13/2021	203	(p)(q)(r)
1,370		3.75%, due 11/13/2022	1,359	(p)(q)(r)
EUR	600	SPIE SA, 3.13%, due 3/22/2024	720	(p)
			4,244
Entertainment 0.2%
GBP	724	AMC Entertainment Holdings, Inc., 6.38%, due 11/15/2024	856
EUR	700	Cirsa Finance Int’l S.a.r.l, 4.75%, due 5/22/2025	820	(p)
		Int’l Game Technology PLC
EUR	562	4.75%, due 2/15/2023	695	(p)
EUR	100	3.50%, due 7/15/2024	120	(p)
GBP	652	Ladbrokes Group Finance PLC, 5.13%, due 9/8/2023	836	(p)
		Scientific Games Int’l, Inc.
EUR	349	3.38%, due 2/15/2026	391	(p)
EUR	369	5.50%, due 2/15/2026	402	(p)
GBP	334	William Hill PLC, 4.88%, due 9/7/2023	428	(p)
EUR	1,154	WMG Acquisition Corp., 3.63%, due 10/15/2026	1,366	(p)
			5,914
Environmental 0.0%(d)
$140		Clean Harbors, Inc., 5.13%, due 7/15/2029	148	(l)
Environmental Control 0.0%(d)
GBP	283	Kelda Finance No 3 PLC, 5.75%, due 2/17/2020	346	(p)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
EUR	914	Paprec Holding SA, 4.00%, due 3/31/2025	$992	(p)
			1,338
Food 0.6%
EUR	600	Casino Guichard Perrachon SA, 4.05%, due 8/5/2026	537	(p)
GBP	789	Co-operative Group Holdings 2011 Ltd., 7.50%, due 7/8/2026	1,084	(p)
EUR	509	Darling Global Finance BV, 3.63%, due 5/15/2026	597	(p)
$200		ESAL GmbH, 6.25%, due 2/5/2023	204	(p)
11,320		Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	11,634	(k)(l)
477		JBS Investments GmbH, 7.25%, due 4/3/2024	495	(p)
2,070		Kroger Co., 5.40%, due 1/15/2049	2,311	(k)
EUR	193	Nomad Foods Bondco PLC, 3.25%, due 5/15/2024	221	(p)
GBP	349	Premier Foods Finance PLC, 6.25%, due 10/15/2023	446	(p)
			17,529
Food - Wholesale 0.1%
		Post Holdings, Inc.
$1,185		5.50%, due 3/1/2025	1,232	(l)
335		5.75%, due 3/1/2027	347	(l)
615		5.63%, due 1/15/2028	633	(l)
			2,212
Forest Products & Paper 0.0%(d)
		Smurfit Kappa Acquisitions
EUR	599	2.75%, due 2/1/2025	722	(p)
EUR	325	2.88%, due 1/15/2026	391	(p)
$213		Suzano Austria GmbH, 5.00%, due 1/15/2030	218	(l)
			1,331
Gaming 0.6%
		Boyd Gaming Corp.
1,615		6.88%, due 5/15/2023	1,669	(k)
1,075		6.38%, due 4/1/2026	1,134	(k)
1,485		Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, due 10/15/2025	1,482	(l)
2,230		Churchill Downs, Inc., 5.50%, due 4/1/2027	2,336	(l)
		Eldorado Resorts, Inc.
105		6.00%, due 4/1/2025	111
585		6.00%, due 9/15/2026	632
200		Int’l Game Technology PLC, 6.25%, due 2/15/2022	210	(l)
321		Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/2021	328	(l)
		MGM Resorts Int’l
730		5.25%, due 3/31/2020	741
505		6.63%, due 12/15/2021	547
365		7.75%, due 3/15/2022	408
255		6.00%, due 3/15/2023	277
		Scientific Games Int’l, Inc.
251		10.00%, due 12/1/2022	262
1,420		8.25%, due 3/15/2026	1,520	(l)
1,160		Station Casinos LLC, 5.00%, due 10/1/2025	1,182	(l)
190		Twin River Worldwide Holdings, Inc., 6.75%, due 6/1/2027	198	(l)
265		VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/2023	290
		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
365		4.25%, due 5/30/2023	368	(l)
1,855		5.50%, due 3/1/2025	1,945	(l)
			15,640
Gas 0.4%
200		Binhai Investment Co. Ltd., 4.45%, due 11/30/2020	188	(p)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
		Centrica PLC
GBP	2,900	5.25%, due 4/10/2075	$3,685	(p)(q)
EUR	5,560	3.00%, due 4/10/2076	6,214	(p)(q)
	$1,000	Dominion Energy Gas Holdings LLC, Ser. A, (3 month USD LIBOR + 0.60%), 3.01%, due 6/15/2021	1,005	(b)
			11,092
Gas Distribution 1.0%
	1,650	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/2024	1,588	(k)
	630	Buckeye Partners L.P., 4.13%, due 12/1/2027	561
		Cheniere Corpus Christi Holdings LLC
	270	7.00%, due 6/30/2024	307
	530	5.88%, due 3/31/2025	583
		Cheniere Energy Partners L.P.
	1,555	5.25%, due 10/1/2025	1,611	(k)
	490	5.63%, due 10/1/2026	518
		Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
	1,160	6.25%, due 4/1/2023	1,180
	975	5.75%, due 4/1/2025	991
	1,045	5.63%, due 5/1/2027	1,035	(l)
		DCP Midstream LLC
	390	5.35%, due 3/15/2020	396	(l)
	495	4.75%, due 9/30/2021	509	(l)
	1,430	5.85%, due 5/21/2043	1,344	(l)(q)
		DCP Midstream Operating L.P.
	175	3.88%, due 3/15/2023	178
	255	5.38%, due 7/15/2025	271
	1,320	5.60%, due 4/1/2044	1,228
		Genesis Energy L.P./Genesis Energy Finance Corp.
	625	6.00%, due 5/15/2023	628
	915	6.50%, due 10/1/2025	908
	1,195	6.25%, due 5/15/2026	1,179
		Global Partners L.P./GLP Finance Corp.
	165	7.00%, due 6/15/2023	169
	480	7.00%, due 8/1/2027	481	(l)
		NuStar Logistics L.P.
	520	4.80%, due 9/1/2020	527
	770	6.75%, due 2/1/2021	805
	740	4.75%, due 2/1/2022	753
	345	6.00%, due 6/1/2026	364
	440	5.63%, due 4/28/2027	454
	1,470	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/2023	1,415
		Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
	820	5.50%, due 8/15/2022	787
	1,440	5.75%, due 4/15/2025	1,239	(k)
		Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
	820	5.25%, due 5/1/2023	829
	735	4.25%, due 11/15/2023	736
	735	6.75%, due 3/15/2024	761	(k)
	680	5.13%, due 2/1/2025	701
	334	5.38%, due 2/1/2027	347
	825	6.50%, due 7/15/2027	898	(l)
	965	5.00%, due 1/15/2028	978
	490	6.88%, due 1/15/2029	540	(l)
			27,799

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
Hand - Machine Tools 0.0%(d)
EUR	889	Colfax Corp., 3.25%, due 5/15/2025	$1,008	(p)
Health Facilities 0.5%
		Acadia Healthcare Co., Inc.
	$125	5.13%, due 7/1/2022	125
	245	5.63%, due 2/15/2023	247
	235	6.50%, due 3/1/2024	241
	705	Columbia/HCA Corp., 7.69%, due 6/15/2025	830	(k)
		HCA, Inc.
	320	7.50%, due 2/15/2022	354
	270	5.88%, due 5/1/2023	295
	1,145	5.38%, due 9/1/2026	1,239	(k)
	1,275	5.63%, due 9/1/2028	1,406	(k)
	1,565	5.88%, due 2/1/2029	1,747
		MEDNAX, Inc.
	250	5.25%, due 12/1/2023	250	(l)
	930	6.25%, due 1/15/2027	923	(l)
	700	Select Medical Corp., 6.25%, due 8/15/2026	711	(l)(t)
		Tenet Healthcare Corp.
	445	4.75%, due 6/1/2020	451
	365	4.50%, due 4/1/2021	371
	480	4.38%, due 10/1/2021	489
	1,445	8.13%, due 4/1/2022	1,543
	980	6.75%, due 6/15/2023	1,008
	1,155	6.25%, due 2/1/2027	1,195	(l)
	200	6.88%, due 11/15/2031	176
	540	THC Escrow Corp., 7.00%, due 8/1/2025	539
	195	Universal Health Services, Inc., 4.75%, due 8/1/2022	197	(l)
			14,337
Health Services 0.2%
	245	DaVita, Inc., 5.75%, due 8/15/2022	248
	805	Eagle Holding Co. II LLC, 7.75% Cash/8.50% PIK, due 5/15/2022	812	(l)(s)
	390	IQVIA, Inc., 4.88%, due 5/15/2023	399	(l)
	325	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 8/1/2023	337	(l)
	430	Service Corp. Int’l, 4.50%, due 11/15/2020	430
	240	Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, due 10/1/2024	250	(l)
	320	Team Health Holdings, Inc., 6.38%, due 2/1/2025	261	(l)
	600	Vizient, Inc., 6.25%, due 5/15/2027	637	(l)
	910	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	835	(l)
			4,209
Healthcare - Products 0.0%(d)
EUR	991	Avantor, Inc., 4.75%, due 10/1/2024	1,173	(p)
Healthcare - Services 0.9%
EUR	1,079	Catalent Pharma Solutions, Inc., 4.75%, due 12/15/2024	1,237	(p)
		HCA, Inc.
	$5,995	4.13%, due 6/15/2029	6,141
	9,815	5.25%, due 6/15/2049	10,329	(k)
		UnitedHealth Group, Inc.
	1,000	(3 month USD LIBOR + 0.26%), 2.67%, due 6/15/2021	1,000	(b)
	7,025	3.88%, due 8/15/2059	7,067
			25,774

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
Home Builders 0.0%(d)
GBP	933	Miller Homes Group Holdings PLC, 5.50%, due 10/15/2024	$1,153	(p)
Hotels 0.1%
	$1,100	ESH Hospitality, Inc., 5.25%, due 5/1/2025	1,131	(k)(l)
1,230		Hilton Domestic Operating Co., Inc., 5.13%, due 5/1/2026	1,278
			2,409
Household Products - Wares 0.0%(d)
EUR	620	Spectrum Brands, Inc., 4.00%, due 10/1/2026	728	(p)
Housewares 0.0%(d)
	$500	SISECAM, 6.95%, due 3/14/2026	505	(l)
Insurance 0.4%
7,915		AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	8,367	(k)
615		Marsh & McLennan Cos., Inc., (3 month USD LIBOR + 1.20%), 3.52%, due 12/29/2021	617	(b)
500		New York Life Global Funding, (3 month USD LIBOR + 0.44%), 2.78%, due 7/12/2022	501	(b)(l)
GBP	1,414	Phoenix Group Holdings, 5.75%, due 7/7/2021	1,846	(p)
			11,331
Insurance Brokerage 0.1%
$1,325		AssuredPartners, Inc., 7.00%, due 8/15/2025	1,329	(l)
590		GTCR AP Finance, Inc., 8.00%, due 5/15/2027	603	(l)
2,030		HUB Int’l Ltd., 7.00%, due 5/1/2026	2,064	(l)
			3,996
Internet 0.1%
EUR	657	Netflix, Inc., 3.63%, due 5/15/2027	780
	$1,245	Symantec Corp., 5.00%, due 4/15/2025	1,270	(l)
EUR	300	United Group BV, 4.38%, due 7/1/2022	340	(p)
			2,390
Iron - Steel 0.1%
	$200	Baosteel Financing 2015 Pty Ltd., 3.88%, due 1/28/2020	201	(p)
		CSN Resources SA
200		7.63%, due 2/13/2023	212	(p)
347		7.63%, due 2/13/2023	367	(l)
200		Severstal OAO Via Steel Capital SA, 5.90%, due 10/17/2022	215	(p)
400		Shougang Group Co. Ltd., 3.38%, due 12/9/2019	400	(p)
			1,395
Leisure Time 0.0%(d)
EUR	790	Piaggio & C SpA, 3.63%, due 4/30/2025	918	(p)
Machinery 0.2%
		CFX Escrow Corp.
	$1,015	6.00%, due 2/15/2024	1,075	(l)
350		6.38%, due 2/15/2026	374	(l)
1,230		Harsco Corp., 5.75%, due 7/31/2027	1,267	(l)
120		Oshkosh Corp., 5.38%, due 3/1/2025	125
1,940		Terex Corp., 5.63%, due 2/1/2025	1,935	(l)
			4,776

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
Machinery - Construction & Mining 0.0%(d)
	$1,250	Caterpillar Financial Services Corp., (3 month USD LIBOR + 0.28%), 2.75%, due 9/7/2021	$1,251	(b)
Machinery - Diversified 0.1%
715		John Deere Capital Corp., (3 month USD LIBOR + 0.40%), 2.87%, due 6/7/2021	717	(b)
EUR	813	Platin 1426 GmbH, 5.38%, due 6/15/2023	907	(p)
			1,624
Managed Care 0.2%
	$325	Centene Corp., 4.75%, due 5/15/2022	329
2,390		MPH Acquisition Holdings LLC, 7.13%, due 6/1/2024	2,318	(l)
		WellCare Health Plans, Inc.
1,430		5.25%, due 4/1/2025	1,484
1,615		5.38%, due 8/15/2026	1,708	(l)
			5,839
Media 1.3%
		Altice Finco SA
EUR	617	9.00%, due 6/15/2023	710	(p)
EUR	794	4.75%, due 1/15/2028	800	(p)
EUR	828	Altice Luxembourg SA, 6.25%, due 2/15/2025	945	(p)
		Comcast Corp.
	$5,265	4.00%, due 8/15/2047	5,554	(k)
10,510		4.95%, due 10/15/2058	12,728	(k)
6,050		Fox Corp., 4.71%, due 1/25/2029	6,771	(l)
1,300		NBCUniversal Enterprise, Inc., (3 month USD LIBOR + 0.40%), 2.72%, due 4/1/2021	1,304	(b)(l)
410		Sirius XM Radio, Inc., 5.38%, due 4/15/2025	425	(l)
1,000		Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, due 3/1/2028	1,014	(l)
EUR	512	Telenet Finance VI Luxembourg SCA, 4.88%, due 7/15/2027	616	(p)
EUR	459	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, due 1/15/2029	565	(p)
EUR	752	UPCB Finance IV Ltd., 4.00%, due 1/15/2027	878	(p)
		Virgin Media Secured Finance PLC
GBP	696	4.88%, due 1/15/2027	873	(p)
GBP	1,208	6.25%, due 3/28/2029	1,554	(p)
EUR	101	Ziggo Bond Co. BV, 7.13%, due 5/15/2024	117	(p)
EUR	744	Ziggo BV, 4.25%, due 1/15/2027	883	(p)
			35,737
Media Content 0.8%
		AMC Networks, Inc.
	$305	4.75%, due 12/15/2022	307
835		5.00%, due 4/1/2024	857
435		4.75%, due 8/1/2025	443
1,365		Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	1,394	(l)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
	Diamond Sports Group LLC/Diamond Sports Finance Co.
$970	5.38%, due 8/15/2026	$986	(l)(t)
565	6.63%, due 8/15/2027	579	(l)(t)
	Gannett Co., Inc.
140	5.13%, due 10/15/2019	140
275	5.13%, due 7/15/2020	275	(k)
	Gray Television, Inc.
560	5.13%, due 10/15/2024	575	(l)
650	7.00%, due 5/15/2027	711	(l)
	iHeartCommunications, Inc.
1,040	6.38%, due 5/1/2026	1,105
910	8.38%, due 5/1/2027	958
	Lions Gate Capital Holdings LLC
285	6.38%, due 2/1/2024	299	(l)
1,690	5.88%, due 11/1/2024	1,762	(l)
	Netflix, Inc.
810	5.38%, due 2/1/2021	836
35	5.50%, due 2/15/2022	37
240	4.88%, due 4/15/2028	248
390	5.88%, due 11/15/2028	427
740	6.38%, due 5/15/2029	828	(l)
765	5.38%, due 11/15/2029	805	(l)
	Nexstar Broadcasting, Inc.
60	6.13%, due 2/15/2022	61	(l)
120	5.88%, due 11/15/2022	123
225	5.63%, due 8/1/2024	234	(l)
1,115	Nexstar Escrow, Inc., 5.63%, due 7/15/2027	1,155	(l)
	Sinclair Television Group, Inc.
205	5.63%, due 8/1/2024	211	(l)
240	5.88%, due 3/15/2026	249	(l)
365	5.13%, due 2/15/2027	367	(l)
	Sirius XM Radio, Inc.
1,105	3.88%, due 8/1/2022	1,116	(l)
275	4.63%, due 5/15/2023	279	(l)
1,105	4.63%, due 7/15/2024	1,137	(l)
1,375	5.38%, due 7/15/2026	1,437	(l)
1,030	5.00%, due 8/1/2027	1,062	(l)
1,150	5.50%, due 7/1/2029	1,200	(l)
390	WMG Acquisition Corp., 5.00%, due 8/1/2023	397	(l)
		22,600
Medical Products 0.2%
	Avantor, Inc.
535	6.00%, due 10/1/2024	572	(l)
1,875	9.00%, due 10/1/2025	2,078	(l)
1,843	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, due 5/15/2022	1,797	(l)
		4,447
Metals - Mining Excluding Steel 0.3%
	Arconic, Inc.
60	6.15%, due 8/15/2020	62
140	5.40%, due 4/15/2021	145
120	5.87%, due 2/23/2022	128
1,480	Cleveland Cliffs, Inc., 5.88%, due 6/1/2027	1,487	(l)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
		Constellium NV
$326		5.75%, due 5/15/2024	$336	(l)
	622	6.63%, due 3/1/2025	652	(l)
	131	First Quantum Minerals Ltd., 7.25%, due 4/1/2023	130	(l)
		FMG Resources (August 2006) Pty Ltd.
	300	4.75%, due 5/15/2022	306	(l)
	45	5.13%, due 3/15/2023	47	(l)
	1,235	5.13%, due 5/15/2024	1,284	(l)
		Freeport-McMoRan, Inc.
	295	4.00%, due 11/14/2021	300
	1,040	3.55%, due 3/1/2022	1,043	(k)
	295	5.40%, due 11/14/2034	285
	1,135	5.45%, due 3/15/2043	1,051	(k)
		Hudbay Minerals, Inc.
	330	7.25%, due 1/15/2023	339	(l)
	454	7.63%, due 1/15/2025	470	(l)
		Novelis Corp.
	650	6.25%, due 8/15/2024	681	(l)
	745	5.88%, due 9/30/2026	772	(l)
			9,518
Mining 0.4%
	5,365	Anglo American Capital PLC, 4.50%, due 3/15/2028	5,617	(l)
EUR	1,031	Constellium NV, 4.25%, due 2/15/2026	1,194	(p)
		Indonesia Asahan Aluminium Persero PT
$211		5.23%, due 11/15/2021	222	(l)
	200	5.71%, due 11/15/2023	220	(l)
	1,330	6.76%, due 11/15/2048	1,660	(p)
	200	Minsur SA, 6.25%, due 2/7/2024	219	(p)
		Vedanta Resources PLC
	400	8.25%, due 6/7/2021	421	(p)
	300	6.38%, due 7/30/2022	299	(p)
	550	VM Holding SA, 5.38%, due 5/4/2027	579	(p)
	200	Volcan Cia Minera SAA, 5.38%, due 2/2/2022	208	(p)
			10,639
Miscellaneous Manufacturer 0.4%
	750	General Electric Capital Corp., (3 month USD LIBOR + 0.62%), 2.93%, due 1/9/2020	751	(b)
	9,590	General Electric Co., Ser. D, 5.00%, due 1/21/2021	9,290	(k)(q)(r)
			10,041
Multi-National 0.2%
		Int’l Bank for Reconstruction & Development
EUR	2,395	0.25%, due 5/21/2029	2,752
EUR	2,395	0.50%, due 6/21/2035	2,748
			5,500
Oil & Gas 1.8%
$660		BP Capital Markets PLC, (3 month USD LIBOR + 0.25%), 2.77%, due 11/24/2020	661	(b)
		Canadian Natural Resources Ltd.
	2,000	6.25%, due 3/15/2038	2,495	(k)
	4,530	4.95%, due 6/1/2047	5,098	(k)
	6,310	Concho Resources, Inc., 4.88%, due 10/1/2047	6,958	(k)
	89	Ecopetrol SA, 5.88%, due 9/18/2023	99

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
		Gazprom OAO Via Gaz Capital SA
$200		4.95%, due 7/19/2022	$211	(p)
	661	5.15%, due 2/11/2026	711	(l)
		KazMunayGas National Co. JSC
	508	5.38%, due 4/24/2030	569	(l)
	1,089	6.38%, due 10/24/2048	1,316	(k)(l)
	13,000	Marathon Oil Corp., 4.40%, due 7/15/2027	13,694	(k)
	1,260	Parsley Energy LLC/Parsley Finance Corp., 5.25%, due 8/15/2025	1,269	(l)
	211	Pertamina Persero PT, 3.65%, due 7/30/2029	212	(l)
		Petrobras Global Finance BV
EUR	926	4.75%, due 1/14/2025	1,191
GBP	331	5.38%, due 10/1/2029	436
$310		6.90%, due 3/19/2049	348
		Petroleos Mexicanos
	420	(3 month USD LIBOR + 3.65%), 6.10%, due 3/11/2022	424	(b)
	200	5.38%, due 3/13/2022	204
	1,500	6.50%, due 6/2/2041	1,348
EUR	729	Repsol Int’l Finance BV, 4.50%, due 3/25/2075	917	(p)(q)
$1,033		Saudi Arabian Oil Co., 4.25%, due 4/16/2039	1,075	(l)
	244	Tecpetrol SA, 4.88%, due 12/12/2022	236	(p)
EUR	7,140	TOTAL SA, 2.71%, due 5/5/2023	8,457	(p)(q)(r)
EUR	770	UGI Int’l LLC, 3.25%, due 11/1/2025	901	(p)
$178		YPF SA, 8.50%, due 3/23/2021	182	(p)
			49,012
Oil Field Equipment & Services 0.1%
	330	Exterran Partners L.P., 6.00%, due 10/1/2022	335
		Precision Drilling Corp.
	886	7.75%, due 12/15/2023	890
	1,150	5.25%, due 11/15/2024	1,046	(k)
	285	7.13%, due 1/15/2026	271	(l)
	79	Transocean Phoenix 2 Ltd., 7.75%, due 10/15/2024	84	(l)
	82	Transocean Proteus Ltd., 6.25%, due 12/1/2024	86	(l)
	1,310	USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 9/1/2027	1,362	(l)
			4,074
Packaging 0.6%
	285	ARD Finance SA, 7.13% Cash/7.88% PIK, due 9/15/2023	294	(s)
		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	390	4.63%, due 5/15/2023	400	(l)
	200	7.25%, due 5/15/2024	211	(l)
	1,440	6.00%, due 2/15/2025	1,487	(k)(l)
	1,160	Berry Global Escrow Corp., 5.63%, due 7/15/2027	1,218	(l)
	575	Berry Global, Inc., 4.50%, due 2/15/2026	574	(l)
		Berry Plastics Corp.
	630	5.50%, due 5/15/2022	637
	100	6.00%, due 10/15/2022	102
	1,415	5.13%, due 7/15/2023	1,445	(k)
		BWAY Holding Co.
	1,715	5.50%, due 4/15/2024	1,712	(k)(l)
	1,495	7.25%, due 4/15/2025	1,417	(l)
	190	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, due 1/15/2023	196

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
		Graphic Packaging Int’l, Inc.
$325		4.75%, due 4/15/2021	$331
205		4.88%, due 11/15/2022	214
135		Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/2022	139	(l)
		Reynolds Group Issuer, Inc.
1,875		5.75%, due 10/15/2020	1,882	(k)
217		6.88%, due 2/15/2021	217
1,860		5.13%, due 7/15/2023	1,893	(k)(l)
		Sealed Air Corp.
220		4.88%, due 12/1/2022	232	(l)
145		5.25%, due 4/1/2023	154	(l)
895		Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	880	(l)
265		Trivium Packaging Finance BV, 8.50%, due 8/15/2027	279	(l)(t)
			15,914
Packaging & Containers 0.4%
EUR	540	ARD Finance SA, 6.63% Cash/7.38% PIK, due 9/15/2023	619	(s)
GBP	750	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, due 7/15/2027	923	(p)
EUR	1,210	BWAY Holding Co., 4.75%, due 4/15/2024	1,380	(p)
EUR	1,938	Crown European Holdings SA, 3.38%, due 5/15/2025	2,383	(p)
EUR	875	Guala Closures SpA, (3 month EURIBOR + 3.50%, 3.50% Floor), 3.50%, due 4/15/2024	981	(b)(p)
EUR	590	OI European Group BV, 3.13%, due 11/15/2024	713	(p)
$1,215		Sealed Air Corp., 5.50%, due 9/15/2025	1,315	(l)
		Silgan Holdings, Inc.
EUR	607	3.25%, due 3/15/2025	692
$1,260		4.75%, due 3/15/2025	1,279
			10,285
Personal & Household Products 0.3%
		Energizer Holdings, Inc.
340		4.70%, due 5/19/2021	345
1,340		4.70%, due 5/24/2022	1,363	(k)
1,315		6.38%, due 7/15/2026	1,371	(l)
1,465		7.75%, due 1/15/2027	1,593	(l)

270		Energizer SpinCo, Inc., 5.50%, due 6/15/2025	274	(l)
340		Prestige Brands, Inc., 5.38%, due 12/15/2021	341	(l)
		Spectrum Brands, Inc.
138		6.63%, due 11/15/2022	141
1,075		6.13%, due 12/15/2024	1,113
980		5.75%, due 7/15/2025	1,015
			7,556
Pharmaceuticals 2.1%
8,010		AbbVie, Inc., 4.70%, due 5/14/2045	8,156	(k)
1,105		Bausch Health Americas, Inc., 8.50%, due 1/31/2027	1,217	(l)
		Bausch Health Cos., Inc.
150		5.75%, due 8/15/2027	158	(l)
540		7.00%, due 1/15/2028	556	(l)
		Bayer AG
EUR	650	3.75%, due 7/1/2074	750	(p)(q)
EUR	4,125	2.38%, due 4/2/2075	4,544	(p)(q)
$750		Bristol-Myers Squibb Co., (3 month USD LIBOR + 0.38%), 2.90%, due 5/16/2022	752	(b)(l)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
		CVS Health Corp.
$1,125		(3 month USD LIBOR + 0.72%), 3.17%, due 3/9/2021	$1,130	(b)
	8,375	5.05%, due 3/25/2048	9,102	(k)
		Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
	561	6.00%, due 7/15/2023	356	(l)
	485	6.00%, due 2/1/2025	291	(l)
	850	GlaxoSmithKline Capital PLC, (3 month USD LIBOR + 0.35%), 2.88%, due 5/14/2021	852	(b)
		Halfmoon Parent, Inc.
	625	(3 month USD LIBOR + 0.65%), 3.06%, due 9/17/2021	625	(b)(l)
	6,800	4.80%, due 8/15/2038	7,421	(k)(l)
EUR	728	Nidda BondCo GmbH, 5.00%, due 9/30/2025	811	(p)
EUR	739	Rossini S.a.r.l., 6.75%, due 10/30/2025	883	(p)
		Shire Acquisitions Investments Ireland DAC
$700		1.90%, due 9/23/2019	699
	9,775	2.40%, due 9/23/2021	9,756	(k)
	2,755	3.20%, due 9/23/2026	2,801	(k)
	133	Teva Pharmaceutical Finance Co. BV, 2.95%, due 12/18/2022	120
EUR	883	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 3/31/2027	742	(p)
		Valeant Pharmaceuticals Int’l, Inc.
$785		6.50%, due 3/15/2022	814	(l)
	39	5.50%, due 3/1/2023	39	(l)
EUR	883	4.50%, due 5/15/2023	987	(p)
$218		5.88%, due 5/15/2023	220	(l)
	1,050	7.00%, due 3/15/2024	1,108	(l)
	2,450	6.13%, due 4/15/2025	2,507	(l)
	865	5.50%, due 11/1/2025	900	(l)
			58,297
Pipelines 2.2%
	1,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	1,133	(p)
		Energy Transfer Operating L.P.
	11,110	Ser. B, 6.63%, due 2/15/2028	10,554	(k)(q)(r)
	4,195	Ser. 20Y, 5.80%, due 6/15/2038	4,717	(k)
	6,720	6.25%, due 4/15/2049	7,986	(k)
	870	Enterprise Products Operating LLC, 2.55%, due 10/15/2019	870
	10,105	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	10,661	(k)
	10,220	Kinder Morgan, Inc., 5.55%, due 6/1/2045	11,826	(k)
	10,885	MPLX L.P., 4.70%, due 4/15/2048	10,968	(k)
	2,430	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	2,854	(p)
	175	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.88%, due 4/15/2026	185
	150	Transportadora de Gas del Sur SA, 6.75%, due 5/2/2025	141	(l)
			61,895
Printing & Publishing 0.0%(d)
	308	R.R. Donnelley & Sons Co., 7.88%, due 3/15/2021	313
Real Estate 0.1%
	200	CIFI Holdings Group Co. Ltd., 6.38%, due 5/2/2020	202	(p)
	200	NWD MTN Ltd., 4.13%, due 7/18/2029	197	(p)
	250	Qatari Diar Finance Co., 5.00%, due 7/21/2020	256	(p)
	200	Sino-Ocean Land Treasure IV Ltd., (3 month USD LIBOR + 2.30%), 4.56%, due 7/31/2021	202	(b)(p)
EUR	636	Summit Properties Ltd., 2.00%, due 1/31/2025	686	(p)
$200		Sunac China Holdings Ltd., 8.63%, due 7/27/2020	205	(p)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
$200		Wisdom Glory Group Ltd., 5.25%, due 7/19/2020	$199	(p)(q)(r)
			1,947
Real Estate Development & Management 0.1%
		Realogy Group LLC/Realogy Co-Issuer Corp.
575		5.25%, due 12/1/2021	553	(l)
1,200		4.88%, due 6/1/2023	1,014	(l)
1,055		9.38%, due 4/1/2027	913	(l)
			2,480
Real Estate Investment Trusts 0.3%
EUR	1,184	Equinix, Inc., 2.88%, due 2/1/2026	1,369
GBP	528	Iron Mountain UK PLC, 3.88%, due 11/15/2025	635	(p)
		MPT Operating Partnership L.P./MPT Finance Corp.
$1,135		6.38%, due 3/1/2024	1,192
1,035		5.50%, due 5/1/2024	1,062	(k)
EUR	728	3.33%, due 3/24/2025	893
$390		5.25%, due 8/1/2026	405
		RHP Hotel Properties L.P./RHP Finance Corp.
490		5.00%, due 4/15/2021	490
160		5.00%, due 4/15/2023	163
		Starwood Property Trust, Inc.
940		3.63%, due 2/1/2021	945
350		5.00%, due 12/15/2021	361
255		4.75%, due 3/15/2025	259
200		Trust F/1401, 5.25%, due 12/15/2024	211	(p)
1,115		WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, due 9/17/2019	1,115	(l)
			9,100
Recreation & Travel 0.3%
400		Cedar Fair L.P., 5.25%, due 7/15/2029	414	(l)
		Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.
480		5.38%, due 6/1/2024	493
1,780		5.38%, due 4/15/2027	1,878
1,160		NCL Corp. Ltd., 4.75%, due 12/15/2021	1,178	(k)(l)
		Six Flags Entertainment Corp.
2,110		4.88%, due 7/31/2024	2,157	(l)
810		5.50%, due 4/15/2027	853	(l)
			6,973
Restaurants 0.2%
		1011778 BC ULC/New Red Finance, Inc.
325		4.63%, due 1/15/2022	325	(l)
1,480		4.25%, due 5/15/2024	1,513	(l)
1,050		5.00%, due 10/15/2025	1,071	(l)
		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
160		5.00%, due 6/1/2024	165	(l)
1,210		5.25%, due 6/1/2026	1,256	(k)(l)
90		Yum! Brands, Inc., 3.88%, due 11/1/2020	91
			4,421
Retail 0.5%
EUR	713	Dufry One BV, 2.50%, due 10/15/2024	815	(p)
EUR	400	eG Global Finance PLC, 3.63%, due 2/7/2024	441	(p)
GBP	501	Enterprise Inns PLC, 6.00%, due 10/6/2023	620	(p)
EUR	415	Kirk Beauty Zero GmbH, 6.25%, due 7/15/2022	436	(p)
GBP	1,526	Next Group PLC, 3.63%, due 5/18/2028	1,971	(p)
GBP	689	Stonegate Pub Co. Financing PLC, 4.88%, due 3/15/2022	858	(p)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
$7,630		Walmart, Inc., 3.25%, due 7/8/2029	$8,115	(k)
			13,256
Savings & Loans 0.1%
	3,700	Nationwide Building Society, 4.30%, due 3/8/2029	3,859	(k)(l)(q)
Semiconductors 0.4%
	9,725	Microchip Technology, Inc., 4.33%, due 6/1/2023	10,107	(k)
	Software 0.2%
		CDK Global, Inc.
	600	5.88%, due 6/15/2026	638
	630	4.88%, due 6/1/2027	651
EUR	677	InterXion Holding NV, 4.75%, due 6/15/2025	815	(p)
		IQVIA, Inc.
EUR	1,145	3.25%, due 3/15/2025	1,301	(p)
EUR	245	2.88%, due 9/15/2025	279	(p)
EUR	780	Playtech PLC, 3.75%, due 10/12/2023	899	(p)
			4,583
Software - Services 0.5%
$325		First Data Corp., 5.38%, due 8/15/2023	334	(l)
	1,240	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, due 12/1/2027	1,291	(l)
	2,510	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/2025	2,649	(l)
		Nuance Communications, Inc.
	2,905	6.00%, due 7/1/2024	3,014	(k)
	300	5.63%, due 12/15/2026	317
		Open Text Corp.
	740	5.63%, due 1/15/2023	756	(l)
	2,220	5.88%, due 6/1/2026	2,369	(k)(l)
	2,180	Rackspace Hosting, Inc., 8.63%, due 11/15/2024	1,995	(k)(l)
	1,080	SS&C Technologies, Inc., 5.50%, due 9/30/2027	1,123	(l)
	232	WEX, Inc., 4.75%, due 2/1/2023	233	(l)
			14,081
Specialty Retail 0.3%
		L Brands, Inc.
	325	5.63%, due 10/15/2023	337
	1,485	5.25%, due 2/1/2028	1,376
	635	Liberty Media Corp., 8.50%, due 7/15/2029	653
		Penske Automotive Group, Inc.
	1,360	3.75%, due 8/15/2020	1,363	(k)
	360	5.75%, due 10/1/2022	364
	120	5.38%, due 12/1/2024	123
	415	5.50%, due 5/15/2026	430
	215	QVC, Inc., 5.13%, due 7/2/2022	225
	2,465	William Carter Co., 5.63%, due 3/15/2027	2,585	(l)
			7,456
Steel Producers - Products 0.1%
	2,060	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/2025	2,194	(k)(l)
	30	Steel Dynamics, Inc., 5.25%, due 4/15/2023	30
			2,224

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
Support - Services 1.1%
	ADT Corp.
$385	6.25%, due 10/15/2021	$409
335	4.13%, due 6/15/2023	337
430	4.88%, due 7/15/2032	373	(l)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
104	5.50%, due 4/1/2023	106
625	5.25%, due 3/15/2025	631	(l)
1,940	5.75%, due 7/15/2027	1,959	(l)
1,030	frontdoor, Inc., 6.75%, due 8/15/2026	1,097	(l)
490	Garda World Security Corp., 8.75%, due 5/15/2025	501	(l)
	Hertz Corp.
190	7.63%, due 6/1/2022	197	(l)
1,415	5.50%, due 10/15/2024	1,390	(k)(l)
530	7.13%, due 8/1/2026	541	(l)(t)
2,610	IAA Spinco, Inc., 5.50%, due 6/15/2027	2,729	(l)
320	Iron Mountain US Holdings, Inc., 5.38%, due 6/1/2026	323	(l)
	Iron Mountain, Inc.
750	4.38%, due 6/1/2021	755	(l)
345	6.00%, due 8/15/2023	352
95	5.75%, due 8/15/2024	96
650	4.88%, due 9/15/2027	645	(l)
3,195	5.25%, due 3/15/2028	3,211	(l)
1,605	KAR Auction Services, Inc., 5.13%, due 6/1/2025	1,649	(l)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
722	9.25%, due 5/15/2023	759	(l)
3,795	5.75%, due 4/15/2026	3,961	(l)
2,070	Ritchie Bros Auctioneers, Inc., 5.38%, due 1/15/2025	2,153	(l)
2,115	ServiceMaster Co. LLC, 5.13%, due 11/15/2024	2,188	(l)
	Staples, Inc.
2,720	7.50%, due 4/15/2026	2,781	(l)
280	10.75%, due 4/15/2027	290	(l)
		29,433
Technology Hardware & Equipment 0.4%
	CDW LLC/CDW Finance Corp.
365	5.00%, due 9/1/2023	370
1,230	5.00%, due 9/1/2025	1,279
	CommScope Finance LLC
530	5.50%, due 3/1/2024	537	(l)
325	6.00%, due 3/1/2026	329	(l)
1,475	8.25%, due 3/1/2027	1,453	(l)
	CommScope Technologies LLC
1,208	6.00%, due 6/15/2025	1,099	(k)(l)
2,625	5.00%, due 3/15/2027	2,202	(l)
	CommScope, Inc.
305	5.00%, due 6/15/2021	305	(l)
510	5.50%, due 6/15/2024	468	(l)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
405	5.88%, due 6/15/2021	412	(l)
490	7.13%, due 6/15/2024	518	(l)
1,650	Western Digital Corp., 4.75%, due 2/15/2026	1,631
		10,603

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
Telecom - Satellite 0.1%
		Intelsat Jackson Holdings SA
$435		9.50%, due 9/30/2022	$508	(l)
	2,675	5.50%, due 8/1/2023	2,464	(k)
	646	Intelsat Luxembourg SA, 8.13%, due 6/1/2023	522
			3,494
Telecom - Wireless 0.4%
	440	Sprint Capital Corp., 8.75%, due 3/15/2032	547
		Sprint Corp.
	925	7.25%, due 9/15/2021	993
	1,140	7.88%, due 9/15/2023	1,267
	4,450	7.13%, due 6/15/2024	4,856	(k)
	770	7.63%, due 3/1/2026	861
	1,195	Sprint Nextel Corp., 6.00%, due 11/15/2022	1,270
		T-Mobile USA, Inc.
	360	6.00%, due 4/15/2024	376
	190	6.50%, due 1/15/2026	202
	445	4.50%, due 2/1/2026	453
	1,385	Wind Tre SpA, 5.00%, due 1/20/2026	1,371	(l)
			12,196
Telecom - Wireline Integrated & Services 0.6%
	250	Altice Financing SA, 6.63%, due 2/15/2023	258	(l)
	1,545	Altice France SA, 8.13%, due 2/1/2027	1,682	(l)
		Altice Luxembourg SA
	200	7.75%, due 5/15/2022	204	(l)
	705	7.63%, due 2/15/2025	691	(k)(l)
	660	10.50%, due 5/15/2027	699	(l)
		CenturyLink, Inc.
	210	Ser. V, 5.63%, due 4/1/2020	213
	335	Ser. T, 5.80%, due 3/15/2022	348
		Equinix, Inc.
	140	5.38%, due 1/1/2022	144
	1,215	5.75%, due 1/1/2025	1,256
	2,985	Frontier Communications Corp., 8.00%, due 4/1/2027	3,115	(l)
		Level 3 Financing, Inc.
	45	5.38%, due 8/15/2022	45
	350	5.63%, due 2/1/2023	355
	1,085	5.13%, due 5/1/2023	1,090
	1,000	5.38%, due 1/15/2024	1,014
		Numericable-SFR SA
	487	6.25%, due 5/15/2024	503	(l)
	1,615	7.38%, due 5/1/2026	1,708	(k)(l)
	315	Qwest Corp., 6.75%, due 12/1/2021	338
		Zayo Group LLC/Zayo Capital, Inc.
	1,225	6.00%, due 4/1/2023	1,262
	465	6.38%, due 5/15/2025	477
	1,100	5.75%, due 1/15/2027	1,116	(l)
			16,518
Telecommunications 1.7%
EUR	567	Altice France SA, 5.88%, due 2/1/2027	689	(p)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
		AT&T, Inc.
$1,300		(3 month USD LIBOR + 0.95%), 3.25%, due 7/15/2021	$1,312	(b)
2,929		4.35%, due 6/15/2045	2,941
11,025		5.45%, due 3/1/2047	12,738	(k)
7,940		4.50%, due 3/9/2048	8,137	(k)
200		Batelco Int’l Finance No. 1 Ltd., 4.25%, due 5/1/2020	200	(p)
200		Comunicaciones Celulares SA via Comcel Trust, 6.88%, due 2/6/2024	207	(p)
EUR	622	DKT Finance ApS, 7.00%, due 6/17/2023	749	(p)
$1,865		Liquid Telecommunications Financing PLC, 8.50%, due 7/13/2022	1,877	(k)(l)
EUR	713	Numericable-SFR SA, 5.63%, due 5/15/2024	817	(p)
EUR	441	SoftBank Group Corp., 5.00%, due 4/15/2028	566	(p)
EUR	656	Telecom Italia SpA, 3.63%, due 5/25/2026	789	(p)
		Telefonica Europe BV
EUR	1,800	2.63%, due 3/7/2023	2,013	(p)(q)(r)
EUR	400	3.88%, due 6/22/2026	464	(p)(q)(r)
		Verizon Communications, Inc.
$1,300		(3 month USD LIBOR + 1.00%), 3.41%, due 3/16/2022	1,320	(b)
9,240		4.52%, due 9/15/2048	10,198	(k)
EUR	797	Wind Tre SpA, 3.13%, due 1/20/2025	890	(p)
			45,907
Theaters & Entertainment 0.2%
		AMC Entertainment Holdings, Inc.
$1,515		5.75%, due 6/15/2025	1,431	(k)
815		5.88%, due 11/15/2026	739
725		6.13%, due 5/15/2027	649
		Live Nation Entertainment, Inc.
425		5.38%, due 6/15/2022	430	(l)
1,390		4.88%, due 11/1/2024	1,434	(l)
			4,683
Transportation 0.0%(d)
200		Rumo Luxembourg S.a.r.l., 7.38%, due 2/9/2024	217	(p)
Water 0.1%
1,130		Agua y Saneamientos Argentinos SA, 6.63%, due 2/1/2023	848	(p)
GBP	500	Anglian Water Osprey Financing PLC, 4.00%, due 3/8/2026	564	(p)
GBP	1,626	Thames Water Utilities Cayman Finance Ltd., 1.88%, due 1/24/2024	2,009	(p)
			3,421
		Total Corporate Bonds (Cost $1,237,029)	1,276,793
Municipal Notes 0.8%
California 0.0%(d)
$710		Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/2033	875
Delaware 0.0%(d)
720		Delaware St. Hlth. Fac. Au. Rev. (Beebe Med. Ctr. Inc.), Ser. 2018, 5.00%, due 6/1/2048	832
Florida 0.0%(d)
705		Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences Proj.), Ser. 2018-A-1, 4.00%, due 7/1/2043	726
Illinois 0.1%
675		Chicago O’Hare Int’l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/2048	778

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
$880	Illinois Fin. Au. Rev. (Local Gov’t Prog.-East Prairie Sch. Dist. # 73 Proj.), (BAM Insured), Ser. 2018, 4.00%, due 12/1/2042	$948
		1,726
Massachusetts 0.1%
1,055	Massachusetts St. Dev. Fin. Agcy. Rev. (CareGroup Obligated Group), Ser. 2018-J2, 5.00%, due 7/1/2053	1,237
1,060	Massachusetts St. Ed. Fin. Au. Rev. Ref., Ser. 2018-A, 4.08%, due 7/1/2027	1,162
		2,399
Michigan 0.1%
720	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2048	792
910	Michigan St. Strategic Fund Ltd. Oblig. Rev. (I-75 Improvement Proj.), Ser. 2018, 5.00%, due 6/30/2048	1,063
		1,855
New Jersey 0.2%
695	Atlantic City G.O. Ref., Ser. 2018, 4.29%, due 9/1/2026	744
1,095	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/2047	1,226
700	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/2026	842
690	New Jersey St. Hsg. & Mtge. Fin. Agcy. Rev. Ref. (Single Family Hsg. ), Ser. 2018-B, 3.80%, due 10/1/2032	731
880	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref., Ser. 2018-A, 5.00%, due 12/15/2036	1,021
695	South Jersey Port Corp. Rev. (Sub-Marine Term), Ser. 2017-B, 5.00%, due 1/1/2048	784
		5,348
Oklahoma 0.0%(d)
715	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/2057	847
Pennsylvania 0.1%
355	Commonwealth of Pennsylvania Cert. of Participation Ref., Ser. 2018, 5.00%, due 7/1/2043	416
1,060	Pennsylvania St. Turnpike Commission Oil Franchise Tax Rev., Subser. 2018-B, 5.00%, due 12/1/2048	1,257
		1,673
Rhode Island 0.1%
1,035	Rhode Island Commerce Corp. Spec. Fac. Rev. Ref. (1st Lien - R I Arpt. Corp. Int’l Fac. Proj.), Ser. 2018, 5.00%, due 7/1/2034	1,235
770	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2018, 5.00%, due 12/1/2025	909
		2,144
Tennessee 0.0%(d)
530	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/2029	656
Texas 0.1%
1,070	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/2042	1,183
705	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	818	(t)
		2,001

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
Utah 0.0%(d)
$1,060	Salt Lake City Corp. Arpt. Rev., Ser. 2018-A, 5.00%, due 7/1/2043	$1,255
West Virginia 0.0%(d)
705	West Virginia Hosp. Fin. Au. Rev. (Imp. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/2052	817

	Total Municipal Notes (Cost $21,683)	23,154

Asset-Backed Securities 10.3%
1,100	AIMCO CLO, Ser. 2018-AA, Class E, (3 month USD LIBOR + 5.15%), 7.45%, due 4/17/2031	957	(b)(l)
	AIMCO CLO 10 Ltd.
1,050	Ser. 2019-10A, Class D, (3 month USD LIBOR + 3.55%), 5.85%, due 7/22/2032	1,029	(b)(l)
2,000	Ser. 2019-10A, Class E, (3 month USD LIBOR + 6.55%), 8.85%, due 7/22/2032	1,918	(b)(l)
550	Alinea CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 6.00%), 8.28%, due 7/20/2031	519	(b)(l)
7,960	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	8,352	(l)
1,000	American Express Credit Account Master Trust, Ser. 2017-2, Class A, (1 month LIBOR + 0.45%), 2.78%, due 9/16/2024	1,005	(b)
	Apidos CLO XXVIII
500	Ser. 2017-28A, Class C, (3 month USD LIBOR + 2.50%), 4.78%, due 1/20/2031	469	(b)(l)
500	Ser. 2017-28A, Class D, (3 month USD LIBOR + 5.50%), 7.78%, due 1/20/2031	462	(b)(l)
5,000	Apidos CLO XXXI, Ser. 2019-31A, Class D, (3 month USD LIBOR + 3.65%), 6.13%, due 4/15/2031	5,002	(b)(l)
	Ares LIII CLO Ltd.
4,750	Ser. 2019-53A, Class D, (3 month USD LIBOR + 3.75%), 6.27%, due 4/24/2031	4,752	(b)(l)
1,700	Ser. 2019-53A, Class E, (3 month USD LIBOR + 6.85%), 9.37%, due 4/24/2031	1,701	(b)(l)
2,000	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3 month USD LIBOR + 6.10%), 8.40%, due 10/15/2030	1,959	(b)(l)
	Asset Backed Securities Corp. Home Equity
406	Ser. 2004-HE5, Class M2, (1 month USD LIBOR + 1.88%), 4.14%, due 8/25/2034	405	(b)
393	Ser. 2006-HE1, Class A3, (1 month USD LIBOR + 0.20%), 2.47%, due 1/25/2036	392	(b)
3,300	Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.46%), 8.74%, due 10/20/2029	3,235	(b)(l)
	Assurant CLO II Ltd.
250	Ser. 2018-1A, Class D, (3 month USD LIBOR + 2.85%), 5.13%, due 4/20/2031	240	(b)(l)
1,500	Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.60%), 7.88%, due 4/20/2031	1,385	(b)(l)
9,795	BA Credit Card Trust, Ser. 2018-A2, Class A2, 3.00%, due 9/15/2023	9,940	(k)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
	Bear Stearns Asset-Backed Securities I Trust
$6,730	Ser. 2005-AQ2, Class M1, (1 month USD LIBOR + 0.49%), 2.76%, due 9/25/2035	$6,717	(b)
2,797	Ser. 2006-HE1, Class 1M3, (1 month USD LIBOR + 0.46%), 2.73%, due 12/25/2035	2,781	(b)
	Bear Stearns Asset-Backed Securities Trust
1,333	Ser. 2004-SD3, Class M2, (1 month USD LIBOR + 1.88%), 4.14%, due 9/25/2034	1,346	(b)
7,265	Ser. 2006-SD2, Class M2, (1 month USD LIBOR + 0.80%), 3.07%, due 6/25/2036	7,293	(b)
3,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3 month USD LIBOR + 6.41%), 8.71%, due 10/15/2030	2,904	(b)(l)
700	BlueMountain CLO XXV Ltd., Ser. 2019-25A, Class D, (3 month USD LIBOR + 3.55%), 5.84%, due 7/15/2032	698	(b)(l)
650	Canyon Capital CLO Ltd., Ser. 2014-1A, Class DR, (3 month USD LIBOR + 5.50%), 7.77%, due 1/30/2031	583	(b)(l)
	Capital One Multi-Asset Execution Trust
25,785	Ser. 2018-A1, Class A1, 3.01%, due 2/15/2024	26,179	(k)
1,005	Ser. 2016-A7, Class A7, (1 month LIBOR + 0.51%), 2.84%, due 9/16/2024	1,009	(b)
	Carbone CLO Ltd.
1,000	Ser. 2017-1A, Class C, (3 month USD LIBOR + 2.60%), 4.88%, due 1/20/2031	945	(b)(l)
1,000	Ser. 2017-1A, Class D, (3 month USD LIBOR + 5.90%), 8.18%, due 1/20/2031	942	(b)(l)
1,120	Carlye U.S. CLO Ltd., Ser. 2017-5A, Class D, (3 month USD LIBOR + 5.30%), 7.58%, due 1/20/2030	1,028	(b)(l)
9,808	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1 month USD LIBOR + 0.24%), 2.51%, due 3/25/2036	9,725	(b)(k)
1,000	Chase Issuance Trust, Ser. 2016-A3, Class A3, (1 month LIBOR + 0.55%), 2.88%, due 6/15/2023	1,007	(b)
2,350	CIFC Funding III Ltd., Ser. 2019-3A, Class D, (3 month USD LIBOR + 6.80%), 9.23%, due 7/16/2032	2,339	(b)(l)
2,500	Citibank Credit Card Issuance Trust, Ser. 2017-A7, Class A7, (1 month LIBOR + 0.37%), 2.73%, due 8/8/2024	2,506	(b)
545	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, (1 month USD LIBOR + 0.16%), 2.43%, due 9/25/2036	464	(b)
290	Colony American Finance Ltd., Ser. 2016-1, Class A, 2.54%, due 6/15/2048	288	(l)
3,650	Dryden 36 Senior Loan Fund, Ser. 2014-36A, Class ER2, (3 month USD LIBOR + 6.88%), 9.18%, due 4/15/2029	3,649	(b)(l)
250	Dryden 45 Senior Loan Fund, Ser. 2016-45A, Class ER, (3 month USD LIBOR + 5.85%), 8.15%, due 10/15/2030	239	(b)(l)
	Dryden 53 CLO Ltd.
300	Ser. 2017-53A, Class D, (3 month USD LIBOR + 2.40%), 4.70%, due 1/15/2031	280	(b)(l)
750	Ser. 2017-53A, Class E, (3 month USD LIBOR + 5.30%), 7.60%, due 1/15/2031	685	(b)(l)(u)
2,350	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3 month USD LIBOR + 6.20%), 8.50%, due 10/19/2029	2,290	(b)(l)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
	Eaton Vance CLO Ltd.
$850	Ser. 2015-1A, Class DR, (3 month USD LIBOR + 2.50%), 4.78%, due 1/20/2030	$799	(b)(l)
900	Ser. 2015-1A, Class ER, (3 month USD LIBOR + 5.60%), 7.88%, due 1/20/2030	830	(b)(l)
750	Ser. 2018-1A, Class E, (3 month USD LIBOR + 6.00%), 8.30%, due 10/15/2030	705	(b)(l)
	Elmwood CLO II Ltd.
2,400	Ser. 2019-2A, Class D, (3 month USD LIBOR + 3.95%), 6.50%, due 4/20/2031	2,401	(b)(l)
2,700	Ser. 2019-2A, Class E, (3 month USD LIBOR + 6.80%), 9.35%, due 4/20/2031	2,700	(b)(l)
2,268	EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, (1 month USD LIBOR + 1.13%), 3.46%, due 9/25/2033	2,256	(b)
920	Evergreen Credit Card Trust, Ser. 2019-1, Class A, (1 month USD LIBOR + 0.48%), 2.81%, due 1/15/2023	923	(b)(l)
306	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, (1 month USD LIBOR + 0.74%), 3.00%, due 5/25/2035	306	(b)
700	Flatiron CLO 17 Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.00%), 8.52%, due 5/15/2030	685	(b)(l)
2,150	Flatiron CLO 18 Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.15%), 7.45%, due 4/17/2031	1,964	(b)(k)(l)
1,801	Foundation Finance Trust, Ser. 2019-1A, Class A , 3.86%, due 11/15/2034	1,832	(l)
469	Freedom Financial Trust, Ser. 2018-1, Class A, 3.61%, due 7/18/2024	471	(l)
1,600	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3 month USD LIBOR + 6.00%), 8.30%, due 7/15/2031	1,479	(b)(l)
250	Galaxy XXVII CLO Ltd., Ser. 2018-27A, Class E, (3 month USD LIBOR + 5.78%), 8.30%, due 5/16/2031	224	(b)(l)
1,600	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.40%), 9.00%, due 10/15/2030	1,575	(b)(l)
1,868	Global SC Finance IV Ltd., Ser. 2018-1A, Class A, 4.29%, due 5/17/2038	1,920	(l)
	GM Financial Consumer Automobile Receivables Trust
3,800	Ser. 2018-1, Class A2A, 2.08%, due 1/19/2021	3,798
2,316	Ser. 2018-2, Class A2A, 2.55%, due 5/17/2021	2,317
377	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, (1 month USD LIBOR + 1.60%), 3.87%, due 2/25/2035	377	(b)
2,835	Hyundai Auto Lease Securitization Trust, Ser. 2019-A, Class A2, 2.92%, due 7/15/2021	2,846	(l)
	Invitation Homes Trust
1,424	Ser. 2017-SFR2, Class A, (1 month USD LIBOR + 0.85%), 3.16%, due 12/17/2036	1,421	(b)(l)
1,914	Ser. 2018-SFR1, Class A, (1 month USD LIBOR + 0.70%), 3.01%, due 3/17/2037	1,890	(b)(l)
1,250	Jay Park CLO Ltd., Ser. 2019-1A, Class DR, (3 month USD LIBOR + 5.20%), 7.48%, due 10/20/2027	1,219	(b)(l)
	JP Morgan Mortgage Acquisition Trust
3,497	Ser. 2006-CH1, Class M1, (1 month USD LIBOR + 0.22%), 2.49%, due 7/25/2036	3,485	(b)
5,260	Ser. 2007-CH1, Class MV2, (1 month USD LIBOR + 0.28%), 2.55%, due 11/25/2036	5,242	(b)
469	Ser. 2007-HE1, Class AF1, (1 month USD LIBOR + 0.10%), 2.37%, due 3/25/2047	337	(b)
2,000	KKR CLO 16 Ltd., Ser. 2016, Class DR, (3 month USD LIBOR + 6.75%), 9.03%, due 1/20/2029	1,992	(b)(l)
5,500	KKR CLO 25 Ltd., Ser. 2025, Class D, (3 month USD LIBOR + 3.85%), 6.35%, due 4/15/2032	5,502	(b)(l)
2,750	Madison Park Funding XXXIV Ltd., Ser. 2019-34A, Class E, (3 month USD LIBOR + 6.75%), 9.33%, due 4/25/2031	2,734	(b)(l)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
$3,000	Madison Park Funding XXXV Ltd., Ser. 2019-35A, Class E, (3 month USD LIBOR + 6.75%), 9.27%, due 4/20/2031	$2,983	(b)(l)
	Magnetite CLO Ltd.
3,000	Ser. 2019-22A, Class D, (3 month USD LIBOR + 3.65%), 6.17%, due 4/15/2031	3,001	(b)(l)
250	Ser. 2018-20A, Class D, (3 month USD LIBOR + 2.50%), 4.78%, due 4/20/2031	234	(b)(l)
250	Ser. 2018-20A, Class E, (3 month USD LIBOR + 5.35%), 7.63%, due 4/20/2031	229	(b)(l)
1,000	Ser. 2015-12A, Class ER, (3 month USD LIBOR + 5.68%), 7.98%, due 10/15/2031	959	(b)(l)
500	Marble Point CLO XI Ltd., Ser. 2017-2A, Class D, (3 month USD LIBOR + 2.80%), 5.10%, due 12/18/2030	470	(b)(l)
3,250	Mariner CLO LLC, Ser. 2019-1A, Class D, (3 month USD LIBOR + 3.85%), 6.41%, due 4/30/2032	3,259	(b)(l)
	Navient Student Loan Trust
116	Ser. 2017-3A, Class A1, (1 month USD LIBOR + 0.30%), 2.57%, due 7/26/2066	116	(b)(l)
1,705	Ser. 2018-3A, Class A1, (1 month USD LIBOR + 0.27%), 2.54%, due 3/25/2067	1,705	(b)(l)
436	Ser. 2019-1A, Class A1, (1 month USD LIBOR + 0.33%), 2.60%, due 12/27/2067	436	(b)(l)
9,476	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, (1 month USD LIBOR + 0.37%), 2.64%, due 3/25/2036	9,477	(b)(k)
750	Niagara Park CLO Ltd., Ser. 2019-1A, Class D, (3 month USD LIBOR + 3.55%), 5.94%, due 7/17/2032	750	(b)(l)
	OCP CLO Ltd.
3,000	Ser. 2015-8A, Class CR, (3 month USD LIBOR + 2.80%), 5.10%, due 4/17/2027	2,969	(b)(l)
2,800	Ser. 2015-10A, Class CR, (3 month USD LIBOR + 2.60%), 4.87%, due 10/26/2027	2,732	(b)(l)
3,800	Ser. 2017-14A, Class C, (3 month USD LIBOR + 2.60%), 5.12%, due 11/20/2030	3,552	(b)(l)
1,800	Ser. 2017-14A, Class D, (3 month USD LIBOR + 5.80%), 8.32%, due 11/20/2030	1,686	(b)(l)
1,000	Ser. 2018-15A, Class D, (3 month USD LIBOR + 5.85%), 8.13%, due 7/20/2031	924	(b)(l)
3,200	Octagon Investment Partners 41 Ltd., Ser. 2019-2A, Class E, (3 month USD LIBOR + 6.90%), 9.50%, due 4/15/2031	3,182	(b)(l)
1,000	OHA Credit Funding 3 Ltd., Ser. 2019-3A, Class D, (3 month USD LIBOR + 3.55%), 6.18%, due 7/20/2032	1,000	(b)(l)
750	OHA Credit Partners XV Ltd., Ser. 2017-15A, Class D, (3 month USD LIBOR + 2.45%), 4.73%, due 1/20/2030	701	(b)(l)
	Palmer Square CLO Ltd.
2,500	Ser. 2015-1A, Class DR2, (3 month USD LIBOR + 6.25%), 8.77%, due 5/21/2029	2,504	(b)(l)
700	Ser. 2014-1A, Class DR2, (3 month USD LIBOR + 5.70%), 8.00%, due 1/17/2031	651	(b)(l)
1,600	Ser. 2018-1A, Class D, (3 month USD LIBOR + 5.15%), 7.93%, due 4/18/2031	1,437	(b)(l)
300	PPM CLO 3 Ltd., Ser. 2019-3A, Class D, (3 month USD LIBOR + 3.70%), 6.17%, due 7/17/2030	300	(b)(l)
402	Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, (1 month USD LIBOR + 0.48%), 2.75%, due 4/25/2035	402	(b)
1,000	Riserva CLO Ltd., Ser. 2016-3A, Class ER, (3 month USD LIBOR + 6.35%), 8.65%, due 10/18/2028	980	(b)(l)
1,151	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, (1 month USD LIBOR + 0.87%), 3.14%, due 8/25/2035	1,162	(b)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE†
(000’s omitted)		(000’s omitted)
$343	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1 month USD LIBOR + 0.98%), 3.24%, due 7/25/2034	$339	(b)
289	SoFi Consumer Loan Program Trust, Ser. 2018-1, Class A1, 2.55%, due 2/25/2027	289	(l)
835	SoFi Professional Loan Program LLC, Ser. 2017-E, Class A1, (1 month USD LIBOR + 0.50%), 2.77%, due 11/26/2040	832	(b)(l)
	Structured Asset Securities Corp.
302	Ser. 2005-NC2, Class M3, (1 month USD LIBOR + 0.43%), 2.70%, due 5/25/2035	302	(b)
123	Ser. 2006-AM1, Class A4, (1 month USD LIBOR + 0.16%), 2.43%, due 4/25/2036	123	(b)
228	Ser. 2006-NC1, Class A4, (1 month USD LIBOR + 0.15%), 2.42%, due 5/25/2036	228	(b)
1,000	Symphony CLO XXI Ltd., Ser. 2019-21A, Class D, (3 month USD LIBOR + 3.65%), 6.01%, due 7/15/2032	1,000	(b)(l)
1,150	TICP CLO V Ltd., Ser. 2016-5A, Class ER, (3 month USD LIBOR + 5.75%), 8.05%, due 7/17/2031	1,057	(b)(l)
3,500	TICP CLO VIII Ltd., Ser. 2017-8A, Class D, (3 month USD LIBOR + 6.55%), 8.83%, due 10/20/2030	3,496	(b)(l)
1,000	TICP CLO X Ltd., Ser. 2018-10A, Class E, (3 month USD LIBOR + 5.50%), 7.78%, due 4/20/2031	936	(b)(l)
1,150	TICP CLO XIII Ltd., Ser. 2019-13E, Class E, (3 month USD LIBOR + 6.75%), 9.12%, due 7/15/2032	1,150	(b)(l)
1,300	TRESTLES CLO II Ltd., Ser. 2018-2A, Class D, (3 month USD LIBOR + 5.75%), 8.03%, due 7/25/2031	1,198	(b)(l)
1,200	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, (3 month USD LIBOR + 6.68%), 8.96%, due 7/25/2029	1,193	(b)(l)
4,000	VERDE CLO, Ser. 2019-1A, Class D, (3 month USD LIBOR + 3.80%), 6.36%, due 4/15/2032	4,001	(b)(l)
	Verizon Owner Trust
6,103	Ser. 2017-1A, Class A, 2.06%, due 9/20/2021	6,096	(l)
590	Ser. 2019-A, Class A1B, (1 month USD LIBOR + 0.33%), 2.60%, due 9/20/2023	589	(b)
1,000	Ser. 2019-B, Class A1B, (1 month USD LIBOR + 0.45%), 2.89%, due 12/20/2023	1,003	(b)
	Voya CLO Ltd.
250	Ser. 2018-3A, Class E, (3 month USD LIBOR + 5.75%), 8.05%, due 10/15/2031	234	(b)(l)
350	Ser. 2016-3A, Class DR, (3 month USD LIBOR + 6.08%), 8.38%, due 10/18/2031	327	(b)(l)
3,325	Westcott Park CLO Ltd., Ser. 2016-1A, Class ER, (3 month USD LIBOR + 6.40%), 8.68%, due 7/20/2028	3,323	(b)(l)
36,265	World Omni Auto Receivables Trust, Ser. 2019-A, Class A3, 3.04%, due 5/15/2024	36,957	(k)
1,550	York CLO-2 Ltd., Ser. 2015-1A, Class DR, (3 month USD LIBOR + 2.60%), 4.88%, due 1/22/2031	1,466	(b)(l)

	Total Asset-Backed Securities (Cost $279,987)	287,789

Foreign Government Securities 3.2%
2,300	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	2,225	(p)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
		Angolan Government International Bond
	$200	9.50%, due 11/12/2025	$232	(p)
	424	9.38%, due 5/8/2048	470	(p)
	180	9.38%, due 5/8/2048	199	(p)
		Argentine Republic Government International Bond
EUR	610	3.88%, due 1/15/2022	565	(p)
	$202	4.63%, due 1/11/2023	169
EUR	3,500	3.38%, due 12/31/2038	2,267	(v)
		Banque Centrale de Tunisie International Bond
EUR	1,040	5.63%, due 2/17/2024	1,140	(p)
EUR	100	6.38%, due 7/15/2026	111	(p)
		Brazil Notas do Tesouro Nacional
BRL	4,042	Ser. F, 10.00%, due 1/1/2023	1,174
BRL	8,170	Ser. F, 10.00%, due 1/1/2029	2,532
	$290	Brazilian Government International Bond, 5.63%, due 2/21/2047	323
		Colombian TES
COP	435,300	Ser. B, 6.25%, due 11/26/2025	138
COP	3,849,100	Ser. B, 6.00%, due 4/28/2028	1,184
COP	7,856,600	Ser. B, 7.25%, due 10/18/2034	2,628
	$1,261	Costa Rica Government International Bond, 7.16%, due 3/12/2045	1,305	(p)
		Croatia Government International Bond
EUR	210	1.13%, due 6/19/2029	237	(p)
EUR	694	2.75%, due 1/27/2030	907	(p)
	$756	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	791	(l)
		Dominican Republic International Bond
	750	6.88%, due 1/29/2026	853	(l)
	150	6.40%, due 6/5/2049	160	(p)
	262	Ecuador Government International Bond, 10.75%, due 1/31/2029	293	(p)
		Egypt Government International Bond
EUR	257	5.63%, due 4/16/2030	290	(p)
	$1,110	8.50%, due 1/31/2047	1,214	(p)
	418	7.90%, due 2/21/2048	436	(p)
	152	El Salvador Government International Bond, 7.12%, due 1/20/2050	154	(p)(t)
EUR	12,005	European Financial Stability Facility, 0.88%, due 4/10/2035	14,477	(p)
		Export Credit Bank of Turkey
	$360	5.38%, due 10/24/2023	343	(p)
	604	8.25%, due 1/24/2024	634	(l)
EUR	4,790	French Republic Government Bond OAT, 1.25%, due 5/25/2034	6,143	(p)
	$950	Ghana Government International Bond, 10.75%, due 10/14/2030	1,206	(p)
IDR	85,253,000	Indonesia Treasury Bond, 6.13%, due 5/15/2028	5,608
		Ivory Coast Government International Bond
	$1,874	5.75%, due 12/31/2032	1,834	(p)
EUR	674	6.63%, due 3/22/2048	758	(p)
	$266	Kenya Government International Bond, 8.00%, due 5/22/2032	282	(p)
		Mexican Bonos
MXN	10,590	Ser. M20, 10.00%, due 12/5/2024	618
MXN	69,187	Ser. M20, 7.50%, due 6/3/2027	3,616
	$880	Mexico Government International Bond, 5.75%, due 10/12/2110	956
	470	Mongolia Government International Bond, 8.75%, due 3/9/2024	533	(p)
	730	Namibia International Bonds, 5.25%, due 10/29/2025	744	(l)
	1,780	Nigeria Government International Bond, 7.88%, due 2/16/2032	1,890	(p)
		Oman Government International Bond
	206	4.13%, due 1/17/2023	205	(p)
	200	6.00%, due 8/1/2029	200	(p)(t)
	326	6.75%, due 1/17/2048	308	(p)
	230	6.75%, due 1/17/2048	217	(p)
	206	Papua New Guinea Government International Bond, 8.38%, due 10/4/2028	222	(p)
	320	Paraguay Government International Bond, 6.10%, due 8/11/2044	386	(p)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
		Qatar Government International Bond
	$370	3.88%, due 4/23/2023	$390	(p)
	764	4.82%, due 3/14/2049	884	(p)
		Republic of South Africa Government Bond
ZAR	14,265	Ser. R186, 10.50%, due 12/21/2026	1,110
ZAR	20,567	8.25%, due 3/31/2032	1,315
ZAR	6,595	9.00%, due 1/31/2040	425
	$1,253	Republic of South Africa Government International Bond, 5.88%, due 6/22/2030	1,333
	203	Republic of Uzbekistan Bond, 5.38%, due 2/20/2029	217	(p)
		Romanian Government International Bond
EUR	198	2.12%, due 7/16/2031	222	(p)
EUR	192	4.63%, due 4/3/2049	264	(p)
		Russian Federal Bond - OFZ
RUB	120,000	7.95%, due 10/7/2026	1,975
RUB	103,364	7.05%, due 1/19/2028	1,621
RUB	44,181	7.70%, due 3/23/2033	715
EUR	990	Senegal Government International Bond, 4.75%, due 3/13/2028	1,144	(p)
EUR	339	Serbia International Bond, 1.50%, due 6/26/2029	378	(p)
		Sri Lanka Government International Bond
	$302	6.85%, due 3/14/2024	312	(p)
	200	6.35%, due 6/28/2024	201	(p)
	2,323	6.75%, due 4/18/2028	2,277	(p)
	200	7.55%, due 3/28/2030	203	(p)
	590	Trinidad & Tobago Government International Bond, 4.50%, due 8/4/2026	594	(l)
		Turkey Government Bond
TRY	8,990	10.70%, due 8/17/2022	1,434
TRY	7,925	12.40%, due 3/8/2028	1,250
		Turkey Government International Bond
	$400	5.75%, due 3/22/2024	395
EUR	698	5.20%, due 2/16/2026	807
	$458	6.13%, due 10/24/2028	443
	200	7.63%, due 4/26/2029	210
		Ukraine Government International Bond
	220	7.75%, due 9/1/2020	227	(p)
EUR	134	6.75%, due 6/20/2026	161	(p)
	$360	7.75%, due 9/1/2026	380	(p)
	1,290	7.75%, due 9/1/2027	1,361	(p)
	280	9.75%, due 11/1/2028	327	(p)
	200	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/2022	210	(p)
EUR	2,400	UNEDIC ASSEO, 1.25%, due 5/25/2033	3,023	(p)
	$1,295	Venezuela Government International Bond, 8.25%, due 10/13/2024	198	(p)(u)(w)

		Total Foreign Government Securities (Cost $88,162)	89,183

Developed Markets Ex- U.S. 0.3%
Regional (state/province) 0.3%
	1,409	Brazil Loan Trust 1, 5.48%, due 7/24/2023	1,469	(p)
	4,805	Gemeinsame Deutsche Bundeslaender, Ser. 55, 0.75%, due 9/25/2028	5,745	(p)
	200	Provincia de Cordoba, 7.13%, due 6/10/2021	178	(p)

		Total Developed Markets Ex- U.S. (Cost $7,479)	7,392

See Notes to Schedule of Investments

NUMBER OF SHARES		VALUE† (000’s omitted)
Short-Term Investments 0.4%
Investment Companies 0.4%
9,692,585	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(x) (Cost $9,693)	$9,693	(k)

	Total Investments 118.2% (Cost $3,244,799)	3,290,262

	Liabilities Less Other Assets (18.2)%	(507,744)	(y)
	Net Assets 100.0%	$2,782,518

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.
(c)	Value determined using significant unobservable inputs.
(d)	Represents less than 0.05% of net assets of the Fund.
(e)	All or a portion of this security was purchased on a delayed delivery basis.
(f)	All or a portion of this security had not settled as of July 31, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(g)

The stated interest rate represents the weighted average interest rate at July 31, 2019 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(h)	Rate shown was the discount rate at the date of purchase.
(i)	All or a portion of the security is pledged as collateral for futures.
(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)

All or a portion of this security is segregated in connection with obligations for TBA (To Be Announced) securities, when-issued securities, swaps, futures, forward foreign currency contracts, bond forward contracts and/or delayed delivery securities with a total value of approximately $761,105,000.

(l)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $510,647,000, which represents 18.4% of net assets of the Fund. Securities denoted with (l) but without (u), if any, have been deemed by the investment manager to be liquid.

(m)

Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(n)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(o)

TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2019, amounted to approximately $528,115,000, which represents 19.0% of net assets of the Fund.

(p)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2019 amounted to approximately $303,158,000, which represents 10.9% of net assets of the Fund.

(q)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(r)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(s)	Payment-in-kind (PIK) security.
(t)	When-issued security. Total value of all such securities at July 31, 2019, amounted to approximately $5,206,000, which represents 0.2% of net assets of the Fund.

See Notes to Schedule of Investments

(u)	Illiquid security.
(v)

Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2019.

(w)	Defaulted security.
(x)	Represents 7-day effective yield as of July 31, 2019.
(y)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	4	Australian Dollar	$274,040	$(3,280)
9/2019	25	Canadian Dollar	1,896,375	17,250
9/2019	21	Pound Sterling	1,599,675	(71,575)
9/2019	2,450	U.S. Treasury Note, 2 Year	525,295,313	1,033,596
9/2019	378	U.S. Treasury Note, 5 Year	44,435,672	222,782
9/2019	333	U.S. Treasury Note, 10 Year	42,431,484	(153,312)
9/2019	8	U.S. Treasury Ultra Long Bond	1,420,500	28,335
Total Long Positions			$617,353,059	$1,073,796

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	620	Euro-Bobl	$(92,655,938)	$(810,124)
9/2019	384	Euro-Bund	(74,420,186)	(722,889)
9/2019	7	Euro-Buxl Bond, 30 Year	(1,619,387)	(93,298)
9/2019	23	Euro	(3,199,156)	65,981
9/2019	146	United Kingdom Long Gilt Bond	(23,584,040)	(687,114)
9/2019	687	U.S. Treasury Long Bond	(106,892,906)	(2,631,694)
9/2019	1,339	U.S. Treasury Ultra Long Bond	(237,756,188)	(5,011,897)
9/2019	1,443	U.S. Treasury Note, Ultra 10 Year	(198,908,531)	(3,151,652)
Total Short Positions			$(739,036,332)	$(13,042,687)
Total Futures				$(11,968,891)

At July 31, 2019, the Fund had $9,071,726 deposited in a segregated account to cover margin requirements on open futures.  At July 31, 2019, the Fund had securities pledged in the amount of $8,406,784 to cover collateral requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At July 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
375,510	USD	17,205,869	ARS	MS	9/5/2019	$1,444
558,328	BRL	143,662	USD	GSI	9/4/2019	2,317
767,809	BRL	198,549	USD	GSI	9/4/2019	2,200
611,310	BRL	157,888	USD	SCB	9/4/2019	1,944
401,101	USD	1,511,789	BRL	GSI	9/4/2019	5,832
718,809	USD	2,750,308	BRL	MS	10/9/2019	1,990
4,607,785	CNY	666,158	USD	JPM	10/18/2019	760
686,913	USD	4,611,064	CNY	JPM	10/18/2019	19,520
3,640,827,287	COP	1,102,746	USD	GSI	9/18/2019	3,723
817,763	USD	2,636,270,591	COP	GSI	9/18/2019	16,584
158,428	USD	508,024,509	COP	GSI	9/18/2019	4,036
157,405	USD	509,048,288	COP	MS	9/18/2019	2,702
23,824	EUR	619,270	CZK	SCB	8/28/2019	251
56,220,768	USD	369,703,275	DKK	GSI	10/17/2019	1,062,078
49,829,452	HUF	154,987	EUR	GSI	8/7/2019	2,459
3,730,988	USD	3,287,268	EUR	JPM	8/5/2019	91,107
520,478	USD	461,747	EUR	JPM	8/5/2019	9,201
551,269	USD	482,224	EUR	SCB	8/5/2019	17,319

See Notes to Schedule of Investments

257,241	USD	227,737	EUR	SCB	8/5/2019	5,075
590,673	USD	530,377	EUR	SCB	8/5/2019	3,404
3,752,221	USD	3,287,268	EUR	JPM	10/3/2019	94,882
148,023	USD	130,000	EUR	JPM	10/3/2019	3,388
81,547,520	USD	71,879,003	EUR	GSI	10/17/2019	1,489,178
73,212,503	USD	64,490,657	EUR	GSI	10/17/2019	1,383,250
40,487,052	USD	35,842,921	EUR	GSI	10/17/2019	565,452
26,489,986	USD	23,349,254	EUR	GSI	10/17/2019	483,746
25,505,474	USD	22,481,469	EUR	GSI	10/17/2019	465,767
581,407	USD	518,596	EUR	GSI	10/17/2019	3,799
11,676,327	USD	10,433,322	EUR	JPM	10/17/2019	55,764
22,181,686	USD	17,649,182	GBP	GSI	10/17/2019	640,041
13,715,955	USD	10,896,515	GBP	GSI	10/17/2019	416,254
8,880,238	USD	7,065,691	GBP	GSI	10/17/2019	256,235
4,084	USD	3,245	GBP	GSI	10/17/2019	124
713,283	USD	10,016,638,710	IDR	GSI	8/23/2019	3,667
1,250,522	ILS	346,345	USD	GSI	8/23/2019	10,224
545,872	ILS	151,179	USD	GSI	8/23/2019	4,469
151,553	ILS	41,906	USD	GSI	8/23/2019	1,307
317	ILS	90	USD	MS	8/23/2019	1
10,009,045	PHP	195,600	USD	GSI	9/6/2019	647
306,290	EUR	1,321,899	PLN	GSI	8/7/2019	1,894
1,006,422	EUR	4,343,818	PLN	JPM	11/7/2019	666
519,596	EUR	2,519,770	RON	GSI	9/18/2019	12,307
439,349	EUR	2,126,989	RON	GSI	9/18/2019	9,559
515,646	EUR	2,449,863	RON	GSI	9/18/2019	337
319,168	USD	20,181,330	RUB	GSI	9/4/2019	3,690
375,794	USD	509,717	SGD	JPM	8/13/2019	4,817
342,843	USD	465,939	SGD	SCB	8/13/2019	3,728
3,487,543	TRY	553,398	USD	GSI	8/1/2019	71,498
435,087	TRY	74,348	USD	JPM	8/1/2019	3,610
869,393	TRY	146,027	USD	SCB	8/6/2019	9,436
218,196	TRY	37,312	USD	SCB	8/6/2019	1,706
1,245,152	TRY	208,535	USD	JPM	9/18/2019	10,429
1,455,352	TRY	245,481	USD	MS	9/18/2019	10,448
2,254,453	TRY	384,390	USD	GSI	10/3/2019	9,888
270,442	USD	1,563,427	TRY	JPM	11/6/2019	260
249,538	USD	7,716,951	TWD	GSI	8/21/2019	1,602
5,448,295	ZAR	368,012	USD	SCB	9/4/2019	10,328
3,089,037	ZAR	207,396	USD	SCB	9/4/2019	7,112
Total unrealized appreciation						$7,305,456

12,983,002	ARS	283,053	USD	GSI	9/5/2019	(794)
4,247,239	ARS	92,836	USD	MS	9/5/2019	(498)
51,781,647	BRL	13,700,661	USD	GSI	9/4/2019	(161,956)
1,848,432	BRL	482,028	USD	GSI	10/9/2019	(267)
82,628	USD	319,498	BRL	JPM	10/9/2019	(643)
8,899,473,162	CLP	12,854,195	USD	GSI	9/3/2019	(211,371)
273,602,264	CLP	397,695	USD	MS	9/23/2019	(8,951)
4,611,064	CNH	685,607	USD	SCB	10/18/2019	(18,513)
90,143	USD	631,210	CNY	JPM	10/18/2019	(1,217)
568,137	USD	3,976,575	CNY	JPM	10/18/2019	(7,422)
43,505,066,972	COP	13,595,758	USD	GSI	9/3/2019	(360,990)
255,873	EUR	6,576,484	CZK	SCB	8/28/2019	(526)
255,726	EUR	6,583,652	CZK	JPM	9/18/2019	(432)
6,623,880	DKK	1,007,293	USD	GSI	10/17/2019	(19,029)
6,348,938	CZK	244,190	EUR	GSI	8/28/2019	(2,630)
6,903,320	CZK	267,705	EUR	GSI	9/18/2019	(33)
31,856	EUR	35,922	USD	JPM	8/5/2019	(649)
302,358	EUR	336,892	USD	JPM	8/5/2019	(2,101)
119,641	EUR	135,118	USD	JPM	8/5/2019	(2,643)
118,110	EUR	133,889	USD	JPM	8/5/2019	(3,110)
203,335	EUR	228,494	USD	JPM	8/5/2019	(3,348)
131,224	EUR	148,653	USD	JPM	8/5/2019	(3,353)
32,321	EUR	36,906	USD	SCB	8/5/2019	(1,118)
166,072	EUR	186,727	USD	SCB	8/5/2019	(2,841)
178,110	EUR	200,834	USD	SCB	8/5/2019	(3,619)
113,237	EUR	129,453	USD	SCB	8/5/2019	(4,069)
305,821	EUR	343,710	USD	SCB	8/5/2019	(5,085)
530,377	EUR	592,098	USD	SCB	9/4/2019	(3,426)
170	EUR	193	USD	GSI	10/17/2019	(4)
26,292	EUR	29,467	USD	GSI	10/17/2019	(183)

See Notes to Schedule of Investments

32,329	EUR	36,393	USD	GSI	10/17/2019	(385)
102,751,462	EUR	116,572,664	USD	GSI	10/17/2019	(2,128,788)
4,343,818	PLN	1,011,413	EUR	JPM	8/7/2019	(762)
2,248,072	RON	465,374	EUR	GSI	9/18/2019	(8,976)
143,964	EUR	46,933,410	HUF	SCB	8/7/2019	(84)
9,852,356,772	IDR	705,100	USD	GSI	8/23/2019	(7,121)
340,620	USD	1,217,800	ILS	GSI	8/23/2019	(6,619)
204,078	USD	730,464	ILS	SCB	8/23/2019	(4,203)
15,739,693,383	KRW	13,377,268	USD	GSI	9/3/2019	(117,765)
3,620,979	MXN	188,362	USD	GSI	11/1/2019	(2,210)
97,648	USD	1,909,071	MXN	JPM	11/1/2019	(496)
352,114	USD	18,120,866	PHP	SCB	9/6/2019	(3,181)
551,069	USD	28,893,629	PHP	GSI	9/6/2019	(15,448)
521,970	EUR	2,224,464	PLN	MS	8/7/2019	(4,068)
185,872	EUR	797,455	PLN	SCB	8/7/2019	(74)
208,807	USD	13,378,015	RUB	GSI	9/4/2019	(321)
206,723	USD	13,704,750	RUB	GSI	9/4/2019	(7,512)
713,792	USD	22,041,121	THB	MS	8/30/2019	(3,343)
1,563,427	TRY	279,908	USD	JPM	8/6/2019	(340)
55,383	USD	349,199	TRY	GSI	8/1/2019	(7,187)
395,074	USD	2,254,453	TRY	GSI	8/1/2019	(8,878)
29,787	USD	197,168	TRY	SCB	8/1/2019	(5,542)
171,446	USD	1,121,810	TRY	SCB	8/1/2019	(29,560)
455,025	USD	2,651,016	TRY	MS	8/6/2019	(19,024)
64,923	USD	405,051	TRY	GSI	9/18/2019	(6,306)
6,739,929	TWD	217,200	USD	GSI	8/21/2019	(654)
13,435,361	TWD	434,257	USD	MS	8/21/2019	(2,596)
566,336	USD	17,636,836	TWD	SCB	8/21/2019	(314)
204,895	USD	6,456,441	TWD	GSI	8/21/2019	(2,543)
341,259	USD	10,711,107	TWD	GSI	8/21/2019	(2,875)
275,050	USD	4,065,160	ZAR	GSI	9/4/2019	(7,243)
109,177	USD	1,585,608	ZAR	SCB	9/4/2019	(931)
137,993	USD	2,048,066	ZAR	SCB	9/4/2019	(4,229)
157,151	USD	2,327,889	ZAR	SCB	9/4/2019	(4,503)
156,214	USD	2,339,366	ZAR	SCB	9/4/2019	(6,237)
2,133,501	ZAR	149,035	USD	GSI	9/4/2019	(880)
1,591,216	ZAR	111,781	USD	GSI	9/4/2019	(1,282)
Total unrealized depreciation						$(3,253,301)
Total net unrealized appreciation						$4,052,155

Bond forward contracts (“bond forwards”)

At July 31, 2019, open bond forwards for the Fund were as follows:

Bond forwards - Long

Counterparty	Reference Entity	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/2040	USD	1,085,438	8/1/2019	$10,438
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.38%, due 1/15/2027	USD	4,747,001	8/1/2019	17,001
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/2044	USD	2,334,876	8/1/2019	34,876
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%, due 2/15/2047	USD	2,800,233	8/1/2019	50,233
Total unrealized appreciation					$112,548

GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/2021	USD	6,584,311	8/1/2019	(15,689)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/2022	USD	6,738,404	8/1/2019	(11,595)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 4/15/2023	USD	2,367,418	8/1/2019	(7,582)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 1/15/2024	USD	2,373,158	8/1/2019	(1,842)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/2025	USD	5,823,834	8/1/2019	(1,166)
GSI	U.S. Treasury Inflation-Indexed Bonds, 3.63%, due 4/15/2028	USD	4,668,751	8/1/2019	(31,249)
Total unrealized depreciation					(69,123)
Total net unrealized appreciation					$43,425

At July 31, 2019, the Fund had cash collateral of $280,000 deposited in a segregated account for JPMorgan Chase Bank N.A. and received cash collateral of $2,320,000 from Goldman Sachs International, to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Business Equipment & Services	$—	$15,406	$1,325	$16,731
Chemicals & Plastics	—	4,971	1,298	6,269
Electronics - Electrical	—	16,377	200	16,577
Lodging & Casinos	—	8,280	279	8,559
Oil & Gas	—	3,473	206	3,679
Steel	—	1,307	1,294	2,601
Other Loan Assignments(a)	—	117,745	—	117,745
Total Loan Assignments	—	167,559	4,602	172,161
U.S. Treasury Obligations	—	643,958	—	643,958
U.S. Government Agency Securities	—	2,867	—	2,867
Mortgage-Backed Securities(a)	—	777,272	—	777,272
Corporate Bonds(a)	—	1,276,793	—	1,276,793
Municipal Notes(a)	—	23,154	—	23,154
Asset-Backed Securities	—	287,789	—	287,789
Foreign Government Securities	—	89,183	—	89,183
Developed Markets Ex- U.S.(a)	—	7,392	—	7,392
Short-Term Investments	—	9,693	—	9,693
Total Investments	$—	$3,285,660	$4,602	$3,290,262

(a)         The Schedule of Investments provides information on the industry, state/territory or sector categorization for the portfolio.

(b)         The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Investments in Securities:
Loan Assignments(c)
Building & Development	$434	$—	$(11)	$—	$—	$(423)	$—	$—	$—	$—
Business Equipment & Services	621	1	—	(2)	1,330	(4)	—	(621)	1,325	(2)
Chemicals & Plastics	70	—	(4)	(21)	758	(780)	1,275	—	1,298	(21)
Electronics - Electrical	175	—	(2)	2	—	(173)	198	—	200	3
Food Products	209	—	—	—	—	(209)	—	—	—	—
Food Service	459	—	—	—	—	—	—	(459)	—	—
Health Care	103	—	(6)	1	—	(98)	—	—	—	—
Lodging & Casinos	—	—	—	(1)	—	(292)	572	—	279	(1)
Oil & Gas	511	—	(24)	(226)	—	(488)	433	—	206	(228)
Steel	1,195	—	(15)	—	1,327	(566)	—	(647)	1,294	—
Total	$3,777	$1	$(62)	$(247)	$3,415	$(3,033)	$2,478	$(1,727)	$4,602	$(249)

See Notes to Schedule of Investments

(c)          Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	1,368	—	—	1,368
Liabilities	(13,337)	—	—	(13,337)
Forward Contracts(a)
Assets	—	7,305	—	7,305
Liabilities	—	(3,253)	—	(3,253)
Bond Forwards(a)
Assets	—	112	—	112
Liabilities	—	(69)	—	(69)
Total	$(11,969)	$4,095	$—	$(7,874)

(a)         Futures, bond forwards and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) July 31, 2019

	PRINCIPAL AMOUNT(a)		VALUE†
	(000’s omitted)		(000’s omitted)
		U.S. Treasury Obligations 11.7%
	$1,295	U.S. Treasury Bill, 2.34%, due 1/2/2020	$1,284	(b)(c)
		U.S. Treasury Inflation-Indexed Bonds(d)
	3,490	2.00%, due 1/15/2026	3,877
	2,905	3.88%, due 4/15/2029	3,885
Total U.S. Treasury Obligations (Cost $9,011)			9,046

Mortgage-Backed Securities 9.7%
Collateralized Mortgage Obligations 7.5%
		Fannie Mae Connecticut Avenue Securities
	575	Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 5.92%, due 9/25/2029	611	(e)
	635	Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.27%, due 10/25/2029	664	(e)
	631	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 5.12%, due 11/25/2029	651	(e)
	505	Ser. 2017-C05, Class 1M2, (1 month USD LIBOR + 2.20%), 4.47%, due 1/25/2030	509	(e)
	640	Ser. 2017-C06, Class 2M2, (1 month USD LIBOR + 2.80%), 5.07%, due 2/25/2030	660	(e)
	630	Ser. 2017-C07, Class 2M2, (1 month USD LIBOR + 2.50%), 4.77%, due 5/25/2030	640	(e)
		Freddie Mac Structured Agency Credit Risk Debt Notes
	850	Ser. 2017-DNA2, Class M2, (1 month USD LIBOR + 3.45%), 5.72%, due 10/25/2029	909	(e)
	600	Ser. 2017-HQA2, Class M2, (1 month USD LIBOR + 2.65%), 4.92%, due 12/25/2029	615	(e)
	520	Ser. 2018-HQA1, Class M2, (1 month USD LIBOR + 2.30%), 4.57%, due 9/25/2030	523	(e)
			5,782
Commercial Mortgage-Backed 0.4%
	949	Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.37%, due 2/10/2048	55	(f)(g)
		Commercial Mortgage Trust
	655	Ser. 2014-CR16, Class XA, 0.98%, due 4/10/2047	25	(f)(g)
	743	Ser. 2014-LC15, Class XA, 1.11%, due 4/10/2047	31	(f)(g)
	703	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.01%, due 6/15/2047	26	(f)(g)
		WF-RBS Commercial Mortgage Trust
	882	Ser. 2014-LC14, Class XA, 1.23%, due 3/15/2047	38	(f)(g)
	3,566	Ser. 2014-C21, Class XA, 1.05%, due 8/15/2047	153	(f)(g)
			328
Fannie Mae 1.8%
		Pass-Through Certificates
	575	3.50%, TBA, 30 Year Maturity	589	(h)
	780	4.00%, TBA, 30 Year Maturity	807	(h)
			1,396
Total Mortgage-Backed Securities (Cost $7,554)			7,506

Corporate Bonds 42.4%
	Airlines 0.2%
	161	American Airlines, Inc., 4.38%, due 10/1/2022	164
	Apparel 0.4%
EUR	200	Levi Strauss & Co., 3.38%, due 3/15/2027	235

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
EUR	100	Samsonite Finco S.a.r.l, 3.50%, due 5/15/2026	$112	(i)
			347
Auto Manufacturers 1.5%
EUR	100	Fiat Chrysler Automobiles NV, 3.75%, due 3/29/2024	124	(i)
EUR	107	Jaguar Land Rover Automotive PLC, 4.50%, due 1/15/2026	103	(i)
EUR	455	Volkswagen Bank GmbH, 1.25%, due 12/15/2025	521	(i)
EUR	400	Volkswagen Int’l Finance NV, 2.50%, due 3/20/2022	451	(i)(j)(k)
			1,199
Auto Parts & Equipment 1.4%
EUR	134	Faurecia SA, 2.63%, due 6/15/2025	155	(i)
EUR	100	Goodyear Dunlop Tires Europe BV, 3.75%, due 12/15/2023	112	(i)
EUR	237	Grupo Antolin-Irausa SA, 3.38%, due 4/30/2026	226	(i)
EUR	100	IHO Verwaltungs GmbH, 3.75% Cash/4.50% PIK, due 9/15/2026	111	(i)(l)
EUR	250	LKQ Italia Bondco SpA, 3.88%, due 4/1/2024	307	(i)
EUR	182	Tenneco, Inc., 4.88%, due 4/15/2022	195	(i)
			1,106
Banks 1.7%
GBP	100	CYBG PLC, 3.13%, due 6/22/2025	120	(i)(k)
	$625	HSBC Holdings PLC, 6.00%, due 5/22/2027	629	(j)(k)
EUR	150	Lloyds Banking Group PLC, 1.00%, due 11/9/2023	169	(i)
	$400	Morgan Stanley, Ser. H, (3 month USD LIBOR + 3.61%), 5.91%, due 10/15/2019	401	(e)(j)
			1,319
Beverages 0.4%
270		Anheuser-Busch InBev Worldwide, Inc., 4.75%, due 1/23/2029	307

Building Materials 0.2%
EUR	152	Cemex SAB de CV, 3.13%, due 3/19/2026	175	(i)
Chemicals 1.9%
EUR	100	Axalta Coating Systems Dutch Holding B BV, 3.75%, due 1/15/2025	114	(i)
EUR	100	Axalta Coating Systems LLC, 4.25%, due 8/15/2024	114	(i)
EUR	203	CeramTec BondCo GmbH, 5.25%, due 12/15/2025	230	(i)
EUR	350	Ineos Group Holdings SA, 5.38%, due 8/1/2024	396	(i)
EUR	109	Kronos Int’l, Inc., 3.75%, due 9/15/2025	118	(i)
EUR	100	SGL Carbon SE, 4.63%, due 9/30/2024	115	(i)
EUR	200	Solvay Finance SA, 5.87%, due 6/3/2024	261	(i)(j)(k)
EUR	101	Starfruit Finco BV/Starfruit US Holdco LLC, 6.50%, due 10/1/2026	111	(i)
			1,459
Commercial Services 2.0%
EUR	200	Avis Budget Finance PLC, 4.50%, due 5/15/2025	234	(i)
EUR	190	Europcar Mobility Group, 4.13%, due 11/15/2024	220	(i)
		Hertz Holdings Netherlands BV
EUR	100	4.13%, due 10/15/2021	113	(i)
EUR	100	5.50%, due 3/30/2023	116	(i)
EUR	332	Intertrust Group BV, 3.38%, due 11/15/2025	390	(i)
EUR	200	Loxam SAS, 6.00%, due 4/15/2025	232	(i)
EUR	236	Techem Verwaltungsgesellschaft 674 mbH, 6.00%, due 7/30/2026	279	(i)
			1,584
Computers 1.0%
EUR	100	Banff Merger Sub, Inc., 8.38%, due 9/1/2026	95	(i)
	$620	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, due 6/15/2026	685	(m)(n)
			780

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
Diversified Financial Services 0.3%
EUR	206	Lincoln Financing SARL, (3 month EURIBOR + 3.88%, Floor 3.88%), 3.88%, due 4/1/2024	$229	(e)(i)
Electric 3.9%
		EnBW Energie Baden-Wuerttemberg AG
EUR	100	3.63%, due 4/2/2076	116	(i)(k)
EUR	340	3.38%, due 4/5/2077	400	(i)(k)
	$200	Eskom Holdings SOC Ltd., 7.13%, due 2/11/2025	207	(i)
GBP	200	Iberdrola Finanzas SA, 7.38%, due 1/29/2024	308
GBP	470	innogy Finance BV, 5.63%, due 12/6/2023	679	(i)(n)
GBP	417	NGG Finance PLC, 5.63%, due 6/18/2073	555	(i)(k)
GBP	155	NWEN Finance PLC, 5.88%, due 6/21/2021	196	(i)
EUR	50	Orano SA, 3.50%, due 3/22/2021	58	(i)
	$525	SSE PLC, 4.75%, due 9/16/2077	524	(i)(k)
			3,043
Electrical Components & Equipment 0.6%
EUR	196	Belden, Inc., 3.38%, due 7/15/2027	229	(i)
EUR	200	Energizer Gamma Acquisition BV, 4.63%, due 7/15/2026	231	(i)
			460
Engineering & Construction 0.9%
GBP	100	BAA SH PLC, 3.88%, due 3/1/2027	121	(i)
EUR	200	Cellnex Telecom SA, 2.88%, due 4/18/2025	243	(i)
	$200	China Minmetals Corp., 3.75%, due 11/13/2022	198	(i)(j)(k)
EUR	100	SPIE SA, 3.13%, due 3/22/2024	120	(i)
			682
Entertainment 1.7%
GBP	200	AMC Entertainment Holdings, Inc., 6.38%, due 11/15/2024	237
EUR	100	Cirsa Finance Int’l S.a.r.l, 4.75%, due 5/22/2025	117	(i)
EUR	170	Int’l Game Technology PLC, 4.75%, due 2/15/2023	210	(i)
GBP	200	Ladbrokes Group Finance PLC, 5.13%, due 9/8/2023	256	(i)
		Scientific Games Int’l, Inc.
EUR	100	3.38%, due 2/15/2026	112	(i)
EUR	100	5.50%, due 2/15/2026	109	(i)
EUR	230	WMG Acquisition Corp., 3.63%, due 10/15/2026	272	(i)
			1,313
Environmental Control 0.6%
GBP	100	Kelda Finance No 3 PLC, 5.75%, due 2/17/2020	123	(i)
EUR	285	Paprec Holding SA, 4.00%, due 3/31/2025	309	(i)
			432
Food 0.8%
EUR	200	Casino Guichard Perrachon SA, 4.50%, due 3/7/2024	189	(i)
GBP	100	Co-operative Group Holdings 2011 Ltd., 7.50%, due 7/8/2026	137	(i)
EUR	150	Darling Global Finance BV, 3.63%, due 5/15/2026	176	(i)
GBP	100	Premier Foods Finance PLC, 6.25%, due 10/15/2023	128	(i)
			630
Forest Products & Paper 0.2%
EUR	155	Smurfit Kappa Acquisitions, 2.75%, due 2/1/2025	187	(i)

Gas 0.6%
		Centrica PLC
GBP	200	6.40%, due 9/4/2026	319	(i)
GBP	100	4.38%, due 3/13/2029	144	(i)
			463

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
Hand - Machine Tools 0.3%
EUR	200	Colfax Corp., 3.25%, due 5/15/2025	$227	(i)

Healthcare - Products 0.4%
EUR	236	Avantor, Inc., 4.75%, due 10/1/2024	279	(i)

Healthcare - Services 0.4%
EUR	265	Catalent Pharma Solutions, Inc., 4.75%, due 12/15/2024	304	(i)

Home Builders 0.2%
GBP	145	Miller Homes Group Holdings PLC, 5.50%, due 10/15/2024	179	(i)

Household Products - Wares 0.3%
EUR	200	Spectrum Brands, Inc., 4.00%, due 10/1/2026	235	(i)

Insurance 0.2%
GBP	125	Phoenix Group Holdings, 5.75%, due 7/7/2021	163	(i)

Internet 0.2%
EUR	100	Netflix, Inc., 3.63%, due 5/15/2027	119

Leisure Time 0.3%
EUR	185	Piaggio & C SpA, 3.63%, due 4/30/2025	215	(i)

Machinery-Diversified 0.3%
EUR	225	Platin 1426 GmbH, 5.38%, due 6/15/2023	251	(i)

Media 2.8%
		Altice Finco SA
EUR	100	9.00%, due 6/15/2023	115	(i)
EUR	115	4.75%, due 1/15/2028	116	(i)
		Altice Luxembourg SA
EUR	175	6.25%, due 2/15/2025	200	(i)
EUR	100	8.00%, due 5/15/2027	115	(i)
	$430	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 3/15/2028	445
EUR	70	Telenet Finance VI Luxembourg SCA, 4.88%, due 7/15/2027	84	(i)
EUR	90	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, due 1/15/2029	111	(i)
EUR	180	UPCB Finance IV Ltd., 4.00%, due 1/15/2027	210	(i)
		Virgin Media Secured Finance PLC
GBP	100	4.88%, due 1/15/2027	125	(i)
GBP	300	6.25%, due 3/28/2029	386	(i)
EUR	26	Ziggo Bond Co. BV, 7.13%, due 5/15/2024	30	(i)
EUR	191	Ziggo BV, 4.25%, due 1/15/2027	227	(i)
			2,164
Mining 0.5%
EUR	130	Anglo American Capital PLC, 3.25%, due 4/3/2023	161	(i)
EUR	190	Constellium NV, 4.25%, due 2/15/2026	220	(i)
			381
Miscellaneous Manufacturers 0.6%
	$475	General Electric Co., Ser. D, 5.00%, due 1/21/2021	460	(j)(k)

Multi-National 0.3%
200		Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	210	(i)
Oil & Gas 2.6%
460		Apache Corp., 4.38%, due 10/15/2028	467
200		KazMunayGas National Co. JSC, 6.38%, due 10/24/2048	242	(i)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
		Petrobras Global Finance BV
EUR	261	4.75%, due 1/14/2025	$336
GBP	150	5.38%, due 10/1/2029	198
$101		6.90%, due 3/19/2049	113
		Petroleos de Venezuela SA
22		6.00%, due 5/16/2024	3	(i)(o)(p)
251		6.00%, due 11/15/2026	35	(i)(o)(p)
362		5.38%, due 4/12/2027	51	(i)(o)(p)
		Petroleos Mexicanos
100		5.35%, due 2/12/2028	92
16		6.50%, due 1/23/2029	15
200		6.50%, due 6/2/2041	180
EUR	100	Repsol Int’l Finance BV, 4.50%, due 3/25/2075	126	(i)(k)
EUR	100	UGI Int’l LLC, 3.25%, due 11/1/2025	117	(i)
			1,975
Packaging & Containers 2.1%
EUR	250	ARD Finance SA, 6.63% Cash/7.38% PIK, due 9/15/2023	286	(l)
GBP	150	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, due 7/15/2027	185	(i)
EUR	353	BWAY Holding Co., 4.75%, due 4/15/2024	402	(i)
EUR	220	Crown European Holdings SA, 3.38%, due 5/15/2025	271	(i)
EUR	195	Guala Closures SpA, (3 month EURIBOR + 3.50%, Floor 3.50%), 3.50%, due 4/15/2024	219	(e)(i)
EUR	200	Silgan Holdings, Inc., 3.25%, due 3/15/2025	228
			1,591
Pharmaceuticals 1.8%
	$465	CVS Health Corp., 4.30%, due 3/25/2028	493
EUR	200	Nidda BondCo GmbH, 5.00%, due 9/30/2025	223	(i)
EUR	103	Rossini S.a.r.l., 6.75%, due 10/30/2025	123	(i)
EUR	200	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 3/31/2027	168	(i)
EUR	310	Valeant Pharmaceuticals Int’l, Inc., 4.50%, due 5/15/2023	347	(i)
			1,354
Pipelines 1.9%
	$200	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	226	(m)
440		Energy Transfer Operating L.P., Ser. B, 6.63%, due 2/15/2028	418	(j)(k)
515		MPLX LP, 4.00%, due 3/15/2028	532
280		Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	329	(i)
			1,505
Real Estate 0.3%
EUR	200	Summit Germany Ltd., 2.00%, due 1/31/2025	216	(i)

Real Estate Investment Trust 0.6%
EUR	200	Iron Mountain, Inc., 3.00%, due 1/15/2025	226	(i)
EUR	200	MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, due 3/24/2025	245
			471
Retail 2.0%
EUR	100	Dufry Finance SCA, 4.50%, due 8/1/2023	113	(i)
EUR	100	Dufry One BV, 2.50%, due 10/15/2024	114	(i)
EUR	103	eG Global Finance PLC, 3.63%, due 2/7/2024	114	(i)
GBP	155	Enterprise Inns PLC, 6.00%, due 10/6/2023	192	(i)
EUR	106	Kirk Beauty Zero GmbH, 6.25%, due 7/15/2022	111	(i)
GBP	550	Next Group PLC, 4.38%, due 10/2/2026	751	(i)(n)
GBP	100	Stonegate Pub Co. Financing PLC, 4.88%, due 3/15/2022	125	(i)
			1,520

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
Software 0.8%
EUR	100	Infor U.S., Inc., 5.75%, due 5/15/2022	$112
EUR	190	InterXion Holding NV, 4.75%, due 6/15/2025	229	(i)
EUR	100	IQVIA, Inc., 3.25%, due 3/15/2025	114	(i)
EUR	134	Playtech PLC, 3.75%, due 10/12/2023	154	(i)
			609
Telecommunications 2.7%
EUR	145	Altice France SA, 5.88%, due 2/1/2027	176	(i)
$420		AT&T, Inc., 4.35%, due 3/1/2029	454
EUR	123	DKT Finance ApS, 7.00%, due 6/17/2023	148	(i)
EUR	180	Numericable-SFR SA, 5.63%, due 5/15/2024	206	(i)
EUR	35	Olivetti Finance SA, Ser. 14, 7.75%, due 1/24/2033	56
EUR	100	SoftBank Group Corp., 5.00%, due 4/15/2028	128	(i)
		Telecom Italia SpA
EUR	50	5.25%, due 2/10/2022	62	(i)
EUR	350	3.63%, due 1/19/2024	421	(i)
EUR	200	3.00%, due 9/30/2025	233	(i)
EUR	211	Wind Tre SpA, 3.13%, due 1/20/2025	236	(i)
			2,120
Water 0.5%
GBP	150	Anglian Water Osprey Financing PLC, 5.00%, due 4/30/2023	185	(i)
GBP	150	Thames Water Utilities Cayman Finance Ltd., 1.88%, due 1/24/2024	185	(i)
			370
		Total Corporate Bonds (Cost $33,355)	32,797

Asset-Backed Securities 7.8%
$280		AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	294	(m)
250		Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3 month USD LIBOR + 6.10%), 8.40%, due 10/15/2030	245	(e)(m)
300		Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.46%), 8.74%, due 10/20/2029	294	(e)(m)
		Bear Stearns Asset-Backed Securities Trust
229		Ser. 2004-SD3, Class M2, (1 month USD LIBOR + 1.88%), 4.14%, due 9/25/2034	231	(e)
483		Ser. 2005-SD2, Class 1M2, (1 month USD LIBOR + 1.00%), 3.27%, due 3/25/2035	486	(e)
250		Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3 month USD LIBOR + 6.41%), 8.71%, due 10/15/2030	242	(e)(m)
275		Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1 month USD LIBOR + 0.24%), 2.51%, due 3/25/2036	273	(e)
500		Dewolf Park CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.20%), 8.50%, due 10/15/2030	487	(e)(m)
250		Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3 month USD LIBOR + 6.20%), 8.50%, due 10/19/2029	244	(e)(m)
300		Flatiron CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.00%), 8.52%, due 5/15/2030	294	(e)(m)
250		Milos CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.30%), 8.58%, due 10/20/2030	243	(e)(m)
330		Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, (1 month USD LIBOR + 0.37%), 2.64%, due 3/25/2036	330	(e)
1,710		Residential Asset Mortgage Products, Inc., Ser. 2005-RZ4, Class M3, (1 month USD LIBOR + 0.52%), 2.79%, due 11/25/2035	1,701	(e)
95		Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1 month USD LIBOR + 0.98%), 3.24%, due 7/25/2034	94	(e)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
$29		Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, (1 month USD LIBOR + 0.16%), 2.43%, due 4/25/2036	$29	(e)
580		Trafigura Securitisation Finance PLC, Ser. 2017-1A, Class B, 4.09%, due 12/15/2020	582	(m)
		Total Asset-Backed Securities (Cost $5,584)	6,069

Foreign Government Securities 18.2%
200		Angolan Government International Bond, 8.25%, due 5/9/2028	213	(i)
		Argentine Republic Government International Bond
EUR	137	7.82%, due 12/31/2033	130
EUR	650	3.38%, due 12/31/2038	421	(q)
$80		Belize Government International Bond, 4.94%, due 2/20/2034	49	(i)
BRL	5,000	Brazil Letras do Tesouro Nacional, 7.16%, due 7/1/2021	1,179	(b)
$243		Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	259	(i)
		Bundesrepublik Deutschland
EUR	215	0.25%, due 2/15/2027	254	(i)
EUR	30	5.50%, due 1/4/2031	56	(i)
$200		Costa Rica Government International Bond, 7.16%, due 3/12/2045	207	(i)
EUR	131	Croatia Government International Bond, 1.13%, due 6/19/2029	148	(i)
DKK	7,750	Denmark Government Bond, 1.50%, due 11/15/2023	1,261
$200		Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	209	(m)
100		Dominican Republic International Bond, 6.85%, due 1/27/2045	112	(i)
200		Ecuador Government International Bond, 8.88%, due 10/23/2027	206	(i)
		Egypt Government International Bond
EUR	100	4.75%, due 4/16/2026	115	(i)
$200		7.90%, due 2/21/2048	209	(i)
70		El Salvador Government International Bond, 7.75%, due 1/24/2023	77	(i)
200		Ghana Government International Bond, 10.75%, due 10/14/2030	254	(i)
		Indonesia Government International Bond
EUR	150	3.75%, due 6/14/2028	204	(i)
$200		5.13%, due 1/15/2045	230	(i)
EUR	905	Italy Buoni Poliennali Del Tesoro, 3.75%, due 8/1/2021	1,075	(i)
		Ivory Coast Government International Bond
$97		5.75%, due 12/31/2032	95	(i)
264		5.75%, due 12/31/2032	258	(i)
MXN	13,200	Mexican Bonos, 10.00%, due 12/5/2024	770
$140		Mexico Government International Bond, 5.75%, due 10/12/2110	152
270		Nigeria Government International Bond, 7.88%, due 2/16/2032	287	(i)
200		Oman Government International Bond, 6.00%, due 8/1/2029	199	(i)(r)
EUR	150	Peruvian Government International Bond, 3.75%, due 3/1/2030	215
$200		Qatar Government International Bond, 4.00%, due 3/14/2029	218	(i)
ZAR	11,340	Republic of South Africa Government Bond, 9.00%, due 1/31/2040	731
$200		Republic of South Africa Government International Bond, 4.85%, due 9/27/2027	202
EUR	60	Romanian Government International Bond, 3.88%, due 10/29/2035	77	(i)
RUB	47,565	Russian Federal Bond - OFZ, 7.70%, due 3/23/2033	769
		Russian Foreign Bond - Eurobond
$200		4.75%, due 5/27/2026	215	(i)
200		4.25%, due 6/23/2027	209	(i)
EUR	200	Senegal Government International Bond, 4.75%, due 3/13/2028	231	(i)
EUR	1,130	Spain Government Bond, 0.05%, due 1/31/2021	1,261

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE†
(000’s omitted)			(000’s omitted)
		Sri Lanka Government International Bond
$200		5.88%, due 7/25/2022	$202	(i)
200		6.75%, due 4/18/2028	196	(i)
		Turkey Government International Bond
200		4.88%, due 10/9/2026	182
200		6.13%, due 10/24/2028	193
		Ukraine Government International Bond
200		7.75%, due 9/1/2025	211	(i)
EUR	100	6.75%, due 6/20/2026	120	(i)
$100		7.75%, due 9/1/2027	106	(i)
100		0.00%, due 5/31/2040	85	(i)(s)
94		Venezuela Government International Bond, 8.25%, due 10/13/2024	14	(i)(o)(p)

		Total Foreign Government Securities (Cost $14,220)	14,066

NUMBER OF SHARES
Exchange-Traded Funds 4.7%
105,147		VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $4,045)	3,638

Short-Term Investments 5.1%
Investment Companies 5.1%
$3,909,599		State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(t) (Cost $3,910)	3,910	(n)

		Total Investments 99.6% (Cost $77,679)	77,032

		Other Assets Less Liabilities 0.4%	297	(u)
		Net Assets 100.0%	$77,329

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.
(f)

Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(g)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)

TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2019, amounted to approximately $1,396,000, which represents 1.8% of net assets of the Fund.

(i)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2019 amounted to approximately $30,747,000, which represents 39.8% of net assets of the Fund.

(j)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2019. The maturity date reflects the next call date.

See Notes to Schedule of Investments

(k)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(l)	Payment-in-kind (PIK) security.
(m)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $4,045,000, which represents 5.2% of net assets of the Fund. Securities denoted with (m) but without (p), if any, have been deemed by the investment manager to be liquid.

(n)

All or a portion of this security is segregated in connection with obligations for TBA (To Be Announced) securities, when-issued securities, futures, forward foreign currency contracts and/or swaps with a total value of approximately $6,025,000.

(o)	Defaulted security.
(p)	Illiquid security.
(q)

Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2019.

(r)	When-issued security. Total value of all such securities at July 31, 2019 amounted to approximately $199,000, which represents 0.3% of net assets of the Fund.
(s)	Currently a zero coupon security; will convert to variable in 2021 where it will be linked to the IMF Ukraine GDP Index.
(t)	Represents 7-day effective yield as of July 31, 2019.
(u)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	64	Euro-Bund	$12,403,364	$297,724
9/2019	145	Pound Sterling, 90 Day	21,872,085	10,135
9/2019	22	U.S. Treasury Ultra Long Bond	3,906,375	93,009
9/2019	332	U.S. Treasury Note, 2 Year	71,182,875	140,063
9/2019	256	U.S. Treasury Note, 5 Year	30,094,000	67,379
Total Long Positions			$139,458,699	$608,310

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	50	Euro-Bobl	$(7,472,253)	$(65,327)
9/2019	93	Euro-Bund	(18,023,639)	(432,584)
9/2019	7	Euro-Buxl Bond, 30 Year	(1,619,387)	(93,298)
9/2019	21	Euro-OAT	(3,887,597)	(116,699)
9/2019	10	U.S. Treasury Long Bond	(1,555,938)	(41,871)
9/2019	275	U.S. Treasury Note, 10 Year	(35,041,016)	(377,270)
9/2019	217	U.S. Treasury Note, Ultra 10 Year	(29,912,094)	(429,824)
9/2019	40	U.S. Treasury Ultra Long Bond	(7,102,500)	(169,001)
9/2019	22	United Kingdom Long Gilt Bond	(3,553,760)	(103,536)
9/2020	145	Pound Sterling, 90 Day	(21,923,883)	(50,685)
Total Short Positions			$(130,092,067)	$(1,880,095)
Total Futures				$(1,271,785)

At July 31, 2019, the Fund had $1,173,740 deposited in a segregated account to cover margin requirements on open futures. At July 31, 2019, the Fund had securities pledged in the amount of $1,115,287 to cover collateral requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At July 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
1,231,802	USD	1,765,898	AUD	SCB	10/17/2019	$21,151
287,132	USD	414,836	AUD	SCB	10/17/2019	2,732
3,129,636	USD	4,506,608	AUD	CITI	10/17/2019	40,030
149,819	USD	215,736	AUD	CITI	10/17/2019	1,916
2,151,460	USD	3,099,832	AUD	JPM	10/17/2019	26,300
613,318	USD	883,671	AUD	JPM	10/17/2019	7,497
3,536,488	USD	5,054,762	AUD	RBC	10/17/2019	71,082
1,581,953	USD	2,261,112	AUD	RBC	10/17/2019	31,797
619,397	USD	885,315	AUD	RBC	10/17/2019	12,450
4,915,427	USD	7,075,621	AUD	SSB	10/17/2019	64,575
188	USD	270	AUD	SSB	10/17/2019	2
491,602	USD	1,865,533	BRL	CITI	10/17/2019	5,670
57,041	USD	216,049	BRL	GSI	10/17/2019	765
57,102	USD	218,145	BRL	SG	10/17/2019	279
1,293,346	USD	4,911,481	BRL	SSB	10/17/2019	14,007
794,888	USD	1,037,905	CAD	SCB	10/17/2019	7,394
4,202,174	USD	5,502,747	CAD	GSI	10/17/2019	27,055
1,682,045	USD	2,202,639	CAD	GSI	10/17/2019	10,829
312,001	USD	406,692	CAD	GSI	10/17/2019	3,431
3,342,389	USD	4,380,802	CAD	JPM	10/17/2019	18,527
10,658,798	USD	13,889,693	CAD	RBC	10/17/2019	120,220

See Notes to Schedule of Investments

614,911	USD	801,303	CAD	RBC	10/17/2019	$6,936
69,778	USD	91,354	CAD	SG	10/17/2019	465
9,294,867	USD	12,177,438	CAD	SSB	10/17/2019	55,435
5,847,535	USD	7,661,002	CAD	SSB	10/17/2019	34,875
1,592,690	USD	1,561,887	CHF	SCB	10/17/2019	11,491
336,762	USD	331,513	CHF	SCB	10/17/2019	1,150
953,173	USD	936,769	CHF	CITI	10/17/2019	4,821
966,491	USD	948,070	CHF	GSI	10/17/2019	6,699
1,113,751	USD	1,095,129	CHF	JPM	10/17/2019	5,081
3,741,733	USD	3,657,301	CHF	RBC	10/17/2019	39,212
1,116,200	USD	1,091,013	CHF	RBC	10/17/2019	11,697
8,445,011	USD	8,312,255	CHF	SG	10/17/2019	29,979
2,352,123	USD	2,312,217	CHF	SSB	10/17/2019	11,317
12,638	USD	8,663,409	CLP	CITI	10/17/2019	327
592,510	USD	13,474,560	CZK	GSI	10/17/2019	11,518
89,551	USD	2,034,244	CZK	GSI	10/17/2019	1,839
1,609,263	USD	10,615,822	DKK	CITI	10/17/2019	25,412
271,147	USD	239,930	EUR	SCB	10/17/2019	3,915
2,985,995	USD	2,641,492	EUR	CITI	10/17/2019	43,920
2,445,806	USD	2,163,626	EUR	CITI	10/17/2019	35,974
1,615,080	USD	1,428,743	EUR	CITI	10/17/2019	23,755
380,141	USD	338,671	EUR	CITI	10/17/2019	2,932
8,058,707	USD	7,102,404	EUR	GSI	10/17/2019	148,098
2,039,434	USD	1,797,420	EUR	GSI	10/17/2019	37,480
442,800	USD	390,254	EUR	GSI	10/17/2019	8,138
328,365	USD	289,843	EUR	GSI	10/17/2019	5,540
79,445	USD	70,052	EUR	GSI	10/17/2019	1,421
12,220	USD	10,920	EUR	GSI	10/17/2019	57
219,679	USD	194,370	EUR	JPM	10/17/2019	3,191
13,902,509	USD	12,244,430	EUR	RBC	10/17/2019	264,747
5,374,514	USD	4,733,524	EUR	RBC	10/17/2019	102,347
1,530,181	USD	1,347,684	EUR	RBC	10/17/2019	29,139
991,274	USD	873,050	EUR	RBC	10/17/2019	18,877
350,741	USD	308,910	EUR	RBC	10/17/2019	6,679
245,243	USD	215,994	EUR	RBC	10/17/2019	4,670
2,801,464	USD	2,478,623	EUR	SG	10/17/2019	40,790
1,031,726	USD	912,830	EUR	SG	10/17/2019	15,022
244,677	USD	216,480	EUR	SG	10/17/2019	3,563
28,570	USD	25,278	EUR	SG	10/17/2019	416
25,224,487	USD	22,308,676	EUR	SSB	10/17/2019	377,236
13,808,525	USD	12,212,336	EUR	SSB	10/17/2019	206,509
1,079,264	USD	858,398	GBP	SCB	10/17/2019	31,549
503,505	USD	400,465	GBP	SCB	10/17/2019	14,719
135,421	USD	107,708	GBP	SCB	10/17/2019	3,959
2,296,056	USD	1,830,650	GBP	CITI	10/17/2019	61,663
2,196,754	USD	1,751,476	GBP	CITI	10/17/2019	58,996
1,064,927	USD	849,068	GBP	CITI	10/17/2019	28,600
3,694,805	USD	2,944,004	GBP	GSI	10/17/2019	101,511
3,161,807	USD	2,519,314	GBP	GSI	10/17/2019	86,868
2,631,872	USD	2,097,064	GBP	GSI	10/17/2019	72,308
928,298	USD	739,664	GBP	GSI	10/17/2019	25,504
130,343	USD	103,661	GBP	GSI	10/17/2019	3,820
11,935	USD	9,522	GBP	GSI	10/17/2019	313
11,988	USD	9,599	GBP	GSI	10/17/2019	272
3,906	USD	3,112	GBP	GSI	10/17/2019	107
7,551,393	USD	5,999,788	GBP	RBC	10/17/2019	228,374
2,244,809	USD	1,783,562	GBP	RBC	10/17/2019	67,889
1,026,602	USD	819,466	GBP	SG	10/17/2019	26,406
698,758	USD	557,770	GBP	SG	10/17/2019	17,973
399,471	USD	318,870	GBP	SG	10/17/2019	10,275
33,930	USD	27,084	GBP	SG	10/17/2019	873
4,432,015	USD	3,533,781	GBP	SSB	10/17/2019	118,872
976,511	USD	778,602	GBP	SSB	10/17/2019	26,191
653,642	USD	188,771,776	HUF	CITI	10/17/2019	9,986
152,196,142	JPY	1,406,619	USD	SG	10/17/2019	352
962,778	USD	103,773,950	JPY	SCB	10/17/2019	3,444
1,157,107	USD	125,137,630	JPY	CITI	10/17/2019	277
144,735	USD	15,652,626	JPY	CITI	10/17/2019	35
350,391	USD	37,727,990	JPY	GSI	10/17/2019	1,616

See Notes to Schedule of Investments

9,335	USD	1,005,092	JPY	GSI	10/17/2019	$43
1,493,248	USD	161,508,908	JPY	JPM	10/17/2019	185
862,654	USD	93,304,171	JPY	JPM	10/17/2019	107
2,668,326	USD	286,363,438	JPY	RBC	10/17/2019	21,051
2,110,261	USD	226,472,132	JPY	RBC	10/17/2019	16,648
3,761,238	USD	406,678,193	JPY	SSB	10/17/2019	1,718
3,552,371	USD	384,094,828	JPY	SSB	10/17/2019	1,622
7,322,876	MXN	374,151	USD	CITI	10/17/2019	3,229
14,998,911	MXN	766,549	USD	GSI	10/17/2019	6,411
34,665,528	MXN	1,784,445	USD	RBC	10/17/2019	2,021
31,047,854	MXN	1,598,222	USD	RBC	10/17/2019	1,810
2,601,842	MXN	133,933	USD	RBC	10/17/2019	152
29,777,859	MXN	1,528,198	USD	SSB	10/17/2019	6,385
15,373,528	MXN	788,969	USD	SSB	10/17/2019	3,297
8,407,588	MXN	431,477	USD	SSB	10/17/2019	1,803
428,531	USD	8,280,292	MXN	GSI	10/17/2019	1,811
1,511,968	USD	13,043,086	NOK	SCB	10/17/2019	36,523
369,574	USD	3,188,154	NOK	SCB	10/17/2019	8,927
433,249	USD	3,698,669	NOK	CITI	10/17/2019	14,852
402,384	USD	3,447,060	NOK	CITI	10/17/2019	12,449
3,117,141	USD	26,886,903	NOK	JPM	10/17/2019	75,672
3,976,321	USD	34,299,940	NOK	SSB	10/17/2019	96,282
3,233,305	USD	4,889,982	NZD	SCB	10/17/2019	17,661
568,298	USD	856,398	NZD	SCB	10/17/2019	5,132
569,899	USD	861,903	NZD	SCB	10/17/2019	3,113
138,422	USD	209,346	NZD	SCB	10/17/2019	756
622,043	USD	933,772	NZD	CITI	10/17/2019	7,997
473,180	USD	709,149	NZD	GSI	10/17/2019	6,845
183,780	USD	276,064	NZD	GSI	10/17/2019	2,241
50,712	USD	76,176	NZD	GSI	10/17/2019	618
3,165,748	USD	4,788,317	NZD	JPM	10/17/2019	16,959
464,912	USD	703,197	NZD	JPM	10/17/2019	2,491
6,274,542	USD	9,391,438	NZD	RBC	10/17/2019	98,749
1,883,651	USD	2,819,360	NZD	RBC	10/17/2019	29,645
1,795,551	USD	2,687,496	NZD	RBC	10/17/2019	28,258
1,727,563	USD	2,585,735	NZD	RBC	10/17/2019	27,188
5,016,426	USD	7,587,999	NZD	SG	10/17/2019	26,571
176,876	USD	267,548	NZD	SG	10/17/2019	937
2,779,156	USD	4,199,097	NZD	SSB	10/17/2019	17,837
699,355	USD	1,056,673	NZD	SSB	10/17/2019	4,488
222,625	USD	336,370	NZD	SSB	10/17/2019	1,429
91,857	USD	347,812	PLN	GSI	10/17/2019	1,948
18,034,308	RUB	279,537	USD	SSB	10/17/2019	925
504,792	USD	32,334,180	RUB	GSI	10/17/2019	1,945
2,761,771	USD	25,982,192	SEK	CITI	10/17/2019	57,498
2,744,270	USD	25,817,543	SEK	CITI	10/17/2019	57,134
4,546,394	USD	42,514,691	SEK	GSI	10/17/2019	121,388
1,447,218	USD	13,533,368	SEK	GSI	10/17/2019	38,641
101,099	USD	945,406	SEK	GSI	10/17/2019	2,699
885,581	USD	8,336,417	SEK	JPM	10/17/2019	17,912
109,118	USD	1,027,184	SEK	JPM	10/17/2019	2,207
5,517	USD	51,439	SEK	RBC	10/17/2019	163
2,645,872	USD	24,853,945	SEK	SG	10/17/2019	59,029
1,672	USD	15,705	SEK	SG	10/17/2019	37
756,156	USD	7,143,522	SEK	SSB	10/17/2019	12,646
612,387	USD	8,800,000	ZAR	CITI	10/17/2019	4,503
116,676	USD	1,676,628	ZAR	CITI	10/17/2019	858
26,275	USD	373,737	ZAR	GSI	10/17/2019	459
152,874	USD	2,193,944	ZAR	JPM	10/17/2019	1,320
4,115,579	USD	58,074,930	ZAR	RBC	10/17/2019	103,895
136,384	USD	1,924,512	ZAR	RBC	10/17/2019	3,443
476,953	USD	6,850,953	ZAR	SSB	10/17/2019	3,705
136,037	USD	1,954,034	ZAR	SSB	10/17/2019	1,057
Total unrealized appreciation						$4,238,456

471,863	AUD	329,148	USD	SCB	10/17/2019	(5,651)
3,434,916	AUD	2,385,395	USD	CITI	10/17/2019	(30,511)
47,114	AUD	32,881	USD	GSI	10/17/2019	(581)
147,720	AUD	103,363	USD	GSI	10/17/2019	(2,091)

See Notes to Schedule of Investments

291,088	AUD	203,153	USD	GSI	10/17/2019	$(3,590)
2,524,108	AUD	1,761,600	USD	GSI	10/17/2019	(31,141)
7,602,140	AUD	5,305,610	USD	GSI	10/17/2019	(93,791)
8,485,338	AUD	5,922,002	USD	GSI	10/17/2019	(104,687)
273,160	AUD	191,112	USD	RBC	10/17/2019	(3,841)
797,251	AUD	553,280	USD	SG	10/17/2019	(6,707)
2,119,932	AUD	1,471,201	USD	SG	10/17/2019	(17,834)
324,530	AUD	225,451	USD	SSB	10/17/2019	(2,962)
1,039,229	AUD	721,951	USD	SSB	10/17/2019	(9,484)
3,520,249	BRL	925,845	USD	GSI	10/17/2019	(8,893)
800,160	BRL	210,707	USD	SSB	10/17/2019	(2,282)
2,674,688	BRL	704,329	USD	SSB	10/17/2019	(7,628)
544,980	CAD	417,377	USD	SCB	10/17/2019	(3,883)
4,784,382	CAD	3,651,851	USD	CITI	10/17/2019	(21,780)
5,774,951	CAD	4,407,939	USD	CITI	10/17/2019	(26,289)
10,494,566	CAD	8,010,355	USD	CITI	10/17/2019	(47,774)
731,087	CAD	557,792	USD	JPM	10/17/2019	(3,092)
12,502	CAD	9,594	USD	RBC	10/17/2019	(108)
1,692,350	CAD	1,298,691	USD	RBC	10/17/2019	(14,648)
17,255,286	CAD	13,180,023	USD	SG	10/17/2019	(87,856)
65,524	CAD	50,014	USD	SSB	10/17/2019	(298)
1,718,612	CAD	1,311,792	USD	SSB	10/17/2019	(7,824)
1,069,649	CHF	1,090,744	USD	SCB	10/17/2019	(7,869)
596,886	CHF	608,162	USD	CITI	10/17/2019	(3,896)
562,496	CHF	574,315	USD	CITI	10/17/2019	(4,864)
2,310,807	CHF	2,351,272	USD	CITI	10/17/2019	(11,894)
484,714	CHF	494,132	USD	GSI	10/17/2019	(3,425)
233,771	CHF	237,746	USD	JPM	10/17/2019	(1,085)
9,210,754	CHF	9,369,721	USD	SSB	10/17/2019	(45,081)
309,840,736	CLP	452,203	USD	GSI	10/17/2019	(11,912)
13,493,854	CZK	593,867	USD	CITI	10/17/2019	(12,044)
2,034,403	CZK	89,458	USD	GSI	10/17/2019	(1,739)
2,142,460	DKK	324,789	USD	SSB	10/17/2019	(5,140)
94,351	EUR	105,604	USD	SCB	10/17/2019	(516)
370,801	EUR	419,046	USD	SCB	10/17/2019	(6,050)
520,310	EUR	588,008	USD	SCB	10/17/2019	(8,490)
1,188,972	EUR	1,343,669	USD	SCB	10/17/2019	(19,400)
303,196	EUR	342,739	USD	CITI	10/17/2019	(5,041)
1,683,769	EUR	1,903,366	USD	CITI	10/17/2019	(27,996)
3,764,244	EUR	4,255,177	USD	CITI	10/17/2019	(62,587)
3,834,491	EUR	4,334,586	USD	CITI	10/17/2019	(63,755)
13,662	EUR	15,492	USD	GSI	10/17/2019	(275)
45,486	EUR	51,373	USD	GSI	10/17/2019	(711)
47,699	EUR	53,919	USD	GSI	10/17/2019	(792)
66,420	EUR	75,135	USD	GSI	10/17/2019	(1,157)
1,156,083	EUR	1,311,744	USD	GSI	10/17/2019	(24,106)
3,005,315	EUR	3,409,966	USD	GSI	10/17/2019	(62,666)
3,070,336	EUR	3,483,741	USD	GSI	10/17/2019	(64,022)
12,522,529	EUR	14,208,625	USD	GSI	10/17/2019	(261,118)
33,188	EUR	37,509	USD	JPM	10/17/2019	(545)
476,718	EUR	538,791	USD	JPM	10/17/2019	(7,826)
1,606,574	EUR	1,815,766	USD	JPM	10/17/2019	(26,375)
8,197,367	EUR	9,264,746	USD	JPM	10/17/2019	(134,575)
63,805	EUR	72,445	USD	RBC	10/17/2019	(1,380)
942,058	EUR	1,069,627	USD	RBC	10/17/2019	(20,369)
1,698,618	EUR	1,928,636	USD	RBC	10/17/2019	(36,727)
155,248	EUR	175,469	USD	SG	10/17/2019	(2,555)
597,227	EUR	675,286	USD	SSB	10/17/2019	(10,099)
669,409	EUR	756,903	USD	SSB	10/17/2019	(11,320)
1,397,153	EUR	1,579,765	USD	SSB	10/17/2019	(23,626)
4,452,679	EUR	5,034,658	USD	SSB	10/17/2019	(75,294)
98,061	GBP	121,323	USD	SCB	10/17/2019	(1,635)
115,788	GBP	145,580	USD	SCB	10/17/2019	(4,256)
88,904	GBP	111,506	USD	CITI	10/17/2019	(2,995)
174,570	GBP	218,951	USD	CITI	10/17/2019	(5,880)
6,001,292	GBP	7,527,001	USD	CITI	10/17/2019	(202,145)
4,282,827	GBP	5,375,064	USD	GSI	10/17/2019	(147,675)
37,164	GBP	46,551	USD	JPM	10/17/2019	(1,191)
98,890	GBP	123,868	USD	JPM	10/17/2019	(3,168)

See Notes to Schedule of Investments

581,728	GBP	728,664	USD	JPM	10/17/2019	$(18,638)
4,278,015	GBP	5,358,577	USD	JPM	10/17/2019	(137,062)
207,666	GBP	261,371	USD	RBC	10/17/2019	(7,905)
1,136,910	GBP	1,430,926	USD	RBC	10/17/2019	(43,275)
1,335,414	GBP	1,680,765	USD	RBC	10/17/2019	(50,831)
2,289,243	GBP	2,881,264	USD	RBC	10/17/2019	(87,137)
98,350	GBP	123,210	USD	SG	10/17/2019	(3,169)
20,153	GBP	25,276	USD	SSB	10/17/2019	(678)
516,243	GBP	647,464	USD	SSB	10/17/2019	(17,366)
726,365	GBP	910,996	USD	SSB	10/17/2019	(24,434)
1,663,647	GBP	2,086,521	USD	SSB	10/17/2019	(55,963)
1,670,927	GBP	2,095,652	USD	SSB	10/17/2019	(56,208)
62,918,300	HUF	218,616	USD	GSI	10/17/2019	(4,083)
78,898,911	JPY	730,504	USD	SCB	10/17/2019	(1,126)
325,786,775	JPY	3,022,533	USD	SCB	10/17/2019	(10,811)
273,787,891	JPY	2,531,627	USD	CITI	10/17/2019	(606)
17,583,014	JPY	163,298	USD	GSI	10/17/2019	(753)
24,141,335	JPY	224,168	USD	GSI	10/17/2019	(995)
46,234,975	JPY	429,397	USD	GSI	10/17/2019	(1,980)
220,724,118	JPY	2,056,701	USD	RBC	10/17/2019	(16,226)
657,619,922	JPY	6,127,683	USD	RBC	10/17/2019	(48,343)
13,669,010	JPY	126,420	USD	SSB	10/17/2019	(58)
286,090,078	JPY	2,645,957	USD	SSB	10/17/2019	(1,208)
563,379,230	JPY	5,210,516	USD	SSB	10/17/2019	(2,380)
2,547,115	USD	275,597,827	JPY	SG	10/17/2019	(638)
2,809,352	USD	54,765,510	MXN	CITI	10/17/2019	(12,954)
167,250	USD	3,272,554	MXN	GSI	10/17/2019	(1,399)
259,909	USD	5,085,580	MXN	GSI	10/17/2019	(2,174)
413,503	USD	8,090,922	MXN	GSI	10/17/2019	(3,458)
1,943,073	USD	38,019,730	MXN	GSI	10/17/2019	(16,250)
111,647	USD	2,168,905	MXN	RBC	10/17/2019	(126)
287,214	USD	5,615,024	MXN	SG	10/17/2019	(2,153)
421,346	USD	8,237,305	MXN	SG	10/17/2019	(3,159)
1,363,807	USD	26,574,606	MXN	SSB	10/17/2019	(5,698)
3,207,347	NOK	367,091	USD	CITI	10/17/2019	(4,273)
32,161,381	NOK	3,729,548	USD	CITI	10/17/2019	(91,424)
32,436,835	NOK	3,761,490	USD	CITI	10/17/2019	(92,207)
688,524	NOK	80,351	USD	GSI	10/17/2019	(2,464)
16,368,421	NOK	1,910,190	USD	GSI	10/17/2019	(58,580)
1,994,251	NOK	231,204	USD	JPM	10/17/2019	(5,613)
6,233,874	NOK	730,723	USD	RBC	10/17/2019	(25,542)
16,091,527	NOK	1,886,219	USD	RBC	10/17/2019	(65,932)
27,419,673	NOK	3,181,051	USD	SG	10/17/2019	(79,314)
925,512	NOK	107,293	USD	SSB	10/17/2019	(2,598)
11,703,853	NOK	1,345,580	USD	SSB	10/17/2019	(21,630)
378,402	NZD	250,426	USD	CITI	10/17/2019	(1,590)
3,571,174	NZD	2,363,403	USD	CITI	10/17/2019	(15,005)
5,915,384	NZD	3,914,801	USD	CITI	10/17/2019	(24,855)
5,208,110	NZD	3,467,117	USD	GSI	10/17/2019	(42,273)
10,826,017	NZD	7,207,042	USD	GSI	10/17/2019	(87,872)
4,912,279	NZD	3,247,704	USD	JPM	10/17/2019	(17,398)
4,392,693	NZD	2,934,815	USD	RBC	10/17/2019	(46,188)
4,855,106	NZD	3,209,711	USD	SG	10/17/2019	(17,001)
198,330	NZD	131,264	USD	SSB	10/17/2019	(842)
2,002,931	PLN	527,229	USD	CITI	10/17/2019	(9,473)
7,495,578	RUB	117,019	USD	GSI	10/17/2019	(451)
6,150	USD	395,550	RUB	SG	10/17/2019	(1)
3,586,118	SEK	383,362	USD	SCB	10/17/2019	(10,112)
11,672,165	SEK	1,247,773	USD	SCB	10/17/2019	(32,913)
3,752,158	SEK	402,073	USD	GSI	10/17/2019	(11,542)
1,040,056	SEK	110,486	USD	JPM	10/17/2019	(2,235)
12,470,853	SEK	1,337,421	USD	RBC	10/17/2019	(39,433)
29,993,034	SEK	3,216,566	USD	RBC	10/17/2019	(94,838)
636,948	SEK	67,697	USD	SSB	10/17/2019	(1,402)
694,768	SEK	73,842	USD	SSB	10/17/2019	(1,530)
104,073,636	SEK	11,061,320	USD	SSB	10/17/2019	(229,149)
6,567,219	ZAR	457,009	USD	CITI	10/17/2019	(3,361)
4,378,036	ZAR	307,796	USD	GSI	10/17/2019	(5,372)
31,406,866	ZAR	2,208,050	USD	GSI	10/17/2019	(38,535)

See Notes to Schedule of Investments

31,966,871	ZAR	2,265,387	USD	RBC	10/17/2019	$(57,188)
7,699,280	ZAR	536,984	USD	SG	10/17/2019	(5,136)
Total unrealized depreciation						$(3,867,009)
Total net unrealized appreciation						$371,447

At July 31, 2019, the Fund had cash collateral of $160,000 deposited in a segregated account for Citibank N.A. and received cash collateral of $530,000 and $350,000 from Royal Bank of Canada and State Street Bank and Trust Company, respectively, to cover collateral requirements on over-the-counter derivatives.

Credit default swap contracts (“credit default swaps”)

At July 31, 2019, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Index, Ser. 31 V. 1	EUR	3,484,000	5.00%	3M	6/20/2024	$(401,556)	$(30,370)	$(22,498)	$(454,424)
ICE CC	CDX North American High Yield Index, Ser. 32 V.2	USD	14,355,000	5.00%	3M	6/20/2024	(1,068,657)	6,517	(83,738)	(1,145,878)
Total							$(1,470,213)	$(23,853)	$(106,236)	$(1,600,302)

Interest rate swap contracts (“interest rate swaps”)

At July 31, 2019, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	SEK 85,000,000	Receive	3M STIBOR	(0.17)%	3M/1Y	12/22/2019	$3,332	$8,422	$11,754
LCH	SEK 30,000,000	Receive	3M STIBOR	(0.01)%	3M/1Y	7/18/2020	(3,423)	(49)	(3,472)
LCH	SEK 27,000,000	Receive	3M STIBOR	0.01%	3M/1Y	8/29/2020	(4,203)	(227)	(4,430)
LCH	SEK 9,000,000	Receive	3M STIBOR	0.15%	3M/1Y	1/15/2021	(4,022)	(804)	(4,826)
LCH	SEK 16,480,000	Receive	3M STIBOR	0.10%	3M/1Y	8/9/2021	(8,843)	(1,974)	(10,817)
CME	USD 550,000	Receive	3M USD LIBOR	2.43%	3M/6M	12/7/2027	(22,410)	71	(22,339)
Total							$(39,569)	$5,439	$(34,130)

At July 31, 2019, the Fund had $2,321,195 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$9,046	$—	$9,046
Mortgage-Backed Securities(a)	—	7,506	—	7,506
Corporate Bonds(a)	—	32,797	—	32,797
Asset-Backed Securities	—	6,069	—	6,069
Foreign Government Securities	—	14,066	—	14,066
Exchange-Traded Funds	3,638	—	—	3,638
Short-Term Investments	—	3,910	—	3,910
Total Investments	$3,638	$73,394	$—	$77,032

(a)         The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)         The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining the value:

(000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Investments in Securities:
Corporate Bonds(c)
Airlines	$173	$—	$—	$—	$—	$—	$—	$(173)	$—	$—
Total	$173	$—	$—	$—	$—	$—	$—	$(173)	$—	$—

(c)    At the beginning of the year, these investments were valued based on a single quotation obtained from a dealer. Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$608	$—	$—	$608
Liabilities	(1,880)	—	—	(1,880)
Forward Contracts(a)
Assets	—	4,238	—	4,238
Liabilities	—	(3,867)	—	(3,867)
Swaps
Assets	—	12	—	12
Liabilities	—	(1,646)	—	(1,646)
Total	$(1,272)	$(1,263)	$—	$(2,535)

See Notes to Schedule of Investments

(a)         Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^                  A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

July 31, 2019

Notes to Schedule of Investments Income Funds (Unaudited)

†                 In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Impact Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund, Neuberger Berman Short Duration High Income Fund, Neuberger Berman Strategic Income Fund and Neuberger Berman Unconstrained Bond Fund, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)(cont’d)

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of bond forward contracts is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of cross currency swaps is determined by Management by obtaining valuations from independent pricing services based on present value of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)(cont’d)

Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC (“ICE”) to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of July 31, 2019, the value of unfunded loan commitments was approximately $44,000 for Floating Rate Income, pursuant to the following loan agreement:

Floating Rate Income (000’s omitted) Borrower	Principal Amount	Value
Pearl Intermediate Parent LLC, Term Loan, 4.03%, due 2/14/2025	$45	$44

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”).  ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)(cont’d)

Legend

Benchmarks:
BADLARPP	=	Argentina Deposit Rates Badlar Private Banks
BUBOR	=	Budapest Interbank Offer Rate
CETIP	=	Overnight Brazil
CFTES	=	China Fixing Rate Repo Rates 7 Day
CLICP	=	Sinacofi Chile Interbank Rate Average
EURIBOR	=	Euro Interbank Offered Rate
LIBOR	=	London Interbank Offered Rate
IBRCOL	=	Colombia Overnight Interbank Reference Rate
JIBAR	=	Johannesburg International Interbank Agreed Rate
LIBOR	=	London Interbank Offered Rate
MOSPRIME	=	Moscow Prime Offered Rate
PRIBOR	=	Prague Interbank Offer Rate
TIIE	=	Mexican Interbank Equilibrium Interest Rate
WIBOR	=	Poland Warsaw Interbank Offer Rate

Currency Abbreviations:
ARS	=	Argentine Peso
AUD	=	Australian Dollar
BRL	=	Brazilian Real
CAD	=	Canadian Dollar
CHF	=	Swiss Franc
CLP	=	Chilean Peso
CNH(a)	=	Chinese Yuan Renminbi
CNY(a)	=	Chinese Yuan Renminbi
COP	=	Colombian Peso
CZK	=	Czech Koruna
DKK	=	Danish Krone
DOP	=	Dominican Peso
EGP	=	Egyptian Pound
EUR	=	Euro
GBP	=	Pound Sterling
GHS	=	Ghanaian Cedi
HUF	=	Hungarian Forint
IDR	=	Indonesian Rupiah
ILS	=	Israeli Shekel
INR	=	Indian Rupee
JPY	=	Japanese Yen
KRW	=	South Korean Won
KZT	=	Kazakhstani Tenge
MXN	=	Mexican Peso
MYR	=	Malaysian Ringgit
NGN	=	Nigerian Naira
NOK	=	Norwegian Krone
NZD	=	New Zealand Dollar
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
PLN	=	Polish Zloty
RON	=	New Romanian Leu
RUB	=	Russian Ruble
SEK	=	Swedish Krona
SGD	=	Singapore Dollar
THB	=	Thai Baht
TRY	=	Turkish Lira
TWD	=	New Taiwan Dollar
USD	=	United States Dollar
UAH	=	Ukrainian Hryvna
UYU	=	Uruguayan Peso
ZAR	=	South African Rand

Non-Deliverable Forward Contracts:
ARS	=	Argentine Peso
BRL	=	Brazilian Real
CLP	=	Chilean Peso
CNY(a)	=	Chinese Yuan Renminbi
COP	=	Colombian Peso
EGP	=	Egyptian Pound
IDR	=	Indonesian Rupiah
INR	=	Indian Rupee

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)(cont’d)

KRW	=	South Korean Won
KZT	=	Kazakhstani Tenge
MYR	=	Malaysian Ringgit
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
RUB	=	Russian Ruble
TWD	=	New Taiwan Dollar

Counterparties:
CITI	=	Citibank, N.A.
GS I	=	Goldman Sachs International
JPM	=	JPMorgan Chase Bank N.A.
MS	=	Morgan Stanley Capital Services LLC
RBC	=	Royal Bank of Canada
SCB	=	Standard Chartered Bank
SG	=	Societe Generale
SSB	=	State Street Bank and Trust Company

Clearinghouses:
CME	=	CME Group, Inc.
ICE CC	=	ICE Clear Credit LLC
LCH	=	LCH Clearnet Limited

Index Periods/Payment Frequencies:

28D	=	28 Days
3M	=	3 Months
6M	=	6 Months
1Y	=	1Year
T	=	Termination

(a) There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded offshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market. Both at two different exchange rates.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.